                    NORWEST ADVANTAGE FUNDS-Registered Trademark-

                                 SEMI-ANNUAL REPORT

                                 NOVEMBER 30, 1997

                              NORWEST ADVANTAGE FUNDS

                                 FIXED INCOME FUNDS
                                 STABLE INCOME FUND
                        LIMITED TERM GOVERNMENT INCOME FUND
                        INTERMEDIATE GOVERNMENT INCOME FUND
                               DIVERSIFIED BOND FUND
                                    INCOME FUND
                               TOTAL RETURN BOND FUND
                              -----------------------
                            TAX-FREE FIXED INCOME FUNDS
                             LIMITED TERM TAX-FREE FUND
                                TAX-FREE INCOME FUND
                               COLORADO TAX-FREE FUND
                        MINNESOTA INTERMEDIATE TAX-FREE FUND
                              MINNESOTA TAX-FREE FUND
                              -----------------------
                                   BALANCED FUNDS
                               STRATEGIC INCOME FUND
                               MODERATE BALANCED FUND
                                GROWTH BALANCED FUND
                              -----------------------
                                    EQUITY FUNDS
                                     INDEX FUND
                                 INCOME EQUITY FUND
                              VALUGROWTHSM STOCK FUND
                              DIVERSIFIED EQUITY FUND
                                 GROWTH EQUITY FUND
                             LARGE COMPANY GROWTH FUND
                              SMALL COMPANY STOCK FUND
                             SMALL COMPANY GROWTH FUND
                            SMALL CAP OPPORTUNITIES FUND
                               CONTRARIAN STOCK FUND
                                 INTERNATIONAL FUND

                        ------------------------------------

                                   PERFORMA FUNDS

                         PERFORMA STRATEGIC VALUE BOND FUND
                          PERFORMA DISCIPLINED GROWTH FUND
                           PERFORMA SMALL CAP VALUE FUND
                            PERFORMA GLOBAL GROWTH FUND


                                       [LOGO]



                                  NOT FDIC INSURED

 TABLE OF CONTENTS                                             NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
         Stable Income Fund...............................................    2
         Limited Term Government Income Fund..............................    3
         Intermediate Government Income Fund..............................    4
         Diversified Bond Fund............................................    5
         Income Fund......................................................    6
         Total Return Bond Fund...........................................    7
         Limited Term Tax-Free Fund.......................................    8
         Tax-Free Income Fund.............................................    9
         Colorado Tax-Free Fund...........................................   10
         Minnesota Intermediate Tax-Free Fund.............................   11
         Minnesota Tax-Free Fund..........................................   12
         Strategic Income Fund............................................   13
         Moderate Balanced Fund...........................................   14
         Growth Balanced Fund.............................................   15
         Index Fund.......................................................   16
         Income Equity Fund...............................................   17
         ValuGrowth-SM- Stock Fund........................................   18
         Diversified Equity Fund..........................................   19
         Growth Equity Fund...............................................   20
         Large Company Growth Fund........................................   21
         Small Company Stock Fund.........................................   22
         Small Company Growth Fund........................................   23
         Small Cap Opportunities Fund.....................................   24
         Contrarian Stock Fund............................................   25
         International Fund...............................................   26
         Performa Strategic Value Bond Fund...............................   27
         Performa Disciplined Growth Fund.................................   27
         Performa Small Cap Value Fund....................................   28
         Performa Global Growth Fund......................................   28
FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities.............................   30
         Statements of Operations.........................................   34
         Statements of Changes in Net Assets..............................   38
         Financial Highlights.............................................   42
         Notes to Financial Statements....................................   53
         Schedule of Investments..........................................   63
                  Stable Income Fund......................................   63
                  Limited Term Government Income Fund.....................   63
                  Intermediate Government Income Fund.....................   63
                  Diversified Bond Fund...................................   64
                  Income Fund.............................................   64
                  Total Return Bond Fund..................................   66
                  Limited Term Tax-Free Fund..............................   66
                  Tax-Free Income Fund....................................   70
                  Colorado Tax-Free Fund..................................   75
                  Minnesota Intermediate Tax-Free Fund....................   77
                  Minnesota Tax-Free Fund.................................   90
                  Strategic Income Fund...................................   93
                  Moderate Balanced Fund..................................   93
                  Growth Balanced Fund....................................   94
                  Index Fund..............................................   94
                  Income Equity Fund......................................   94
                  ValuGrowth-SM- Stock Fund...............................   94
                  Diversified Equity Fund.................................   96
                  Growth Equity Fund......................................   96
                  Large Company Growth Fund...............................   96
                  Small Company Stock Fund................................   96
                  Small Company Growth Fund...............................   96
                  Small Cap Opportunities Fund............................   96

                                                                    [LOGO]

 TABLE OF CONTENTS (CONTINUED)                                 NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
                  Contrarian Stock Fund ..................................   97
                  International Fund......................................   97
         Notes to Schedules of Investments................................   98
FINANCIAL STATEMENTS OF NORWEST ADVANTAGE PERFORMA FUNDS
         Statements of Assets and Liabilities.............................  102
         Statements of Operations.........................................  103
         Statements of Changes in Net Assets..............................  104
         Financial Highlights.............................................  105
         Notes to Financial Statements....................................  106
         Schedules of Investments.........................................  108
                  Performa Strategic Value Bond Fund......................  108
                  Performa Disciplined Growth Fund........................  108
                  Performa Small Cap Value Fund...........................  108
                  Performa Global Growth Fund.............................  108
         Notes to Schedules of Investments................................  109
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
         Statements of Assets and Liabilities.............................  112
         Statements of Operations.........................................  114
         Statements of Changes in Net Assets..............................  116
         Financial Highlights.............................................  118
         Notes to Financial Statements....................................  119
         Schedules of Investments of Core Trust (Delaware)................  124
                  Positive Return Bond Portfolio..........................  124
                  Stable Income Portfolio.................................  124
                  Managed Fixed Income Portfolio..........................  127
                  Total Return Bond Portfolio.............................  130
                  Index Portfolio.........................................  131
                  Income Equity Portfolio.................................  139
                  Large Company Growth Portfolio..........................  141
                  Small Company Stock Portfolio...........................  142
                  Small Company Growth Portfolio..........................  143
                  Small Company Value Portfolio...........................  146
                  International Portfolio.................................  148
                  Strategic Value Bond Portfolio..........................  151
                  Disciplined Growth Portfolio............................  152
                  Small Cap Value Portfolio...............................  153
         Notes to Schedules of Investments................................  156
FINANCIAL STATEMENTS OF SCHRODER CAPITAL FUNDS (DELAWARE)
         Statements of Assets and Liabilities.............................  160
         Statements of Operations.........................................  161
         Statements of Changes in Net Assets..............................  162
         Financial Highlights.............................................  163
         Notes to Financial Statements....................................  164
         Schedule of Investments of Schroder Capital Funds................  166
                  Schroder U.S. Smaller Companies Portfolio...............  166
                  Schroder Global Growth Portfolio........................  167
                  Schroder EM Core Portfolio..............................  169

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                      January 21,
           1998
           Dear Shareholders,
               We are pleased to present the Semi-Annual Report for Norwest Advantage Funds. This report includes twenty-nine of the thirty-five Norwest Advantage Funds portfolios. The five Norwest Advantage Funds money market portfolios are reported separately.
               Norwest Advantage Funds experienced substantial asset growth during this period, with net assets increasing from one year ago by 23% to more than $18 billion as of November 30, 1997. This continues a long period of growth due, in part, to our funds' performance. We pledge to continue to provide the prudent management and results that earn your trust and support.
               The big news during this period was, of course, the financial turmoil that emerged from Asian markets. Eventually, the damage spread until markets around the globe experienced significant declines. Despite the downturn, both the U.S. economy and the financial markets remained on relatively solid footing. Inflation remained under control. Interest rates fell substantially. And the federal deficit continued to decline appreciably. We believe that these trends are likely to continue and, overall, may bode well for the U.S. financial markets.
               In the bond markets, a healthy rally occurred. The Federal Reserve took no action. Meanwhile, interest rates on the 30-year Treasury yield fell from almost seven percent to nearly six percent. As the impact of Asia hit America, a "decoupling" of the bond and stock markets began to occur as the bond rally continued while stocks corrected. We expect bond market conditions to remain favorable for some time.
               Despite the correction, the U.S. stock market produced solid returns, with the S&P 500 gaining 28.1% for the past year. Smaller stocks also performed well, yet continued to trail large stocks. A rally that began last spring ended abruptly in October, leaving the Russell 2000 with a one-year gain of 23.4%. Volatility increased greatly, due primarily to worries about Asia. We expect volatility with occasional corrections to continue, even while our long-term outlook for stocks remains positive.
               We recognize that such volatility amid increased uncertainty can be stressful for investors. That's why we offer a variety of mutual funds appropriate for your risk-tolerance and time-frames, along with personalized service to aid you in achieving your financial goals. If you have questions or need information, please call us at
           (800) 338-1348 or (612) 667-8833. We are grateful that you have chosen Norwest Advantage Funds, and look forward to continuing to earn your confidence.
                                           Sincerely,
                                                   [SIGNATURE]
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)       NOVEMBER 30,
1997

--------------------------------------------------------------------------------
 STABLE INCOME FUND                                MANAGED BY: KARL P. TOURVILLE

An interview with Karl P. Tourville
Portfolio Manager of Stable Income Fund

Q.  Karl, how has the Fund performed?

A. For the six months ended November 30, 1997, the Fund achieved a cumulative return of 3.39%, compared to a return of 3.41% for the Lipper Short Investment-Grade Debt Funds Average. Also, we are very proud of the fact that the Fund recently received an overall Morningstar rating of 4 stars among 1,355 fixed income funds.

Q.  What benchmark do you manage the Fund against?

A.  The Fund is managed against the Merrill Lynch One Year
T-Bill Index, which we have outperformed on a consistent basis. Our approach avoids timing interest rate moves and focuses on outperforming the benchmark through the security selection process.

Q.  Can you tell me a little bit about your security selection process?

A. In choosing specific securities we have a bottom-up strategy which considers four factors. First, we analyze the relative cash flows and yield advantage of the security. Second, we value any options which may be embedded in the security. Additionally, we evaluate the credit or structural issues of the security. Finally, we look at esoteric factors like liquidity or anything else which may affect its marketability. From this process, we are able to estimate a security's true economic value which we then compare with the market price.

Q.  What is your outlook?

A. We believe inflation will remain low and that real GDP growth will slow somewhat from current levels to around 2.5%-3.0%. As a result, we believe interest rates have room to fall further from current levels. As rates fall, the configuration of the yield curve is expected to become steeper.

Q.  What are the Fund characteristics?

A. The Fund's credit quality is strong with a weighted average quality of AAA. At last quarter-end we had 78% of the portfolio in AAA bonds, 9% in AA bonds, and 13% in A-rated bonds. We had 11% of the portfolio in Treasuries, 7% in agencies, 48% in mortgage-backed securities, 19% asset-backed securities, 8% corporate, 2% taxable municipals and 5% cash. The average maturity of our portfolio was 2.99 years. Our modified duration was at .97 years. As of November 30, the make-up of the portfolio is largely unchanged. However, over the past year we have selectively added about 7% to asset-backed securities.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          STABLE INCOME FUND VS. ONE-YEAR U.S. TREASURY BILL ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          4.55%         4.56%          6.08%        5.81%
SINCE INCEPTION                   6.00%         5.11%          6.49%        6.20%
INCEPTION DATE                11/11/94*      5/17/96       11/11/94     10/31/94
VALUE NOVEMBER 30, 1997        $11,954    $   10,874        $12,124      $12,039

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund      Index
11/09/94     $10,000    $10,000
11/95      10,800.00  10,761.82
11/96      11,429.66  11,378.64
11/97      12,124.23  12,039.49

 * 5/2/96 was the actual inception date of A Shares of the fund; however, performance information has been calculated using the inception date of the initial class of share.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 LIMITED TERM GOVERNMENT INCOME FUND               MANAGED BY: MARJORIE H. GRACE

An interview with Marjorie H. Grace
Portfolio Manager of Limited Term Government Income Fund

Q. Margie, the Fund was launched October 1, 1997. How has the Fund performed in the first two months?

A. For the two months ended November 30, 1997, the Fund achieved a cumulative return of 1.09%.

Q.  What is your investment strategy for the Fund?

A. We plan to move the Fund toward a longer duration and expect to have a neutral position across each sector.

Q.  What is your outlook?

A. We think that commodity prices are still headed down so we intend to remain longer in duration than our peers. We expect interest rates to come down and yield curves to flatten. We look for low inflation and believe that the bond market will do well.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT INCOME FUND               MANAGED BY: MARJORIE H. GRACE

An interview with Marjorie H. Grace
Portfolio Manager of Intermediate Government Income Fund

Q.  Margie, how has the Fund performed?

A. For the six months ended November 30, 1997, the Fund achieved a cumulative return of 6.23%, compared to a return of 5.52% for the Lipper Intermediate Government Funds Average.

Q.  What contributed to the Fund's outperformance?

A. We were longer in duration than our peers and that helped us. Also, we were underweighted in mortgage-backed securities versus our competition.

Q.  How do you manage the Fund?

A. We manage the Fund conservatively, relying upon limited duration moves and changing the weighting of our mortgage-backed security allocation.

Q.  What is your outlook?

A. Although mortgages have done better recently, we plan to remain underweighted in that sector. We are bullish on the market and therefore we are bearish on owning mortgage-backed securities because of prepayment fears. However, if we find that rates don't continue to go down and prepayment fears are overstated then we may need to add more mortgages to help with the yield. We think that commodity prices are still headed down so we intend to remain longer in duration than our peers. We expect interest rates to come down and yield curves to flatten. We look for low inflation and believe that the bond market will do well.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
            INTERMEDIATE GOVERNMENT INCOME FUND VS. LEHMAN BROTHERS
               INTERMEDIATE GOVERNMENT INDEX ("LEHMAN INDEX") AND
           LIPPER INTERMEDIATE GOVERNMENT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                 AVERAGE ANNUAL TOTAL RETURN
                                --------------------------------------------------------------
                                                                         LEHMAN       LIPPER
                                 A SHARES     B SHARES    I SHARES*      INDEX       AVERAGE
                                ----------   ----------   ----------   ----------   ----------
ONE YEAR                            2.22%        3.74%        6.52%        8.39%          6.17%
FIVE YEAR                           4.65%        N.A.         5.50%        7.20%          6.08%
TEN YEAR                            6.78%        N.A.         7.21%        8.49%          7.90%
SINCE INCEPTION                     N.A.         5.83%        N.A.         N.A.           N.A.
INCEPTION DATE                      N.A.      5/17/96         N.A.         N.A.           N.A.
VALUE NOVEMBER 30, 1997          $20,088      $11,113      $20,087      $22,613      $  21,218

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      LEHMAN INDEX   LIPPER AVERAGE
11/30/87     $10,000         $10,000          $10,000
Nov-88        10,696          10,734           10,791
Nov-89        11,768          12,073           12,071
Nov-90        12,697          13,083           12,970
Nov-91        14,275          14,773           14,680
Nov-92        15,365          15,972           15,780
Nov-93        16,851          17,431           17,266
Nov-94        15,839          17,278           16,645
Nov-95        17,895          19,643           19,066
Nov-96        18,858          20,862           19,989
Nov-97        20,087          22,613           21,218

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 DIVERSIFIED BOND FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

DIVERSIFIED BOND FUND seeks to provide total return by diversifying its investments among different fixed-income investment styles. The Fund follows a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines three different fixed income investment styles: (i) Strategic Value Bond Style; (ii) Managed Fixed Income style; and (iii) Positive Return style. The Fund is managed by multiple managers.

For the six months ended November 30, 1997, the Fund returned 7.66%, compared to a return of 5.83% for the Lipper Intermediate Investment-Grade Debt Funds Average.

The diversified structure of the Fund continues to help it perform well on a relative basis for the period ending November 30, 1997. The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 6.55% for the six months ended November 30, 1997. Continued moderate economic growth and low inflation were positives for the bond market during the past six months.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  DIVERSIFIED BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                                     INDEX
("LEHMAN INDEX") AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                    AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------
                                               LEHMAN       LIPPER
                                I SHARES*      INDEX       AVERAGE
                                ----------   ----------   ----------
ONE YEAR                            7.97%        6.32%          6.57%
FIVE YEAR                           6.02%        6.77%          6.86%
TEN YEAR                            7.58%        8.35%          8.42%
VALUE NOVEMBER 30, 1997          $20,778      $22,323      $  22,076

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      LEHMAN INDEX   LIPPER AVERAGE
11/30/87     $10,000         $10,000          $10,000
Nov-88        10,857          10,769           10,808
Nov-89        12,017          12,120           12,047
Nov-90        12,960          13,088           12,782
Nov-91        14,466          14,843           14,571
Nov-92        15,511          16,085           15,812
Nov-93        16,635          17,649           17,553
Nov-94        16,299          17,327           16,909
Nov-95        18,305          19,841           19,626
Nov-96        19,244          20,996           20,702
Nov-97        20,778          22,323           22,076

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 INCOME FUND                                       MANAGED BY: MARJORIE H. GRACE

An interview with Marjorie H. Grace
Portfolio Manager of Income Fund

Q.  Margie, how has the Fund performed?

A. For the six months ended November 30, 1997, the Fund achieved a cumulative return of 7.79%, compared to a return of 6.58 % for the Lipper Corporate Debt A Rated Funds Average.

Q.  What contributed to the Fund outperforming its Lipper peer group?

A. We did two things well that led to the outperformance of the fund. The first is that we were longer in duration than our peers. It was a contrarian position in that our competition was not as bullish as we were. Secondly, we had some good sector allocations in that we reduced our mortgage-backed exposure in the last few months. Thus, we were underweighted in mortgages as well as slightly underweighted in corporate when both of these areas underperformed the last couple of months. We capitalized on the market rally by being overweighted in Treasuries. Overall, we have done a good job of restructuring the Fund and now the performance is starting to show it.

Q.  What changes have you made to the Fund?

A. Recently, we have added some corporates and now believe that we are no longer underweighted as compared to our peers.

Q.  What is your outlook?

A. We think that commodity prices are still headed down so we intend to remain longer in duration than our peers, although most of them appear to be lengthening. We will remain underweighted in mortgages, but, as I mentioned, we are presently neutral in corporate as we have added some back. We expect interest rates to come down and yield curves to flatten. We look for low inflation and believe that the bond market will do well.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN
      INDEX") AND LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------------------------------------
                                                                     LEHMAN       LIPPER
                             A SHARES     B SHARES     I SHARES      INDEX       AVERAGE
                            ----------   ----------   ----------   ----------   ----------
ONE YEAR                        3.44%        4.95%        7.75%        6.32%          6.93%
FIVE YEAR                       5.13%        N.A.         5.97%        6.77%          7.48%
TEN YEAR                        7.72%        N.A.         8.06%        8.35%          9.03%
SINCE INCEPTION                 N.A.         4.26%        N.A.         N.A.           N.A.
INCEPTION DATE                  N.A.       8/5/93         N.A.*        N.A.           N.A.
VALUE NOVEMBER 30, 1997      $21,926      $11,984      $21,905      $22,323      $  23,120

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             FUND       INDEX    LIPPER AVERAGE
11/30/87     $10,000    $10,000          $10,000
Nov-88        10,746     10,769           10,914
Nov-89        11,801     12,120           12,326
Nov-90        12,769     13,088           12,996
Nov-91        14,909     14,843           14,897
Nov-92        16,392     16,085           16,296
Nov-93        18,014     17,649           18,342
Nov-94        16,712     17,327           17,464
Nov-95        19,455     19,841           20,545
Nov-96        20,349     20,996           21,614
Nov-97        21,926     22,323           23,120

 * 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 TOTAL RETURN BOND FUND                              MANAGED BY: DAVID B. KINNEY

An interview with David B. Kinney
Portfolio Manager of Total Return Bond Fund

Q.  Dave, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 5.67%, compared to a return of 6.99% for the Lipper Corporate Debt BBB Funds Average.

Q.  What led to the Fund's underperformance?

A. The Fund has been positioned with a shorter duration than its benchmark. With the strength of the economy, we anticipated that inflation and interest rates would pick up. In the first half of the year, this proved beneficial. We have also run the Fund with high quality securities. Both of these positions hurt the portfolio in the past six months as interest rates have come down and yield spreads have tightened.

Q.  Could you describe your security selection process?

A. We concentrate on historical yield spreads of quality securities. We do not manage the Fund by sector or actively trade securities.

Q.  What is your outlook for the bond market?

A. We have been anticipating an increase in interest rates. However, the problems in Asia have caused a recent flight to quality in the Treasury market and a decline in commodity prices. We therefore have not shortened the duration of the Fund.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  TOTAL RETURN BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND LIPPER CORPORATE DEBT BBB-RATED AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                        AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------
                                                              LEHMAN      LIPPER
                         A SHARES    B SHARES    I SHARES      INDEX      AVERAGE
                         ---------   ---------   ---------   ---------   ---------
ONE YEAR                     2.21%       3.65%       6.44%        6.32%       7.76%
SINCE INCEPTION              4.81%       4.97%       5.95%        6.05%       6.90%
INCEPTION DATE           12/31/93    12/31/93    12/31/93     12/31/93    12/31/93
VALUE NOVEMBER 30, 1997   $12,024     $12,194     $12,542      $12,591     $12,992

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
              FUND      LEHMAN INDEX   LIPPER AVERAGE
31-Dec-93     $10,000         $10,000          $10,000
Nov-94          9,871           9,773            9,455
Nov-95         11,195          11,191           11,305
Nov-96         11,783          11,842           12,050
Nov-97         12,542          12,591           12,992

Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 LIMITED TERM TAX-FREE FUND                       MANAGED BY: WILLIAM T. JACKSON

An interview with William T. Jackson,
Portfolio Manager of Limited Term Tax-Free Fund

Q.  Bill, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 3.76%, compared to a return of 3.07% for the Lipper Short Intermediate Municipal Debt Funds Average.

Q.  What contributed to the Fund's outperformance?

A. The Fund had a relatively longer duration in the time period than most of the funds in its peer group which in the positive market we have had has given the Fund greater price appreciation. Also, due to a positive cash flow into the Fund, we have been able to add value though opportunistic issue selection.

Q.  Was the Fund's longer duration an interest rate bet?

A. Certainly, our market outlook has called for a decline in interest rates. We positioned ourselves accordingly and the Fund benefited when rates decreased. However, this is a short-term fund which we manage extremely conservatively. Our longer duration is in strict relative terms. We must keep our average maturity under 5 years and have done that.

Q.  What is your outlook for the bond market?

A. We still maintain a positive outlook for the bond market and we feel that there is still room for interest rates to decline. We are positioned accordingly. However, first and foremost, we focus on trading and issue selection expertise to add value each day in order to deliver a safe positive return to shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   LIMITED TERM TAX-FREE FUND VS. LEHMAN 3 YEAR MUNICIPAL BOND INDEX ("LEHMAN INDEX") AND LIPPER SHORT INTERMEDIATE MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The results compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------
                                      LEHMAN      LIPPER
                         I SHARES      INDEX      AVERAGE
                         ---------   ---------   ---------
ONE YEAR                     5.37%        4.82%       4.39%
FIVE YEAR                    N.A.         N.A.        N.A.
TEN YEAR                     N.A.         N.A.        N.A.
SINCE INCEPTION              9.37%        5.56%       5.23%
INCEPTION DATE            10/1/96      9/30/96     9/30/96
VALUE NOVEMBER 30, 1997   $11,102      $10,654     $10,614

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    Lehman Index   Lipper Average
10/1/96      $10,000         $10,000          $10,000
10/31/96      10,387          10,070           10,066
11/30/96      10,537          10,164           10,166
12/31/96      10,515          10,169           10,160
1/31/97       10,555          10,213           10,191
2/28/97       10,621          10,264           10,247
3/31/97       10,566          10,210           10,179
4/30/97       10,616          10,254           10,216
5/31/97       10,699          10,337           10,300
6/30/97       10,780          10,398           10,368
7/31/97       10,977          10,522           10,502
8/31/97       10,906          10,501           10,469
9/30/97       10,999          10,576           10,541
10/31/97      11,072          10,623           10,582
11/30/97      11,102          10,654           10,614

Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND                             MANAGED BY: WILLIAM T. JACKSON

An interview with William T. Jackson
Portfolio Manager of Tax-Free Income Fund

Q.  Bill, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 5.86%, compared to a return of 5.44% for the Lipper General Municipal Debt Funds Average.

Q.  What led to the Fund's outperformance?

A. The outperformance is primarily attributable to the Fund having had a longer duration in the time period than most of the funds in its peer group. This leads to greater price appreciation in a positive market.

Q.  What other strategies have worked well?

A. The Fund has acquired a significant number of long-term non-callable bonds. Although non-callable bonds typically offer less yield than callable bonds, when interest rates fall, non-callable bonds offer significantly better price appreciation. Mortgage-backed callable bonds have also worked well in the Fund.

Q.  Will you describe your security selection process?

A. We manage the Fund with a long-term view with respect to how a bond will perform over significant market moves and position the Fund accordingly. We also hold high quality securities as we feel the current marketplace is not paying for credit risk.

Q.  What is your outlook for the bond market?

A. We have a positive outlook for the bond market and we feel that there is still room for interest rates to decline. We are positioned accordingly. However, first and foremost, we focus on trading and issue selection expertise to add value each day in order to deliver a superior return to shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS.THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                  INDEX") AND
            LIPPER GENERAL MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------------------------
                                                             LEHMAN     LIPPER
                         A SHARES    B SHARES   I SHARES     INDEX     AVERAGE
                         ---------   --------   ---------   --------   --------
ONE YEAR                    3.56%       5.07%      7.96%       7.05%       6.88%
FIVE YEAR                   6.02%       N.A.       6.90%       7.71%       6.74%
SINCE INCEPTION             6.42%       5.60%      6.96%       8.38%       7.27%
INCEPTION DATE            8/1/89      8/6/93     8/1/89*    7/31/89     7/31/89
VALUE NOVEMBER 30, 1997  $16,809     $12,662    $17,528     $19,561    $ 17,963

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      LEHMAN INDEX   LIPPER AVERAGE
8/1/89        $9,600         $10,000          $10,000
Nov-90        10,374          11,150           10,789
Nov-91        11,220          12,269           11,869
Nov-92        12,051          13,491           13,063
Nov-93        13,048          15,066           14,558
Nov-94        12,425          14,391           13,536
Nov-95        14,657          17,060           16,020
Nov-96        15,584          18,273           16,807
Nov-97        16,809          19,561           17,963

 * 8/2/93 was the actual inception date of I Shares of the fund; however, performance information has been calculated using the inception date of the initial class of shares. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 COLORADO TAX-FREE FUND                           MANAGED BY: WILLIAM T. JACKSON

An interview with William T. Jackson
Portfolio Manager of Colorado Tax-Free Fund

Q.  Bill, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 5.87%, compared to a return of 5.75% for the Lipper Colorado Municipal Debt Funds Average.

Q.  What led to the Fund's performance?

A. The Fund, like the other municipal debt funds we manage, had a long duration. However, the duration was probably not as long as some of the funds in the peer group.

Q.  What security selection strategies does the Fund employ?

A. Actually, one of the challenges in managing a single state fund is in finding enough issues to implement market strategies. We manage the Fund with a long-term view with respect to how a bond will perform over significant market moves and position the Fund accordingly. We also hold high quality securities as we feel the current marketplace is not paying for credit risk.

Q.  Any other portfolio management strategies?

A. When the market sells off, we intentionally look for opportunities to realize tax losses in each of the municipal debt funds we manage in an effort to minimize any taxable event for shareholders.

Q.  What is your outlook for the bond market?

A. We have a positive outlook for the bond market and we feel that there is still room for interest rates to decline. We are positioned accordingly. However, first and foremost, we focus on trading and issue selection expertise to add value each day in order to deliver a superior return to shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                  INDEX") AND
           LIPPER COLORADO MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------------------------
                                                             LEHMAN     LIPPER
                         A SHARES    B SHARES   I SHARES     INDEX     AVERAGE
                         ---------   --------   ---------   --------   --------
ONE YEAR                    3.87%       5.54%      8.35%       7.05%       7.19%
SINCE INCEPTION             5.61%       5.78%      6.59%       7.10%       6.05%
INCEPTION DATE            6/1/93      8/2/93     6/1/93*    5/31/93     5/31/93
VALUE NOVEMBER 30, 1997  $12,785     $12,756    $13,332     $13,623    $ 13,033

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      LEHMAN INDEX   LIPPER AVERAGE
6/1/93        $9,600         $10,000           10,000
Nov-94        $9,433         $10,022            9,762
Nov-95       $11,119         $11,881           11,520
Nov-96       $11,812         $12,726           12,127
Nov-97       $12,785         $13,623           13,033

 * 8/23/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 MINNESOTA INTERMEDIATE TAX-FREE FUND           MANAGED BY: PATRICIA D. HOVANETZ

An interview with Patricia D. Hovanetz
Portfolio Manager of Minnesota Intermediate Tax-Free Fund

Q. Pat, the Fund was launched October 1, 1997. How has the Fund performed in the first two months?

A. For the 2 months ended November 30, 1997, the Fund achieved a cumulative return of 0.95%, compared to a return of 0.79% for the Lipper Other States Intermediate Funds Average.

Q.  What is the history of the Fund?

A. The Fund was managed as a common trust fund before it converted to a mutual fund on October 1. The Fund is positioned primarily as a high yield, low volatility fund due to several old, high coupon positions maturing between 1997 and 2003. Those bonds have virtually no price movement and generate high income.

Q.  What is your security selection process for new issues?

A. I utilize a modified barbell approach by offsetting those securities with little volatility and high yield with securities with greater volatility. I also think that the Fund is slightly longer in duration than its peer group. The Fund holds high quality securities and is designed to perform in line in up markets and outperform in down markets.

Q.  What is your outlook for the bond market?

A. I expect rates to further decline gradually. I anticipate low inflation and moderate growth. The only risk factor in inflation has been wage inflation. However, thus far it has not materialized. Our outlook and strategy have not changed and we continue to seek high current income that is exempt from federal and Minnesota state income taxes (including the alternative minimum tax).

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 MINNESOTA TAX-FREE FUND                        MANAGED BY: PATRICIA D. HOVANETZ

An interview with Patricia D. Hovanetz
Portfolio Manager of Minnesota Tax-Free Fund

Q.  Pat, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 5.48%, compared to a return of 5.02% for the Lipper Minnesota Municipal Debt Funds Average.

Q.  What led to the Fund's outperformance versus its peer group?

A. The performance of the Fund is primarily attributable to several decisions I made in early 1997. We have been anticipating low inflation and moderate growth in the economy. We therefore look for securities with good convexity, in other words, securities with more upside than downside potential that are not hampered by call features. We also believe the Fund is slightly longer in duration than the peer group which, in the positive market we have experienced, has proven successful.

Q.  How has the supply in the Minnesota bond market been?

A. There has been a decline in issuances in the past year. Therefore, it has been difficult to add value by utilizing trading techniques. Instead, we have focused on building a structurally strong portfolio.

Q.  What is your outlook for the bond market?

A. I expect rates to further decline gradually. I anticipate low inflation and moderate growth. The only risk factor in inflation has been wage inflation. However, thus far it has not materialized. Our outlook and strategy have not changed and we continue to seek high current income that is exempt from federal and Minnesota state income taxes.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  MINNESOTA TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                  INDEX") AND
           LIPPER MINNESOTA MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------------------------------------
                                                                     LEHMAN       LIPPER
                             A SHARES     B SHARES     I SHARES      INDEX       AVERAGE
                            ----------   ----------   ----------   ----------   ----------
ONE YEAR                        2.66%        4.29%          6.98%        7.05%        6.32%
FIVE YEAR                       5.77%        N.A.           6.64%        7.71%        6.44%
SINCE INCEPTION                 6.53%        5.20%          6.97%        8.61%        7.56%
INCEPTION DATE               1/12/88       8/6/93        1/12/88*    12/31/87     12/31/87
VALUE NOVEMBER 30, 1997      $18,700      $12,460        $19,479      $22,708      $20,558

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             FUND      LEHMAN INDEX   LIPPER AVERAGE
1/12/88       $9,600         $10,000           10,000
Nov-88         9,942          10,736           10,924
Nov-89        10,966          11,811           12,028
Nov-90        11,679          12,944           12,837
Nov-91        12,544          14,242           13,959
Nov-92        13,559          15,661           15,215
Nov-93        14,906          17,490           16,910
Nov-94        13,959          16,706           15,782
Nov-95        16,575          19,805           18,483
Nov-96        17,480          21,213           19,335
Nov-97        18,700          22,708           20,558

 * 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 STRATEGIC INCOME FUND
 (PREVIOUSLY CALLED CONSERVATIVE BALANCED FUND)
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

STRATEGIC INCOME FUND seeks to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income instruments through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund has a 80% bond and 20% stock mix and is managed by multiple managers.

For the six months ended November 30, 1997, the Fund returned 7.63%, compared to a return of 6.33% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 6.55% for the six months ending November 30, 1997. Continued moderate economic growth and low inflation were positives for the bond market during the past six months.

The stock market continued its breathtaking pace over the past six months with the Standard & Poor's 500 Index returning 13.58%. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      STRATEGIC INCOME FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND
      STRATEGIC INCOME FUND WEIGHTED LIPPER PEER GROUP ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                       AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------------------------
                                            S&P         LEHMAN       LIPPER
                            I SHARES*      INDEX        INDEX       AVERAGE
                            ----------   ----------   ----------   ----------
ONE YEAR                       11.55%         24.22%      6.32%          9.95%
FIVE YEAR                       8.80%         19.31%      6.77%          9.29%
SINCE INCEPTION                 9.40%         16.79%      8.46%          9.50%
INCEPTION DATE                5/1/89        4/30/89    4/30/89        4/30/89
VALUE NOVEMBER 30, 1997      $21,651      $  37,962    $20,090      $  21,806

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             FUND      S&P INDEX    LEHMAN INDEX   LIPPER AVERAGE
4/30/89      $10,000      $10,000         $10,000           10,000
Nov-89       $10,813      $11,413         $10,908           10,825
Nov-90       $11,392      $11,017         $11,779           11,195
Nov-91       $13,034      $13,253         $13,358           12,794
Nov-92       $14,203      $15,697         $14,476           13,963
Nov-93       $15,271      $17,276         $15,883           15,652
Nov-94       $15,455      $17,456         $15,594           15,556
Nov-95       $17,728      $23,904         $17,856           18,099
Nov-96       $19,410      $30,560         $18,896           19,826
Nov-97       $21,651      $37,962         $20,090           21,806

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 MODERATE BALANCED FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

MODERATE BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund has a 60% bond and 40% bond mix and is managed by multiple managers.

For the six months ended November 30, 1997, the Fund returned 8.24%, compared to a return of 7.38% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 6.55% for the past six months. Continued moderate economic growth and low inflation were positives for the bond market during this period.

The stock market continued its record-setting climb this past six months with the Standard & Poor's 500 Index returning 13.58% for the six months ending November 30, 1997. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     MODERATE BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND
      MODERATE BALANCED FUND WEIGHTED LIPPER PEER GROUP ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                       AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------------------------
                                            S&P         LEHMAN       LIPPER
                            I SHARES*      INDEX        INDEX       AVERAGE
                            ----------   ----------   ----------   ----------
ONE YEAR                       13.92%         24.22%      6.32%         12.28%
FIVE YEAR                      10.55%         19.31%      6.77%         11.30%
SINCE INCEPTION                11.05%         16.79%      8.46%         10.88%
INCEPTION DATE                5/1/89        4/30/89    4/30/89        4/30/89
VALUE NOVEMBER 30, 1997      $24,611      $  37,962    $20,090      $  24,297

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index    Lehman Index   Lipper Average
4/30/89      $10,000      $10,000         $10,000          $10,000
11/89         11,105       11,413          10,908           10,894
11/90         11,529       11,017          11,779           11,033
11/91         13,501       13,253          13,358           12,834
11/92         14,896       15,697          14,476           14,200
11/93         16,131       17,276          15,883           16,292
11/94         16,351       17,456          15,594           16,201
11/95         19,323       23,904          17,856           19,306
11/96         21,604       30,560          18,896           21,633
11/97         24,611       37,962          20,090           24,297

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 GROWTH BALANCED FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

GROWTH BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has a 65% stock and 35% bond mix and is managed by multiple managers.

For the six months ended November 30, 1997, the Fund returned 9.81%, compared to a return of 9.02% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

The stock market continued reaching new heights this past six months with the Standard & Poor's 500 Index returning 13.58% for the six months ending November 30, 1997. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 6.55% this past six months. Continued moderate economic growth and low inflation were positives for the bond market during this period.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   GROWTH BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX"), GROWTH
 BALANCED FUND WEIGHTED LIPPER PEER GROUP ("LIPPER GB AVERAGE") LIPPER BALANCED
                        FUND AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------------------------------------
                                            S&P         LEHMAN     LIPPER GB      LIPPER
                            I SHARES*      INDEX        INDEX       AVERAGE      AVERAGE
                            ----------   ----------   ----------   ----------   ----------
ONE YEAR                       18,12%         24.22%      6.32%       16.14%         16.10%
FIVE YEAR                      13.36%         19.31%      6.77%       14.61%         13.18%
SINCE INCEPTION                13.01%         16.79%      8.46%       13.07%         12.25%
INCEPTION DATE                5/1/89        4/30/89    4/30/89      4/30/89        4/30/89
VALUE NOVEMBER 30, 1997      $28,609      $  37,962    $20,090      $28,731      $  26,989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index    Lehman Index   Lipper GB Average   Lipper Average
4/30/89      $10,000      $10,000         $10,000             $10,000          $10,000
Nov-89       $11,018      $11,413         $10,908             $11,000          $10,971
Nov-90       $11,160      $11,017         $11,779             $10,756          $10,806
Nov-91       $13,580      $13,253         $13,358             $12,839          $12,870
Nov-92       $15,281      $15,697         $14,476             $14,508          $14,708
Nov-93       $16,682      $17,276         $15,883             $17,244          $16,287
Nov-94       $16,929      $17,456         $15,594             $17,203          $15,999
Nov-95       $20,815      $23,904         $17,856             $21,272          $19,965
Nov-96       $24,220      $30,560         $18,896             $24,732          $23,215
Nov-97       $28,609      $37,962         $20,090             $28,731          $26,989

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED) NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 INDEX FUND                CO-MANAGED BY: DAVID D. SYLVESTER AND LAURIE R. WHITE

An interview with Laurie R. White
Portfolio Manager of Index Fund

Q.  Laurie, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 13.42%, compared to a return of 13.24% for the Lipper S&P 500 Index Funds Average.

Q.  What contributed to the Fund's performance?

A. Our mandate is to completely replicate the S&P 500 Index. To accomplish this goal we purchase all of the securities in the Index within the proper weightings.

Q.  Is the Fund fully invested?

A. We keep a portion of the Fund in cash in order to handle purchases and redemptions without requiring us to execute stock transactions. We reduce the drag of cash by hedging our cash position by investing in S&P futures contracts. This effectively gives us a 100% equity position.

Q.  Do you consider management of the Fund to be active or passive management?

A. Since the management of the Fund is based completely on replicating of the S&P 500 Index, we consider management of the Fund to be passive. The only active management involves the cash position.

Q.  Would you like to comment on your outlook?

A. Since the Fund mimics the S&P 500 Index, our outlook does not have any impact on the Fund's performance at all. We believe that our careful replication and active management of the cash position will allow the Fund to continue to perform in line with the Index.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          INDEX FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
      LIPPER STANDARD & POOR'S 500 INDEX OBJECT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN
                            ------------------------------------
                                                        LIPPER
                            I SHARES*    S&P INDEX     AVERAGE
                            ----------   ----------   ----------
ONE YEAR                       28.14%         24.22%       27.80%
FIVE YEAR                      19.42%         19.31%       19.60%
TEN YEAR                       18.07%         18.27%       17.92%
VALUE NOVEMBER 30, 1997      $52,731      $  53,626    $  52,344

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      S&P INDEX   LIPPER AVERAGE
11/30/87     $10,000      $10,000          $10,000
11/30/88     $12,234      $12,328          $12,180
11/30/89     $15,891      $16,122          $15,795
11/30/90     $15,255      $15,564          $15,222
11/30/91     $18,307      $18,722          $18,208
11/30/92     $21,697      $22,175          $21,447
11/30/93     $23,681      $24,405          $23,494
11/30/94     $23,880      $24,660          $23,644
11/30/95     $32,337      $33,768          $32,207
11/30/96     $41,150      $43,170          $40,965
11/30/97     $52,731      $53,626          $52,344

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 INCOME EQUITY FUND                                 MANAGED BY: DAVID L. ROBERTS

An interview with David L. Roberts
Portfolio Manager of Income Equity Fund

Q.  Dave, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 12.84%, compared to a return of 12.48% for the Lipper Equity Income Funds Average.

Q.  What led to the Fund's performance?

A. Our energy exposure contributed positively to the performance of the Fund over the period. We also have a low technology exposure. Right now, we are at a maximum underweight in technology because the group does not currently have the characteristics we look for.

Q.  Do you anticipate changing sector weightings going forward?

A. No, for the most part, our sector weightings have been successful and we expect more of the same going forward. We currently have an emphasis on capital goods and consumer cyclicals such as retail stocks. We also have an emphasis on utility securities as that group has been greatly undervalued. We have benefited from the recent rise of electrical utilities stock prices as the industry is currently undergoing deregulation.

Q. The turnover of the Fund is low, at approximately 10%. Is this a characteristic of equity income funds or is this your personal investment style?

A. It is attributable to our investment style. We look for companies that will deliver long-term positive returns. We also look for non-cyclical, stable names that can deliver consistent dividend growth.

Q.  What is your outlook for the market?

A. We are positive on the market and the Fund's current positioning. The Fund has performed well, particularly in a strong stock market. We do, however, have a defensive position with an emphasis on energy and capital goods. We especially like US companies with global exposure going forward.
THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      INCOME EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                LIPPER EQUITY INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------------------------
                                                              S&P       LIPPER
                         A SHARES*   B SHARES   I SHARES*    INDEX     AVERAGE
                         ---------   --------   ---------   --------   --------
ONE YEAR                   16.56%      19.39%     23.30%       24.22%     23.99%
FIVE YEAR                  17.52%       N.A.      18.85%       19.31%     16.84%
SINCE INCEPTION            16.33%      21.75%     17.09%       17.30%     14.55%
INCEPTION DATE           3/31/89      5/2/96    3/31/89      3/31/89    3/31/89
VALUE NOVEMBER 30, 1997  $37,147     $13,964    $39,310     $ 39,930   $ 32,504

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index   Lipper Average
3/31/89      $10,000      $10,000          $10,000
11/89         11,850       12,004           11,333
11/90         11,928       11,589           10,364
11/91         14,239       13,941           12,486
11/92         16,567       16,511           14,600
11/93         17,827       18,172           16,733
11/94         18,563       18,362           16,580
11/95         25,402       25,144           21,271
11/96         31,882       32,145           26,137
11/97         39,310       39,930           32,504

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 VALUGROWTH-SM- STOCK FUND                             MANAGED BY: DAVID S. LUNT

An interview with David S. Lunt
One of the Portfolio Managers of ValuGrowth-SM- Stock Fund

Q.  Dave, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 8.85%, compared to a return of 12.38% for the Lipper Growth Funds Average.

Q.  What led to the Fund's performance?

A. The underperformance of the Fund relative to its peer group in the past six months is attributable largely to the style of the Fund. The Fund's emphasis on growth and large capitalization companies caused the Fund to underperform in a period where value outperformed growth securities and small-to mid-cap securities outperformed large-cap securities. Additionally, the Fund held stock in several companies which announced disappointing earnings in the time period, resulting in a decline in their stock prices in a jittery market.

Q.  Could you describe your current sector weightings?

A. In the current market, we have taken a relatively defensive position. We expect earnings growth and the economy to slow. We are therefore interested in securities with which we have a high level of comfort. We anticipate interest rates will come down from current levels and that the financial sector will benefit from that. We would like to have more portfolio exposure in consumer staples but are currently having trouble finding value within the sector.

Q.  What is your outlook for the market?

A. The market has seen a great deal of volatility. Good opportunities disappear quickly. I expect more of the same going forward. I believe that earnings expectations are high. We are therefore taking some of the cyclicality out of the portfolio and anticipate that our style will do well in the volatile environment we foresee.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  VALUGROWTH-SM- STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------------------------
                                                              S&P       LIPPER
                         A SHARES    B SHARES   I SHARES     INDEX     AVERAGE
                         ---------   --------   ---------   --------   --------
ONE YEAR                   13.01%      15.71%     19.54%       24.22%     22.00%
FIVE YEAR                  11.94%       N.A.      13.15%       19.31%     16.55%
SINCE INCEPTION            13.25%      14.17%     13.87%       17.56%     16.15%
INCEPTION DATE            1/8/88      8/5/93    1/8/88*     12/31/87   12/31/87
VALUE NOVEMBER 30, 1997  $34,279     $17,960    $36,188      $49,835    $44,034

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      S&P INDEX   LIPPER AVERAGE
1/8/88        $9,450      $10,000          $10,000
Nov-88         9,622       11,456           11,181
Nov-89        12,317       14,982           14,473
Nov-90        11,958       14,463           13,539
Nov-91        15,048       17,399           17,243
Nov-92        18,429       20,607           20,421
Nov-93        18,887       22,680           22,425
Nov-94        18,819       22,916           22,477
Nov-95        23,487       31,381           29,633
Nov-96        28,660       40,118           36,131
Nov-97        34,279       49,835           44,034

* 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 DIVERSIFIED EQUITY FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

DIVERSIFIED EQUITY Q&A seeks long-term capital appreciation while moderating annual return volatility by diversifying its investments among five different equity investment styles.

The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities. The Fund's portfolio combines five different equity investment styles: (i) an index style; (ii) an income equity style; (iii) a large company style; (iv) small company styles; and (v) an international style. In addition, the Fund allocates the assets dedicated to small company investments to four distinct small company investment styles.

For the six months ended November 30, 1997, the Fund returned 10.74%, compared to a return of 10.62% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

The stock market continued breaking record ground this past six months with the Standard & Poor's 500 Index returning 13.58% for the six months ending November 30, 1997. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns. Small stocks provided equivalent returns over the period as reflected by the six month return of the Russell 2000 Index of 13.80%. However, international stocks did not fare well during this period.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     DIVERSIFIED EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), DIVERSIFIED EQUITY FUND WEIGHTED LIPPER PEER GROUP ("LIPPER DE AVERAGE") AND
               LIPPER GROWTH & INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                    AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------------------------------------------
                                                                      S&P       LIPPER DE      LIPPER
                            A SHARES*     B SHARES    I SHARES*      INDEX       AVERAGE      AVERAGE
                            ----------   ----------   ----------   ----------   ----------   ----------
ONE YEAR                       15.89%       18.72%       22.61%         24.22%     21.35%         23.50%
FIVE YEAR                      16.20%        N.A.        17.52%         19.31%     18.85%         17.43%
SINCE INCEPTION                16.31%       20.66%       17.05%         17.68%     16.25%         15.74%
INCEPTION DATE                1/1/89       5/6/96       1/1/89       12/31/88   12/31/88       12/31/88
VALUE NOVEMBER 30, 1997      $38,515      $13,732      $40,747        $42,755    $38,326        $36,843

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index   Lipper DE Average   Lipper Average
12/31/88     $10,000      $10,000             $10,000          $10,000
Nov-89        12,622       12,854              12,303           12,210
Nov-90        12,337       12,408              11,470           11,494
Nov-91        15,762       14,927              14,005           13,902
Nov-92        18,171       17,679              16,150           16,401
Nov-93        19,989       19,457              19,888           18,237
Nov-94        20,571       19,661              20,198           18,308
Nov-95        27,067       26,922              25,817           23,913
Nov-96        33,233       34,418              31,580           29,759
Nov-97        40,747       42,755              38,326           36,843

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (unaudited)
(continued)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 GROWTH EQUITY FUND MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

GROWTH EQUITY FUND seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among three different equity investment styles.

The Fund follows a "multi-style" approach designed to reduce the volatility and risk of investing in equity securities. The Fund's portfolio combines three different equity investment styles: (i) a large company growth style; (ii) small company styles; and (iii) an international style. In addition, the Fund allocates the assets dedicated to small company investments to four distinct small company investment styles.

For the six months ended November 30, 1997, the Fund returned 8.96%, compared to a return of 8.71% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

The stock market forged into record territory this past year with the Standard & Poor's 500 Index returning 13.58% for the six months ending November 30, 1997. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns. Small stocks provided equivalent returns over the period as reflected by the six month return of the Russell 2000 Index of 13.80%. However, international stocks did not fare well during this period.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT

INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        GROWTH EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
    GROWTH EQUITY FUND WEIGHTED LIPPER PEER GROUP ("LIPPER GE AVERAGE") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                    AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------------------------------------------
                                                                                LIPPER GE      LIPPER
                            A SHARES*     B SHARES    I SHARES*    S&P INDEX     AVERAGE      AVERAGE
                            ----------   ----------   ----------   ----------   ----------   ----------
ONE YEAR                       12.71%       15.36%       19.25%         24.22%     16.67%         22.00%
FIVE YEAR                      15.09%        N.A.        16.41%         19.31%     15.80%         16.55%
SINCE INCEPTION                15.62%       14.50%       16.38%         16.79%     13.60%         15.30%
INCEPTION DATE                5/1/89       5/6/96       5/1/89        4/30/89    4/30/89        4/30/89
VALUE NOVEMBER 30, 1997      $34,800      $12,685      $36,826      $  37,962    $29,913      $  33,990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index   Lipper GE Average              Lipper Average
4/30/89      $10,000      $10,000             $10,000                     $10,000
11/89         11,246       11,413              10,947                      11,172
11/90         10,868       11,017              10,001                      10,451
11/91         15,024       13,253              12,637                      13,310
11/92         17,224       15,697              14,372                      15,763
11/93         19,900       17,276              16,805                      17,310
11/94         20,481       17,456              17,378                      17,350
11/95         26,064       23,904              21,477                      22,874
11/96         30,881       30,560              25,637                      27,890
11/97         36,826       37,962              29,913                      33,990

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED) NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 LARGE COMPANY GROWTH FUND                              MANAGED BY: JOHN S. DALE

An interview with John S. Dale
Portfolio Manager of Large Company Growth Fund

Q.  John, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 15.26%, compared to a return of 12.38% for the Lipper Growth Funds Average.

Q.  What contributed to the Fund's performance?

A. Our emphasis on pure growth securities led to the outperformance of the Fund versus its Lipper peer group. Our outperformance was not attributable to active trading in the Fund. In the latter half of the period we had no new purchases or sales in the portfolio. The earnings growth of our securities continues to be in the 24%-25% range, which is quite high.

Q.  Could you describe your stock selection strategy?

A. Our investment philosophy centers around finding needles in haystacks. We are looking for great secular long-term growth companies that can grow earnings at a minimum of 50% faster than the average company from a normalized earnings base beyond an economic cycle.

Q. The average annual turnover rate for the past 5 years in this Fund is 29%. How does this compare to your peers?

A. We make long-term commitments to the companies in which we invest. Our portfolio turnover averages below 30% compared to the 91% annual rate of turnover experienced by general equity funds in the first half of 1997.

Q. The Fund is heavily weighted in technology, financials and consumer cyclicals. Is the Fund managed by sector?

A. No, not at all. All of our security selections are bottom-up. There are a lot of technology, healthcare and financial services companies that meet our high unit volume growth criteria. We do not own many consumer durables because they do not meet our growth criteria.

Q.  What is your outlook for the market?

A. Average earnings growth is slowing. Recent markets have seen unusually strong profit growth due to corporate America expanding margins. We expect profit growth to now grow in line with revenue growth. We will continue to focus on companies with future earnings potential of at least 50% that are not dependent on cost cutting strategies.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  LARGE COMPANY GROWTH FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------
                                                          LIPPER
                             I SHARES*     S&P INDEX      AVERAGE
                            -----------   -----------   -----------
ONE YEAR                         29.40%         24.22%        22.00%
FIVE YEAR                        15.89%         19.31%        16.55%
TEN YEAR                         17.92%         18.27%        16.76%
VALUE NOVEMBER 30, 1997        $52,057        $53,626       $47,988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      S&P INDEX     LIPPER AVERAGE
11/30/87     $10,000       $10,000           $10,000
Nov-88       $10,824       $12,328           $12,186
Nov-89       $14,126       $16,122           $15,773
Nov-90       $14,221       $15,564           $14,755
Nov-91       $21,373       $18,722           $18,791
Nov-92       $24,890       $22,175           $22,255
Nov-93       $24,311       $24,405           $24,439
Nov-94       $24,301       $24,660           $24,495
Nov-95       $32,751       $33,768           $32,295
Nov-96       $40,228       $43,170           $39,375
Nov-97       $52,057       $53,626           $47,988

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED) NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND                                MANAGED BY: KIRK MCCOWN

An interview with Kirk McCown
Portfolio Manager of Small Company Stock Fund

Q.  Kirk, how has the Fund performed?

A. For the six months ended November 30, 1997, the Fund achieved a cumulative return of 6.36%, compared to a return of 12.67% for the Lipper Small Cap Funds Average.

Q.  What contributed to the Fund's performance?

A. The Fund performed fairly well in the summer but suffered in October and November. The smaller the stock category, the worse it performed during this time period. Being the smallest of the small cap managers in terms of companies we work on contributed to the performance.

Q.  What performed well over the summer?

A.  Technology in particular, as well as finance and energy.

Q.  Can you describe your style of stock selection?

A. We search for growth at a reasonable price. We compare the companies we are interested in by peer groups. Often, we don't look for companies that have the highest growth rates as they are generally too expensive. We also don't want the stocks with the lowest value of the peer group, they usually deserve to have the lowest value because their growth rate isn't there. We are trying to find companies that we believe are undervalued based on their historical and future growth rate and who are unrecognized by others. In addition, we have started to use a system where we set the maximum and minimum percentage of stocks we will own in a sector for each S&P 600 Small Cap Index sector. By eliminating overweight and underweight positions by sector, we believe volatility and turnover will be reduced. It will also allow us to focus on what we do best, which is to pick stocks versus the index.

Q.  What is your outlook?

A. Our outlook is very positive on the small cap world, as positive as we have been in some number of years. Valuations are historically compelling relative to large caps. The earnings growth rate looks to be exceptional for small caps. We are fully invested looking forward to a very good 1998. We are finding lots of bargains at reasonable prices. However, until the fear of financial instability in Asia recedes, we think small caps will be hard pressed to outperform as money will flow to more liquid investments.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     SMALL COMPANY STOCK FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------------------------------------------
                                                                        RUSSELL       LIPPER
                             A SHARES      B SHARES      I SHARES        INDEX        AVERAGE
                            -----------   -----------   -----------   -----------   -----------
ONE YEAR                          7.47%         9.88%         13.71%        23.16%        21.00%
SINCE INCEPTION                  13.00%        13.41%         14.52%        14.99%        17.51%
INCEPTION DATE                12/31/93      12/31/93       12/31/93      12/31/93      12/31/93
VALUE NOVEMBER 30, 1997        $16,145       $16,580        $17,015       $17,293       $18,826

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND     RUSSELL INDEX  LIPPER AVERAGE
12/31/93      $9,450        $10,000          $10,000
Nov-94         9,333          9,447            9,727
Nov-95        11,627         12,051           12,882
Nov-96        14,197         14,041           15,484
Nov-97        16,145         17,293           18,826

Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 SMALL COMPANY GROWTH FUND                           MANAGED BY: PAUL VON KUSTER

An interview with Paul von Kuster
Portfolio Manager of Small Company Growth Fund

Q.  Paul, how has the Fund performed?

A. For the six months ended November 30, 1997, the Fund achieved a cumulative return of 19.45%, compared to a return of 15.55% for the Lipper Small Cap Funds Average.

Q.  What led to the Fund outperforming its Lipper peer group?

A. The Discovery phase stocks rallied very sharply, up 23%, while the Overlooked phase stocks were up about 17% over six months. Small, rapidly growing stocks, such as we own in the Fund's Discovery phase segment, were the most undervalued going into the time period and performed very well.

Q.  How does the Fund compare to the general market?

A. Our Fund has a 24% projected earnings growth rate over the next 3-5 years as opposed to the general stock market which has a 7% projected growth rate. Our Fund is trading at about 16 times next year's earnings compared to about 22 times for the market. The price/earnings ratio for the market is 3 times its growth rate while our price/earnings ratio is a fraction of its growth rate. The Fund's growth to price/earnings ratio of 1.5, versus 0.3 of the general market, indicates that we have five times the value in our small stocks. This is a good illustration of an important component of our buy disciplines: buying stocks with excellent growth prospects that are selling at comparatively low price/earnings ratios.

Q.  Have you repositioned the Fund at all with the volatility of the market?

A. We have stayed fully invested and taken advantage of the weakness seen in small stocks. We have moved into companies with what we consider to be excellent earnings visibility at very reasonable and inexpensive valuations. Also, in October and November, we cut back on our energy holdings and then replaced some of those cuts as the stocks corrected.

Q.  What is your outlook for small stocks?

A. We expect small stocks to outperform the general market. In the wake of the October correction, large stocks recovered while small stocks did not. As a result, relative valuations are more attractive, approaching low levels that have marked significant outperformance in the past. Small companies are continuing to report good earnings while large companies' earnings gains are slowing. Attractively valued with superior earnings gains, small stocks should be a highly attractive area for investors.
THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
       SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX")
                AND LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN
                            ------------------------------------
                                          RUSSELL       LIPPER
                            I SHARES*      INDEX       AVERAGE
                            ----------   ----------   ----------
ONE YEAR                       26.59%       23.16%       21.00%
FIVE YEAR                      20.70%       15.90%       16.97%
TEN YEAR                       24.01%       14.98%       18.03%
VALUE NOVEMBER 30, 1997      $86,105      $40,432      $55,209

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND     RUSSELL INDEX  LIPPER AVERAGE
Nov-87       $10,000        $10,000          $10,000
Nov-88       $12,042        $12,712          $12,621
Nov-89       $16,711        $15,053          $16,131
Nov-90       $15,989        $11,539          $13,864
Nov-91       $26,514        $15,956          $19,814
Nov-92       $33,604        $19,327          $24,155
Nov-93       $40,949        $22,641          $28,147
Nov-94       $39,663        $22,089          $28,526
Nov-95       $57,855        $28,175          $37,777
Nov-96       $68,021        $32,829          $45,409
Nov-97       $86,105        $40,432          $55,209

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 SMALL CAP OPPORTUNITIES FUND                          MANAGED BY: FARIBA TALEBI

An interview with Fariba Talebi
Portfolio Manager of Small Cap Opportunities Fund

Q.  Fariba, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of 14.67%, compared to a return of 15.55% for the Lipper Small Cap Funds Average.

Q.  What contributed to the Fund's performance?

A. During the summer months, the technology sector was one of the best performing sectors. We were not as heavily weighted as some of our peers in technology which hurt our relative performance somewhat during this particular time period. We have not found a great deal of value in the fundamentals of individual names within the technology sector and indeed, recently, the problems in Asia have had a negative impact on the technology sector. The sectors that have worked well have been our exposure to energy, financials and individual healthcare securities. Our underweighting in utilities and consumer staples has hurt the Fund on a relative basis as well.

Q.  Could you describe your security selection process?

A. We are very much bottom-up stock pickers. We strive to select quality securities with high earnings visibility. We search for profitable companies with dominant market positions and a well-defined growth strategy. In our valuation analysis, we look for companies with an earnings multiple that is at a discount to its earnings growth rate.

Q. The small capitalization universe staged a brief rebound before it pulled back again in recent months. What do you see for the future of small cap securities?

A. We have seen underperformance of the small cap sector since the problems in Asia increased market volatility. As the small cap securities are often less liquid, this is not unusual in such circumstances. Fundamentals in the small cap universe however, have improved over the past several months. Smaller company earnings look better than larger company earnings. We think that going forward, we have a positive environment for small capitalization investors. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   SMALL CAP OPPORTUNITIES FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                   LIPPER SMALL CAP AVERAGE ("LIPPER INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------------------------------------
                                                                    RUSSELL       LIPPER
                             A SHARES     B SHARES     I SHARES      INDEX       AVERAGE
                            ----------   ----------   ----------   ----------   ----------
ONE YEAR                       20.82%       23.91%       27.84%         23.16%       21.00%
SINCE INCEPTION                24.11%       24.92%       25.75%         15.82%       18.44%
INCEPTION DATE                8/1/93      11/8/96       8/1/93        7/31/93      7/31/93
VALUE NOVEMBER 30, 1997      $25,518      $12,968      $27,015      $  18,912    $  20,842

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND     RUSSELL INDEX  LIPPER AVERAGE
8/1/93       $10,000        $10,000          $10,000
Nov-94        11,384         10,332           10,769
Nov-95        16,671         13,179           14,261
Nov-96        21,133         15,356           17,142
Nov-97        27,015         18,912           20,642

Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 CONTRARIAN STOCK FUND                                   MANAGED BY: LOU SCHREUR

An interview with Lou Schreur
Portfolio Manager of Contrarian Stock Fund

Q.  Lou, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund achieved a cumulative return of (0.04%), compared to a return of 12.16% for the Lipper Growth & Income Funds Average.

Q.  What led to the Fund's underperformance?

A. The Fund is positioned for a strong domestic economy and a stable global economy. We have emphasized basic industry commodity companies. In the first half of the year, this strategy worked well. However, when the problems in the Pacific Rim developed, these stocks were among the worst of the casualties.

Q.  Have you changed the composition of the Fund?

A. When the problems in the Pacific Rim developed, we moved out of some of our basic industry positions; however, our weighting was still large enough to hurt performance.

Q.  Could you describe the Fund's investment strategy?

A. Our Fund has a value orientation with a contrarian approach. We invest in price depressed, undervalued companies. This strategy has not worked well in the market we've seen over the past 5 years, but going forward, we believe that people will buy into the increasingly visible earnings power of these securities.

Q.  What is your outlook for the stock market?

A. We are positive on the market. We believe the market is strong and do not expect to see a recession any time soon.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE RESPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      CONTRARIAN STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL
                                             RETURN
                                     -----------------------
                                      I SHARES    S&P INDEX
                                     ----------   ----------
ONE YEAR                                  16.48%       24.22%
SINCE INCEPTION                            8.77%       21.86%
INCEPTION DATE                         12/31/93     12/31/93
VALUE NOVEMBER 30, 1997                 $13,904      $21,711

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Fund    S&P Index
12/31/93     $10,000      $10,000
11/94       9,981.65     9,983.68
11/95      11,596.14    13,671.11
11/96      11,937.23    17,477.79
11/97      13,903.87    21,710.96

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES. ON MAY 30, 1997, A AND B SHARES CLOSED.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 INTERNATIONAL FUND                               MANAGED BY: MICHAEL PERELSTEIN

An interview with Michael Perelstein
Portfolio Manager of International Fund

Q.  Michael, how has the Fund performed?

A. For the 6 months ended November 30, 1997, the Fund's cumulative return was (5.77%), compared to a return of (2.92%) for the Lipper International Funds Average.

Q.  What led to the Fund's underperformance?

A. The Fund performed quite well in May, June and July due to its Japanese exposure. In mid-July and into August, the Asian problems began. At that time, we did not view the events as a temporary market correction, but as an indication of severe economic dislocation in a number of the countries. We reduced our holdings in Malaysia, Hong Kong, the Philippines and Indonesia, which has paid off. We were overexposed to the region going into the situation but moved quickly and by October had positioned the Fund more defensively.

Q.  What do your country weightings look like?

A. Our largest exposure is in Continental Europe, where we anticipate the best earnings momentum. Although valuations are somewhat extended, they are not as extended as other markets. More importantly, they are in what traditionally has been the best part of the cycle, an environment where they have just moved from recovery to expansion and earnings still look pretty good going forward. Also, arguably, Continental Europe is less exposed to Asian difficulties than many other markets. We have been extremely selective in Asia, with a low position in Japan. We have no exposure in Hong Kong as we feel that there is more currency turbulence ahead there. We do not, however, take large regional positions and are very much bottom-up stock pickers.

Q.  What is your outlook for the market?

A. We believe that the markets will remain stormy for the next three to six months. We have a 13% cash position which is extremely conservative for this Fund. This is a highly unusual time in the international marketplace. We are proceeding with a high level of caution and are seeking high quality companies about whose earning prospects we are very confident.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. PAST PERFORMANCE IS NOT

INDICATIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
              INTERNATIONAL FUND VS. MSCI EAFE INDEX ("INDEX") AND
                LIPPER INTERNATIONAL AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Lipper performance averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------------------------------------
                                                                                  LIPPER
                            A SHARES*     B SHARES    I SHARES*      INDEX       AVERAGE
                            ----------   ----------   ----------   ----------   ----------
ONE YEAR                      (3.40)%      (1.61)%        2.13%        (0.40)%        4.88%
FIVE YEAR                      11.85%        N.A.        13.12%         11.26%       12.32%
TEN YEAR                        9.12%        N.A.         9.73%          6.43%        9.64%
SINCE INCEPTION                 N.A.         6.17%        N.A.           N.A.         N.A.
INCEPTION DATE                  N.A.      5/12/95         N.A.           N.A.         N.A.
VALUE NOVEMBER 30, 1997      $25,340      $11,955      $25,337        $18,667    $  24,958

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND       INDEX    LIPPER AVERAGE
11/30/87     $10,000    $10,000          $10,000
Nov-88        12,644     13,133           12,259
Nov-89        14,876     14,078           14,223
Nov-90        13,738     10,996           13,379
Nov-91        13,800     11,913           14,423
Nov-92        13,667     10,947           14,294
Nov-93        17,908     13,607           17,961
Nov-94        20,399     15,622           19,666
Nov-95        21,896     16,805           20,716
Nov-96        24,808     18,741           23,815
Nov-97        25,337     18,912           24,958

* Performance information includes the performance of the Fund's predecessor collective trust fund for periods before the Fund's registration statement became effective on November 11, 1994. Performance reflects the historic performance of the mutual fund in which the collective trust invested, which is managed by Schroder Capital Management International Inc. Performance has been adjusted to reflect the fees and expenses of the fund, which are higher than the fees and expenses of the predecessor collective trust fund during those periods. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. Lipper Analytical Services, Inc. is a leading source for mutual fund data. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 PERFORMA STRATEGIC VALUE BOND FUND                       MANAGED BY: JOHN HUBER

An interview with John Huber, Portfolio Manager of
Performa Strategic Value Bond Fund

Q.  John, how has the Fund performed?

A. For the one and a half months ended November 30, 1997, the Fund achieved a cumulative return of 1.55%.

Q.  Could you describe the current holdings of the Fund?

A. Presently, we have 11.3% in asset-backed securities, 6.5% in general agency debentures, 1.3% in adjustable rate mortgages, 11% in collateralized mortgage obligation allocation, 16.3% in finance, 23% in industrial product, 5% in taxable municipal bonds, 8.6% in mortgage pass-through product, 2.9% in utilities, and almost 14% in Treasuries. We plan to add selectively to each of these asset classes where we find value and where incremental yield can be added on a diversified basis.

Q.  How is the Fund managed?

A. The main tenets of the Fund is to provide superior risk-adjusted returns. Our overriding strategy is strategic diversification. Our historical research has shown that the optimal portfolio would consist of approximately 60% mortgage- and asset-backed product and 40% in corporate product. We will emphasize mortgage- and corporate-backed securities in the Fund. We will maintain a low turnover rate, about 25% annual turnover in the Fund. The Fund purchases securities for a 12-24 month investment horizon. As a result, the Fund will have a lower turnover rate than many of our peers. Our duration is presently at 5.29 years, with a yield advantage of 60 basis points. The Fund will not emphasize duration as the primary component of total return. The Fund's duration will mimic that of its peer group. Risk-adjusted performance will be generated through superior security selection and portfolio construction.

Q.  What is your outlook on the market?

A. We think interest rates will continue to drop over the next 6-12 months. We look for low inflation, a relatively strong domestic economy, and corporate profitability.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

 PERFORMA DISCIPLINED GROWTH FUND                   MANAGED BY: STEPHEN S. SMITH

An interview with Stephen S. Smith
Portfolio Manager of Performa Disciplined Growth Fund

Q.  Steve, how is the Fund managed?

A. The style of managing the Fund is based on our process of forecasting companies that will report better than expected earnings. Our system is partly qualitative and partly quantitative. We have a bottom-up stock selection procedure, all of our work is based on company-specific information and we rely very little on our opinion about where the market is going. The only factor that we use within our process that would be considered top-down is determining whether the risk level of the overall market is higher than average. By almost any measure, that is the case right now. The performance that we generate in our portfolios is based on two things. First, whether we do a good job of forecasting earnings surprises, and second, whether the market does pay for positive earnings surprise reports.

Q.  Could you describe the current composition of the Fund?

A. We benchmark the portfolio against the S&P 500 Index. What we do within our portfolios is we will match the composition of the S&P 500 economic sectors as closely as possible. We are close to the S&P sector weightings in all of the major sectors. The discipline that we use does allow us to move away from the benchmark sector weight but never more than 50% of the S&P sector weight. When we believe that the risk level of the market is unusually high, we will match the S&P sector weights as close as we can and won't be near the outer bounds that the discipline allows. Other ways that we manage the portfolio to take risk into account is by reducing the beta or volatility level of the average stock and attempting to restrain the risk elements of the portfolio such as credit risk and liquidity risk.

Q.  What is your outlook on the market?

A. As I previously mentioned, there is an unusually high level of risk present in the market right now. That risk is caused by a number of factors. First, the valuation level of the market is unusually high. Second, the world-wide economic environment is very unstable because of the developments in Asia. Third, it appears that going into this period most investors did not think anything could go wrong and that is the way they were pricing the market. Clearly, there are things that can go wrong and some of those are working their way out right now. We think the market will experience a tumultuous time over the next several months and as a result of that we have structured the portfolio defensively. However, we have not raised cash as our investors pay us to invest in the stock market and we will always be fully invested.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1997

--------------------------------------------------------------------------------
 PERFORMA SMALL CAP VALUE FUND                      MANAGED BY: STEPHEN S. SMITH

An interview with Stephen S. Smith
Portfolio Manager of Performa Small Cap Value Fund

Q.  Steve, how is the Fund managed?

A. The primary driver of performance is our ability to forecast earnings surprises. Within small cap stocks we have found that value means a lot more in driving stock prices than it does in large companies. We use a measure that we call the private market value to determine valuation of our small cap companies. We analyze each of these companies as if it was a private company that is not publicly traded on the stock market. We compare our valuation with the value that the stock market assigns it. What we are trying to find are companies that are substantially undervalued. We then forecast the earnings surprises. Our idea is that if we can find companies that are substantially undervalued because nobody likes them and we believe that they are about to report a steady stream of positive earnings surprises then the earnings surprises serve as a catalyst to unlock the hidden value and cause the stock price to rise.

Q.  What sector considerations do you use for this Fund?

A. We don't apply sector considerations to the small cap environment since it is hard to find enough companies within each sector. The size criteria that we apply to the small cap portfolio is the same as that of the Russell 2000 Index; we attempt to have the average company size to be very close to that of the average company size within the Russell 2000 Index.

Q.  How many securities are you presently holding in this Fund?

A. We have 60 small cap companies, a number large enough to provide diversification and liquidity, yet small enough to allow us to keep up with the details of the business environment of each of our companies.

Q. Do you believe it is time for small cap stocks to outperform large cap stocks?

A. It appears so for several reasons. One, large cap stocks have outperformed small caps for a number of years. Historically, once a size category is in favor, then it stays in favor for a long period of time. There are indications that the tide may have turned in favor of small caps. If that is the case, then we may have a multi-year period of outperformance by small caps, based on historical record. Second, the major problem with the world-wide economic situation is centered in Asia and large companies are the ones that typically trade world-wide and would either benefit or suffer from what goes on in other parts of the world. Small cap companies tend to be domestically based and therefore relatively immune from the problems in Asia and other foreign markets.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

 PERFORMA GLOBAL GROWTH FUND                      MANAGED BY: MICHAEL PERELSTEIN

An interview with Michael Perelstein
Portfolio Manager of Performa Global Growth Fund

Q.  Michael, this Fund was recently started, right?

A.  Yes, the Fund was launched on October 15, 1997.

Q.  How has the volatility of world markets affected management of the Fund?

A. The Fund is cautiously positioned due to the volatility in world markets, especially Asia. This is an unusual stance for Schroders. We will probably be this cautious only once every four or five years. We seek to invest in high quality, well managed companies that have identifiable earnings growth prospects. In an environment where it is inevitably difficult to be precise about future earnings prospects, we believe that such quality companies will command a premium.

Q.  What regions are you focusing on?

A. From a regional perspective, we are emphasizing Continental Europe which has the largest position in the Fund. Although valuations are somewhat extended, they are not as extended as other markets. More importantly, they are in what traditionally has been the best part of the cycle, an environment where they have just moved from recovery to expansion and earnings still look pretty good going forward. Also, arguably, Continental Europe is less exposed to Asian difficulties than many other markets.

Q.  What are your thoughts on the domestic market?

A. We have about a 15% holding in the United States equity market, which is lower than normal. We feel the U.S. market is vulnerable from a valuation perspective. If there is a surprise on the earnings side, that could trigger a problem. We are trying to be as opportunistic as possible in the U.S. market. We are focusing on well-managed companies that have their destiny within their control as much as any company can and where earnings visibility is as strong as possible. We are shying away from companies that have either economically sensitive earning streams or earning streams derived from Asia. We are swapping into companies that have more of a domestic bent.

Q.  How have the Asian markets affected the Fund?

A. We have quite a low exposure in Asia. We have about a 9%-9.5% holding in Japan, which is below normal. The only other exposure we have in Asia is in Singapore, which we believe is the highest quality market in Asia due to its management of the economy and quality of companies. We have no exposure in the emerging markets which have really had a tough time. Asia will become a major export market, but before we consider moving into Asia, we need to see stability of currency and low interest rates.

Q.  How does the Fund compare to your competition?

A. Compared to our peers we have less exposure in Asia. Many of our peers have an important position in Hong Kong, a market we have been avoiding in the second half of 1997. We believe that many of the problems the other Asian markets have faced are being transferred to Hong Kong. For example, the devaluation of the currencies in the Asian region causes a competitive problem for Hong Kong and China. We also have less exposure to Latin America than our peers. We are only in one market, Chile, as we believe that there may be a contagion effect from Asia into Latin America since both markets are dependent on capital flows. Our U.S. exposure is probably lower than our peers; currently we have about 17 holdings spread out across all sectors.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS

The Comparison of Change in Value of a $10,000 Investment has not been included for this Fund because it has been in existence for two months or less.

                                                                    [LOGO]

                 (This page has been left blank intentionally.)

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                  LIMITED TERM     INTERMEDIATE
                                    STABLE         GOVERNMENT       GOVERNMENT       DIVERSIFIED
                                    INCOME           INCOME           INCOME            BOND            INCOME
                                     FUND             FUND             FUND             FUND             FUND
                                 -------------    -------------    -------------    -------------    -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........   $ 134,503,391    $ 62,172,747     $381,688,193     $ 169,669,343    $ 270,609,076
  Net unrealized appreciation
      (depreciation)..........         361,809         498,425        6,333,684         5,735,081        7,126,206
                                 -------------    -------------    -------------    -------------    -------------
 TOTAL INVESTMENTS AT VALUE...     134,865,200      62,671,172      388,021,877       175,404,424      277,735,282
 Collateral for securities
     loaned (Notes 2 & 5).....               -       9,096,170      112,740,540                 -       72,934,613
 Interest, dividends and other
     receivables..............               -         788,881        5,185,072                 -        3,472,924
 Receivable for securities
     sold.....................               -          50,000                -                 -                -
 Receivable for Fund shares
     issued...................          33,527               -          107,041           322,591          152,848
 Receivable from other related
     parties..................               -               -                -                 -                -
 Organization Costs, net of
     amortization (Note 2)....          23,277               -           23,277            23,277                -
                                 -------------    -------------    -------------    -------------    -------------
TOTAL ASSETS..................     134,922,004      72,606,223      506,077,807       175,750,292      354,295,667
                                 -------------    -------------    -------------    -------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -               -                -                 -        2,299,741
 Payable for securities loaned
     (Notes 2 & 5)............               -       9,096,170      112,740,540                 -       72,934,613
 Payable for Fund shares
     redeemed.................         306,067          13,000          258,138            41,541          127,779
 Payable to Norwest and
     affiliates (Note 3)......           4,158           7,721          187,464            30,488          147,552
 Payable to other related
     parties (Note 3).........               -               -           18,076                 -            8,599
 Accrued expenses and other
     liabilities..............           3,564           9,997           26,631             4,196           11,089
 Dividends payable............           1,354         288,066           16,607                 -        1,266,570
                                 -------------    -------------    -------------    -------------    -------------
TOTAL LIABILITIES.............         315,143       9,414,954      113,247,456            76,225       76,795,943
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 134,606,861    $ 63,191,269     $392,830,351     $ 175,674,067    $ 277,499,724
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............   $ 141,377,917    $ 62,629,385     $412,461,571     $ 158,778,926    $ 286,800,505
 Undistributed (distributions
     in excess of) net
     investment income
     (loss)...................         128,698               -          393,727        11,210,087           17,328
 Accumulated net realized gain
     (loss) from investments
     sold.....................      (7,261,563)         63,459      (26,358,631)          (50,027)     (16,444,315)
 Net unrealized appreciation
     (depreciation) from
     investments..............         361,809         498,425        6,333,684         5,735,081        7,126,206
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 134,606,861    $ 63,191,269     $392,830,351     $ 175,674,067    $ 277,499,724
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $   9,565,039    $          -     $ 12,337,416     $           -    $   5,458,380
 B Shares.....................       1,531,037               -        8,613,568                 -        3,971,678
 I Shares.....................     123,510,785      63,191,269      371,879,367       175,674,067      268,069,666
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 134,606,861    $ 63,191,269     $392,830,351     $ 175,674,067    $ 277,499,724
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................         929,088               -        1,105,946                 -          563,394
 B Shares.....................         148,800               -          772,661                 -          410,575
 I Shares.....................      12,000,505       6,412,987       33,323,151         6,374,996       27,694,960
NET ASSET VALUE PER SHARE(A)
 A Shares.....................   $       10.30    $          -     $      11.16     $           -    $        9.69
 B Shares.....................   $       10.29    $          -     $      11.15     $           -    $        9.67
 I Shares.....................   $       10.29    $       9.85     $      11.16     $       27.56    $        9.68

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

See Notes to Financial Statements.

                                                                    [LOGO]

                                                               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                                           MINNESOTA
                               TOTAL RETURN   LIMITED TERM    TAX-FREE       COLORADO    INTERMEDIATE    MINNESOTA      STRATEGIC
                                   BOND         TAX-FREE       INCOME        TAX-FREE      TAX-FREE       TAX-FREE       INCOME
                                   FUND           FUND          FUND           FUND          FUND           FUND          FUND
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
ASSETS:
 Investments (Note 2)
  Investments at cost......... $138,348,209   $45,429,973   $ 301,858,468  $ 59,104,386  $196,566,929   $ 55,519,591  $ 122,818,929
  Net unrealized appreciation
      (depreciation)..........    1,296,556       688,610      13,792,669     3,406,266     9,925,254      2,482,210     16,693,354
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
 TOTAL INVESTMENTS AT VALUE...  139,644,765    46,118,583     315,651,137    62,510,652   206,492,183     58,001,801    139,512,283
 Collateral for securities
     loaned (Notes 2 & 5).....            -             -               -             -             -              -              -
 Interest, dividends and other
     receivables..............            -       837,291       5,677,151     1,265,516     3,357,872        824,100              -
 Receivable for securities
     sold.....................            -             -       1,841,380       330,561             -              -              -
 Receivable for Fund shares
     issued...................       44,350        25,000         415,527       238,333         6,000        131,798         55,718
 Receivable from other related
     parties..................            -             -               -             -             -              -          4,140
 Organization Costs, net of
     amortization (Note 2)....        7,084             -               -             -             -              -         23,277
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
TOTAL ASSETS..................  139,696,199    46,980,874     323,585,195    64,345,062   209,856,055     58,957,699    139,595,418
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
LIABILITIES:
 Payable for securities
     purchased................            -             -      12,094,789             -             -              -              -
 Payable for securities loaned
     (Notes 2 & 5)............            -             -               -             -             -              -              -
 Payable for Fund shares
     redeemed.................       35,078        51,496          47,222       201,656        46,474          4,957         27,023
 Payable to Norwest and
     affiliates (Note 3)......       28,416        15,378         114,408        19,826        80,465         16,573         37,340
 Payable to other related
     parties (Note 3).........       10,070         5,689          14,951         4,283        18,953          3,949              -
 Accrued expenses and other
     liabilities..............       11,803        10,432          23,026        14,651        13,593         20,093          1,699
 Dividends payable............      564,736       145,869       1,018,566       127,234       801,053         77,515              -
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
TOTAL LIABILITIES.............      650,103       228,864      13,312,962       367,650       960,538        123,087         66,062
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
NET ASSETS.................... $139,046,096   $46,752,010   $ 310,272,233  $ 63,977,412  $208,895,517   $ 58,834,612  $ 139,529,356
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
COMPONENTS OF NET ASSETS:
 Paid in capital.............. $137,226,421   $46,028,271   $ 301,563,440  $ 61,129,325  $198,750,903   $ 56,753,356  $ 112,067,726
 Undistributed (distributions
     in excess of) net
     investment income
     (loss)...................            -             -        (509,879)            -             -        (41,762)     6,720,992
 Accumulated net realized gain
     (loss) from investments
     sold.....................      523,119        35,129      (4,573,997)     (558,179)      219,360       (359,192)     4,047,284
 Net unrealized appreciation
     (depreciation) from
     investments..............    1,296,556       688,610      13,792,669     3,406,266     9,925,254      2,482,210     16,693,354
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
NET ASSETS.................... $139,046,096   $46,752,010   $ 310,272,233  $ 63,977,412  $208,895,517   $ 58,834,612  $ 139,529,356
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
NET ASSETS BY SHARE CLASS
 A Shares..................... $  3,013,588   $         -   $  30,955,989  $ 29,862,281  $          -   $ 29,488,405  $           -
 B Shares.....................    2,494,345             -       9,242,784     7,537,811             -     12,876,802              -
 I Shares.....................  133,538,163    46,752,010     270,073,460    26,577,320   208,895,517     16,469,405    139,529,356
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
NET ASSETS.................... $139,046,096   $46,752,010   $ 310,272,233  $ 63,977,412  $208,895,517   $ 58,834,612  $ 139,529,356
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
                               -------------  ------------  -------------  ------------  -------------  ------------  -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................      312,848             -       2,985,335     2,831,956             -      2,709,761              -
 B Shares.....................      258,509             -         891,205       713,990             -      1,183,528              -
 I Shares.....................   13,845,893     4,434,877      26,029,931     2,519,990    20,969,442      1,513,343      7,020,326
NET ASSET VALUE PER SHARE(A)
 A Shares..................... $       9.63   $         -   $       10.37  $      10.54  $          -   $      10.88  $           -
 B Shares..................... $       9.65   $         -   $       10.37  $      10.56  $          -   $      10.88  $           -
 I Shares..................... $       9.64   $     10.54   $       10.38  $      10.55  $       9.96   $      10.88  $       19.88

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                   MODERATE          GROWTH                             INCOME         VALUGROWTH-SM-
                                   BALANCED         BALANCED           INDEX            EQUITY             STOCK
                                     FUND             FUND             FUND              FUND              FUND
                                 -------------    -------------    -------------    ---------------    -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........   $ 343,390,490    $ 429,574,508    $ 414,115,035    $   741,344,105    $484,164,733
  Net unrealized appreciation
      (depreciation)..........      75,332,813      136,295,185      160,416,624        381,435,458     163,110,886
                                 -------------    -------------    -------------    ---------------    -------------
 TOTAL INVESTMENTS AT VALUE...     418,723,303      565,869,693      574,531,659      1,122,779,563     647,275,619
 Collateral for securities
     loaned (Notes 2 & 5).....               -                -                -                  -     109,227,837
 Interest, dividends and other
     receivables..............               -                -                -                  -         911,811
 Receivable for securities
     sold.....................               -                -                -                  -       2,174,286
 Receivable for Fund shares
     issued...................          66,313          300,304        1,397,291            599,188          80,317
 Receivable from other related
     parties..................               -                -                -                  -               -
 Organization Costs, net of
     amortization (Note 2)....          23,277           23,277           23,277             23,277               -
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL ASSETS..................     418,812,893      566,193,274      575,952,227      1,123,402,028     759,669,870
                                 -------------    -------------    -------------    ---------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -                -                -                  -       3,754,106
 Payable for securities loaned
     (Notes 2 & 5)............               -                -                -                  -     109,227,837
 Payable for Fund shares
     redeemed.................         423,087          287,646           49,295            329,674         180,354
 Payable to Norwest and
     affiliates (Note 3)......         122,548          168,812                -            217,631         450,760
 Payable to other related
     parties (Note 3).........          16,622           39,214           18,786             69,324          53,185
 Accrued expenses and other
     liabilities..............           4,270            3,935            4,208             81,025          49,624
 Dividends payable............               -                -                -             10,976          95,047
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL LIABILITIES.............         566,527          499,607           72,289            708,630     113,810,913
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 418,246,366    $ 565,693,667    $ 575,879,938    $ 1,122,693,398    $645,858,957
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............   $ 302,885,379    $ 389,322,125    $ 357,371,952    $   728,898,740    $435,410,460
 Undistributed (distributions
     in excess) net investment
     income (loss)............      17,474,339       13,584,495        9,273,373          3,829,698       1,087,198
 Accumulated net realized gain
     (loss) from investments
     sold.....................      22,553,835       26,491,862       48,817,989          8,529,502      46,250,413
 Net unrealized appreciation
     (depreciation) from
     investments..............      75,332,813      136,295,185      160,416,624        381,435,458     163,110,886
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 418,246,366    $ 565,693,667    $ 575,879,938    $ 1,122,693,398    $645,858,957
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $           -    $           -    $           -    $    55,262,957    $ 21,767,827
 B Shares.....................               -                -                -         45,440,393       7,456,686
 I Shares.....................     418,246,366      565,693,667      575,879,938      1,021,990,048     616,634,444
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 418,246,366    $ 565,693,667    $ 575,879,938    $ 1,122,693,398    $645,858,957
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................               -                -                -          1,506,928         870,161
 B Shares.....................               -                -                -          1,242,716         305,273
 I Shares.....................      17,893,690       20,796,830       12,857,731         27,870,834      24,680,817
NET ASSET VALUE PER SHARE(A)
 A Shares.....................   $           -    $           -    $           -    $         36.67    $      25.02
 B Shares.....................   $           -    $           -    $           -    $         36.57    $      24.43
 I Shares.....................   $       23.37    $       27.20    $       44.79    $         36.67    $      24.98

                                  DIVERSIFIED
                                    EQUITY
                                     FUND
                                ---------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........  $   999,291,380
  Net unrealized appreciation
      (depreciation)..........      453,412,584
                                ---------------
 TOTAL INVESTMENTS AT VALUE...    1,452,703,964
 Collateral for securities
     loaned (Notes 2 & 5).....                -
 Interest, dividends and other
     receivables..............                -
 Receivable for securities
     sold.....................                -
 Receivable for Fund shares
     issued...................        1,117,390
 Receivable from other related
     parties..................                -
 Organization Costs, net of
     amortization (Note 2)....           23,277
                                ---------------
TOTAL ASSETS..................    1,453,844,631
                                ---------------
LIABILITIES:
 Payable for securities
     purchased................                -
 Payable for securities loaned
     (Notes 2 & 5)............                -
 Payable for Fund shares
     redeemed.................          856,493
 Payable to Norwest and
     affiliates (Note 3)......          466,928
 Payable to other related
     parties (Note 3).........          103,213
 Accrued expenses and other
     liabilities..............           64,104
 Dividends payable............            1,575
                                ---------------
TOTAL LIABILITIES.............        1,492,313
                                ---------------
NET ASSETS....................  $ 1,452,352,318
                                ---------------
                                ---------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............  $   902,818,855
 Undistributed (distributions
     in excess) net investment
     income (loss)............       11,194,257
 Accumulated net realized gain
     (loss) from investments
     sold.....................       84,926,622
 Net unrealized appreciation
     (depreciation) from
     investments..............      453,412,584
                                ---------------
NET ASSETS....................  $ 1,452,352,318
                                ---------------
                                ---------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $    38,558,950
 B Shares.....................       54,110,985
 I Shares.....................    1,359,682,383
                                ---------------
NET ASSETS....................  $ 1,452,352,318
                                ---------------
                                ---------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................          953,804
 B Shares.....................        1,350,905
 I Shares.....................       33,635,596
NET ASSET VALUE PER SHARE(A)
 A Shares.....................  $         40.43
 B Shares.....................  $         40.06
 I Shares.....................  $         40.42

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

See Notes to Financial Statements.

                                                                    [LOGO]

                                                               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                      LARGE            SMALL            SMALL            SMALL
                                    GROWTH           COMPANY          COMPANY          COMPANY            CAP          CONTRARIAN
                                    EQUITY           GROWTH            STOCK           GROWTH        OPPORTUNITIES        STOCK
                                     FUND             FUND             FUND             FUND             FUND             FUND
                                 -------------    -------------    -------------    -------------    -------------    -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........   $ 764,347,239    $ 112,048,060    $ 216,195,430    $ 597,492,625    $164,445,598     $   4,439,379
  Net unrealized appreciation
      (depreciation)..........     217,405,372       53,416,958        7,440,349      127,125,572      15,664,840           644,374
                                 -------------    -------------    -------------    -------------    -------------    -------------
 TOTAL INVESTMENTS AT VALUE...     981,752,611      165,465,018      223,635,779      724,618,197     180,110,438         5,083,753
 Collateral for securities
     loaned (Notes 2 & 5).....               -                -                -                -               -           498,058
 Interest, dividends and other
     receivables..............               -                -                -                -           3,976            10,293
 Receivable for securities
     sold.....................               -                -                -                -               -           162,677
 Receivable for Fund shares
     issued...................       1,884,976           34,051           21,222        1,361,820         217,145                25
 Receivable from other related
     parties..................               -                -                -                -          13,595             6,564
 Organization Costs, net of
     amortization (Note 2)....          23,277           23,277            7,084           23,277               -             7,084
                                 -------------    -------------    -------------    -------------    -------------    -------------
TOTAL ASSETS..................     983,660,864      165,522,346      223,664,085      726,003,294     180,345,154         5,768,454
                                 -------------    -------------    -------------    -------------    -------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -                -                -                -               -                 -
 Payable for securities loaned
     (Notes 2 & 5)............               -                -                -                -               -           498,058
 Payable for Fund shares
     redeemed.................         291,916              888          162,040          279,750          22,265            50,268
 Payable to Norwest and
     affiliates (Note 3)......         356,617           32,269           32,121          151,603          49,487                 -
 Payable to other related
     parties (Note 3).........          49,974            3,593            2,242           63,962               -                 -
 Accrued expenses and other
     liabilities..............          14,211            4,259           11,352            4,287               -             7,423
 Dividends payable............               -                -            2,117                -               -                 -
                                 -------------    -------------    -------------    -------------    -------------    -------------
TOTAL LIABILITIES.............         712,718           41,009          209,872          499,602          71,752           555,749
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 982,948,146    $ 165,481,337    $ 223,454,213    $ 725,503,692    $180,273,402     $   5,212,705
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............   $ 662,545,989    $ 100,276,596    $ 184,237,083    $ 519,982,417    $159,957,916     $   5,643,805
 Undistributed (distributions
     in excess) net investment
     income (loss)............         333,611         (290,787)        (588,750)      (2,220,417)       (232,195)           10,507
 Accumulated net realized gain
     (loss) from investments
     sold.....................     102,663,174       12,078,570       32,365,531       80,616,120       4,882,841        (1,085,981)
 Net unrealized appreciation
     (depreciation) from
     investments..............     217,405,372       53,416,958        7,440,349      127,125,572      15,664,840           644,374
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 982,948,146    $ 165,481,337    $ 223,454,213    $ 725,503,692    $180,273,402     $   5,212,705
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $  18,491,654    $           -    $   8,551,362    $           -    $  2,987,342     $           -
 B Shares.....................      11,798,038                -        5,679,041                -       1,714,081                 -
 I Shares.....................     952,658,454      165,481,337      209,223,810      725,503,692     175,571,980         5,212,705
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 982,948,146    $ 165,481,337    $ 223,454,213    $ 725,503,692    $180,273,402     $   5,212,705
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................         522,349                -          598,795                -         131,360                 -
 B Shares.....................         336,719                -          408,860                -          75,982                 -
 I Shares.....................      26,912,606        4,400,206       14,724,706       19,962,195       7,718,265           515,725
NET ASSET VALUE PER SHARE(A)
 A Shares.....................   $       35.40    $           -    $       14.28    $           -    $      22.74     $           -
 B Shares.....................   $       35.04    $           -    $       13.89    $           -    $      22.56     $           -
 I Shares.....................   $       35.40    $       37.61    $       14.21    $       36.34    $      22.75     $       10.11

                                INTERNATIONAL
                                    FUND
                                -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........  $222,300,067
  Net unrealized appreciation
      (depreciation)..........    16,070,486
                                -------------
 TOTAL INVESTMENTS AT VALUE...   238,370,553
 Collateral for securities
     loaned (Notes 2 & 5).....             -
 Interest, dividends and other
     receivables..............         3,605
 Receivable for securities
     sold.....................             -
 Receivable for Fund shares
     issued...................        21,089
 Receivable from other related
     parties..................             -
 Organization Costs, net of
     amortization (Note 2)....        23,277
                                -------------
TOTAL ASSETS..................   238,418,524
                                -------------
LIABILITIES:
 Payable for securities
     purchased................             -
 Payable for securities loaned
     (Notes 2 & 5)............             -
 Payable for Fund shares
     redeemed.................        92,501
 Payable to Norwest and
     affiliates (Note 3)......       348,893
 Payable to other related
     parties (Note 3).........        18,022
 Accrued expenses and other
     liabilities..............         4,984
 Dividends payable............             -
                                -------------
TOTAL LIABILITIES.............       464,400
                                -------------
NET ASSETS....................  $237,954,124
                                -------------
                                -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............  $218,669,261
 Undistributed (distributions
     in excess) net investment
     income (loss)............     2,607,840
 Accumulated net realized gain
     (loss) from investments
     sold.....................       606,537
 Net unrealized appreciation
     (depreciation) from
     investments..............    16,070,486
                                -------------
NET ASSETS....................  $237,954,124
                                -------------
                                -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  2,932,275
 B Shares.....................     1,860,198
 I Shares.....................   233,161,651
                                -------------
NET ASSETS....................  $237,954,124
                                -------------
                                -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       143,762
 B Shares.....................        91,996
 I Shares.....................    11,424,212
NET ASSET VALUE PER SHARE(A)
 A Shares.....................  $      20.40
 B Shares.....................  $      20.22
 I Shares.....................  $      20.41

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

                                                                    [LOGO]

 STATEMENTS OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                  LIMITED
                                                   TERM        INTERMEDIATE
                                   STABLE       GOVERNMENT      GOVERNMENT     DIVERSIFIED
                                   INCOME         INCOME          INCOME           BOND           INCOME
                                    FUND          FUND(A)          FUND            FUND            FUND
                                 -----------    -----------    ------------    ------------    -------------
INVESTMENT INCOME
 Interest income..............   $4,144,658     $  667,436     $13,991,714     $ 5,684,336     $   9,670,966
 Dividend income..............            -              -               -               -                 -
 Securities lending income
     (Notes 2 & 5)............       10,592              -          32,159          26,707            33,734
 Net expenses allocated from
     Core Trust and/or
     Schroder Capital Funds
     (Note 1).................     (242,630)             -               -        (355,597)                -
                                 -----------    -----------    ------------    ------------    -------------
 TOTAL INCOME.................    3,912,620        667,436      14,023,873       5,355,446         9,704,700
                                 -----------    -----------    ------------    ------------    -------------
EXPENSES
 Advisory (Note 3)............            -         34,818         648,998               -           681,117
 Administration (Note 3)......       21,131          5,275          96,377          27,833            68,112
 Management (Note 3)..........       21,131          5,275          96,377          27,833            68,112
 Norwest Management (Note
     3).......................            -              -               -               -                 -
 Asset Allocation (Note 3)....            -              -               -         209,590                 -
 Transfer Agent (Note 3)
  A Shares....................       12,238              -          16,103               -             6,678
  B Shares....................        1,655              -          11,012               -             4,552
  I Shares....................      145,645         26,377         464,550         209,590           329,328
 Custody (Note 3).............            -          2,110               -               -            21,143
 Accounting (Note 3)..........       18,000          6,000          43,000           6,000            46,000
 Legal (Note 3)...............        1,249              -           3,977           1,334             2,513
 Compliance...................       21,755         10,152          21,413          11,215            28,171
 Audit........................        8,130          7,138           9,052           3,286             6,116
 Trustees'....................          887              -           2,777           1,161             1,909
 Reporting....................        6,750              -           6,447           3,290             6,733
 12b-1 Distribution fees--B
     shares (Note 3)..........        6,620              -          44,048               -            18,209
 Amortization of organization
     costs (Note 2)...........        5,960              -           5,960           5,960                 -
 Miscellaneous................        1,858            365           3,295           1,226             4,038
                                 -----------    -----------    ------------    ------------    -------------
 TOTAL EXPENSES...............      273,009         97,510       1,473,386         508,318         1,292,731
  FEES WAIVED AND EXPENSES
  REIMBURSED (NOTE 3 & EXHIBIT
  A ).........................      (95,768)       (54,343)       (103,280)       (274,907)         (257,563)
                                 -----------    -----------    ------------    ------------    -------------
 NET EXPENSES.................      177,241         43,167       1,370,106         233,411         1,035,168
                                 -----------    -----------    ------------    ------------    -------------
 NET INVESTMENT INCOME
     (LOSS)...................    3,735,379        624,269      12,653,767       5,122,035         8,669,532
                                 -----------    -----------    ------------    ------------    -------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS
    Net Realized Gain (Loss)
        from:
      Securities..............            -         63,459       1,016,514               -         1,726,581
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......       26,980              -               -         732,606                 -
      Foreign currency
          transactions from
          investments in Core
          Trust...............            -              -               -               -                 -
      Futures transactions
          from investments in
          Core Trust..........            -              -               -               -                 -
                                 -----------    -----------    ------------    ------------    -------------
      Net realized gain (loss)
          from investments....       26,980         63,459       1,016,514         732,606         1,726,581
                                 -----------    -----------    ------------    ------------    -------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) from:
      Securities..............            -        498,425       9,921,425               -        10,053,305
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......      487,714              -               -       6,461,838                 -
      Foreign currency
          transactions from
          investments in Core
          Trust...............            -              -               -               -                 -
      Futures transactions
          from investments in
          Core Trust..........            -              -               -               -                 -
                                 -----------    -----------    ------------    ------------    -------------
    Net change in unrealized
        appreciation
        (depreciation) from
        investments...........      487,714        498,425       9,921,425       6,461,838        10,053,305
                                 -----------    -----------    ------------    ------------    -------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS..............      514,694        561,884      10,937,939       7,194,444        11,779,886
                                 -----------    -----------    ------------    ------------    -------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............   $4,250,073     $1,186,153     $23,591,706     $12,316,479     $  20,449,418
                                 -----------    -----------    ------------    ------------    -------------
                                 -----------    -----------    ------------    ------------    -------------
 -----------------------------
(a) Commenced operations on
   October 1, 1997.

See Notes to Financial Statements.

                                                                    [LOGO]

                                          FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                                                       MINNESOTA
                                  TOTAL RETURN     LIMITED TERM      TAX-FREE        COLORADO        INTERMEDIATE
                                      BOND           TAX-FREE         INCOME         TAX-FREE          TAX-FREE
                                      FUND             FUND            FUND            FUND             FUND(A)
                                ----------------   -------------   -------------   -------------   -----------------
INVESTMENT INCOME
 Interest income..............    $ 4,712,050      $  1,123,098     $  8,787,501    $  1,794,848     $  2,013,196
 Dividend income..............              -                 -                -               -                -
 Securities lending income
     (Notes 2 & 5)............         32,301                 -                -               -                -
 Net expenses allocated from
     Core Trust and/or
     Schroder Capital Funds
     (Note 1).................       (271,015)                -                -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
 TOTAL INCOME.................      4,473,336         1,123,098        8,787,501       1,794,848        2,013,196
                                ----------------   -------------   -------------   -------------   -----------------
EXPENSES
 Advisory (Note 3)............              -           108,780          766,533         158,360          176,527
 Administration (Note 3)......         22,625            10,878           76,628          15,836           17,653
 Management (Note 3)..........         22,625            10,878           76,628          15,836           17,653
 Norwest Management (Note
     3).......................              -                 -                -               -                -
 Asset Allocation (Note 3)....              -                 -                -               -                -
 Transfer Agent (Note 3)
  A Shares....................          4,057                 -           37,399          37,362                -
  B Shares....................          2,968                 -           10,145           8,944                -
  I Shares....................        163,185            54,390          335,722          32,874           88,264
 Custody (Note 3).............              -             4,351           22,851           6,334            6,037
 Accounting (Note 3)..........         18,000            18,000           44,000          30,000            8,000
 Legal (Note 3)...............          1,220               379            3,004           1,420            1,424
 Compliance...................         23,658            10,028           29,097           1,243                -
 Audit........................          3,280             6,742            6,798           4,709            6,600
 Trustees'....................            948               296            2,124             442                -
 Reporting....................          4,060               699            6,264           5,448                -
 12b-1 Distribution fees--B
     shares (Note 3)..........         11,872                 -           40,579          35,775                -
 Amortization of organization
     costs (Note 2)...........          3,269                 -                -               -                -
 Miscellaneous................            715             5,805           18,571           4,372            2,748
                                ----------------   -------------   -------------   -------------   -----------------
 TOTAL EXPENSES...............        282,482           231,226        1,476,343         358,955          324,906
  FEES WAIVED AND EXPENSES
  REIMBURSED (NOTE 3 & EXHIBIT
  A ).........................        (32,509)          (89,819)        (526,192)       (142,113)        (113,050)
                                ----------------   -------------   -------------   -------------   -----------------
 NET EXPENSES.................        249,973           141,407          950,151         216,842          211,856
                                ----------------   -------------   -------------   -------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................      4,223,363           981,691        7,837,350       1,578,006        1,801,340
                                ----------------   -------------   -------------   -------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS
    Net Realized Gain (Loss)
        from:
      Securities..............              -            82,890        4,797,250         472,229          219,360
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......      1,121,115                 -                -               -                -
      Foreign currency
          transactions from
          investments in Core
          Trust...............              -                 -                -               -                -
      Futures transactions
          from investments in
          Core Trust..........              -                 -                -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
      Net realized gain (loss)
          from investments....      1,121,115            82,890        4,797,250         472,229          219,360
                                ----------------   -------------   -------------   -------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) from:
      Securities..............              -           541,366        4,594,336       1,487,062        9,925,254
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......      2,127,154                 -                -               -                -
      Foreign currency
          transactions from
          investments in Core
          Trust...............              -                 -                -               -                -
      Futures transactions
          from investments in
          Core Trust..........              -                 -                -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
    Net change in unrealized
        appreciation
        (depreciation) from
        investments...........      2,127,154           541,366        4,594,336       1,487,062        9,925,254
                                ----------------   -------------   -------------   -------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS..............      3,248,269           624,256        9,391,586       1,959,291       10,144,614
                                ----------------   -------------   -------------   -------------   -----------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............    $ 7,471,632      $  1,605,947     $ 17,228,936    $  3,537,297     $ 11,945,954
                                ----------------   -------------   -------------   -------------   -----------------
                                ----------------   -------------   -------------   -------------   -----------------
 -----------------------------
(a) Commenced operations on
   October 1, 1997.

                                    MINNESOTA           STRATEGIC
                                    TAX-FREE             INCOME
                                      FUND                FUND
                                -----------------   -----------------
INVESTMENT INCOME
 Interest income..............    $  1,482,098        $   3,355,455
 Dividend income..............               -              244,451
 Securities lending income
     (Notes 2 & 5)............               -               18,194
 Net expenses allocated from
     Core Trust and/or
     Schroder Capital Funds
     (Note 1).................               -             (282,350)
                                -----------------   -----------------
 TOTAL INCOME.................       1,482,098            3,335,750
                                -----------------   -----------------
EXPENSES
 Advisory (Note 3)............         134,976                    -
 Administration (Note 3)......          13,497               22,599
 Management (Note 3)..........          13,497               22,599
 Norwest Management (Note
     3).......................               -                    -
 Asset Allocation (Note 3)....               -              170,451
 Transfer Agent (Note 3)
  A Shares....................          35,393                    -
  B Shares....................          15,120                    -
  I Shares....................          16,975              170,451
 Custody (Note 3).............           5,399                    -
 Accounting (Note 3)..........          31,000                7,000
 Legal (Note 3)...............           2,102                1,349
 Compliance...................           1,228               12,013
 Audit........................           6,604                3,278
 Trustees'....................             360                  937
 Reporting....................           5,747                2,450
 12b-1 Distribution fees--B
     shares (Note 3)..........          60,479                    -
 Amortization of organization
     costs (Note 2)...........               -                5,960
 Miscellaneous................           5,587                2,386
                                -----------------   -----------------
 TOTAL EXPENSES...............         347,964              421,473
  FEES WAIVED AND EXPENSES
  REIMBURSED (NOTE 3 & EXHIBIT
  A ).........................        (140,645)            (157,936)
                                -----------------   -----------------
 NET EXPENSES.................         207,319              263,537
                                -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................       1,274,779            3,072,213
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS
    Net Realized Gain (Loss)
        from:
      Securities..............         194,218                    -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......               -            2,124,392
      Foreign currency
          transactions from
          investments in Core
          Trust...............               -               (2,241)
      Futures transactions
          from investments in
          Core Trust..........               -              106,323
                                -----------------   -----------------
      Net realized gain (loss)
          from investments....         194,218            2,228,474
                                -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) from:
      Securities..............       1,330,944                    -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......               -            4,615,570
      Foreign currency
          transactions from
          investments in Core
          Trust...............               -                   21
      Futures transactions
          from investments in
          Core Trust..........               -               (3,521)
                                -----------------   -----------------
    Net change in unrealized
        appreciation
        (depreciation) from
        investments...........       1,330,944            4,612,070
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) FROM
     INVESTMENTS..............       1,525,162            6,840,544
                                -----------------   -----------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............    $  2,799,941        $   9,912,757
                                -----------------   -----------------
                                -----------------   -----------------
 -----------------------------
(a) Commenced operations on
   October 1, 1997.

                                                                    [LOGO]

 STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                   MODERATE         GROWTH                          INCOME       VALUGROWTH-SM-
                                   BALANCED        BALANCED         INDEX           EQUITY           STOCK
                                     FUND            FUND            FUND            FUND            FUND
                                 ------------    ------------    ------------    ------------    -------------
INVESTMENT INCOME
Interest income...............   $ 8,321,966     $ 6,670,178     $   717,435     $    287,874    $    137,657
Dividend income...............     1,221,807       2,459,847       4,269,650        9,042,216       2,495,546
Securities lending income
    (Notes 2 & 5).............        63,882          89,727          77,428           61,776          39,137
Net expenses allocated from
    Core Trust and/or Schroder
    Capital Funds (Note 1)....      (989,151)     (1,379,014)       (494,964)      (2,071,503)              -
                                 ------------    ------------    ------------    ------------    -------------
TOTAL INCOME..................     8,618,504       7,840,738       4,569,549        7,320,363       2,672,340
                                 ------------    ------------    ------------    ------------    -------------
EXPENSES
Advisory (Note 3).............             -               -               -                -       1,595,097
Administration (Note 3).......        67,735          85,382          83,910          116,374         101,588
Management (Note 3)...........        67,735          85,382          83,910          116,374         101,588
Norwest Management (Note 3)...             -               -               -                -               -
Asset Allocation (Note 3).....       526,487         681,301               -                -               -
Transfer Agent (Note 3)
  A Shares....................             -               -               -           63,436          26,131
  B Shares....................             -               -               -           50,650           9,022
  I Shares....................       526,487         681,301         670,621          872,765         472,789
Custody (Note 3)..............             -               -               -                -          27,838
Accounting (Note 3)...........         6,000           6,000           6,000           18,000          36,500
Legal (Note 3)................         4,202           5,341           4,145            6,234           2,718
Compliance....................        14,472          15,307          15,242           63,501          61,487
Audit.........................         3,339           3,356           3,357            6,164           5,567
Trustees'.....................         2,952           3,680           3,632            3,956           1,627
Reporting.....................         7,677           9,032           8,618           29,564           7,880
12b-1 Distribution fees--B
    shares (Note 3)...........             -               -               -          202,600          36,089
Amortization of organization
    costs (Note 2)............         5,960           5,960           5,960            5,960               -
Miscellaneous.................         2,842           2,689           3,607            2,646           3,179
                                 ------------    ------------    ------------    ------------    -------------
TOTAL EXPENSES................     1,235,888       1,584,731         889,002        1,558,224       2,489,100
FEES WAIVED AND EXPENSES
    REIMBURSED (NOTE 3 &
    EXHIBIT A )...............      (361,680)       (413,045)       (714,735)        (123,868)       (428,553)
                                 ------------    ------------    ------------    ------------    -------------
NET EXPENSES..................       874,208       1,171,686         174,267        1,434,356       2,060,547
                                 ------------    ------------    ------------    ------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................     7,744,296       6,669,052       4,395,282        5,886,007         611,793
                                 ------------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
  Net Realized Gain (Loss)
      from:
      Securities..............             -               -               -                -      47,372,788
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......    10,427,640      18,788,361      10,927,550        8,532,029               -
      Foreign currency
          transactions from
          investments in Core
          Trust...............       (10,932)        (21,757)              -                -               -
      Futures transactions
          from investments in
          Core Trust..........       497,384         860,346       2,947,931                -               -
                                 ------------    ------------    ------------    ------------    -------------
Net realized gain (loss) from
    investments...............    10,914,092      19,626,950      13,875,481        8,532,029      47,372,788
                                 ------------    ------------    ------------    ------------    -------------
  Net Change in Unrealized
      Appreciation
      (Depreciation) from:
      Securities..............             -               -               -                -     (29,548,016)
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......    14,824,197      22,746,309      45,158,162       68,820,294               -
      Foreign currency
          transactions from
          investments in Core
          Trust...............          (273)           (702)              -                -               -
      Futures transactions
          from investments in
          Core Trust..........       (20,231)        (42,197)       (261,809)               -               -
                                 ------------    ------------    ------------    ------------    -------------
  Net change in unrealized
      appreciation
      (depreciation) from
      investments.............    14,803,693      22,703,410      44,896,353       68,820,294     (29,548,016)
                                 ------------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............    25,717,785      42,330,360      58,771,834       77,352,323      17,824,772
                                 ------------    ------------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $33,462,081     $48,999,412     $63,167,116     $ 83,238,330    $ 18,436,565
                                 ------------    ------------    ------------    ------------    -------------
                                 ------------    ------------    ------------    ------------    -------------
------------------------------
(a) Commenced operations on
   October 1, 1997.

See Notes to Financial Statements.

                                                                    [LOGO]

                                          FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                       LARGE           SMALL             SMALL
                                  DIVERSIFIED         GROWTH          COMPANY         COMPANY           COMPANY
                                     EQUITY           EQUITY          GROWTH           STOCK            GROWTH
                                      FUND             FUND            FUND            FUND              FUND
                                ----------------   -------------   -------------   -------------   -----------------
INVESTMENT INCOME
Interest income...............    $    1,423,405   $   1,182,668    $     43,694    $    365,997     $    722,760
Dividend income...............         9,618,819       3,951,212         398,245         264,475          932,999
Securities lending income
    (Notes 2 & 5).............           235,914         222,696          40,064          69,540                -
Net expenses allocated from
    Core Trust and/or Schroder
    Capital Funds (Note 1)....        (3,859,755)     (3,849,653)       (521,641)     (1,012,624)      (2,899,543)
                                ----------------   -------------   -------------   -------------   -----------------
TOTAL INCOME..................         7,418,383       1,506,923         (39,638)       (312,612)      (1,243,784)
                                ----------------   -------------   -------------   -------------   -----------------
EXPENSES
Advisory (Note 3).............                 -               -               -               -                -
Administration (Note 3).......           196,896         144,913          25,371          33,956           94,146
Management (Note 3)...........           196,896         144,913          25,371          33,956           94,146
Norwest Management (Note 3)...                 -               -               -               -                -
Asset Allocation (Note 3).....         1,760,054       1,240,226               -               -                -
Transfer Agent (Note 3)
  A Shares....................            40,840          21,541               -          10,701                -
  B Shares....................            56,793          13,177               -           7,140                -
  I Shares....................         1,662,421       1,205,508         193,353         246,514          775,502
Custody (Note 3)..............                 -               -               -               -                -
Accounting (Note 3)...........            18,000          18,000           6,000          18,000            6,000
Legal (Note 3)................            15,244          10,795           1,801           8,622            4,738
Compliance....................            34,998          27,363          13,013          24,951           15,186
Audit.........................             3,516           3,440           3,278           3,283            3,343
Trustees'.....................             9,449           6,709           1,005           1,286            3,550
Reporting.....................            34,764          21,248           2,210           6,203            7,542
12b-1 Distribution fees--B
    shares (Note 3)...........           227,172          52,708               -          28,560                -
Amortization of organization
    costs (Note 2)............             5,960           5,960           5,960           3,269            5,960
Miscellaneous.................             5,111           3,835             652             941            2,298
                                ----------------   -------------   -------------   -------------   -----------------
TOTAL EXPENSES................         4,268,114       2,920,336         278,014         427,382        1,012,411
FEES WAIVED AND EXPENSES
    REIMBURSED (NOTE 3 &
    EXHIBIT A )...............          (891,691)       (512,974)        (26,865)       (151,244)         (35,778)
                                ----------------   -------------   -------------   -------------   -----------------
NET EXPENSES..................         3,376,423       2,407,362         251,149         276,138          976,633
                                ----------------   -------------   -------------   -------------   -----------------
NET INVESTMENT INCOME
    (LOSS)....................         4,041,960        (900,439)       (290,787)       (588,750)      (2,220,417)
                                ----------------   -------------   -------------   -------------   -----------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
  Net Realized Gain (Loss)
      from:
      Securities..............                 -               -               -               -                -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......        65,263,203      83,146,921      10,973,751      32,545,605       80,643,760
      Foreign currency
          transactions from
          investments in Core
          Trust...............           (81,015)       (114,148)              -               -                -
      Futures transactions
          from investments in
          Core Trust..........         2,723,685               -               -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
Net realized gain (loss) from
    investments...............        67,905,873      83,032,773      10,973,751      32,545,605       80,643,760
                                ----------------   -------------   -------------   -------------   -----------------
  Net Change in Unrealized
      Appreciation
      (Depreciation) from:
      Securities..............                 -               -               -               -                -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......        63,608,933        (673,696)      9,748,700     (24,142,095)       7,021,293
      Foreign currency
          transactions from
          investments in Core
          Trust...............            (4,856)         (6,618)              -               -                -
      Futures transactions
          from investments in
          Core Trust..........          (168,093)              -               -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
  Net change in unrealized
      appreciation
      (depreciation) from
      investments.............        63,435,984        (680,314)      9,748,700     (24,142,095)       7,021,293
                                ----------------   -------------   -------------   -------------   -----------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............       131,341,857      82,352,459      20,722,451       8,403,510       87,665,053
                                ----------------   -------------   -------------   -------------   -----------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    $  135,383,817   $  81,452,020    $ 20,431,664    $  7,814,760     $ 85,444,636
                                ----------------   -------------   -------------   -------------   -----------------
                                ----------------   -------------   -------------   -------------   -----------------
------------------------------
(a) Commenced operations on
   October 1, 1997.

                                      SMALL
                                       CAP             CONTRARIAN
                                  OPPORTUNITIES           STOCK           INTERNATIONAL
                                      FUND                FUND                FUND
                                -----------------   -----------------   -----------------
INVESTMENT INCOME
Interest income...............    $    240,331        $      14,004       $     525,425
Dividend income...............         356,858               53,339           1,481,953
Securities lending income
    (Notes 2 & 5).............               -                    -              47,813
Net expenses allocated from
    Core Trust and/or Schroder
    Capital Funds (Note 1)....        (534,829)                   -            (833,923)
                                -----------------   -----------------   -----------------
TOTAL INCOME..................          62,360               67,343           1,221,268
                                -----------------   -----------------   -----------------
EXPENSES
Advisory (Note 3).............               -               30,389                   -
Administration (Note 3).......          20,963                1,899              62,268
Management (Note 3)...........          20,963                1,899              62,268
Norwest Management (Note 3)...         169,710                    -             311,338
Asset Allocation (Note 3).....               -                    -             250,616
Transfer Agent (Note 3)
  A Shares....................           1,685                    -               3,329
  B Shares....................             902                    -               2,294
  I Shares....................         167,123                9,496             305,715
Custody (Note 3)..............               -                  760                   -
Accounting (Note 3)...........          18,000               18,000              18,000
Legal (Note 3)................          25,938                  611               2,382
Compliance....................          22,236                9,477              22,351
Audit.........................           3,263                4,385               3,300
Trustees'.....................             722                   64               1,718
Reporting.....................           3,887                  278               4,873
12b-1 Distribution fees--B
    shares (Note 3)...........           3,607                    -               9,176
Amortization of organization
    costs (Note 2)............               -                3,269               5,960
Miscellaneous.................             518                1,416                 857
                                -----------------   -----------------   -----------------
TOTAL EXPENSES................         459,517               81,943           1,066,445
FEES WAIVED AND EXPENSES
    REIMBURSED (NOTE 3 &
    EXHIBIT A )...............        (164,962)             (36,341)            (10,220)
                                -----------------   -----------------   -----------------
NET EXPENSES..................         294,555               45,602           1,056,225
                                -----------------   -----------------   -----------------
NET INVESTMENT INCOME
    (LOSS)....................        (232,195)              21,741             165,043
                                -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
  Net Realized Gain (Loss)
      from:
      Securities..............               -              832,468                   -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......       4,322,240                    -           1,800,211
      Foreign currency
          transactions from
          investments in Core
          Trust...............               -                    -             (97,056)
      Futures transactions
          from investments in
          Core Trust..........               -                    -                   -
                                -----------------   -----------------   -----------------
Net realized gain (loss) from
    investments...............       4,322,240              832,468           1,703,155
                                -----------------   -----------------   -----------------
  Net Change in Unrealized
      Appreciation
      (Depreciation) from:
      Securities..............               -             (621,042)                  -
      Investments of Core
          Trust and/or
          Schroder Capital
          Funds (Note 1)......       8,483,410                    -         (17,324,358)
      Foreign currency
          transactions from
          investments in Core
          Trust...............               -                    -              (7,972)
      Futures transactions
          from investments in
          Core Trust..........               -                    -                   -
                                -----------------   -----------------   -----------------
  Net change in unrealized
      appreciation
      (depreciation) from
      investments.............       8,483,410             (621,042)        (17,332,330)
                                -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............      12,805,650              211,426         (15,629,175)
                                -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    $ 12,573,455        $     233,167       $ (15,464,132)
                                -----------------   -----------------   -----------------
                                -----------------   -----------------   -----------------
------------------------------
(a) Commenced operations on
   October 1, 1997.

                                                                    [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  LIMITED TERM     INTERMEDIATE
                                    STABLE         GOVERNMENT       GOVERNMENT       DIVERSIFIED
                                    INCOME           INCOME           INCOME            BOND            INCOME
                                     FUND             FUND             FUND             FUND             FUND
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS - MAY 31, 1996.....   $100,526,392     $          -     $426,568,283     $ 167,159,152    $ 279,970,781
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................      6,382,602                -       26,936,358        10,574,998       18,230,620
 Net realized gain (loss) from
     investments sold.........        (16,722)               -       (6,210,130)         (628,563)      (6,842,137)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        350,666                -        4,866,761           477,226        7,049,605
                                 -------------    -------------    -------------    -------------    -------------
                                    6,716,546                -       25,592,989        10,423,661       18,438,088
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................       (721,899)               -         (951,891)                -         (348,870)
  B Shares....................        (38,565)               -         (583,483)                -         (200,173)
  I Shares....................     (5,602,672)               -      (25,549,628)      (11,271,882)     (17,681,577)
 Net realized gain on
     investments -
  A Shares....................              -                -                -                 -                -
  B Shares....................              -                -                -                 -                -
  I Shares....................              -                -                -        (2,307,298)               -
 Distribution in Excess -
  A Shares....................              -                -                -                 -                -
  B Shares....................              -                -                -                 -                -
  I Shares....................              -                -                -                 -                -
                                 -------------    -------------    -------------    -------------    -------------
                                   (6,363,136)               -      (27,085,002)      (13,579,180)     (18,230,620)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................      1,191,772                -        1,106,096                 -        1,161,599
  B Shares....................        701,755                -        1,575,225                 -        1,023,640
  I Shares....................     61,899,250                -       47,225,594        56,312,542       34,365,830
 Reinvestment of distributions
     -
  A Shares....................        260,034                -          712,814                 -          296,467
  B Shares....................         26,240                -          358,502                 -          158,950
  I Shares....................      4,614,509                -        3,133,761        13,557,797          242,372
 Redemption of Shares -
  A Shares....................     (5,300,964)               -       (5,302,226)                -       (1,842,981)
  B Shares....................       (542,351)               -       (3,611,256)                -       (1,127,169)
  I Shares....................    (39,192,241)               -      (76,988,609)      (71,564,199)     (47,759,316)
                                 -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     23,658,004                -      (31,790,099)       (1,693,860)     (13,480,608)
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS - MAY 31, 1997.....    124,537,806                -      393,286,171       162,309,773      266,697,641
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS
 Net investment income
     (loss)...................      3,735,379          624,269       12,653,767         5,122,035        8,669,532
 Net realized gain (loss) from
     investments..............         26,980           63,459        1,016,514           732,606        1,726,581
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        487,714          498,425        9,921,425         6,461,838       10,053,305
                                 -------------    -------------    -------------    -------------    -------------
                                    4,250,073        1,186,153       23,591,706        12,316,479       20,449,418
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................       (271,166)               -         (401,857)                -         (170,262)
  B Shares....................        (33,448)               -         (242,783)                -         (102,006)
  I Shares....................     (3,320,634)        (624,269)     (11,625,983)                -       (8,397,264)
 Net realized gain on
     investments -
  A Shares....................              -                -                -                 -                -
  B Shares....................              -                -                -                 -                -
  I Shares....................              -                -                -                 -                -
                                 -------------    -------------    -------------    -------------    -------------
                                   (3,625,248)        (624,269)     (12,270,623)                -       (8,669,532)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................      4,165,446                -          974,916                 -          654,481
  B Shares....................        633,998                -          921,312                 -          582,102
  I Shares....................     31,574,103       65,113,593      251,867,687        24,955,766      150,887,618
 Sale of Shares issued in
     conversion - (Note 7)
  I Shares....................              -       61,995,790                -                 -                -
 Reinvestment of distributions
     -
  A Shares....................        114,103                -          286,250                 -          141,672
  B Shares....................         28,049                -          148,361                 -           85,321
  I Shares....................      2,779,760            3,408        1,199,263                 -          190,816
 Redemption of Shares -
  A Shares....................     (7,225,122)               -       (2,332,961)                -         (713,172)
  B Shares....................       (192,074)               -       (1,683,347)                -         (201,058)
  I Shares....................    (22,434,033)     (64,483,406)    (263,158,384)      (23,907,951)    (152,605,583)
                                 -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      9,444,230       62,629,385      (11,776,903)        1,047,815         (977,803)
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............   $134,606,861     $ 63,191,269     $392,830,351     $ 175,674,067    $ 277,499,724
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------

                                  TOTAL RETURN
                                      BOND
                                      FUND
                                ----------------
NET ASSETS - MAY 31, 1996.....    $124,875,423
                                ----------------
OPERATIONS:
 Net investment income
     (loss)...................      8,266,646
 Net realized gain (loss) from
     investments sold.........       (597,996)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      1,219,804
                                ----------------
                                    8,888,454
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................       (165,157)
  B Shares....................       (126,442)
  I Shares....................     (7,975,055)
 Net realized gain on
     investments -
  A Shares....................         (7,033)
  B Shares....................         (6,165)
  I Shares....................       (348,086)
 Distribution in Excess -
  A Shares....................              -
  B Shares....................              -
  I Shares....................              -
                                ----------------
                                   (8,627,938)
                                ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................      1,601,894
  B Shares....................        666,573
  I Shares....................     46,717,303
 Reinvestment of distributions
     -
  A Shares....................        175,548
  B Shares....................        110,954
  I Shares....................        446,003
 Redemption of Shares -
  A Shares....................       (705,561)
  B Shares....................       (627,550)
  I Shares....................    (42,745,129)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      5,640,035
                                ----------------
NET ASSETS - MAY 31, 1997.....    130,775,974
                                ----------------
OPERATIONS
 Net investment income
     (loss)...................      4,223,363
 Net realized gain (loss) from
     investments..............      1,121,115
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      2,127,154
                                ----------------
                                    7,471,632
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................       (101,117)
  B Shares....................        (64,741)
  I Shares....................     (4,057,505)
 Net realized gain on
     investments -
  A Shares....................              -
  B Shares....................              -
  I Shares....................              -
                                ----------------
                                   (4,223,363)
                                ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................        858,749
  B Shares....................        313,164
  I Shares....................     16,636,189
 Sale of Shares issued in
     conversion - (Note 7)
  I Shares....................              -
 Reinvestment of distributions
     -
  A Shares....................         98,938
  B Shares....................         54,152
  I Shares....................        309,148
 Redemption of Shares -
  A Shares....................     (1,110,446)
  B Shares....................       (182,259)
  I Shares....................    (11,955,782)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      5,021,853
                                ----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............    $139,046,096
                                ----------------
                                ----------------

See Notes to Financial Statements.

                                                                    [LOGO]

          FOR THE YEAR ENDED MAY 31, 1997 AND THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                                    MINNESOTA
                                LIMITED TERM      TAX-FREE        COLORADO        INTERMEDIATE          MINNESOTA
                                  TAX-FREE         INCOME         TAX-FREE          TAX-FREE            TAX-FREE
                                    FUND            FUND            FUND              FUND                FUND
                                -------------   -------------   -------------   -----------------   -----------------
NET ASSETS - MAY 31, 1996.....  $          -     $315,969,971    $ 57,465,130     $          -        $ 39,422,925
                                -------------   -------------   -------------   -----------------   -----------------
OPERATIONS:
 Net investment income
     (loss)...................       789,661       16,553,234       3,158,306                -           2,095,493
 Net realized gain (loss) from
     investments sold.........       (47,761)       1,727,823         493,059                -            (141,622)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       147,244        6,758,068       1,445,137                -           1,253,339
                                -------------   -------------   -------------   -----------------   -----------------
                                     889,144       25,039,125       5,096,502                -           3,207,210
                                -------------   -------------   -------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................             -       (1,591,311)     (1,470,771)               -          (1,322,564)
  B Shares....................             -         (308,558)       (311,583)               -            (443,287)
  I Shares....................      (789,661)     (14,653,365)     (1,375,952)               -            (329,642)
 Net realized gain on
     investments -
  A Shares....................             -                -               -                -                   -
  B Shares....................             -                -               -                -                   -
  I Shares....................             -                -               -                -                   -
 Distribution in Excess -
  A Shares....................             -                -               -                -                   -
  B Shares....................             -                -               -                -                   -
  I Shares....................             -                -               -                -                   -
                                -------------   -------------   -------------   -----------------   -----------------
                                    (789,661)     (16,553,234)     (3,158,306)               -          (2,095,493)
                                -------------   -------------   -------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................             -        6,496,836       1,722,891                -           3,538,661
  B Shares....................             -        1,904,021       1,012,888                -           2,882,204
  I Shares....................    41,586,251       41,150,176       5,985,260                -           8,567,269
 Reinvestment of distributions
     -
  A Shares....................             -        1,278,621       1,199,954                -           1,051,926
  B Shares....................             -          224,415         217,609                -             342,375
  I Shares....................        40,619          274,923          17,000                -              59,840
 Redemption of Shares -
  A Shares....................             -      (13,367,873)     (3,001,775)               -          (6,143,453)
  B Shares....................             -         (884,326)       (633,831)               -          (1,171,847)
  I Shares....................      (736,230)     (65,125,982)     (4,982,823)               -          (1,659,308)
                                -------------   -------------   -------------   -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    40,890,640      (28,049,189)      1,537,173                -           7,467,667
                                -------------   -------------   -------------   -----------------   -----------------
NET ASSETS - MAY 31, 1997.....    40,990,123      296,406,673      60,940,499                -          48,002,309
                                -------------   -------------   -------------   -----------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................       981,691        7,837,350       1,578,006        1,801,340           1,274,779
 Net realized gain (loss) from
     investments..............        82,890        4,797,250         472,229          219,360             194,218
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       541,366        4,594,336       1,487,062        9,925,254           1,330,944
                                -------------   -------------   -------------   -----------------   -----------------
                                   1,605,947       17,228,936       3,537,297       11,945,954           2,799,941
                                -------------   -------------   -------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................             -         (767,668)       (756,990)               -            (691,997)
  B Shares....................             -         (176,827)       (154,146)               -            (250,063)
  I Shares....................      (981,691)      (6,892,853)       (666,870)      (1,801,340)           (332,720)
 Net realized gain on
     investments -
  A Shares....................             -                -               -                -                   -
  B Shares....................             -                -               -                -                   -
  I Shares....................             -                -               -                -                   -
                                -------------   -------------   -------------   -----------------   -----------------
                                    (981,691)      (7,837,348)     (1,578,006)      (1,801,340)         (1,274,780)
                                -------------   -------------   -------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................             -        3,642,919       2,820,355                -           3,948,023
  B Shares....................             -        1,858,037       1,031,300                -           1,800,641
  I Shares....................    38,793,095      172,470,339       2,119,956      215,144,009           5,994,131
 Sale of Shares issued in
     conversion - (Note 7)
  I Shares....................             -                -               -      204,022,181                   -
 Reinvestment of distributions
     -
  A Shares....................             -          618,970         600,688                -             513,288
  B Shares....................             -          139,228         105,469                -             190,973
  I Shares....................        45,967          310,691          15,396           24,742             108,925
 Redemption of Shares -
  A Shares....................             -       (3,454,527)     (2,286,003)               -          (1,517,040)
  B Shares....................             -         (332,548)     (1,040,319)               -            (584,375)
  I Shares....................   (33,701,431)    (170,779,137)     (2,289,220)    (220,440,029)         (1,147,424)
                                -------------   -------------   -------------   -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     5,137,631        4,473,972       1,077,622      198,750,903           9,307,142
                                -------------   -------------   -------------   -----------------   -----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............  $ 46,752,010     $310,272,233    $ 63,977,412     $208,895,517        $ 58,834,612
                                -------------   -------------   -------------   -----------------   -----------------
                                -------------   -------------   -------------   -----------------   -----------------


                                    STRATEGIC
                                     INCOME
                                      FUND
                                -----------------
NET ASSETS - MAY 31, 1996.....    $ 146,949,679
                                -----------------
OPERATIONS:
 Net investment income
     (loss)...................        5,736,709
 Net realized gain (loss) from
     investments sold.........        3,568,401
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        2,524,245
                                -----------------
                                     11,829,355
                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................                -
  B Shares....................                -
  I Shares....................       (6,159,478)
 Net realized gain on
     investments -
  A Shares....................                -
  B Shares....................                -
  I Shares....................       (2,495,149)
 Distribution in Excess -
  A Shares....................                -
  B Shares....................                -
  I Shares....................                -
                                -----------------
                                     (8,654,627)
                                -----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................                -
  B Shares....................                -
  I Shares....................       36,138,290
 Reinvestment of distributions
     -
  A Shares....................                -
  B Shares....................                -
  I Shares....................        8,655,005
 Redemption of Shares -
  A Shares....................                -
  B Shares....................                -
  I Shares....................      (66,141,197)
                                -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (21,347,902)
                                -----------------
NET ASSETS - MAY 31, 1997.....      128,776,505
                                -----------------
OPERATIONS
 Net investment income
     (loss)...................        3,072,213
 Net realized gain (loss) from
     investments..............        2,228,474
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        4,612,070
                                -----------------
                                      9,912,757
                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................                -
  B Shares....................                -
  I Shares....................                -
 Net realized gain on
     investments -
  A Shares....................                -
  B Shares....................                -
  I Shares....................                -
                                -----------------
                                              -
                                -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................                -
  B Shares....................                -
  I Shares....................       19,035,100
 Sale of Shares issued in
     conversion - (Note 7)
  I Shares....................                -
 Reinvestment of distributions
     -
  A Shares....................                -
  B Shares....................                -
  I Shares....................                -
 Redemption of Shares -
  A Shares....................                -
  B Shares....................                -
  I Shares....................      (18,195,006)
                                -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............          840,094
                                -----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............    $ 139,529,356
                                -----------------
                                -----------------

                                                                    [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                    MODERATE            GROWTH                                INCOME         VALUGROWTH-SM-
                                    BALANCED           BALANCED            INDEX              EQUITY             STOCK
                                      FUND               FUND               FUND               FUND               FUND
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - MAY 31, 1996.....    $398,005,320       $484,641,177       $249,644,199       $279,597,845       $176,914,679
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................      15,258,336         11,428,255          7,884,583          7,341,585          1,201,816
 Net realized gain (loss) from
     investments sold.........      12,798,650         15,551,273         37,286,980          7,545,807         27,574,311
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      18,806,708         41,497,874         59,200,263         67,108,555         10,617,449
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                    46,863,694         68,477,402        104,371,826         81,995,947         39,393,576
                                ----------------   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................               -                  -                  -           (631,328)           (24,656)
  B Shares....................               -                  -                  -           (248,650)              (761)
  I Shares....................     (15,207,156)       (11,872,271)        (5,954,051)        (5,409,270)          (238,700)
 Net realized gain on
     investments -
  A Shares....................               -                  -                  -                  -         (1,711,849)
  B Shares....................               -                  -                  -                  -           (581,032)
  I Shares....................      (5,845,141)       (17,285,365)        (6,050,374)                 -        (16,880,842)
 Distribution in Excess -
  A Shares....................               -                  -                  -                  -                  -
  B Shares....................               -                  -                  -                  -                  -
  I Shares....................               -                  -                  -                  -                  -
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                   (21,052,297)       (29,157,636)       (12,004,425)        (6,289,248)       (19,437,840)
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................               -                  -                  -         13,631,365          3,013,903
  B Shares....................               -                  -                  -         14,627,119          1,120,672
  I Shares....................     116,845,894        143,517,666        298,477,778        179,823,737         29,570,961
 Reinvestment of distributions
     -
  A Shares....................               -                  -                  -            604,511          1,725,002
  B Shares....................               -                  -                  -            240,847            557,001
  I Shares....................      21,052,296         29,111,750         11,725,407          2,063,741          1,397,591
 Redemption of Shares -
  A Shares....................               -                  -                  -         (9,134,378)        (2,965,382)
  B Shares....................               -                  -                  -         (3,238,148)          (829,125)
  I Shares....................    (143,034,670)      (193,208,525)      (139,080,889)       (51,392,099)       (24,835,838)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (5,136,480)       (20,579,109)       171,122,296        147,226,695          8,754,785
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - MAY 31, 1997.....     418,680,237        503,381,834        513,133,896        502,531,239        205,625,200
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS
 Net investment income
     (loss)...................       7,744,296          6,669,052          4,395,282          5,886,007            611,793
 Net realized gain (loss) from
     investments..............      10,914,092         19,626,950         13,875,481          8,532,029         47,372,788
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      14,803,693         22,703,410         44,896,353         68,820,294        (29,548,016)
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                    33,462,081         48,999,412         63,167,116         83,238,330         18,436,565
                                ----------------   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................               -                  -                  -           (333,604)           (40,330)
  B Shares....................               -                  -                  -           (150,276)                 -
  I Shares....................               -                  -                  -         (3,241,872)          (385,376)
 Net realized gain on
     investments -
  A Shares....................               -                  -                  -           (650,324)        (1,665,511)
  B Shares....................               -                  -                  -           (519,123)          (588,377)
  I Shares....................               -                  -                  -         (6,351,116)       (15,855,529)
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                             -                  -                  -        (11,246,315)       (18,535,123)
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................               -                  -                  -          9,400,609          3,345,182
  B Shares....................               -                  -                  -          9,571,315            758,002
  I Shares....................      53,119,753         71,010,663        113,723,318        585,022,196        448,951,157
 Sale of Shares issued in
     conversion (Note 7)
  I Shares....................               -                  -                  -        477,132,068(a)     443,623,815(a)
 Reinvestment of distributions
     -
  A Shares....................               -                  -                  -            967,080          1,671,884
  B Shares....................               -                  -                  -            648,248            582,287
  I Shares....................               -                  -                  -          1,366,480             45,106
 Redemption of Shares -
  A Shares....................               -                  -                  -         (3,679,928)        (2,046,748)
  B Shares....................               -                  -                  -         (2,203,830)          (443,049)
  I Shares....................     (87,015,705)       (57,698,242)      (114,144,392)      (530,054,094)      (456,155,321)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     (33,895,952)        13,312,421           (421,074)       548,170,144        440,332,315
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............    $418,246,366       $565,693,667       $575,879,938      1$,122,693,398      $645,858,957
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------   ----------------

                                  DIVERSIFIED
                                     EQUITY
                                      FUND
                                ----------------
NET ASSETS - MAY 31, 1996.....    $912,368,717
                                ----------------
OPERATIONS:
 Net investment income
     (loss)...................       8,213,961
 Net realized gain (loss) from
     investments sold.........      23,417,472
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............     180,774,329
                                ----------------
                                   212,405,762
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................         (71,788)
  B Shares....................         (37,139)
  I Shares....................      (5,048,533)
 Net realized gain on
     investments -
  A Shares....................         (86,235)
  B Shares....................         (95,727)
  I Shares....................      (6,064,480)
 Distribution in Excess -
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
                                ----------------
                                   (11,403,902)
                                ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................      21,946,642
  B Shares....................      28,308,236
  I Shares....................     306,247,811
 Reinvestment of distributions
     -
  A Shares....................         157,020
  B Shares....................         128,150
  I Shares....................      11,033,830
 Redemption of Shares -
  A Shares....................      (2,937,661)
  B Shares....................        (898,800)
  I Shares....................    (205,649,293)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     158,335,935
                                ----------------
NET ASSETS - MAY 31, 1997.....   1,271,706,512
                                ----------------
OPERATIONS
 Net investment income
     (loss)...................       4,041,960
 Net realized gain (loss) from
     investments..............      67,905,873
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      63,435,984
                                ----------------
                                   135,383,817
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
 Net realized gain on
     investments -
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
                                ----------------
                                             -
                                ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................      12,440,759
  B Shares....................      18,358,249
  I Shares....................     163,268,850
 Sale of Shares issued in
     conversion (Note 7)
  I Shares....................               -
 Reinvestment of distributions
     -
  A Shares....................             271
  B Shares....................              17
  I Shares....................               -
 Redemption of Shares -
  A Shares....................      (1,979,602)
  B Shares....................      (1,824,769)
  I Shares....................    (145,001,786)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      45,261,989
                                ----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............   1$,452,352,318
                                ----------------
                                ----------------

(a) Included is the unrealized appreciation on investments associated with the common trust fund conversions. The amount of unrealized appreciation for Income Equity, ValuGrowth Stock, Small Company Stock and Small Company Growth Fund's is $190,138,063, $135,221,555, $6,746,038 and $40,180,323,
    respectively.

See Notes to Financial Statements.

                                                                    [LOGO]

          FOR THE YEAR ENDED MAY 31, 1997 AND THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                        LARGE              SMALL              SMALL              SMALL
                                     GROWTH            COMPANY            COMPANY            COMPANY              CAP
                                     EQUITY             GROWTH             STOCK              GROWTH         OPPORTUNITIES
                                      FUND               FUND               FUND               FUND               FUND
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - MAY 31, 1996.....    $  739,768,444     $ 82,113,879       $135,536,752       $  378,546,170     $          -
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................          (792,473)        (185,228)          (598,907)          (2,783,457)         (42,108)
 Net realized gain (loss) from
     investments sold.........        31,567,811        1,200,464          7,815,985           30,533,189          578,865
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        83,999,395       20,808,081          5,063,015           (4,867,156)       7,181,430
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                     114,774,733       21,823,317         12,280,093           22,882,576        7,718,187
                                ----------------   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................                 -                -                  -                    -                -
  B Shares....................                 -                -                  -                    -                -
  I Shares....................                 -                -                  -                    -                -
 Net realized gain on
     investments -
  A Shares....................          (221,686)               -           (403,293)                   -              (55)
  B Shares....................           (95,413)               -           (282,900)                   -              (25)
  I Shares....................       (15,939,879)        (776,305)        (9,739,168)         (41,561,778)         (18,248)
 Distribution in Excess -
  A Shares....................           (14,426)               -                  -                    -                -
  B Shares....................                 -                -                  -                    -                -
  I Shares....................        (1,037,304)               -                  -                    -                -
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                     (17,308,708)        (776,305)       (10,425,361)         (41,561,778)         (18,328)
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................        13,671,892                -          2,507,754                    -          490,051
  B Shares....................         7,397,442                -          1,214,647                    -          145,725
  I Shares....................       261,561,411       46,499,014         60,448,696          123,744,071       75,031,266
 Reinvestment of distributions
     -
  A Shares....................           234,009                -            400,158                    -               49
  B Shares....................            95,271                -            280,822                    -               25
  I Shares....................        16,970,323          761,975          1,357,055           41,561,778           15,061
 Redemption of Shares -
  A Shares....................        (4,688,246)               -         (1,071,456)                   -           (4,799)
  B Shares....................          (321,575)               -           (500,213)                   -                -
  I Shares....................      (213,875,777)     (18,653,787)       (27,553,043)         (77,592,594)      (5,522,886)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............        81,044,750       28,607,202         37,084,420           87,713,255       70,154,492
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - MAY 31, 1997.....       918,279,219      131,768,093        174,475,904          447,580,223       77,854,351
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS
 Net investment income
     (loss)...................          (900,439)        (290,787)          (588,750)          (2,220,417)        (232,195)
 Net realized gain (loss) from
     investments..............        83,032,773       10,973,751         32,545,605           80,643,760        4,322,240
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............          (680,314)       9,748,700        (24,142,095)           7,021,293        8,438,410
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                      81,452,020       20,431,664          7,814,760           85,444,636       12,573,455
                                ----------------   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................                 -                -                  -                    -                -
  B Shares....................                 -                -                  -                    -                -
  I Shares....................                 -                -                  -                    -                -
 Net realized gain on
     investments -
  A Shares....................                 -                -           (330,914)                   -                -
  B Shares....................                 -                -           (218,914)                   -                -
  I Shares....................                 -                -         (6,845,084)         (11,761,222)               -
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                               -                -         (7,394,912)         (11,761,222)               -
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................         4,925,848                -          6,268,827                    -        2,584,524
  B Shares....................         2,920,794                -            540,125                    -        1,617,027
  I Shares....................        98,927,876       30,222,678         76,678,755          251,673,318       97,057,172
 Sale of Shares issued in
     conversion (Note 7)
  I Shares....................                 -                -         44,432,702(a)       140,478,982(a)              -
 Reinvestment of distributions
     -
  A Shares....................               536                -            328,523                    -                -
  B Shares....................                 -                -            218,391                    -                -
  I Shares....................                 -                -          1,253,178           11,757,064                -
 Redemption of Shares -
  A Shares....................        (1,846,434)               -         (5,476,014)                   -         (143,040)
  B Shares....................          (554,460)               -           (265,110)                   -          (49,479)
  I Shares....................      (121,157,253)     (16,941,098)       (75,420,916)        (199,669,309)     (11,220,608)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............       (16,783,093)      13,281,580         48,558,461          204,240,055       89,845,596
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............    $  982,948,146     $165,481,337       $223,454,213       $  725,503,692     $180,273,402
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------   ----------------

                                   CONTRARIAN
                                     STOCK          INTERNATIONAL
                                      FUND               FUND
                                ----------------   ----------------
NET ASSETS - MAY 31, 1996.....    $ 37,527,639       $145,717,531
                                ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................         161,833            588,177
 Net realized gain (loss) from
     investments sold.........      (1,905,305)         2,473,923
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       1,616,215         18,182,296
                                ----------------   ----------------
                                      (127,257)        21,244,396
                                ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income -
  A Shares....................          (2,376)            (7,226)
  B Shares....................            (535)              (869)
  I Shares....................         (83,280)          (878,290)
 Net realized gain on
     investments -
  A Shares....................         (54,381)                 -
  B Shares....................         (72,155)                 -
  I Shares....................      (2,323,753)                 -
 Distribution in Excess -
  A Shares....................               -             (7,004)
  B Shares....................               -               (843)
  I Shares....................               -           (851,430)
                                ----------------   ----------------
                                    (2,536,480)        (1,745,662)
                                ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares -
  A Shares....................         268,444          1,308,335
  B Shares....................          67,343            697,162
  I Shares....................       4,868,878         90,113,789
 Reinvestment of distributions
     -
  A Shares....................          56,085             14,232
  B Shares....................          69,441              1,700
  I Shares....................         115,373          1,332,379
 Redemption of Shares -
  A Shares....................      (1,139,629)          (333,794)
  B Shares....................        (653,518)          (166,748)
  I Shares....................     (30,256,096)       (25,724,008)
                                ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     (26,603,679)        67,243,047
                                ----------------   ----------------
NET ASSETS - MAY 31, 1997.....       8,260,223        232,459,312
                                ----------------   ----------------
OPERATIONS
 Net investment income
     (loss)...................          21,741            165,043
 Net realized gain (loss) from
     investments..............         832,468          1,703,155
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        (621,042)       (17,332,330)
                                ----------------   ----------------
                                       233,167        (15,464,132)
                                ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income -
  A Shares....................               -                  -
  B Shares....................               -                  -
  I Shares....................         (86,876)                 -
 Net realized gain on
     investments -
  A Shares....................               -                  -
  B Shares....................               -                  -
  I Shares....................               -                  -
                                ----------------   ----------------
                                       (86,876)                 -
                                ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares -
  A Shares....................               -          1,236,245
  B Shares....................               -            396,428
  I Shares....................       1,290,248         31,908,065
 Sale of Shares issued in
     conversion (Note 7)
  I Shares....................               -                  -
 Reinvestment of distributions
     -
  A Shares....................               -                  -
  B Shares....................               -                  -
  I Shares....................           9,441                  -
 Redemption of Shares -
  A Shares....................               -           (334,885)
  B Shares....................               -            (75,714)
  I Shares....................      (4,493,498)       (12,171,195)
                                ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (3,193,809)        20,958,944
                                ----------------   ----------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............    $  5,212,705       $237,954,124
                                ----------------   ----------------
                                ----------------   ----------------

(a) Included is the unrealized appreciation on investments associated with the common trust fund conversions. The amount of unrealized appreciation for Income Equity, ValuGrowth Stock, Small Company Stock and Small Company Growth Fund's is $190,138,063, $135,221,555, $6,746,038 and $40,180,323,
    respectively.

                                                                    [LOGO]

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 STABLE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........  $10.24        $ 0.30         $ 0.05         $(0.29)       $    -        $10.30
  June 1, 1996 to May 31, 1997...............   10.20          0.58           0.04          (0.58)            -         10.24
  May 2, 1996 to May 31, 1996................   10.22          0.02              -          (0.04)            -         10.20
B SHARES
  June 1, 1997 to November 30, 1997..........   10.24          0.26           0.05          (0.26)            -         10.29
  June 1, 1996 to May 31, 1997...............   10.20          0.52           0.02          (0.50)            -         10.24
  May 17, 1996 to May 31, 1996...............   10.23          0.02          (0.01)         (0.04)            -         10.20
I SHARES
  June 1, 1997 to November 30, 1997..........   10.24          0.30           0.04          (0.29)            -         10.29
  June 1, 1996 to May 31, 1997...............   10.20          0.58           0.04          (0.58)            -         10.24
  November 1, 1995 to May 31, 1996...........   10.72          0.28           0.03          (0.77)        (0.06)        10.20
  November 11, 1994 to October 31, 1995......   10.00          0.50           0.22              -             -         10.72
 LIMITED TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1997 to November 30, 1997.......   10.00          0.10          (0.15)         (0.10)            -          9.85
 INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   10.84          0.36           0.31          (0.35)            -         11.16
  June 1, 1996 to May 31, 1997...............   10.89          0.73          (0.05)         (0.73)            -         10.84
  May 2, 1996 to May 31, 1996................   10.89          0.03              -          (0.03)            -         10.89
B SHARES
  June 1, 1997 to November 30, 1997..........   10.83          0.32           0.31          (0.31)            -         11.15
  June 1, 1996 to May 31, 1997...............   10.89          0.64          (0.05)         (0.65)            -         10.83
  May 17, 1996 to May 31, 1996...............   10.97          0.03          (0.08)         (0.03)            -         10.89
I SHARES
  June 1, 1997 to November 30, 1997..........   10.84          0.36           0.31          (0.35)            -         11.16
  June 1, 1996 to May 31, 1997...............   10.89          0.72          (0.04)         (0.73)            -         10.84
  November 1, 1995 to May 31, 1996...........   12.40          0.40           0.53          (1.32)        (1.12)        10.89
  November 11, 1994 to October 31, 1995
    (d)......................................   11.11          0.93           0.36              -             -         12.40
 DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   25.60          0.80           1.16              -             -         27.56
  June 1, 1996 to May 31, 1997...............   26.03          1.59           0.01          (1.69)        (0.34)        25.60
  November 1, 1995 to May 31, 1996...........   27.92          1.07          (0.99)         (1.67)        (0.30)        26.03
  November 11, 1994 to October 31, 1995......   25.08          1.65           1.19              -             -         27.92
 INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........    9.27          0.30           0.42          (0.30)            -          9.69
  June 1, 1996 to May 31, 1997...............    9.27          0.62              -          (0.62)            -          9.27
  June 1, 1995 to May 31, 1996...............    9.63          0.61          (0.36)         (0.61)            -          9.27
  June 1, 1994 to May 31, 1995...............    9.52          0.65           0.11          (0.65)            -          9.63
  June 1, 1993 to May 31, 1994...............   10.61          0.70          (0.83)         (0.70)        (0.26)         9.52
B SHARES
  June 1, 1997 to November 30, 1997..........    9.26          0.27           0.41          (0.27)            -          9.67
  June 1, 1996 to May 31, 1997...............    9.26          0.55              -          (0.55)            -          9.26
  June 1, 1995 to May 31, 1996...............    9.61          0.54          (0.35)         (0.54)            -          9.26
  June 1, 1994 to May 31, 1995...............    9.51          0.58           0.10          (0.58)            -          9.61
  August 5, 1993 to May 31, 1994.............   10.67          0.50          (0.90)         (0.50)        (0.26)         9.51
I SHARES
  June 1, 1997 to November 30, 1997..........    9.27          0.30           0.41          (0.30)            -          9.68
  June 1, 1996 to May 31, 1997...............    9.26          0.62           0.01          (0.62)            -          9.27
  June 1, 1995 to May 31, 1996...............    9.62          0.61          (0.36)         (0.61)            -          9.26
  June 1, 1994 to May 31, 1995...............    9.51          0.65           0.11          (0.65)            -          9.62
  August 2, 1993 to May 31, 1994.............   10.68          0.58          (0.91)         (0.58)        (0.26)         9.51

                                                                 [LOGO]
See Notes to Financial Highlights.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     5.87%(a)(e)     0.65%(a)(e)    0.98%(a)(e)     3.49%(h)    11.36%(g)    $  9,565          N/A
  June 1, 1996 to May 31,
    1997.................     5.69%           0.65%          0.87%           6.24%       41.30%         12,451          N/A
  May 2, 1996 to May 31,
    1996.................     5.77%(a)        0.70%(a)       2.22%(a)        0.23%      109.95%         16,256          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     5.11%(a)(e)     1.40%(a)(e)    2.50%(a)(e)     3.02%(h)    11.36%(g)       1,531          N/A
  June 1, 1996 to May 31,
    1997.................     4.96%           1.39%          2.89%           5.43%       41.30%          1,056          N/A
  May 17, 1996 to May 31,
    1996.................     5.02%(a)        1.42%(a)       3.07%(a)        0.12%      109.95%            867          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     5.86%(a)(e)     0.65%(a)(e)    0.84%(a)(e)     3.39%(h)    11.36%(g)     123,511          N/A
  June 1, 1996 to May 31,
    1997.................     5.73%           0.65%          0.79%           6.24%       41.30%        111,030          N/A
  November 1, 1995 to May
    31, 1996.............     5.74%(a)        0.65%(a)       0.92%(a)        2.97%      109.95%         83,404          N/A
  November 11, 1994 to
    October 31, 1995.....     5.91%(a)        0.65%(a)       0.98%(a)        7.20%      115.85%         48,087          N/A
 LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1997 to
    November 30, 1997....     5.92%(a)        0.41%(a)       0.92%(a)        1.09%(h)    33.06%         63,191          N/A
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     6.45%(a)        0.68%(a)       0.84%(a)        6.23%(h)    53.50%         12,337          N/A
  June 1, 1996 to May 31,
    1997.................     6.58%           0.68%          0.80%           6.36%      183.05%         13,038          N/A
  May 2, 1996 to May 31,
    1996.................     7.32%(a)        0.75%(a)       1.74%(a)        0.26%       74.64%         16,562          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     5.70%(a)        1.43%(a)       1.81%(a)        5.85%(h)    53.50%          8,614          N/A
  June 1, 1996 to May 31,
    1997.................     5.80%           1.42%          1.85%           5.51%      183.05%          8,970          N/A
  May 17, 1996 to May 31,
    1996.................     5.56%(a)        1.35%(a)       2.65%(a)       (0.49%)      74.64%         10,682          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     6.45%(a)        0.68%(a)       0.72%(a)        6.23%(h)    53.50%        371,879          N/A
  June 1, 1996 to May 31,
    1997.................     6.57%           0.68%          0.72%           6.36%      183.05%        371,278          N/A
  November 1, 1995 to May
    31, 1996.............     6.71%(a)        0.71%(a)       1.17%(a)        0.60%       74.64%        399,324          N/A
  November 11, 1994 to
    October 31, 1995
    (d)..................     7.79%(a)        0.68%(a)       0.93%(a)       11.58%      240.90%         50,213          N/A
 DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     6.11%(a)(e)     0.70%(a)(e)    1.09%(a)(e)     7.66%(h)       N/A        175,674          N/A
  June 1, 1996 to May 31,
    1997.................     6.19%           0.70%          0.77%           6.23%       57.19%        162,310          N/A
  November 1, 1995 to May
    31, 1996.............     6.78%(a)        0.70%(a)       0.77%(a)        0.22%      118.92%        167,159          N/A
  November 11, 1994 to
    October 31, 1995.....     5.87%(a)        0.67%(a)       0.82%(a)       11.32%       58.90%        171,453          N/A
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     6.37%(a)        0.75%(a)       1.23%(a)        7.90%(h)    69.73%          5,458          N/A
  June 1, 1996 to May 31,
    1997.................     6.59%           0.75%          1.17%           6.79%      231.00%          5,142          N/A
  June 1, 1995 to May 31,
    1996.................     6.33%           0.75%          1.16%           2.58%      270.17%          5,521          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.24%           8.49%       98.83%          6,231          N/A
  June 1, 1993 to May 31,
    1994.................     6.72%           0.60%          1.16%          (1.58%)      26.67%          6,177          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     5.60%(a)        1.50%(a)       2.35%(a)        7.39%(h)    69.73%          3,972          N/A
  June 1, 1996 to May 31,
    1997.................     5.87%           1.50%          2.25%           6.03%      231.00%          3,349          N/A
  June 1, 1995 to May 31,
    1996.................     5.57%           1.50%          2.27%           1.92%      270.17%          3,292          N/A
  June 1, 1994 to May 31,
    1995.................     6.24%           1.50%          2.21%           7.57%       98.83%          3,296          N/A
  August 5, 1993 to May
    31, 1994.............     5.82%(a)        1.33%(a)       2.08%(a)       (4.82%)(a)   26.67%          2,605          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     6.37%(a)        0.75%(a)       0.92%(a)        7.79%(h)    69.73%        268,070          N/A
  June 1, 1996 to May 31,
    1997.................     6.59%           0.75%          1.02%           6.90%      231.00%        258,207          N/A
  June 1, 1995 to May 31,
    1996.................     6.30%           0.75%          1.06%           2.58%      270.17%        271,157          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.06%           8.49%       98.83%        109,994          N/A
  August 2, 1993 to May
    31, 1994.............     6.75%(a)        0.61%(a)       1.09%(a)       (4.04%)(a)   26.67%         93,665          N/A

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........  $ 9.40        $ 0.30         $ 0.23         $(0.30)       $    -        $ 9.63
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.03          (0.60)        (0.03)         9.40
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.27          (0.46)         (0.27)            -          9.54
B SHARES
  June 1, 1997 to November 30, 1997..........    9.42          0.26           0.23          (0.26)            -          9.65
  June 1, 1996 to May 31, 1997...............    9.40          0.53           0.05          (0.53)        (0.03)         9.42
  June 1, 1995 to May 31, 1996...............    9.73          0.57          (0.31)         (0.57)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.59           0.19          (0.59)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.24          (0.46)         (0.24)            -          9.54
I SHARES
  June 1, 1997 to November 30, 1997..........    9.41          0.30           0.23          (0.30)            -          9.64
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.04          (0.60)        (0.03)         9.41
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.27          (0.46)         (0.27)            -          9.54
 LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   10.39          0.24           0.15          (0.24)            -         10.54
  October 1, 1996 to May 31, 1997............   10.00          0.31           0.39          (0.31)            -         10.39
 TAX-FREE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   10.05          0.26           0.32          (0.26)            -         10.37
  June 1, 1996 to May 31, 1997...............    9.78          0.54           0.27          (0.54)            -         10.05
  June 1, 1995 to May 31, 1996...............    9.82          0.55          (0.04)         (0.55)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60          0.55           0.22          (0.55)            -          9.82
  June 1, 1993 to May 31, 1994...............   10.06          0.58          (0.39)         (0.58)        (0.07)         9.60
B SHARES
  June 1, 1997 to November 30, 1997..........   10.05          0.23           0.32          (0.23)            -         10.37
  June 1, 1996 to May 31, 1997...............    9.78          0.46           0.27          (0.46)            -         10.05
  June 1, 1995 to May 31, 1996...............    9.82          0.48          (0.04)         (0.48)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60          0.48           0.22          (0.48)            -          9.82
  August 6, 1993 to May 31, 1994.............   10.17          0.39          (0.50)         (0.39)        (0.07)         9.60
I SHARES
  June 1, 1997 to November 30, 1997..........   10.06          0.26           0.32          (0.26)            -         10.38
  June 1, 1996 to May 31, 1997...............    9.78          0.54           0.28          (0.54)            -         10.06
  June 1, 1995 to May 31, 1996...............    9.82          0.55          (0.04)         (0.55)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60          0.55           0.22          (0.55)            -          9.82
  August 2, 1993 to May 31, 1994.............   10.14          0.47          (0.47)         (0.47)        (0.07)         9.60
 COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   10.22          0.26           0.32          (0.26)            -         10.54
  June 1, 1996 to May 31, 1997...............    9.89          0.54           0.33          (0.54)            -         10.22
  June 1, 1995 to May 31, 1996...............    9.90          0.53          (0.01)         (0.53)            -          9.89
  June 1, 1994 to May 31, 1995...............    9.69          0.48           0.21          (0.48)            -          9.90
  June 1, 1993 to May 31, 1994...............   10.00          0.51          (0.30)         (0.51)        (0.01)         9.69
B SHARES
  June 1, 1997 to November 30, 1997..........   10.23          0.23           0.33          (0.23)            -         10.56
  June 1, 1996 to May 31, 1997...............    9.90          0.47           0.33          (0.47)            -         10.23
  June 1, 1995 to May 31, 1996...............    9.91          0.46          (0.01)         (0.46)            -          9.90
  June 1, 1994 to May 31, 1995...............    9.70          0.41           0.21          (0.41)            -          9.91
  August 2, 1993 to May 31, 1994.............   10.04          0.35          (0.33)         (0.35)        (0.01)         9.70
I SHARES
  June 1, 1997 to November 30, 1997..........   10.22          0.27           0.33          (0.27)            -         10.55
  June 1, 1996 to May 31, 1997...............    9.89          0.54           0.33          (0.54)            -         10.22
  June 1, 1995 to May 31, 1996...............    9.90          0.53          (0.01)         (0.53)            -          9.89
  June 1, 1994 to May 31, 1995...............    9.69          0.48           0.21          (0.48)            -          9.90
  August 23, 1993 to May 31, 1994............   10.22          0.39          (0.52)         (0.39)        (0.01)         9.69
 MINNESOTA INTERMEDIATE TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1997 to November 30, 1997.......   10.00          0.08          (0.04)         (0.08)            -          9.96

                                                                 [LOGO]
See Notes to Financial Highlights.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     6.23%(a)(e)     0.75%(a)(e)    1.24%(a)(e)     5.68%(h)    18.08%(g)    $  3,014          N/A
  June 1, 1996 to May 31,
    1997.................     6.37%           0.75%          1.31%           6.84%       55.07%          3,086          N/A
  June 1, 1995 to May 31,
    1996.................     6.48%           0.76%          1.57%           3.41%       77.49%          2,010          N/A
  June 1, 1994 to May 31,
    1995.................     6.94%           0.64%          2.38%           9.42%       35.19%            599          N/A
  December 31, 1993 to
    May 31, 1994.........     6.04%(a)        0.37%(a)      13.29%(a)       (4.64%)      37.50%            150          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     5.45%(a)(e)     1.50%(a)(e)    2.44%(a)(e)     5.27%(h)    18.08%(g)       2,494          N/A
  June 1, 1996 to May 31,
    1997.................     5.61%           1.49%          2.37%           6.27%       55.07%          2,254          N/A
  June 1, 1995 to May 31,
    1996.................     5.75%           1.51%          2.48%           2.63%       77.49%          2,098          N/A
  June 1, 1994 to May 31,
    1995.................     6.17%           1.41%          3.09%           8.59%       35.19%            919          N/A
  December 31, 1993 to
    May 31, 1994.........     5.40%(a)        1.11%(a)       8.29%(a)       (5.23%)(a)   37.50%            186          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     6.22%(a)(e)     0.75%(a)(e)    0.85%(a)(e)     5.67%(h)    18.08%(g)     133,538          N/A
  June 1, 1996 to May 31,
    1997.................     6.36%           0.75%          1.05%           6.95%       55.07%        125,437          N/A
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%          1.07%           3.41%       77.49%        120,767          N/A
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%          1.17%           9.43%       35.19%         96,199          N/A
  December 31, 1993 to
    May 31, 1994.........     6.81%(a)        0.46%(a)       2.10%(a)       (4.62%)(a)   37.50%         11,694          N/A
 LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     4.51%(a)        0.65%(a)       1.06%(a)        3.77%(h)    28.79%         46,752          N/A
  October 1, 1996 to May
    31, 1997.............     4.45%(a)        0.65%(a)       1.27%(a)        6.99%       16.39%         40,990          N/A
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     5.13%(a)        0.60%(a)       1.00%(a)        5.86%(h)    78.78%         30,956          N/A
  June 1, 1996 to May 31,
    1997.................     5.41%           0.50%          1.06%           8.43%      152.33%         29,217          N/A
  June 1, 1995 to May 31,
    1996.................     5.54%           0.40%          1.06%           5.29%      126.20%         33,914          N/A
  June 1, 1994 to May 31,
    1995.................     5.87%           0.60%          1.12%           8.42%      130.90%         30,786          N/A
  June 1, 1993 to May 31,
    1994.................     5.77%           0.60%          1.14%           1.74%      116.54%         34,426          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     4.36%(a)        1.35%(a)       2.12%(a)        5.47%(h)    78.78%          9,243          N/A
  June 1, 1996 to May 31,
    1997.................     4.64%           1.26%          2.15%           7.63%      152.33%          7,329          N/A
  June 1, 1995 to May 31,
    1996.................     4.77%           1.14%          2.21%           4.50%      126.20%          5,897          N/A
  June 1, 1994 to May 31,
    1995.................     5.05%           1.35%          2.21%           7.61%      130.90%          3,729          N/A
  August 6, 1993 to May
    31, 1994.............     4.76%(a)        1.31%(a)       2.24%(a)       (0.98%)(a)  116.54%          2,674          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     5.13%(a)        0.60%(a)       0.92%(a)        5.86%(h)    78.78%        270,073          N/A
  June 1, 1996 to May 31,
    1997.................     5.40%           0.50%          1.03%           8.54%      152.33%        259,861          N/A
  June 1, 1995 to May 31,
    1996.................     5.57%           0.32%          1.06%           5.29%      126.20%        276,159          N/A
  June 1, 1994 to May 31,
    1995.................     5.84%           0.60%          1.05%           8.42%      130.90%         94,454          N/A
  August 2, 1993 to May
    31, 1994.............     5.71%(a)        0.60%(a)       1.10%(a)       (0.21%)(a)  116.54%        102,084          N/A
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     5.07%(a)        0.60%(a)       1.03%(a)        5.77%(h)    34.97%         29,862          N/A
  June 1, 1996 to May 31,
    1997.................     5.36%           0.45%          1.14%           9.00%      129.26%         27,806          N/A
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%          1.13%           5.35%      171.41%         26,991          N/A
  June 1, 1994 to May 31,
    1995.................     5.10%           0.30%          1.15%           7.47%       47.88%         25,997          N/A
  June 1, 1993 to May 31,
    1994.................     4.94%           0.07%          1.23%           2.02%       40.92%         31,724          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     4.31%(a)        1.35%(a)       2.03%(a)        5.49%(h)    34.97%          7,538          N/A
  June 1, 1996 to May 31,
    1997.................     4.60%           1.20%          2.15%           8.19%      129.26%          7,218          N/A
  June 1, 1995 to May 31,
    1996.................     4.64%           1.05%          2.16%           4.56%      171.41%          6,400          N/A
  June 1, 1994 to May 31,
    1995.................     4.32%           1.05%          2.16%           6.67%       47.88%          5,198          N/A
  August 2, 1993 to May
    31, 1994.............     4.08%(a)        0.85%(a)       2.24%(a)        0.27%(a)    40.92%          4,494          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     5.07%(a)        0.60%(a)       1.01%(a)        5.89%(h)    34.97%         26,577          N/A
  June 1, 1996 to May 31,
    1997.................     5.35%           0.45%          1.13%           9.00%      129.26%         25,917          N/A
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%          1.13%           5.35%      171.41%         24,074          N/A
  June 1, 1994 to May 31,
    1995.................     5.08%           0.30%          1.16%           7.47%       47.88%         24,539          N/A
  August 23, 1993 to May
    31, 1994.............     5.03%(a)        0.11%(a)       1.21%(a)        0.90%(a)    40.92%         15,153          N/A
 MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1997 to
    November 30, 1997....     5.10%(a)        0.60%(a)       0.92%(a)        0.95%(h)     4.57%        208,896          N/A

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........  $10.57        $ 0.27         $ 0.30         $(0.26)       $    -        $10.88
  June 1, 1996 to May 31, 1997...............   10.30          0.54           0.27          (0.54)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.45          0.56          (0.15)         (0.56)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.15          0.53           0.30          (0.53)            -         10.45
  June 1, 1993 to May 31, 1994...............   10.65          0.53          (0.31)         (0.53)        (0.19)        10.15
B SHARES
  June 1, 1997 to November 30, 1997..........   10.57          0.22           0.31          (0.22)            -         10.88
  June 1, 1996 to May 31, 1997...............   10.30          0.46           0.27          (0.46)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.44          0.48          (0.14)         (0.48)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.15          0.45           0.29          (0.45)            -         10.44
  August 6, 1993 to May 31, 1994.............   10.77          0.35          (0.43)         (0.35)        (0.19)        10.15
I SHARES
  June 1, 1997 to November 30, 1997..........   10.57          0.27           0.30          (0.26)            -         10.88
  June 1, 1996 to May 31, 1997...............   10.30          0.54           0.27          (0.54)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.45          0.56          (0.15)         (0.56)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.16          0.53           0.29          (0.53)            -         10.45
  August 2, 1993 to May 31, 1994.............   10.74          0.43          (0.39)         (0.43)        (0.19)        10.16
 STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   18.47          0.43           0.98              -             -         19.88
  June 1, 1996 to May 31, 1997...............   18.12          0.97           0.71          (0.95)        (0.38)        18.47
  November 1, 1995 to May 31, 1996...........   18.21          0.48           0.42          (0.76)        (0.23)        18.12
  November 11, 1994 to October 31, 1995......   16.19          0.75           1.27              -             -         18.21
 MODERATE BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   21.59          0.47           1.31              -             -         23.37
  June 1, 1996 to May 31, 1997...............   20.27          0.77           1.60          (0.76)        (0.29)        21.59
  November 1, 1995 to May 31, 1996...........   19.84          0.46           0.89          (0.66)        (0.26)        20.27
  November 11, 1994 to October 31, 1995......   17.25          0.65           1.94              -             -         19.84
 GROWTH BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   24.77          0.31           2.12              -             -         27.20
  June 1, 1996 to May 31, 1997...............   22.83          0.62           2.86          (0.63)        (0.91)        24.77
  November 1, 1995 to May 31, 1996...........   21.25          0.31           1.95          (0.51)        (0.17)        22.83
  November 11, 1994 to October 31, 1995......   17.95          0.47           2.83              -             -         21.25
 INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   39.49          0.35           4.95              -             -         44.79
  June 1, 1996 to May 31, 1997...............   31.49          0.49           8.50          (0.48)        (0.51)        39.49
  November 1, 1995 to May 31, 1996...........   27.67          0.36           4.08          (0.43)        (0.19)        31.49
  November 11, 1994 to October 31, 1995......   21.80          0.45           5.42              -             -         27.67
 INCOME EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   33.16          0.27           3.94          (0.24)        (0.46)        36.67
  June 1, 1996 to May 31, 1997...............   27.56          0.57           5.54          (0.51)            -         33.16
  May 2, 1996 to May 31, 1996................   26.94          0.07           0.55              -             -         27.56
B SHARES
  June 1, 1997 to November 30, 1997..........   33.09          0.13           3.95          (0.14)        (0.46)        36.57
  June 1, 1996 to May 31, 1997...............   27.54          0.36           5.52          (0.33)            -         33.09
  May 2, 1996 to May 31, 1996................   26.94          0.02           0.58              -             -         27.54
I SHARES
  June 1, 1997 to November 30, 1997..........   33.16          0.26           3.95          (0.24)        (0.46)        36.67
  June 1, 1996 to May 31, 1997...............   27.56          0.56           5.55          (0.51)            -         33.16
  November 1, 1995 to May 31, 1996...........   24.02          0.29           4.02          (0.69)        (0.08)        27.56
  November 11, 1994 to October 31, 1995......   18.90          0.46           4.66              -             -         24.02

                                                                 [LOGO]
See Notes to Financial Highlights.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     4.89%(a)        0.60%(a)       1.07%(a)        5.48%(h)    33.45%       $ 29,488          N/A
  June 1, 1996 to May 31,
    1997.................     5.11%           0.60%          1.21%           7.98%       96.68%         25,739          N/A
  June 1, 1995 to May 31,
    1996.................     5.26%           0.48%          1.26%           3.97%       77.10%         26,610          N/A
  June 1, 1994 to May 31,
    1995.................     5.25%           0.49%          1.61%           8.55%      139.33%         15,559          N/A
  June 1, 1993 to May 31,
    1994.................     4.92%           0.61%          1.52%           1.94%       84.23%         10,008          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....     4.13%(a)        1.35%(a)       2.07%(a)        5.08%(h)    33.45%         12,877          N/A
  June 1, 1996 to May 31,
    1997.................     4.35%           1.34%          2.21%           7.18%       96.68%         11,128          N/A
  June 1, 1995 to May 31,
    1996.................     4.51%           1.23%          2.29%           3.28%       77.10%          8,825          N/A
  June 1, 1994 to May 31,
    1995.................     4.52%           1.21%          2.62%           7.63%      139.33%          5,090          N/A
  August 6, 1993 to May
    31, 1994.............     3.99%(a)        1.31%(a)       2.45%(a)       (0.58%)(a)   84.23%          2,485          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     4.90%(a)        0.60%(a)       1.04%(a)        5.48%(h)    33.45%         16,469          N/A
  June 1, 1996 to May 31,
    1997.................     5.12%           0.60%          1.23%           7.98%       96.68%         11,135          N/A
  June 1, 1995 to May 31,
    1996.................     5.24%           0.51%          1.30%           3.97%       77.10%          3,988          N/A
  June 1, 1994 to May 31,
    1995.................     5.29%           0.48%          1.58%           8.44%      139.33%          1,799          N/A
  August 2, 1993 to May
    31, 1994.............     4.90%(a)        0.61%(a)       1.54%(a)        0.29%(a)    84.23%            872          N/A
 STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     4.51%(a)(e)     0.80%(a)(e)    1.08%(a)(e)     7.63%(h)       N/A        139,529          N/A
  June 1, 1996 to May 31,
    1997.................     4.38%(e)        0.81%(e)       0.98%(e)        9.58%       72.03%        128,777        $0.0720
  November 1, 1995 to May
    31, 1996.............     4.65%(a)(e)     0.82%(a)(e)    0.97%(a)(e)     5.14%       56.47%        146,950        0.0648
  November 11, 1994 to
    October 31, 1995.....     4.67%(a)(e)     0.82%(a)(e)    1.03%(a)(e)    12.48%       65.53%        136,710          N/A
 MODERATE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     3.68%(a)(e)     0.89%(a)(e)    1.11%(a)(e)     8.24%(h)       N/A        418,246          N/A
  June 1, 1996 to May 31,
    1997.................     3.70%(e)        0.88%(e)       1.04%(e)       12.04%       45.33%        418,680        0.0684
  November 1, 1995 to May
    31, 1996.............     3.95%(a)(e)     0.90%(a)(e)    1.04%(a)(e)     7.03%       52.71%        398,005        0.0658
  November 11, 1994 to
    October 31, 1995.....     3.76%(a)(e)     0.92%(a)(e)    1.11%(a)(e)    15.01%       62.08%        373,998          N/A
 GROWTH BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     2.45%(a)(e)     0.94%(a)(e)    1.14%(a)(e)     9.81%(h)       N/A        565,694          N/A
  June 1, 1996 to May 31,
    1997.................     2.47%(e)        0.94%(e)       1.16%(e)       15.81%       24.33%        503,382        0.0676
  November 1, 1995 to May
    31, 1996.............     2.66%(a)(e)     0.98%(a)(e)    1.16%(a)(e)    10.87%       38.78%        484,641        0.0696
  November 11, 1994 to
    October 31, 1995.....     2.63%(a)(e)     0.99%(a)(e)    1.23%(a)(e)    18.38%       41.04%        374,892          N/A
 INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     1.64%(a)(e)     0.25%(a)(e)    0.58%(a)(e)    13.42%(h)     6.85%(g)     575,880        0.0330(g)
  June 1, 1996 to May 31,
    1997.................     2.10%           0.25%          0.56%          29.02%       24.17%        513,134        0.0417
  November 1, 1995 to May
    31, 1996.............     2.25%(a)        0.31%(a)       0.57%(a)       16.27%        9.12%        249,644        0.0517
  November 11, 1994 to
    October 31, 1995.....     2.12%(a)        0.50%(a)       0.64%(a)       26.93%       14.48%        186,197          N/A
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     1.53%(a)(e)     0.85%(a)(e)    0.97%(a)(e)    12.85%(h)     2.43%(g)      55,263        0.0600(g)
  June 1, 1996 to May 31,
    1997.................     1.95%           0.85%          0.93%          22.40%        4.76%         43,708        0.0792
  May 2, 1996 to May 31,
    1996.................     3.69%(a)        0.91%(a)       1.91%(a)        2.30%        0.69%         31,448        0.0942
B SHARES
  June 1, 1997 to
    November 30, 1997....     0.78%(a)        1.60%(a)       1.97%(a)       12.44%(h)     2.43%(g)      45,440        0.0600(g)
  June 1, 1996 to May 31,
    1997.................     1.24%           1.59%          1.96%          21.48%        4.76%         33,626        0.0792
  May 2, 1996 to May 31,
    1996.................     2.92%(a)        1.72%(a)       2.63%(a)        2.23%        0.69%         17,318        0.0942
I SHARES
  June 1, 1997 to
    November 30, 1997....     1.53%(a)        0.85%(a)       0.92%(a)       12.85%(h)     2.43%(g)    1,021,990       0.0600(g)
  June 1, 1996 to May 31,
    1997.................     1.97%           0.85%          0.90%          22.40%        4.76%        425,197        0.0792
  November 1, 1995 to May
    31, 1996.............     2.72%(a)        0.86%(a)       1.13%(a)       18.14%        0.69%        230,831        0.0942
  November 11, 1994 to
    October 31, 1995.....     2.51%(a)        0.85%(a)       1.12%(a)       27.09%        7.03%         49,000          N/A

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 VALUGROWTH-SM- STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........  $25.06        $ 0.05         $ 2.13         $(0.05)       $(2.17)       $25.02
  June 1, 1996 to May 31, 1997...............   22.63          0.17           4.80          (0.13)        (2.41)        25.06
  June 1, 1995 to May 31, 1996...............   18.82          0.13           3.93          (0.13)        (0.12)        22.63
  June 1, 1994 to May 31, 1995...............   17.17          0.17           1.66          (0.18)            -         18.82
  June 1, 1993 to May 31, 1994...............   17.27          0.10           0.19          (0.17)        (0.22)        17.17
B SHARES
  June 1, 1997 to November 30, 1997..........   24.55         (0.02)          2.07              -         (2.17)        24.43
  June 1, 1996 to May 31, 1997...............   22.28          0.01           4.68          (0.01)        (2.41)        24.55
  June 1, 1995 to May 31, 1996...............   18.65         (0.02)          3.87          (0.10)        (0.12)        22.28
  June 1, 1994 to May 31, 1995...............   17.10          0.07           1.61          (0.13)            -         18.65
  August 5, 1993 to May 31, 1994.............   17.12          0.07           0.23          (0.10)        (0.22)        17.10
I SHARES
  June 1, 1997 to November 30, 1997..........   25.03         (0.03)          2.20          (0.05)        (2.17)        24.98
  June 1, 1996 to May 31, 1997...............   22.61          0.16           4.80          (0.13)        (2.41)        25.03
  June 1, 1995 to May 31, 1996...............   18.80          0.14           3.91          (0.12)        (0.12)        22.61
  June 1, 1994 to May 31, 1995...............   17.16          0.18           1.64          (0.18)            -         18.80
  August 2, 1993 to May 31, 1994.............   16.91          0.13           0.46          (0.12)        (0.22)        17.16
 DIVERSIFIED EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   36.51          0.06           3.86              -             -         40.43
  June 1, 1996 to May 31, 1997...............   30.56          0.20           6.10          (0.16)        (0.19)        36.51
  May 2, 1996 to May 31, 1996................   29.89          0.02           0.65              -             -         30.56
B SHARES
  June 1, 1997 to November 30, 1997..........   36.31         (0.05)          3.80              -             -         40.06
  June 1, 1996 to May 31, 1997...............   30.54          0.03           6.00          (0.07)        (0.19)        36.31
  May 6, 1996 to May 31, 1996................   29.41          0.02           1.11              -             -         30.54
I SHARES
  June 1, 1997 to November 30, 1997..........   36.50          0.12           3.80              -             -         40.42
  June 1, 1996 to May 31, 1997...............   30.55          0.25           6.05          (0.16)        (0.19)        36.50
  November 1, 1995 to May 31, 1996...........   27.53          0.16           4.25          (0.42)        (0.97)        30.55
  November 11, 1994 to October 31, 1995......   22.21          0.22           5.10              -             -         27.53
 GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   32.49         (0.05)          2.96              -             -         35.40
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.06          (0.04)        (0.59)        32.49
  May 2, 1996 to May 31, 1996................   28.50             -           0.58              -             -         29.08
B SHARES
  June 1, 1997 to November 30, 1997..........   32.28         (0.15)          2.91              -             -         35.04
  June 1, 1996 to May 31, 1997...............   29.07         (0.13)          3.93              -         (0.59)        32.28
  May 6, 1996 to May 31, 1996................   28.18             -           0.89              -             -         29.07
I SHARES
  June 1, 1997 to November 30, 1997..........   32.48         (0.03)          2.95              -             -         35.40
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.05          (0.04)        (0.59)        32.48
  November 1, 1995 to May 31, 1996...........   26.97             -           4.09          (0.12)        (1.86)        29.08
  November 11, 1994 to October 31, 1995......   22.28         (0.02)          4.71              -             -         26.97
 LARGE COMPANY GROWTH
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   32.63         (0.07)          5.05              -             -         37.61
  June 1, 1996 to May 31, 1997...............   26.97         (0.03)          5.91              -         (0.22)        32.63
  November 1, 1995 to May 31, 1996...........   23.59         (0.04)          3.64              -         (0.22)        26.97
  November 11, 1994 to October 31, 1995......   18.50         (0.05)          5.14              -             -         23.59

                                                                 [LOGO]
See Notes to Financial Highlights.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 VALUGROWTH-SM- STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     0.44%(a)        1.00%(a)       1.29%(a)        8.89%(h)    51.26%       $ 21,768        $0.0619
  June 1, 1996 to May 31,
    1997.................     0.70%           1.01%          1.39%          23.32%       75.50%         18,830        0.0781
  June 1, 1995 to May 31,
    1996.................     0.63%           1.20%          1.42%          21.69%      105.43%         15,232        0.0603
  June 1, 1994 to May 31,
    1995.................     1.01%           1.20%          1.43%          10.72%       63.82%         12,138          N/A
  June 1, 1993 to May 31,
    1994.................     1.06%           1.20%          1.43%           1.68%       86.07%         12,922          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....    (0.31%)(a)       1.75%(a)       2.41%(a)        8.50%(h)    51.26%          7,457        0.0619
  June 1, 1996 to May 31,
    1997.................    (0.07%)          1.76%          2.48%          22.33%       75.50%          6,591        0.0781
  June 1, 1995 to May 31,
    1996.................    (0.12%)          1.96%          2.54%          20.79%      105.43%          5,130        0.0603
  June 1, 1994 to May 31,
    1995.................     0.28%           1.95%          2.51%           9.88%       63.82%          3,569          N/A
  August 5, 1993 to May
    31, 1994.............     0.25%(a)        1.95%(a)       2.55%(a)        2.36%(a)    86.07%          2,218          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     0.31%(a)        1.00%(a)       1.20%(a)        8.86%(h)    51.26%        616,634        0.0619
  June 1, 1996 to May 31,
    1997.................     0.67%           1.01%          1.33%          23.30%       75.50%        180,204        0.0781
  June 1, 1995 to May 31,
    1996.................     0.62%           1.20%          1.32%          21.72%      105.43%        156,553        0.0603
  June 1, 1994 to May 31,
    1995.................     1.02%           1.20%          1.33%          10.67%       63.82%        136,589          N/A
  August 2, 1993 to May
    31, 1994.............     0.92%(a)        1.20%(a)       1.39%(a)        2.99%(a)    86.07%        113,061          N/A
 DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     0.60%(a)(e)     1.00%(a)(e)    1.24%(a)(e)    10.74%(h)       N/A         38,559          N/A
  June 1, 1996 to May 31,
    1997.................     0.81%(e)        1.02%(e)       1.40%(e)       20.75%       48.08%         25,271        0.0626
  May 2, 1996 to May 31,
    1996.................     1.88%(a)(e)     1.52%(a)(e)    4.06%(a)(e)     2.24%        5.76%          2,699        0.0671
B SHARES
  June 1, 1997 to
    November 30, 1997....    (0.15%)(a)(e)    1.75%(a)(e)    2.22%(a)(e)    10.33%(h)       N/A         54,111          N/A
  June 1, 1996 to May 31,
    1997.................     0.09%(e)        1.76%(e)       2.41%(e)       19.86%       48.08%         33,870        0.0626
  May 6, 1996 to May 31,
    1996.................     1.24%(a)(e)     2.37%(a)(e)    4.95%(a)(e)     3.84%        5.76%          2,447        0.0671
I SHARES
  June 1, 1997 to
    November 30, 1997....     0.60%(a)(e)     1.00%(a)(e)    1.17%(a)(e)    10.74%(h)       N/A       1,359,682         N/A
  June 1, 1996 to May 31,
    1997.................     0.79%(e)        1.02%(e)       1.31%(e)       20.76%       48.08%       1,212,565       0.0626
  November 1, 1995 to May
    31, 1996.............     1.00%(a)(e)     1.06%(a)(e)    1.30%(a)(e)    16.38%        5.76%        907,223        0.0671
  November 11, 1994 to
    October 31, 1995.....     1.01%(a)(e)     1.09%(a)(e)    1.37%(a)(e)    23.95%       10.33%        711,111          N/A
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....    (0.19%)(a)(e)    1.25%(a)(e)    1.47%(a)(e)     8.96%(h)       N/A         18,492          N/A
  June 1, 1996 to May 31,
    1997.................    (0.12%)(e)       1.30%(e)       1.95%(e)       14.11%        9.06%         14,146        0.0565
  May 2, 1996 to May 31,
    1996.................     0.34%(a)(e)     2.08%(a)(e)    6.40%(a)(e)     2.04%        7.39%          3,338        0.0617
B SHARES
  June 1, 1997 to
    November 30, 1997....    (0.94%)(a)(e)    2.00%(a)(e)    2.50%(a)(e)     8.55%(h)       N/A         11,798          N/A
  June 1, 1996 to May 31,
    1997.................    (0.82%)(e)       2.04%(e)       3.02%(e)       13.28%        9.06%          8,713        0.0565
  May 6, 1996 to May 31,
    1996.................    (0.40%)(a)(e)    2.92%(a)(e)    7.44%(a)(e)     3.16%        7.39%            703        0.0617
I SHARES
  June 1, 1997 to
    November 30, 1997....    (0.17%)(a)(e)    1.25%(a)(e)    1.39%(a)(e)     8.96%(h)       N/A        952,658          N/A
  June 1, 1996 to May 31,
    1997.................    (0.09%)(e)       1.30%(e)       1.84%(e)       14.11%        9.06%        895,420        0.0565
  November 1, 1995 to May
    31, 1996.............     0.01%(a)(e)     1.35%(a)(e)    1.85%(a)(e)    15.83%        7.39%        735,728        0.0617
  November 11, 1994 to
    October 31, 1995.....    (0.11%)(a)(e)    1.38%(a)(e)    1.92%(a)(e)    21.10%        8.90%        564,004          N/A
 LARGE COMPANY GROWTH
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....    (0.38%)(a)(e)    1.00%(a)(e)    1.10%(a)(e)    15.26%(h)     8.07%(g)     165,481        0.0558(g)
  June 1, 1996 to May 31,
    1997.................    (0.18%)          0.99%          1.09%          21.93%       24.37%        131,768        0.0564
  November 1, 1995 to May
    31, 1996.............    (0.30%)(a)       1.00%(a)       1.13%(a)       15.40%       16.93%         82,114        0.0616
  November 11, 1994 to
    October 31, 1995.....    (0.23%)(a)       1.00%(a)       1.20%(a)       27.51%       31.60%         63,567          N/A

                                                                 [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 SMALL COMPANY STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........  $13.95        $(0.04)        $ 0.95         $    -        $(0.58)       $14.28
  June 1, 1996 to May 31, 1997...............   14.02         (0.04)          0.88              -         (0.91)        13.95
  June 1, 1995 to May 31, 1996...............   10.64          0.01           3.93          (0.03)        (0.53)        14.02
  June 1, 1994 to May 31, 1995...............    9.84          0.12           0.87          (0.11)        (0.08)        10.64
  December 31, 1993 to May 31, 1994..........   10.00          0.07          (0.15)         (0.08)            -          9.84
B SHARES
  June 1, 1997 to November 30, 1997..........   13.63         (0.08)          0.92              -         (0.58)        13.89
  June 1, 1996 to May 31, 1997...............   13.83         (0.11)          0.82              -         (0.91)        13.63
  June 1, 1995 to May 31, 1996...............   10.56         (0.08)          3.90          (0.02)        (0.53)        13.83
  June 1, 1994 to May 31, 1995...............    9.82          0.07           0.84          (0.09)        (0.08)        10.56
  December 31, 1993 to May 31, 1994..........   10.00          0.06          (0.17)         (0.07)            -          9.82
I SHARES
  June 1, 1997 to November 30, 1997..........   13.88         (0.04)          0.95              -         (0.58)        14.21
  June 1, 1996 to May 31, 1997...............   13.96         (0.04)          0.87              -         (0.91)        13.88
  June 1, 1995 to May 31, 1996...............   10.59          0.01           3.93          (0.03)        (0.54)        13.96
  June 1, 1994 to May 31, 1995...............    9.80          0.12           0.87          (0.12)        (0.08)        10.59
  December 31, 1993 to May 31, 1994..........   10.00          0.08          (0.20)         (0.08)            -          9.80
 SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   31.08         (0.11)          6.14              -         (0.77)        36.34
  June 1, 1996 to May 31, 1997...............   33.00         (0.18)          1.83              -         (3.57)        31.08
  November 1, 1995 to May 31, 1996...........   29.99         (0.07)          5.94              -         (2.86)        33.00
  November 11, 1994 to October 31, 1995......   21.88         (0.11)          8.22              -             -         29.99
 SMALL CAP OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   19.83         (0.04)          2.95              -             -         22.74
  June 1, 1996 to May 31, 1997...............   17.39         (0.01)          2.46              -         (0.01)        19.83
B SHARES
  June 1, 1997 to November 30, 1997..........   19.75         (0.01)          2.82              -             -         22.56
  June 1, 1996 to May 31, 1997...............   17.41         (0.05)          2.40              -         (0.01)        19.75
I SHARES
  June 1, 1997 to November 30, 1997..........   19.84         (0.03)          2.94              -             -         22.75
  June 1, 1996 to May 31, 1997...............   16.26         (0.01)          3.60              -         (0.01)        19.84
 CONTRARIAN STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to November 30, 1997..........   10.25          0.07          (0.06)         (0.15)            -         10.11
  June 1, 1996 to May 31, 1997...............   10.82          0.09           1.03          (0.08)        (1.61)        10.25
  June 1, 1995 to May 31, 1996...............   10.90          0.10           1.01          (0.10)        (1.09)        10.82
  June 1, 1994 to May 31, 1995...............    9.71          0.11           1.19          (0.11)       (0.003)        10.90
  December 31, 1993 to May 31, 1994..........   10.00          0.07          (0.29)         (0.07)            -          9.71
 INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to November 30, 1997..........   21.66         (0.06)         (1.20)             -             -         20.40
  June 1, 1996 to May 31, 1997...............   19.82          0.10           1.94          (0.20)            -         21.66
  November 1, 1995 to May 31, 1996...........   17.97          0.35           1.83          (0.33)            -         19.82
  April 12, 1995 to October 31, 1995.........   16.50          0.01           1.46              -             -         17.97
B SHARES
  June 1, 1997 to November 30, 1997..........   21.55         (0.10)         (1.23)             -             -         20.22
  June 1, 1996 to May 31, 1997...............   19.71         (0.06)          1.93          (0.03)            -         21.55
  November 1, 1995 to May 31, 1996...........   17.91          0.25           1.83          (0.28)            -         19.71
  May 12, 1995 to October 31, 1995...........   17.20          0.01           0.70              -             -         17.91
I SHARES
  June 1, 1997 to November 30, 1997..........   21.67            --          (1.26)             -             -         20.41
  June 1, 1996 to May 31, 1997...............   19.84          0.09           1.94          (0.20)            -         21.67
  November 1, 1995 to May 31, 1996...........   17.99          0.14           2.04          (0.33)            -         19.84
  November 11, 1994 to October 31, 1995......   17.28          0.09           0.62              -             -         17.99

                                                                 [LOGO]
See Notes to Financial Highlights.

 NOTES TO FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....    (0.53%)(a)(e)    1.20%(a)(e)    1.51%(a)(e)     6.32%(h)    115.24%(g)   $  8,551        $0.0635(g)
  June 1, 1996 to May 31,
    1997.................    (0.38%)          1.19%          1.67%           6.34%       210.19%         7,355        0.0774
  June 1, 1995 to May 31,
    1996.................     0.03%           1.21%          1.87%          38.22%       134.53%         5,426        0.0555
  June 1, 1994 to May 31,
    1995.................     1.14%           0.53%          2.32%          10.19%        68.09%         1,540          N/A
  December 31, 1993 to
    May 31, 1994.........     1.95%(a)        0.22%(a)      10.66%(a)       (1.98%)(h)    14.98%           265          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....    (1.28%)(a)(e)    1.95%(a)(e)    2.62%(a)(e)     5.95%(h)    115.24%(g)      5,679        0.0635(g)
  June 1, 1996 to May 31,
    1997.................    (1.13%)          1.94%          2.73%           5.46%       210.19%         5,125        0.0774
  June 1, 1995 to May 31,
    1996.................    (0.74%)          1.96%          2.96%          37.32%       134.53%         4,125        0.0555
  June 1, 1994 to May 31,
    1995.................     0.38%           1.27%          3.56%           9.31%        68.09%           963          N/A
  December 31, 1993 to
    May 31, 1994.........     1.27%(a)        0.98%(a)      20.87%(a)       (2.77%)(a)    14.98%           195          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....    (0.54%)(a)(e)    1.20%(a)(e)    1.38%(a)(e)     6.36%(h)    115.24%(g)    209,224        0.0635(g)
  June 1, 1996 to May 31,
    1997.................    (0.38%)          1.19%          1.56%           6.30%       210.19%       161,995        0.0774
  June 1, 1995 to May 31,
    1996.................     0.05%           1.21%          1.60%          38.30%       134.53%       125,986        0.0555
  June 1, 1994 to May 31,
    1995.................     1.14%           0.52%          1.82%          10.13%        68.09%        54,240          N/A
  December 31, 1993 to
    May 31, 1994.........     2.03%(a)        0.20%(a)       4.33%(a)       (2.93%)(a)    14.98%         9,251          N/A
 SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....    (0.72%)(a)(e)    1.25%(a)(e)    1.32%(a)(e)    19.45%(h)     53.77%(g)    725,504        0.0576(g)
  June 1, 1996 to May 31,
    1997.................    (0.71%)          1.24%          1.29%           5.65%       124.03%       447,580        0.0565
  November 1, 1995 to May
    31, 1996.............    (0.41%)(a)       1.25%(a)       1.29%(a)       21.43%        62.06%       378,546        0.0583
  November 11, 1994 to
    October 31, 1995.....    (0.47%)(a)       1.25%(a)       1.35%(a)       37.07%       106.55%       278,058          N/A
 SMALL CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....    (0.38%)(a)(e)    1.23%(a)(e)    3.41%(a)(e)    14.67%(h)     28.71%(g)      2,987        0.0583(g)
  June 1, 1996 to May 31,
    1997.................    (0.18%)(a)(e)    1.25%(a)(e)   10.51%(a)(e)    11.37%        34.45%(g)        522        0.0584(g)
B SHARES
  June 1, 1997 to
    November 30, 1997....    (1.15%)(a)(e)    1.99%(a)(e)    6.17%(a)(e)    14.23%(h)     28.71%(g)      1,714        0.0583(g)
  June 1, 1996 to May 31,
    1997.................    (0.99%)(a)(e)    2.06%(a)(e)   27.27%(a)(e)    13.53%        34.45%(g)        158        0.0584(g)
I SHARES
  June 1, 1997 to
    November 30, 1997....    (0.34%)(a)(e)    1.22%(a)(e)    1.42%(a)(e)    14.67%(h)     28.71%(g)    175,571        0.0583(g)
  June 1, 1996 to May 31,
    1997.................    (0.16%)(a)(e)    1.25%(a)(e)    1.89%(a)(e)    11.42%        34.45%(g)     77,174        0.0584(g)
 CONTRARIAN STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to
    November 30, 1997....     0.57%(a)        1.20%(a)       2.16%(a)       (0.04%)(h)     7.40%         5,213        0.0469
  June 1, 1996 to May 31,
    1997.................     0.81%           1.19%          1.72%          13.02%        13.36%         8,260        0.0472
  June 1, 1995 to May 31,
    1996.................     0.87%           1.20%          1.45%          10.90%        28.21%        36,020        0.0467
  June 1, 1994 to May 31,
    1995.................     0.91%           1.12%          1.57%          13.52%        30.32%        45,832          N/A
  December 31, 1993 to
    May 31, 1994.........     1.82%(a)        0.62%(a)       3.52%(a)       (5.35%)(a)     2.67%         4,548          N/A
 INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to
    November 30, 1997....     0.10%(a)(e)     1.51%(a)(e)    1.82%(a)(e)    (5.77%)(h)      N/A          2,932          N/A
  June 1, 1996 to May 31,
    1997.................     0.42%(e)        1.43%(e)       1.72%(e)       10.33%        48.23%         2,240        0.0202(g)
  November 1, 1995 to May
    31, 1996.............     0.92%(a)(e)     1.50%(a)(e)    2.51%(a)(e)    12.31%        14.12%         1,080        0.0325(g)
  April 12, 1995 to
    October 31, 1995.....     0.26%(a)(e)     1.32%(a)(e)   20.95%(a)(e)     8.91%        29.41%           216          N/A
B SHARES
  June 1, 1997 to
    November 30, 1997....    (0.62%)(a)(e)    2.26%(a)(e)    2.94%(a)(e)    (6.13%)(h)      N/A          1,860          N/A
  June 1, 1996 to May 31,
    1997.................    (0.34%)(e)       2.18%(e)       2.76%(e)        9.44%        48.23%         1,667        0.0202(g)
  November 1, 1995 to May
    31, 1996.............    (0.02%)(a)(e)    2.25%(a)(e)    3.11%(a)(e)    11.79%        14.12%           995        0.0325(g)
  May 12, 1995 to October
    31, 1995.............     0.17%(a)(e)     1.27%(a)(e)   14.57%(a)(e)     4.30         29.41%           395          N/A
I SHARES
  June 1, 1997 to
    November 30, 1997....     0.14%(a)(e)     1.51%(a)(e)    1.52%(a)(e)    (5.77%)(h)      N/A        233,162          N/A
  June 1, 1996 to May 31,
    1997.................     0.40%(e)        1.43%(e)       1.44%(e)       10.27%        48.23%       228,552        0.0202(g)
  November 1, 1995 to May
    31, 1996.............     0.60%(a)(e)     1.50%(a)(e)    1.52%(a)(e)    12.31%        14.12%       143,643        0.0325(g)
  November 11, 1994 to
    October 31, 1995.....     0.54%(a)(e)     1.50%(a)(e)    1.66%(a)(e)     4.11%        29.41%        91,401          N/A

                                                                 [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) Annualized.
(b) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.
(d) Adjusted for a five to one stock split.
(e) Includes expenses allocated from the Portfolios of Core Trust and/or Schroder Core.
(f) Total return calculations do not include any sales charges. Total return would have been lower had certain fees and/or expenses not been reduced during the period shown (Note 3 and Exhibit A).
(g) The portfolio turnover rate and the average commission rate represents the activity from their investments in their respective Portfolios.
(h) Not annualized.

                                                                 [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has twenty eight separate investment portfolios. These financial statements relate to twenty-five of those portfolios (each a "Fund" and collectively the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund and Minnesota Tax-Free Fund. The classes of each Fund and their date of commencement of operations are as follows:

                                              A SHARES           B SHARES           I SHARES
                                          -----------------  -----------------  -----------------
Stable Income Fund......................  May 2, 1996        May 17, 1996       November 11, 1994
Limited Term Government Income Fund.....  N/A                N/A                October 1, 1997
Intermediate Government Income Fund.....  May 2, 1996        May 17, 1996       November 11, 1994
Diversified Bond Fund...................  N/A                N/A                November 11, 1994
Income Fund.............................  June 9, 1987       August 5, 1993     August 2, 1993
Total Return Bond Fund..................  December 31, 1993  December 31, 1993  December 31, 1993
Limited Term Tax-Free Fund..............  N/A                N/A                October 1, 1996
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     August 23, 1993
Minnesota Intermediate Tax-Free Fund....  N/A                N/A                October 1, 1997
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     August 2, 1993
Strategic Income Fund...................  N/A                N/A                November 11, 1994
Moderate Balanced Fund..................  N/A                N/A                November 11, 1994
Growth Balanced Fund....................  N/A                N/A                November 11, 1994
Index Fund..............................  N/A                N/A                November 11, 1994
Income Equity Fund......................  May 2, 1996        May 2, 1996        November 11, 1994
ValuGrowth-SM- Stock Fund...............  January 8, 1988    August 5, 1993     August 2, 1993
Diversified Equity Fund.................  May 2, 1996        May 6, 1996        November 11, 1994
Growth Equity Fund......................  May 2, 1996        May 6, 1996        November 11, 1994
Large Company Growth Fund...............  N/A                N/A                November 11, 1994
Small Company Stock Fund................  December 31, 1993  December 31, 1993  December 31, 1993
Small Company Growth Fund...............  N/A                N/A                November 11, 1994
Small Cap Opportunities Fund............  October 9, 1996    November 8, 1996   August 15, 1996
Contrarian Stock Fund...................  N/A                N/A                December 31, 1993
International Fund......................  April 12, 1995     May 12, 1995       November 11, 1994

Each share of each class represents an undivided proportionate interest in the Fund. A Shares are sold with a front-end sales charge to the general public but do not incur distribution expenses. B Shares are sold to the general public with a contingent deferred sales charge imposed on most redemptions made within six years of purchase and, after a specified number of years, automatically convert to A Shares. B Shares incur distribution expenses. I Shares are offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses. Contrarian Stock Fund ceased offering A Shares and B Shares on May 30, 1997. Conservative Balanced Fund was renamed Strategic Income Fund.

MASTER-FEEDER ARRANGEMENT--Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund and Small Company Growth Fund each seek to achieve its investment objective by investing all of its investable assets in a separate portfolio (each a "Portfolio" and collectively the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered, open-end, management investment company, that has the same investment objective and substantially identical investment policies as the Fund. Small Cap Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder U. S. Smaller Companies Portfolio, a separate diversified portfolio of Schroder Capital Funds ("Schroder Core"), a registered, open-end, management investment company. Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund and International Fund each seek to achieve its investment objective by investing all or a part of its assets in two or more Portfolios of Core Trust and Schroder Core. The Funds may withdraw their investments from Core Trust and Schroder Core, respectively, at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. The Funds account for their investment in a Portfolio as a partnership investment. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are in this report and should be read in conjunction with the Fund's financial statements.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represents significant accounting policies of the Funds:

SECURITY VALUATION--Each Fund determines its net asset value of each Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Funds that invest in Portfolios record their investment in the Portfolio at value. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statements of the Portfolio. Securities held by other Funds value securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. Fixed income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Interest rate swap, cap and floor valuations are based on interest rates quoted by independent brokers on the date of valuation.

INTEREST, DIVIDEND INCOME AND EXPENSES--Interest income is recorded on the accrual basis. Dividends on securities held by the Funds are recorded on the ex-dividend date. Funds that invest in Portfolios record daily their pro rata share of their Portfolio's income, expenses and realized gain and loss. Each Fund accrues their own expenses.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends to shareholders of net investment income, if any, are declared daily and paid monthly by Limited Term Government Income Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by Income Equity Fund, ValuGrowth-SM- Stock Fund, Small Company Stock Fund and Contrarian Stock Fund; and are declared and paid annually by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION--Except for Stable Income Fund, fixed income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are not amortized or accreted. Stable Income Fund amortizes premium and accretes discount.

FEDERAL TAXES--Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

REALIZED GAIN AND LOSS--Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORGANIZATIONAL COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY LOANS--The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS AND ASSET ALLOCATION SERVICES--Effective June 1, 1997, the investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. (" Norwest") is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of each Fund. No fee is directly payable by a fund to the extent the Fund is invested in a Portfolio. With respect to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund, Norwest is entitled to receive investment advisory fees for its Asset Allocation Services at an annual rate of 0.25% of each Fund's average daily net assets. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the fee arrangements, related fee waivers and expense reimbursements.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTOR--The manager and distributor of the Trust is Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFSI receives no payments for its services as distributor. Forum Administrative Services, LLC ("FAS") provides administrative services for the Funds. For their services with respect to each Fund, Forum and FAS each receives a fee up to, an annual rate of 0.05% of the fund's average daily net assets. In addition, for the period ended November 30, 1997, Forum charged the Trust legal expenses aggregating $4,678.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. For some of the Funds, Norwest is compensated for its custodial services at an annual rate of up to 0.075% of the Fund's average daily net assets. No custodian fee is directly payable by a fund to the extent the Fund is invested in a Portfolio. Refer to Exhibit A for a detail listing of the percentages charged for transfer agent and custodian fees.

DISTRIBUTION SERVICES--The Trust has adopted a Distribution Plan (the "Plan") with respect to B Shares of each Fund currently offering B Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of each Fund attributable to B Shares. No Fund incurred any maintenance fees during the period ended November 30, 1997. The distribution payments are used to reimburse the distributor for commissions and interest on the outstanding balance of unreimbursed distribution charges. The Plan may be terminated by vote of a majority of the Funds' shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at November 30,1997 were as follows: Stable Income Fund, $18,668; Intermediate Government Income Fund, $134,196; Income Fund, $74,949; Total Return Bond Fund, $42,963; Tax-Free Income Fund, $121,714; Colorado Tax-Free Fund, $76,315; Minnesota Tax-Free Fund, $201,300; Income Equity Fund, $1,087,896; ValuGrowth-SM- Stock Fund, $111,929; Diversified Equity Fund, $1,690,383; Growth Equity Fund, $355,443; Small Company Stock Fund, $115,581; Small Cap Opportunities Fund, $63,554; Contrarian Stock Fund $20,055; and International Fund, $58,743.

OTHER SERVICES PROVIDERS--Effective June 1, 1997, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. Prior to June 1, 1997, Forum Financial Corp. ("FFC"), an affiliate of FFSI, provided portfolio accounting services to each Fund pursuant to a separate agreement, and the terms of the agreement were identical in all material terms.

 NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1997 are presented in Exhibit B of the Notes to Financial Statements.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS (CONTINUED)

The federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers available to offset future capital gains, as of November 30, 1997, are presented in Exhibit B of Notes to Financial Statements.

 NOTE 5. PORTFOLIO SECURITIES LOANED

As of November 30, 1997, certain Funds had loaned securities which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:.

                                       SECURITIES      COLLATERAL
                                      -------------   -------------
Limited Term Government Income
 Fund...............................  $   8,263,671   $   9,096,170
Intermediate Government Income
 Fund...............................    105,316,597     112,740,540
Income Fund.........................     65,935,325      72,934,613
ValuGrowth-SM- Stock Fund...........    100,174,076     109,227,837
Contrarian Stock Fund...............        426,248         498,058

 NOTE 6. CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares for the past two years or periods were as follows:

                                                                              OTHER      SHARES ISSUED                      NET
                                                               SHARES        SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED      ISSUED      REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -----------   -------------   ------------   -----------
Stable Income Fund
  A Shares..............................  November 30, 1997     405,240             --        11,097         (702,894)    (286,557)
  A Shares..............................  May 31, 1997          116,433             --        25,455         (519,673)    (377,785)
  B Shares..............................  November 30, 1997      61,586             --         2,729          (18,685)      45,630
  B Shares..............................  May 31, 1997           68,546             --         2,568          (52,923)      18,191
  I Shares..............................  November 30, 1997   3,100,734             --       270,297       (2,214,199)   1,156,832
  I Shares..............................  May 31, 1997        6,043,926             --       451,686       (3,826,730)   2,668,882
Limited Term Government Income Fund
  I Shares..............................  November 30, 1997   6,629,988      6,348,564           345       (6,565,910)   6,412,987
Intermediate Government Income Fund
  A Shares..............................  November 30, 1997      92,239             --        21,615         (210,799)     (96,945)
  A Shares..............................  May 31, 1997          101,046             --        65,443         (485,037)    (318,548)
  B Shares..............................  November 30, 1997      82,697             --        14,325         (152,408)    (155,386)
  B Shares..............................  May 31, 1997          143,867             --        32,932         (330,050)     153,251
  I Shares..............................  November 30, 1997  23,013,451             --       108,440      (24,040,798)    (918,907)
  I Shares..............................  May 31, 1997        4,318,750             --       287,444       (7,035,092)  (2,428,898)
Diversified Bond Fund
  I Shares..............................  November 30, 1997     946,130             --            --         (911,474)      34,656
  I Shares..............................  May 31, 1997        2,161,872             --       535,458       (2,779,738)     (82,408)
Income Fund
  A Shares..............................  November 30, 1997      68,852             --        14,829          (74,759)       8,922
  A Shares..............................  May 31, 1997          124,580             --        31,742         (197,291)     (40,969)
  B Shares..............................  November 30, 1997      61,108             --         8,944          (21,134)      48,918
  B Shares..............................  May 31, 1997          110,114             --        17,044         (121,013)       6,145
  I Shares..............................  November 30, 1997  15,830,573             --        19,955      (16,024,308)    (173,780)
  I Shares..............................  May 31, 1997        3,688,038             --        25,996       (5,115,980)  (1,401,946)

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                              OTHER      SHARES ISSUED                      NET
                                                               SHARES        SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED      ISSUED      REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -----------   -------------   ------------   -----------
Total Return Bond Fund
  A Shares..............................  November 30, 1997      90,107             --        10,339         (115,743)     (15,297)
  A Shares..............................  May 31, 1997          170,319             --        18,604          (74,659)     114,264
  B Shares..............................  November 30, 1997      32,647             --         5,649          (19,073)      19,223
  B Shares..............................  May 31, 1997           70,772             --        11,735          (66,379)      16,128
  I Shares..............................  November 30, 1997   1,740,306             --        32,245       (1,250,014)     522,537
  I Shares..............................  May 31, 1997        4,957,128             --        47,176       (4,529,523)     474,781
Limited Term Tax-Free Fund
  I Shares..............................  November 30, 1997   3,693,580             --         4,370       (3,209,202)     488,748
  I Shares..............................  May 31, 1997        4,012,956             --         3,911          (70,738)   3,946,129
Tax-Free Income Fund
  A Shares..............................  November 30, 1997     355,397             --        60,214         (337,007)      78,604
  A Shares..............................  May 31, 1997          651,520             --       128,315       (1,341,769)    (561,934)
  B Shares..............................  November 30, 1997     181,087             --        13,542          (32,429)     162,200
  B Shares..............................  May 31, 1997          192,278             --        22,497          (88,841)     125,934
  I Shares..............................  November 30, 1997  16,844,200             --        30,129      (16,681,757)     192,572
  I Shares..............................  May 31, 1997        4,135,427             --        19,966       (6,547,997)  (2,392,604)
Colorado Tax-Free Fund
  A Shares..............................  November 30, 1997     273,114             --        57,499         (219,286)     111,327
  A Shares..............................  May 31, 1997          170,726             --       117,975         (297,437)      (8,736)
  B Shares..............................  November 30, 1997      98,565             --        10,080          (99,998)       8,647
  B Shares..............................  May 31, 1997          100,299             --        21,464          (62,801)      58,962
  I Shares..............................  November 30, 1997     203,324             --         1,471         (220,186)     (15,391)
  I Shares..............................  May 31, 1997          591,668             --         1,678         (492,050)     101,296
Minnesota Intermediate Tax-Free Fund
  I Shares..............................  November 30, 1997  21,708,796     21,500,494         2,487      (22,242,335)  20,969,442
Minnesota Tax-Free Fund
  A Shares..............................  November 30, 1997     367,674             --        47,534         (141,079)     274,129
  A Shares..............................  May 31, 1997          337,553             --       100,177         (585,949)    (148,219)
  B Shares..............................  November 30, 1997     166,962             --        17,686          (54,335)     130,313
  B Shares..............................  May 31, 1997          275,429             --        32,596         (111,982)     196,043
  I Shares..............................  November 30, 1997     555,935             --        10,081         (106,322)     459,694
  I Shares..............................  May 31, 1997          818,720             --         5,690         (157,930)     666,480
Strategic Bond Fund
  I Shares..............................  November 30, 1997     978,146             --            --         (930,927)      47,219
  I Shares..............................  May 31, 1997        1,988,531             --       488,156       (3,615,308)  (1,138,621)
Moderate Balanced Fund
  I Shares..............................  November 30, 1997   2,386,757             --            --       (3,884,053)  (1,497,296)
  I Shares..............................  May 31, 1997        5,665,636             --     1,032,988       (6,939,729)    (241,105)
Growth Balanced Fund
  I Shares..............................  November 30, 1997   2,660,657             --            --       (2,182,887)     477,770
  I Shares..............................  May 31, 1997        6,156,683             --     1,275,712       (8,337,658)    (905,263)
Income Equity Fund
  A Shares..............................  November 30, 1997     286,545             --         5,305         (102,845)     189,005
  A Shares..............................  May 31, 1997          456,258             --        20,378         (299,650)     176,986
  B Shares..............................  November 30, 1997     285,727             --         2,444          (61,517)     226,654
  B Shares..............................  May 31, 1997          487,593             --         8,139         (108,511)     387,221
  I Shares..............................  November 30, 1997  16,299,440     13,451,708       128,714      (14,831,769)  15,048,093
  I Shares..............................  May 31, 1997        6,080,949             --        69,140       (1,703,263)   4,446,826

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                              OTHER      SHARES ISSUED                      NET
                                                               SHARES        SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED      ISSUED      REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -----------   -------------   ------------   -----------
ValuGrowth-SM- Stock Fund
  A Shares..............................  November 30, 1997     129,479             --        68,160          (78,997)     118,642
  A Shares..............................  May 31, 1997          129,010             --        76,755         (127,445)      78,320
  B Shares..............................  November 30, 1997      29,791             --        24,293          (17,243)      36,841
  B Shares..............................  May 31, 1997           48,421             --        25,310          (35,598)      38,133
  I Shares..............................  November 30, 1997  17,333,443     17,761,393         1,785      (17,615,317)  17,481,304
  I Shares..............................  May 31, 1997        1,270,685             --        62,286       (1,057,238)     275,733
Index Fund
  I Shares..............................  November 30, 1997   2,651,868             --            --       (2,787,555)    (135,687)
  I Shares..............................  May 31, 1997        8,601,686             --       339,126       (3,875,130)   5,065,682
Diversified Equity Fund
  A Shares..............................  November 30, 1997     311,017             --            --          (49,474)     261,543
  A Shares..............................  May 31, 1997          688,908             --         4,817          (89,797)     603,928
  B Shares..............................  November 30, 1997     463,835             --            --          (45,821)     418,014
  B Shares..............................  May 31, 1997          875,773             --         3,939          (26,943)     852,769
  I Shares..............................  November 30, 1997   4,207,329             --            --       (3,789,793)     417,536
  I Shares..............................  May 31, 1997        9,526,934             --       338,461       (6,338,921)   3,526,474
Growth Equity Fund
  A Shares..............................  November 30, 1997     138,787             --            --          (51,870)      86,917
  A Shares..............................  May 31, 1997          468,640             --         7,941         (155,931)     320,650
  B Shares..............................  November 30, 1997      82,678             --            --          (15,916)      66,762
  B Shares..............................  May 31, 1997          253,247             --         3,244          (10,702)     245,789
  I Shares..............................  November 30, 1997   2,805,937             --            --       (3,457,779)    (651,842)
  I Shares..............................  May 31, 1997        8,961,272             --       576,046       (7,274,990)   2,262,328
Large Company Growth Fund
  I Shares..............................  November 30, 1997     859,722             --            --         (497,553)     362,169
  I Shares..............................  May 31, 1997        1,625,992             --        26,366         (658,984)     993,374
Small Company Stock Fund
  A Shares..............................  November 30, 1997     419,958             --        21,971         (370,437)      71,492
  A Shares..............................  May 31, 1997          192,692             --        30,374          (82,668)     140,398
  B Shares..............................  November 30, 1997      36,291             --        14,900          (18,327)      32,864
  B Shares..............................  May 31, 1997           95,993             --        21,752          (40,086)      77,659
  I Shares..............................  November 30, 1997   4,801,100      2,892,754        84,329       (4,723,110)   3,055,073
  I Shares..............................  May 31, 1997        4,669,144             --       103,596       (2,126,789)   2,645,951
Small Company Growth Fund
  I Shares..............................  November 30, 1997  10,447,050             --       329,792       (5,217,228)   5,559,614
  I Shares..............................  May 31, 1997        4,080,643             --     1,418,007       (2,568,519)   2,930,131
Small Cap Opportunities Fund(a)
  A Shares..............................  November 30, 1997     111,124             --            --           (6,098)     105,026
  A Shares..............................  May 31, 1997           26,610             --            --             (276)      26,334
  B Shares..............................  November 30, 1997      70,184             --            --           (2,201)      67,983
  B Shares..............................  May 31, 1997            7,999             --            --               --        7,999
  I Shares..............................  November 30, 1997   4,370,383             --            --         (542,835)   3,827,548
  I Shares..............................  May 31, 1997        4,193,736             --           850         (303,869)   3,890,717

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                              OTHER      SHARES ISSUED                      NET
                                                               SHARES        SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED      ISSUED      REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -----------   -------------   ------------   -----------
Contrarian Stock Fund
  A Shares..............................  November 30, 1997          --             --            --               --           --
  A Shares..............................  May 31, 1997           26,510             --         6,299         (116,769)     (83,960)
  B Shares..............................  November 30, 1997          --             --            --               --           --
  B Shares..............................  May 31, 1997            6,710             --         7,981          (70,733)     (56,042)
  I Shares..............................  November 30, 1997     123,936             --           858         (414,601)    (289,807)
  I Shares..............................  May 31, 1997          504,786             --        12,989       (3,042,555)  (2,524,780)
International Fund
  A Shares..............................  November 30, 1997      55,498             --            --          (15,161)      40,337
  A Shares..............................  May 31, 1997           65,020             --           731          (16,799)      48,952
  B Shares..............................  November 30, 1997      18,015             --            --           (3,378)      14,637
  B Shares..............................  May 31, 1997           35,177             --            87           (8,379)      26,885
  I Shares..............................  November 30, 1997   1,466,508             --            --         (588,997)     877,511
  I Shares..............................  May 31, 1997        4,508,576             --        68,362       (1,271,670)   3,305,268

(a) Inception date for the Fund was June 1, 1996.

 NOTE 7. COMMON TRUST FUND CONVERSION

In exchange for portfolio securities of certain common trust funds managed by Norwest, Limited Term Government Income, Minnesota Intermediate Tax-Free, Income Equity, ValuGrowth Stock-SM-, Small Company Stock and Small Company Growth Funds issued I shares to the common trust funds. Immediately after this conversion, the common trust funds distributed the I shares of these Funds to the investors of the common trust funds and ceased operations.

 NOTE 8. MERGER OF FUNDS

On May 17, 1996, Stable Income Fund, Intermediate Government Income Fund and Income Equity Fund ("Acquiring Funds") acquired all of the assets and liabilities of Adjusted U.S. Government Reserve Fund, Government Income Fund and Income Stock Fund ("Target Funds"), respectively, pursuant to a plan of reorganization and liquidation approved by the shareholders on May 13, 1996. The acquisition was accomplished by a tax free exchange of assets and liabilities of the individual Target Funds for shares of the existing Acquiring Fund, and the distribution of such shares to the Target Funds' shareholders and the subsequent termination of the respective Target Funds.

The Stable Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Adjustable U.S. Government Reserve Fund:

         STABLE INCOME FUND                             ADJUSTABLE U.S. RESERVE FUND
------------------------------------   --------------------------------------------------------------
                        MAY 17, 1996                                                     MAY 17, 1996
 SHARE      SHARES       PER SHARE      UNREALIZED       ACCUMULATED     MAY 17, 1996     PER SHARE
 CLASS      ISSUED         VALUE        GAIN (LOSS)    NET GAIN (LOSS)    NET ASSETS        VALUE
--------  -----------   ------------   -------------   ---------------   -------------   ------------
A Shares    1,588,229      $10.24      $   (422,368)    $ (4,968,020)    $ 16,263,468       $ 9.40
B Shares       38,476       10.24             4,677          (33,733)         393,994         9.36
I Shares    1,646,222       10.24            92,660       (2,270,066)      16,857,313         9.40
                                       -------------   ---------------   -------------
                                       $   (325,031)    $ (7,271,819)    $ 33,514,775
                                       -------------   ---------------   -------------
                                       -------------   ---------------   -------------

Immediately after the exchange, combined net assets were: A Shares, $16,280,721; B Shares, $741,524; and I Shares, $82,560,262.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 8. MERGER OF FUNDS (CONTINUED)

The Intermediate Government Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized depreciation and accumulated net realized capital losses of the Government Income Fund:

INTERMEDIATE GOVERNMENT INCOME FUND                        GOVERNMENT INCOME FUND
------------------------------------   --------------------------------------------------------------
                        MAY 17, 1996                                                     MAY 17, 1996
 SHARE      SHARES       PER SHARE      UNREALIZED       ACCUMULATED     MAY 17, 1996     PER SHARE
 CLASS      ISSUED         VALUE        GAIN (LOSS)    NET GAIN (LOSS)    NET ASSETS        VALUE
--------  -----------   ------------   -------------   ---------------   -------------   ------------
A Shares    1,724,803      $10.97      $  5,553,969     $ (2,372,866)    $ 18,921,088       $ 8.57
B Shares      987,229       10.97             5,528       (1,329,344)      10,829,902         8.56
I Shares   32,282,358       10.97       (10,807,493)     (17,017,680)     354,137,467         8.57
                                       -------------   ---------------   -------------
                                       $ (5,247,996)    $(20,719,890)    $383,888,457
                                       -------------   ---------------   -------------
                                       -------------   ---------------   -------------

Immediately after the exchange, combined net assets were: A Shares, $18,958,902; B Shares, $10,829,902; and I Shares, $401,687,938.

The Income Equity Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Income Stock Fund:

         INCOME EQUITY FUND                                  INCOME STOCK FUND
------------------------------------   --------------------------------------------------------------
                        MAY 17, 1996                                                     MAY 17, 1996
 SHARE      SHARES       PER SHARE      UNREALIZED       ACCUMULATED     MAY 17, 1996     PER SHARE
 CLASS      ISSUED         VALUE        GAIN (LOSS)    NET GAIN (LOSS)    NET ASSETS        VALUE
--------  -----------   ------------   -------------   ---------------   -------------   ------------
A Shares    1,053,473      $27.43      $  6,204,781     $     64,930     $ 28,896,764       $14.20
B Shares      602,328       27.42         2,169,156           47,510       16,515,834        14.09
I Shares    5,314,997       27.43        29,080,757           54,367      145,790,368        14.21
                                       -------------   ---------------   -------------
                                       $ 37,454,694     $    166,807     $191,202,966
                                       -------------   ---------------   -------------
                                       -------------   ---------------   -------------

Immediately after the exchange, combined net assets were: A Shares, $29,152,935; B Shares, $16,971,366; and I Shares, $227,899,458.

 NOTE 9. CONCENTRATION OF CREDIT RISK

The Colorado Tax-Free, Minnesota Intermediate Tax-Free and Minnesota Tax-Free Funds invest substantially all of their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 EXHIBIT A - ADDITIONAL EXPENSE INFORMATION

                                                  FEES                              FEES WAIVED
                                          ---------------------    ----------------------------------------------
                                                      CUSTODIAN    CUSTODIAN                            EXPENSES    TOTAL FEES
                                                         AND          AND                              REIMBURSED   WAIVED AND
                                                      TRANSFER     TRANSFER                             BY FFSI/     EXPENSES
                                          ADVISORY      AGENT        AGENT      ADVISER    FFSI/FAS       FAS       REIMBURSED
                                          --------    ---------    ---------   ---------   ---------   ----------   ----------
Stable Income Fund......................      --        0.25%      $ 38,108    $      --   $ 43,917     $13,743      $ 95,768
Limited Term Government Income Fund.....    0.33%       0.25%(c)     14,250       29,543     10,550          --        54,343
Intermediate Government Income Fund.....    0.33%       0.25%            --           --     98,373       4,907       103,280
Diversified Bond Fund...................      --        0.25%        21,650      209,590     43,667          --       274,907
Income Fund.............................    0.50%       0.25%(c)     66,979       90,387     86,050      14,147       257,563
Total Return Bond Fund..................      --        0.25%        15,298           --      5,592      11,619        32,509
Limited Term Tax-Free Fund..............    0.50%       0.25%(c)     30,653       58,190        976          --        89,819
Tax-Free Income Fund....................    0.50%       0.25%(c)    144,879      337,892     39,095       4,326       526,192
Colorado Tax-Free Fund..................    0.50%(a)    0.25%(c)     45,477       78,044     18,592          --       142,113
Minnesota Intermediate Tax-Free Fund....    0.50%       0.25%(c)     88,299       17,653      7,098                   113,050
Minnesota Tax-Free Fund.................    0.50%(a)    0.25%(c)     29,258       86,163     25,224          --       140,645
Strategic Income Fund...................      --        0.25%        11,565      104,572     41,799          --       157,936
Moderate Balanced Fund..................      --        0.25%        40,893      256,038     64,749          --       361,680
Growth Balanced Fund....................      --        0.25%        49,417      306,742     56,886          --       413,045
Index Fund..............................      --        0.25%       670,621           --     44,114          --       714,735
Income Equity Fund......................      --        0.25%        50,030           --     73,838          --       123,868
ValuGrowth-SM- Stock Fund...............    0.80%(b)    0.25%(c)    400,966        2,907     21,120       3,560       428,553
Diversified Equity Fund.................      --        0.25%       124,030      615,193    147,440       5,028       891,691
Growth Equity Fund......................      --        0.25%       152,317      145,337    205,717       9,603       512,974
Large Company Growth Fund...............      --        0.25%        10,230           --     16,635          --        26,865
Small Company Stock Fund................      --        0.25%       114,500           --     27,600       9,144       151,244
Small Company Growth Fund...............      --        0.25%        35,778           --         --          --        35,778
Small Cap Opportunities Fund............      --        0.25%        89,485           --     42,827      32,650       164,962
Contrarian Stock Fund...................    0.80%(b)    0.25%(c)      8,345       24,197      3,799          --        36,341
International Fund......................      --        0.25%            --           --      4,543       5,677        10,220

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of average net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) In addition to the transfer agent fee, the custody fee is 0.02% for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 EXHIBIT B - ADDITIONAL INVESTMENT/SECURITIES INFORMATION

                         COST          PROCEEDS                      UNREALIZED                                         CAPITAL
                          OF             FROM        -------------------------------------------         TAX             LOSS
                       PURCHASES         SALES       APPRECIATION   DEPRECIATION        NET          COST BASIS      CARRYOVERS(a)
                     -------------   -------------   ------------   ------------   -------------   ---------------   -------------
Stable Income
 Fund..............  $          NA   $          NA   $        NA    $        NA    $          NA   $   134,503,391    $ 7,288,543
Limited Term
 Government Income
 Fund..............     35,308,248      20,518,789       511,226         12,801          498,425        62,172,747             --
Intermediate
 Government Income
 Fund..............    206,755,304     205,300,855     7,906,925      1,573,241        6,333,684       381,688,193     24,283,206
Diversified Bond
 Fund..............             NA              NA            NA             NA               NA       168,869,135        171,595
Income Fund........    207,504,325     184,702,415     7,225,149         98,943        7,126,206       270,609,076     17,757,682
Total Return Bond
 Fund..............             NA              NA            NA             NA               NA       138,348,209        466,225
Limited Term
 Tax-Free Fund.....     17,496,239      12,181,939       689,023            413          688,610        45,429,973             --
Tax-Free Income
 Fund..............    258,667,228     227,196,607    13,792,669             NA       13,792,669       301,858,468      8,242,972
Colorado Tax-Free
 Fund..............     25,387,853      21,117,715     3,406,266             NA        3,406,266        59,104,386        836,690
Minnesota
 Intermediate
 Tax-Free Fund.....      9,345,241      13,021,656     9,960,804         35,550        9,925,254       196,566,929             --
Minnesota Tax-Free
 Fund..............     27,078,552      17,011,316     2,485,422          3,212        2,482,210        55,519,591        446,909
Strategic Income
 Fund..............             NA              NA            NA             NA               NA       139,512,283             --
Moderate Balanced
 Fund..............             NA              NA            NA             NA               NA       418,723,303             --
Growth Balanced
 Fund..............             NA              NA            NA             NA               NA       565,869,693             --
Index Fund.........             NA              NA            NA             NA               NA       414,115,035             --
Income Equity
 Fund..............             NA              NA            NA             NA               NA     1,122,779,563             --
ValuGrowth-SM-
 Stock Fund........    202,750,945     243,599,485   174,106,863     10,995,977      163,110,886       484,164,733
Diversified Equity
 Fund..............             NA              NA            NA             NA               NA     1,452,703,964             --
Growth Equity
 Fund..............             NA              NA            NA             NA               NA       981,752,611             --
Large Company
 Growth Fund.......             NA              NA            NA             NA               NA       112,048,060             --
Small Company Stock
 Fund..............             NA              NA            NA             NA               NA       216,226,986             --
Small Company
 Growth Fund.......             NA              NA            NA             NA               NA       724,618,197             --
Small Cap
 Opportunities
 Fund..............             NA              NA            NA             NA               NA       180,108,995             --
Contrarian Stock
 Fund..............        501,991       4,058,282       927,212        282,838          644,374         4,439,379      1,600,098
International
 Fund..............             NA              NA            NA             NA               NA       238,370,553        658,163

(a) Expiring in various years through 2005.

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           STABLE INCOME FUND
----------------------------------------------------
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(e)                           $   134,865,200
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $134,503,391)
                                                          $   134,865,200
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                   LIMITED TERM GOVERNMENT INCOME FUND
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (12.9%)
FHLB (12.9%)
    3,000,000   6.80%, 10/16/00                           $     3,009,930
    5,000,000   6.37%, 4/9/01                                   5,058,700
                                                          ---------------
TOTAL FHLB (COST $8,001,250)                                    8,068,630
                                                          ---------------

GOVERNMENT AGENCY BONDS & NOTES (COST $8,001,250)
                                                                8,068,630
                                                          ---------------
MORTGAGE BACKED SECURITIES (32.5%)
FNMA (15.9%)
    5,003,964   Pool 251123, 7.00%, 8/1/04                      5,064,963
    4,994,873   Pool 401770, 6.50%, 10/1/27                     4,895,755
                                                          ---------------

TOTAL FNMA (COST $9,931,032)                                    9,960,718
                                                          ---------------
GNMA (16.6%)
    5,322,030   Pool 2036, 8.00%, 7/20/25                       5,508,302
    4,807,647   Pool 455464, 7.50%, 8/15/27                     4,908,319
                                                          ---------------
TOTAL GNMA (COST $10,416,408)                                  10,416,621
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $20,347,440)
                                                               20,377,339
                                                          ---------------
U.S. TREASURY OBLIGATIONS (53.0%)
U.S. TREASURY NOTES (53.0%)
    4,000,000   8.88%, 11/15/98                                 4,116,600
    4,000,000   8.88%, 2/15/99                                  4,143,880
    3,500,000   5.88%, 2/15/00                                  3,506,405
    3,000,000   6.13%, 7/31/00(d)                               3,024,180
    3,500,000   5.63%, 11/30/00                                 3,481,415
    4,000,000   5.50%, 12/31/00                                 3,964,120
    5,000,000   6.63%, 3/31/02                                  5,143,950
    3,000,000   7.00%, 7/15/06(d)                               3,218,130

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
             LIMITED TERM GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

    2,500,000   6.50%, 10/15/06(d)                        $     2,600,473
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $32,798,004)
                                                               33,199,153
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $32,798,004)
                                                               33,199,153
                                                          ---------------
SHORT-TERM HOLDINGS (1.6%)
    1,026,050   Dreyfus Treasury Cash Management A
                  Series Fund (cost $1,026,050)                 1,026,050
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $62,172,744)
                                                          $    62,671,172
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                   INTERMEDIATE GOVERNMENT INCOME FUND
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.3%)
    6,298,383   AMBS, Series AS-1006 1, 7.49%, 1/25/12    $     6,610,349
    4,592,682   AMBS, Series BA-1001 1, 6.92%, 1/25/03          4,652,961
    3,217,305   AMBS, Series CS-1001 1, 7.19%, 7/25/01          3,284,164
    9,416,000   AMBS, Series CS-1001 1, 7.42%, 7/25/02          9,751,445
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $24,033,798)                                                 24,298,919
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (8.1%)
FHLB (6.5%)
    5,000,000   7.59%, 3/10/05                                  5,437,900
    9,000,000   6.41%, 10/11/05                                 9,148,860
   10,000,000   6.44%, 12/12/11                                10,574,100
                                                          ---------------

TOTAL FHLB (COST $24,331,581)                                  25,160,860
                                                          ---------------
FHLMC (1.1%)
    4,000,000   8.07%, 1/27/05 (cost $4,583,750)                4,432,640
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

OTHER (0.5%)
    2,000,000   TVA, 8.38%, 10/1/99 (cost $2,041,140)     $     2,080,800
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $30,956,471)
                                                               31,674,300
                                                          ---------------
MORTGAGE BACKED SECURITIES (17.6%)
FHLMC (8.2%)
   23,264,479   Gold Pool C80461, 7.00%, 12/1/26               23,388,014
    8,685,906   Gold Pool D70924, 6.50%, 5/1/26                 8,550,232
                                                          ---------------

TOTAL FHLMC (COST $31,262,658)                                 31,938,246
                                                          ---------------
FNMA (4.2%)
   10,211,904   Pool 73595, 7.43%, 8/1/06                      10,956,965
    4,963,698   Pool 73806, 7.30%, 12/1/11                      5,298,151
                                                          ---------------

TOTAL FNMA (COST $15,396,859)                                  16,255,116
                                                          ---------------
GNMA (5.2%)
   19,532,165   Pool 445071, 7.50%, 1/15/27 (cost
                  $19,538,268)                                 19,959,528
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $66,197,785)
                                                               68,152,890
                                                          ---------------
U.S. TREASURY OBLIGATIONS (67.8%)
U.S. TREASURY BONDS (11.7%)
   14,000,000   11.75%, 2/15/01(d)                             16,451,400
   13,000,000   12.75%, 11/15/10                               18,506,540
    8,000,000   10.38%, 11/15/12                               10,573,200
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $45,201,636)
                                                               45,531,140
                                                          ---------------
U.S. TREASURY NOTES (56.1%)
   13,000,000   9.13%, 5/15/99                                 13,596,180
   25,000,000   7.75%, 11/30/99 (d)                            25,921,000
    8,000,000   8.50%, 11/15/00                                 8,574,080
   10,000,000   6.63%, 6/30/01 (d)                             10,249,700
   38,500,000   7.50%, 11/15/01                                40,712,595
    2,000,000   6.25%, 2/28/02 (d)                              2,029,440
   15,000,000   7.88%, 11/15/04 (d)                            16,696,650
   42,000,000   6.88%, 5/15/06 (d)                             44,693,880
   33,000,000   7.00%, 7/15/06 (d)                             35,399,430
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

   19,000,000   6.50%, 10/15/06 (d)                       $    19,763,610
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $214,570,440)
                                                              217,636,565
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $259,772,076)
                                                              263,167,705
                                                          ---------------
SHORT-TERM HOLDINGS (0.2%)
      728,063   Dreyfus Treasury Cash Management A
                  Series Fund (cost $728,063)                     728,063
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $381,688,193)
                                                          $   388,021,877
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          DIVERSIFIED BOND FUND
----------------------------------------------------
          N/A   Positive Return Portfolio of Core Trust
                  (Delaware)(e)                           $    58,477,929
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                          29,274,189
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(e)                          87,652,306
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $169,669,343)
                                                          $   175,404,424
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                               INCOME FUND
----------------------------------------------------
ASSET BACKED SECURITIES (13.9%)
    4,998,518   First Plus Home Loan Trust, Series
                  1996-2 A5, 7.47%, 2/20/11               $     5,124,930
    7,444,432   First USA Consumer Trust, A, 6.50%,
                  9/15/02                                       7,456,068
    7,000,000   Green Tree Financial Corp., Series
                  1997-6 A7, 7.14%, 1/15/29                     7,166,250
    9,473,209   Mid-State Trust, Series 1997-6 A1,
                  7.34%, 7/1/35                                 9,791,083
    6,600,000   PSB Lending Trust, Series 1997-2 A5,
                  7.63%, 11/20/23                               6,726,845

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         INCOME FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

    2,300,000   Pacific Gas & Electric, Series 1997-1
                  A3, 6.15%, 6/25/00                      $     2,298,921
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $37,796,265)
                                                               38,564,097
                                                          ---------------
CORPORATE BONDS & NOTES (34.3%)
    5,000,000   ABN Amro Bank, Chicago, 7.55%, 6/28/06          5,316,850
    6,000,000   AMBAC, Inc., 9.38%, 8/1/11                      7,482,720
    6,000,000   American Home Products Corp., 7.25%,
                  3/1/23                                        6,285,420
    3,000,000   Bayerische Landesbank, New York, 6.20%,
                  2/9/06                                        2,961,690
    5,000,000   Bear Stearns Cos., Inc., 7.00%, 3/1/07          5,125,600
    7,000,000   Campbell Soup Co., 8.88%, 5/1/21                8,756,580
    4,000,000   Caterpillar Inc., 9.38%, 3/15/21                5,166,360
    5,000,000   Consolidated Natural Gas Co., 6.63%,
                  12/1/08                                       5,079,900
    4,800,000   Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                        5,874,336
    6,000,000   Ford Motor Co., 9.50%, 9/15/11                  7,489,080
    6,000,000   General Electric Capital Corp., 8.70%,
                  2/15/03                                       6,671,220
    7,000,000   Lehman Brothers Holdings, Inc., 8.50%,
                  8/1/15                                        8,030,540
    5,000,000   Oracle Corp., 6.72%, 2/15/04                    5,067,450
    5,000,000   Royal Carribbean Cruises, 7.25%, 8/15/06        5,175,050
    5,000,000   Tosco Corp., 7.80%, 1/1/27                      5,467,100
    5,000,000   Wal-Mart Stores, Inc., 9.10%, 7/15/00           5,358,400
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $92,453,102)
                                                               95,308,296
                                                          ---------------
MORTGAGE BACKED SECURITIES (13.5%)
FHLMC (6.6%)
    9,693,533   Gold Pool C80461, 7.00%, 12/1/26                9,745,006
    8,685,906   Gold Pool D70924, 6.50%, 5/1/26                 8,550,232
                                                          ---------------
TOTAL FHLMC (COST $17,844,384)                                 18,295,238
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         INCOME FUND (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

FNMA (6.9%)
    9,554,302   Pool 250547, 6.00%, 3/1/26                $     9,178,149
    8,969,003   Pool 375112, 7.78%, 5/1/15                      9,965,818
                                                          ---------------

TOTAL FNMA (COST $18,550,313)                                  19,143,967
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $36,394,697)
                                                               37,439,205
                                                          ---------------
MUNICIPAL NOTES (1.5%)
    4,000,000   Denver, CO, City and County SD #1, RV,
                  AMBAC insured, 6.49%, 12/15/02 (cost
                  $4,000,000)                                   4,049,360
                                                          ---------------
U.S. TREASURY OBLIGATIONS (36.2%)
U.S. TREASURY BONDS (15.0%)
    6,500,000   10.75%, 5/15/03(d)                              7,962,175
    8,000,000   10.38%, 11/15/12(d)                            10,573,200
    7,000,000   8.75%, 5/15/17(d)                               9,076,760
   12,000,000   7.50%, 11/15/24(d)                             14,172,480
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $46,968,045)
                                                               41,784,615
                                                          ---------------
U.S. TREASURY NOTES (21.2%)
    3,000,000   7.75%, 11/30/99                                 3,110,520
    8,000,000   8.50%, 11/15/00                                 8,574,080
   13,000,000   7.88%, 8/15/01(d)                              13,863,850
    5,500,000   7.50%, 11/15/01(d)                              5,816,086
    4,000,000   7.25%, 5/15/04                                  4,295,120
    4,000,000   7.88%, 11/15/04(d)                              4,452,440
    7,000,000   7.00%, 7/15/06(d)                               7,508,970
    4,000,000   6.50%, 10/15/06(d)                              4,160,760
    5,000,000   9.88%, 11/15/15                                 7,042,000
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $51,231,084)
                                                               58,823,826
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $98,199,129)
                                                              100,608,441
                                                          ---------------
SHORT-TERM HOLDINGS (0.6%)
    1,765,883   Dreyfus Cash Management Fund (cost
                  $1,765,883)                                   1,765,883
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $270,609,076)
                                                          $   277,735,282
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         TOTAL RETURN BOND FUND
----------------------------------------------------
          N/A   Total Return Bond Portfolio of Core
                  Trust (Delaware)(e)                     $   139,644,765
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $138,348,209)
                                                          $   139,644,765
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       LIMITED TERM TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (96.8%)
ALABAMA (2.2%)
    1,000,000   Birmingham Jefferson, AL, Civic Center
                  Authority Special Tax Bonds, Series B,
                  7.10%, 1/1/01                           $     1,022,650
                                                          ---------------
ALASKA (1.9%)
    1,000,000   North Slope Boro, AK, GO Bonds, Capital
                  Appreciation, Series A, MBIA insured,
                  0.00% (4.55% effective yield), 6/30/00          893,890
                                                          ---------------
ARIZONA (5.5%)
    1,150,000   Maricopa County, AZ, IDA, MFHR Bonds,
                  Advantage Point Projects, Series A,
                  5.75%, 7/1/01                                 1,172,299
    1,305,000   Mesa, AZ, IDA, Healthcare Facilities RV,
                  Western Health Network B-1, BIG
                  insured, 7.50%, 1/1/04                        1,376,357
                                                          ---------------
                                                                2,548,656
                                                          ---------------
COLORADO (11.6%)
      200,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  4.80%, 12/1/03                                  200,050
      385,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.00%, 12/1/05                                  385,628
    1,000,000   Castle Rock Ranch, CO, PFA RV, 5.70%,
                  12/1/06(b)                                    1,061,060
      250,000   Colorado HFA, SFM RV, Series C, 5.00%,
                  5/1/05                                          251,685

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

      165,000   Colorado HFA, SFM RV, Series D-I,
                  remarketed 7/15/94, 6.25%, 12/1/01      $       170,966
      185,000   Colorado HFA, SFM RV, Series D-II,
                  remarketed 11/15/94, 6.38%, 12/1/01             191,765
      355,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  9.50%, 12/1/01                                  421,871
    1,250,000   Larimer County, CO, SD #R1, Poudre COP,
                  Educational Facilites RV, Colorado
                  Association School Board Lease,
                  10.00%, 12/1/01                               1,512,338
    1,070,000   Tellar County, CO, COP, 5.50% VR,
                  12/1/09                                       1,105,342
                                                          ---------------
                                                                5,300,705
                                                          ---------------
FLORIDA (3.2%)
      480,000   Broward County, FL, Resource Recovery
                  RV, SES Broward Co. LP South Project,
                  7.95%, 12/1/08                                  523,363
    1,295,000   Plantation, FL, Water & Sewer RV,
                  Capital Appreciation, MBIA insured,
                  0.00% (5.68% effective yield), 3/1/03           967,352
                                                          ---------------
                                                                1,490,715
                                                          ---------------
IDAHO (4.9%)
    1,200,000   Boise City, ID, HFA RV, Hobbler Place
                  Project, 5.25%, 2/1/02(f)                     1,209,288
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         536,070
      100,000   Post Falls, ID, Urban Renewal Agency RV,
                  Tax Increment, 4.00%, 8/1/98                    100,070
      100,000   Post Falls, ID, Urban Renewal Agency RV,
                  Tax Increment, 4.35%, 8/1/00                    100,157

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
IDAHO (continued)

      335,000   Post Falls, ID, Urban Renewal Agency RV,
                  Tax Increment, 4.45%, 8/1/01            $       335,600
                                                          ---------------
                                                                2,281,185
                                                          ---------------
ILLINOIS (7.2%)
    1,185,000   Des Plaines, IL, Hospital Facilities RV,
                  Holy Family Hospital, MBIA insured,
                  10.63%, 1/1/03, P/R 7/1/02 @ 100              1,402,424
      500,000   Illinois Health Facilities Authority RV,
                  Alexian Brothers Medical Center
                  Project, 7.00%, 1/1/03                          534,700
      500,000   Illinois State, Sales Tax RV, Series E,
                  7.10%, 6/15/98                                  508,800
      500,000   Metropolitan Pier & Exposition
                  Authority, IL, Dedicated State Tax RV,
                  McCormick Place Expansion Project,
                  Series A, AMBAC insured, 4.90%,
                  12/15/03                                        512,870
       75,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 9.00%, 1/1/99                    78,638
       80,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 9.00%, 1/1/00                    86,754
       85,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 8.00%, 1/1/01                    92,774
       95,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 7.50%, 1/1/02                   103,978
                                                          ---------------
                                                                3,320,938
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

IOWA (0.6%)
      275,000   Ottumwa, IA, Hospital Facilities RV,
                  Ottumwa Regional Health Center, Inc.,
                  9.50%, 11/1/00                          $       282,844
                                                          ---------------
KANSAS (1.3%)
      175,000   Lawrence, KS, Hospital RV, Lawrence
                  Memorial Hospital, 5.00%, 7/1/02                179,060
      225,000   Lawrence, KS, Hospital RV, Lawrence
                  Memorial Hospital, 5.00%, 7/1/03                230,108
      185,000   Lawrence, KS, Hospital RV, Lawrence
                  Memorial Hospital, 5.00%, 7/1/04                188,791
                                                          ---------------
                                                                  597,959
                                                          ---------------
LOUISIANA (2.8%)
      400,000   Louisiana PFA, MFHR Bonds, Edgewood
                  Apartments, FNMA insured, 5.70%,
                  6/1/05                                          416,744
      745,000   Shreveport, LA, GO Bonds, MBIA insured,
                  8.00%, 6/1/03                                   876,925
                                                          ---------------
                                                                1,293,669
                                                          ---------------
MAINE (1.2%)
      535,000   State Street Housing Preservation Corp.,
                  ME, MFHR Bonds, Project Acquisition,
                  100 State Street, Series A, HUD
                  Section 8 LOC, 7.20%, 1/1/02                    567,077
                                                          ---------------
MICHIGAN (4.8%)
      600,000   Battle Creek, MI, Ecomomic Development
                  RV, Kellogg Co. Project, remarketed
                  8/1/97, 5.13%, 2/1/09                           600,948
      300,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/05              337,704
      305,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/06              345,541

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
MICHIGAN (continued)

      395,000   Merrill, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/05             $       443,850
      450,000   Schoolcraft, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/04                     501,840
                                                          ---------------
                                                                2,229,883
                                                          ---------------
MINNESOTA (2.3%)
      750,000   Minneapolis, MN, Temporary Package Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                          750,278
      160,000   St. Cloud, MN, COP, 5.00%, 12/1/03                159,998
      170,000   St. Cloud, MN, COP, 5.10%, 12/1/04                169,998
                                                          ---------------
                                                                1,080,274
                                                          ---------------
MISSOURI (1.4%)
      605,000   St. Louis, MO, Regional Convention &
                  Sports Complex Authority RV, Series C,
                  7.75%, 8/15/01                                  635,928
                                                          ---------------
NEVADA (3.5%)
    1,000,000   Clark County, NV, Flood Control, GO
                  Bonds, AMBAC insured, 6.10%, 11/1/02          1,075,050
      500,000   Clark County, NV, SD, GO Bonds, Series
                  A, MBIA insured, 7.00%, 6/1/05, P/R
                  6/1/01 @ 101                                    549,120
                                                          ---------------
                                                                1,624,170
                                                          ---------------
NEW YORK (8.2%)
      840,000   County of Westchester, NY, IDA RV, AGR
                  Realty Co. Project, 5.75%, 1/1/02(f)            868,342
      485,000   New York State Dorm Authority RV,
                  Capital Appreciation, Series A, FSA
                  insured, 0.00% (5.29% effective
                  yield), 7/1/25                                  328,389
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
NEW YORK (continued)

    1,850,000   New York State HFA, EFA RV, State
                  University Construction, ETM, COLL
                  USG, 6.50%, 11/1/06                     $     2,009,581
      500,000   Syracuse, NY, IDA PILOT RV, 5.13%,
                  10/15/02                                        509,690
                                                          ---------------
                                                                3,716,002
                                                          ---------------
NORTH CAROLINA (1.6%)
      700,000   North Carolina Municipal Power Agency
                  #1, Catawba Electric RV, 5.90%, 1/1/03          738,906
                                                          ---------------
OHIO (3.8%)
    1,285,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00% (5.32% effective yield), 12/1/01        1,067,925
      230,000   Akron, OH, COP, Sports Facilities RV,
                  Muncipal Baseball Stadium Project,
                  0.00%, (6.50% effective yield),
                  12/1/07                                         195,052
      500,000   Cleveland, OH, Cuyahoga County Port
                  Authorities RV, Rock & Roll Hall of
                  Fame, 4.60%, 12/1/99                            503,235
                                                          ---------------
                                                                1,766,212
                                                          ---------------
PENNSYLVANIA (9.5%)
    1,500,000   Pennsylvania State, HEFA RV, Allegheny
                  General Hospital, Series A, 7.13%,
                  9/1/07                                        1,647,390
      265,000   Philadelphia, PA, Gas Works RV,
                  Thirteenth Series, 7.50%, 6/15/01               290,517
      550,000   Philadelphia, PA, IDA RV, Gallery II
                  Garage Project, 6.13%, 2/15/03(f)               565,796
      700,000   Sayre, PA, Health Care Facilities
                  Authority RV, Guthrie Healthcare
                  Systems, Series A, AMBAC insured,
                  6.70%, 3/1/02                                   762,923

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)

    1,000,000   Windber, PA, Area Authority Hospital RV,
                  Windber Hospital Project, FHA insured,
                  6.50%, 2/1/30, P/R 8/1/05 @ 102         $     1,118,930
                                                          ---------------
                                                                4,385,556
                                                          ---------------
SOUTH CAROLINA (2.4%)
      250,000   Medical University of SC, Hospital
                  Facilities RV, Series A, 7.00%, 7/1/02          270,370
      250,000   Medical University of SC, Hospital
                  Facilities RV, Series A, 7.20%, 7/1/05          269,948
      500,000   South Carolina Educational Television
                  Community COP RV, ETV Endowment of
                  South Carolina, Inc., FSA insured,
                  6.40%, 9/1/02                                   545,830
                                                          ---------------
                                                                1,086,148
                                                          ---------------
TEXAS (10.4%)
      450,000   Desoto, TX, Housing Fianance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 6.13%, 2/1/05                         466,988
    1,010,000   Grand Prairie, TX, Health Facilities RV,
                  Dallas/Fort Worth Medical Center
                  Project, 6.00%, 11/1/99                       1,030,069
      535,000   Grape Creek-Pulliam, TX, Independent SD,
                  EFA RV, Public Facilities Corp.,
                  6.20%, 5/15/02                                  544,031
      250,000   Harlandale, TX, Independant SD Public
                  Facilites Corp. Lease Revenue,
                  Educational Facilities RV, 5.20%,
                  10/15/06                                        252,285
      750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                   824,175
      250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                   273,958
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

      855,000   San Antonio, TX, HEFA, Educational
                  Facilities RV, University of Texas at
                  San Antonio, Phase I, 6.50%,
                  11/1/01(f)                              $       885,686
      495,000   Texas Water Resource Finance Authority
                  RV, AMBAC insured, 7.50%, 8/15/03               521,527
                                                          ---------------
                                                                4,798,719
                                                          ---------------
UTAH (1.1%)
      105,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.55%, 3/1/00          105,542
      100,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.70%, 3/1/01          100,880
       70,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.80%, 3/1/02           70,841
      105,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 5.00%, 3/1/03          106,910
      100,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 5.10%, 3/1/04          102,265
                                                          ---------------
                                                                  486,438
                                                          ---------------
WASHINGTON (4.3%)
      850,000   Seattle, WA, MFHR Bonds, Market House
                  Elderly Housing, Series A, 6.20%,
                  2/1/04                                          876,597
    1,000,000   Washington State Public Power Supply,
                  System Nuclear Project #2, Power RV,
                  FGIC insured, 6.50%, 7/1/05                   1,082,640
                                                          ---------------
                                                                1,959,237
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (continued)
WISCONSIN (1.1%)
      500,000   Wisconsin Housing & Economic Development
                  Authority, Housing RV, Series A, HUD
                  insured, 6.20%, 11/1/01                 $       521,752
                                                          ---------------

TOTAL MUNICIPALS (COST $43,940,903)                            44,629,513
                                                          ---------------
SHORT-TERM HOLDINGS (3.2%)
      500,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 4.05% VR, 7/1/10(c)                    500,000
      989,070   Norwest Municipal Money Market Fund               989,070
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $1,489,070)
                                                                1,489,070
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $45,429,973)
                                                          $    46,118,583
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          TAX-FREE INCOME FUND
----------------------------------------------------
MUNICIPALS BONDS (96.6%)
ALABAMA (1.5%)
    5,000,000   Alabama Special Care Facilities
                  Financing Authority, Health Care RV,
                  Daughters Charity, St. Vincents,
                  5.00%, 11/1/25                          $     4,678,900
                                                          ---------------
ARIZONA (1.2%)
    3,000,000   Maricopa County, AZ, Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                        3,864,300
                                                          ---------------
CALIFORNIA (0.7%)
    1,910,000   Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,163,954
                                                          ---------------
COLORADO (15.8%)
    6,390,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 6,947,528

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
COLORADO (continued)

    1,750,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority Revenue, 6.25%,
                  12/1/20                                 $     1,806,210
    1,950,000   Castle Rock Ranch, CO, PFA RV, 5.70%,
                  12/1/06(b)                                    2,069,067
    1,000,000   Colorado HFA, GO Bonds, Series A, 7.40%,
                  5/1/11                                        1,065,760
    3,000,000   Colorado HFA, MFHR Bonds, Series C,
                  5.65%, 10/1/15                                3,006,540
    1,500,000   Colorado HFA, SFM RV, Series A-2, 7.15%,
                  11/1/14                                       1,691,190
    2,820,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                       3,220,693
    3,855,000   Colorado HFA, SFM RV, Series C, 7.90%,
                  12/1/24                                       4,318,795
    3,720,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            4,220,861
    2,660,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            3,021,175
    5,200,000   Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/17(f)                              6,180,304
   11,000,000   E-470 Public Highway Authority, CO,
                  Transportation RV, Capital
                  Appreciation, Series B, MBIA insured,
                  0.00% (5.47% effective yield), 9/1/18         3,661,460
    3,500,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             4,351,130
      795,000   Logan County, CO, SFM RV, Series 1992 A,
                  8.50%, 11/1/11                                  853,162
    1,000,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16(f)               1,013,050
    1,000,000   Tellar County, CO, COP, 5.88% VR,
                  12/1/24                                       1,030,110

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
COLORADO (continued)

      990,000   Vail, CO, SFM RV, Series A, 8.13%,
                  6/1/10                                  $     1,073,081
                                                          ---------------
                                                               49,530,116
                                                          ---------------
FLORIDA (1.1%)
    3,000,000   Lakeland, FL, Electric & Water RV, FGIC
                  insured, 6.00%, 10/1/14                       3,347,700
                                                          ---------------
GEORGIA (1.2%)
    3,650,000   Georgia Municipal Electric Authority
                  Power RV, Series BB, MBIA insured,
                  5.25%, 1/1/25                                 3,655,074
                                                          ---------------
HAWAII (2.4%)
    7,250,000   Hawaii State Department of Budget &
                  Finance, Health Care RV, The Queens
                  Health Systems, Series A, 5.75%,
                  7/1/26                                        7,452,275
                                                          ---------------
IDAHO (0.2%)
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment, Series B, 7.25%, 12/1/08             536,070
                                                          ---------------
ILLINOIS (9.4%)
    1,800,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20(f)         2,196,270
    1,000,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20(f)         1,112,060
    1,655,000   Illinois Educational Facilities
                  Authority RV, Capital Appreciation,
                  ETM, 0.00% (6.22% effective yield),
                  7/1/14                                          624,316
    1,120,000   Illinois Health Facilities Authority RV,
                  Edgewater Medical Center, Series A,
                  9.25%, 7/1/24(f)                              1,340,002
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
ILLINOIS (continued)

    3,000,000   Illinois Health Facilities Authority RV,
                  Victory Health Services, Series A,
                  5.75%, 8/15/27                          $     3,025,980
    1,025,000   Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                                 1,277,181
    7,350,000   Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                 9,716,774
    8,000,000   Regional Transportation Authority, IL,
                  Transportation RV, FGIC insured,
                  6.00%, 6/1/23                                 8,874,240
      700,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 5.90%, 1/1/17                   718,879
    2,000,000   Will County, IL, Unit SD #365, GO Bonds,
                  Series B, 0.00% (5.60% effective
                  yield), 11/1/16                                 729,600
                                                          ---------------
                                                               29,615,302
                                                          ---------------
INDIANA (0.9%)
    2,900,000   Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 5.25%, 6/1/15                        2,961,799
                                                          ---------------
KANSAS (2.7%)
    3,175,000   Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                                 3,873,310
    4,150,000   Sedgwick & Shawnee Counties, KS, SFM RV,
                  Mortgage Backed Securities, Series
                  A-2, Step Coupon, GNMA COLL, 5.50%,
                  6/1/29                                        4,585,750
                                                          ---------------
                                                                8,459,060
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)

LOUISIANA (0.9%)
      435,000   East Baton Rouge, LA, Mortgage Finance
                  Authority, SFM RV, Series C, GNMA
                  COLL, 8.38%, 2/1/17                     $       453,096
    5,000,000   Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%,
                  (7.45% effective yield), 7/10/14              1,646,800
    2,900,000   St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%,
                  (7.65% effective yield), 7/10/14                850,309
                                                          ---------------
                                                                2,950,205
                                                          ---------------
MASSACHUSETTS (9.8%)
    1,500,000   Massachusetts Bay Transportation
                  Authority, General Transporation
                  System RV, Series A, 5.63%, 3/1/26            1,523,820
    4,000,000   Massachusetts Bay Transportation
                  Authority, General Transporation
                  System RV, Series A, FGIC insured,
                  5.00%, 3/1/27                                 3,839,480
    5,325,000   Massachusetts Bay Transportation
                  Authority, General Transportation
                  System RV, Series B, 6.20%, 3/1/16            5,991,264
    2,500,000   Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.50%, 5/1/14                       3,152,200
    2,500,000   Massachusetts State, GO Bonds, Series D,
                  5.00%, 11/1/16                                2,443,075
    3,000,000   Massachusetts State Turnpike Authority,
                  Metropolitan Highway System RV, Series
                  A, MBIA insured, 5.13%, 1/1/17                2,965,320
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
MASSACHUSETTS (continued)

   11,000,000   Massachusetts State Turnpike Authority,
                  Metropolitan Highway System RV, Series
                  A, MBIA insured, 5.00%, 1/1/37          $    10,457,370
      590,000   New Bedford, MA, IDA RV, Aerovox Inc.,
                  Project, Series 1982, 7.42%, 7/1/02(f)          596,897
                                                          ---------------
                                                               30,969,426
                                                          ---------------
MICHIGAN (3.4%)
    3,500,000   Michigan Municipal Bond Authority RV,
                  State Revolving Fund, 5.13%, 10/1/20          3,423,700
    1,765,000   Oakland County, MI, Economic Development
                  Corp. Limited Obligated RV, First of
                  America LOC, 5.50%, 6/1/14                    1,770,966
    2,025,000   Springport, MI, Public Schools, GO
                  Bonds, MBIA insured, 5.15%, 5/1/22            1,986,302
    2,760,000   Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,567,134
                                                          ---------------
                                                               10,748,102
                                                          ---------------
MISSISSIPPI (0.2%)
    2,000,000   Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II, 0.00%
                  (7.38% effective yield), 4/15/12                736,560
                                                          ---------------
NEBRASKA (0.5%)
    1,000,000   Nebraska Investment Financial Authority
                  RV, Catholic Health Initiatives,
                  Series A, 5.13%, 12/1/17                        968,980
      795,000   Nebraska Investment Financial Authority
                  RV, Catholic Health Initiatives,
                  Series A, 5.13%, 12/1/21                        762,675
                                                          ---------------
                                                                1,731,655
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)

NEVADA (4.2%)
      620,000   Nevada Housing Division, SFM RV, Series
                  C-1, 5.45%, 4/1/10                      $       624,123
   12,760,000   Nevada State, GO Bonds, Colorado River
                  Commonwealth-Power Delivery, Series A,
                  5.25%, 9/15/27                               12,551,246
                                                          ---------------
                                                               13,175,369
                                                          ---------------
NEW HAMPSHIRE (0.7%)
    1,590,000   New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                        1,648,957
      500,000   New Hampshire HEFA RV, Androscoggin
                  Valley Hospital, AMBAC insured, 5.38%,
                  11/1/27                                         515,175
                                                          ---------------
                                                                2,164,132
                                                          ---------------
NEW MEXICO (4.6%)
    5,295,000   Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,690,801
    1,200,000   Hobbs, NM, SFM RV, 8.75%, 7/1/11                1,344,300
    6,585,000   Santa Fe County, NM, Correctional
                  Systems RV, FSA LOC, 6.00%, 2/1/27            7,424,719
                                                          ---------------
                                                               14,459,820
                                                          ---------------
NEW YORK (5.1%)
   12,500,000   New York, NY, City Municipal Water
                  Finance Authority, Water & Sewer
                  System RV, Series B, 5.75%, 6/15/29          12,878,375
      110,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10                                  126,413
    1,370,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10,
                  P/R 8/15/04 @ 101                             1,611,956
    1,300,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13                                1,499,511
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
NEW YORK (continued)

       65,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13,
                  P/R 8/15/04 @ 101                       $        76,470
                                                          ---------------
                                                               16,192,725
                                                          ---------------
NORTH DAKOTA (0.9%)
    3,000,000   Fargo, ND, Health System RV, Meritcare
                  Obligatee Group, Series A, MBIA
                  insured, 5.38%, 6/1/27                        2,971,500
                                                          ---------------
OHIO (0.1%)
      350,000   Cleveland, OH, Cuyahoga County Port
                  Authorities RV, Rock & Roll Hall of
                  Fame, 5.35%, 12/1/04                            361,340
                                                          ---------------
OKLAHOMA (0.4%)
    1,245,000   Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,373,148
                                                          ---------------
OREGON (1.5%)
    1,685,000   Clackamas & Washington Counties, OR, SD
                  #3 Junction, GO Bonds, Series B, FGIC
                  insured, 5.00%, 6/1/17                        1,646,009
    2,490,000   Emerald Peoples Utilities District, OR,
                  Utilities RV, FGIC insured, 7.35%,
                  11/1/12                                       3,125,822
                                                          ---------------
                                                                4,771,831
                                                          ---------------
PENNSYLVANIA (0.4%)
    1,200,000   Cumberland County, PA, Municipal
                  Authority Health Care RV, Carlisle
                  Hospital & Health, 6.80%, 11/15/14            1,296,240
                                                          ---------------
SOUTH CAROLINA (5.4%)
    1,000,000   Charleston, SC, Waterworks & Sewer RV,
                  5.00%, 1/1/16                                   966,450
    7,500,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.55%, 1/1/16          7,507,350

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
SOUTH CAROLINA (continued)

    5,725,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.60%, 1/1/21    $     5,730,210
    3,000,000   Spartanburg, SC, Waterworks RV, FGIC
                  insured, 5.00%, 6/1/19                        2,900,250
                                                          ---------------
                                                               17,104,260
                                                          ---------------
SOUTH DAKOTA (1.3%)
    3,500,000   South Dakota State, HEHFA RV, Huron
                  Regional Medical Center, 7.30%,
                  4/1/16(f)                                     4,127,200
                                                          ---------------
TEXAS (12.5%)
      530,000   Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                600,612
    2,350,000   Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 3/1/12                                 2,656,111
    1,960,000   Corpus Christi, TX, HFA, Housing RV,
                  Series A, MBIA insured, 7.70%, 7/1/11         2,182,636
    2,395,000   Desoto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 7.00%, 2/1/25                       2,570,554
      275,000   El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 10/1/11                    310,376
    1,650,000   Fort Bend, TX, Independent SD, GO Bonds,
                  5.00%, 2/15/17                                1,606,160
      370,000   Galveston County, TX, Property Finance
                  Authority, Inc., SFM RV, Series A,
                  8.50%, 9/1/11                                   401,931
    1,300,000   Grape Creek-Pulliam, TX, Independent SD
                  Public Facilities Corp., GO Bonds,
                  7.25%, 5/15/21                                1,418,716
    1,115,000   Harlandale, TX, Independent ISD Public
                  Facilites Corp. Lease Revenue,
                  Educational Facilities RV, 5.50%,
                  10/15/12                                      1,108,210
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
TEXAS (continued)

   10,000,000   Harris County, TX, GO Bonds, MBIA
                  insured, 0.00% (5.45% effective
                  yield), 12/1/13                         $     4,373,000
    5,000,000   Harris County, TX, Health Care
                  Facilities RV, School Health Care
                  System, Series B, 5.75%, 7/1/27               5,170,850
    6,250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                 6,868,125
    2,250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                 2,465,618
      240,000   Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 3/1/12                           268,613
    4,180,000   San Antonio, TX, HEFA, Educational
                  Facilities RV, 7.13%, 11/1/15(f)              4,540,818
    2,200,000   Texas State Department of Housing and
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/15                                 2,504,392
                                                          ---------------
                                                               39,046,722
                                                          ---------------
UTAH (0.2%)
      750,000   Salt Lake County, UT, Educational
                  Facilities RV, Westminister College
                  Project, 5.75%, 10/1/27                         757,163
                                                          ---------------
VIRGINIA (1.0%)
    3,000,000   Fairfax County, VA, Redevelopment &
                  Housing Authority, MFHR Bonds, Burke
                  Shire Commons, 7.60%, 10/1/36(f)              3,217,290
                                                          ---------------
WASHINGTON (5.5%)
    1,748,000   Kitsap County, WA, Housing Authority
                  Revenue, MFHR Bonds, Low Income
                  Housing, GNMA COLL, 7.10%, 2/20/16            1,974,733

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
WASHINGTON (continued)

    4,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, AMBAC insured, 6.00%, 7/1/07         $     4,381,400
    2,750,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              3,000,058
    1,620,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington LOC, 5.65%,
                  1/1/19                                        1,628,355
    3,000,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington LOC, 5.70%,
                  1/1/24                                        3,015,450
    3,000,000   Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06                  3,478,500
                                                          ---------------
                                                               17,478,496
                                                          ---------------
WEST VIRGINIA (0.9%)
    2,925,000   West Virginia, GO Bonds, Series A, FGIC
                  insured, 5.25%, 11/1/26                       2,890,542
                                                          ---------------

TOTAL MUNICIPALS (COST $290,995,607)                          304,788,276
                                                          ---------------
SHORT-TERM HOLDINGS (3.4%)
    1,500,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 4.05% VR, 7/1/10(c)                  1,500,000
    6,612,861   Norwest Municipal Money Market Fund             6,612,861
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

SHORT-TERM HOLDINGS (continued)

    2,750,000   Pitkin County, CO, MFHR Bonds,
                  Centennial, Credit Lyonnais LOC,
                  Series A, 3.95% VR, 12/1/24(c)          $     2,750,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS
  (COST $10,862,861)                                           10,862,861
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $301,858,468)                                     $   315,651,137
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         COLORADO TAX-FREE FUND
----------------------------------------------------
MUNICIPALS BONDS (99.5%)
AIRPORT REVENUE (6.5%)
    2,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                $     2,561,300
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                      1,515,960
                                                          ---------------
                                                                4,077,260
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (2.1%)
    1,210,000   Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                                1,298,741
                                                          ---------------
EDUCATION FACILITIES REVENUE (1.6%)
    1,000,000   University of Northern Colorado,
                  Educational Facilities RV, Aux
                  Facilities System, MBIA insured,
                  5.60%, 6/1/24                                 1,024,430
                                                          ---------------
GENERAL OBLIGATION (20.1%)
      500,000   Centennial 25 Metropolitan District, CO,
                  GO Bonds, Arapahoe County, 6.38%,
                  12/1/16                                         503,960
      500,000   Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  578,220
    2,500,000   El Paso County, CO, SD #11, GO Bonds,
                  Colorado Springs, 7.10%, 12/1/17              3,107,950

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
GENERAL OBLIGATION (continued)

    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #1, GO Bonds, AMBAC insured,
                  5.75%, 9/1/12                           $     1,083,540
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, FSA insured,
                  6.50%, 6/15/11                                1,158,100
    1,100,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, 6.50%, 6/15/12         1,275,912
      350,000   Highlands Ranch, CO, Metropolitan
                  District #4, GO Bonds, Series A,
                  6.10%, 12/1/11                                  366,545
      800,000   Highlands Ranch, CO, Metropolitan
                  District #4, GO Bonds, Series A,
                  6.30%, 12/1/17                                  844,968
    2,500,000   Metex Metropolitan District, CO, GO
                  Bonds, Series A, 5.80%, 12/1/16               2,646,100
    1,000,000   Northern Metropolitan District, CO, GO
                  Bonds, Adams County, 6.50%, 12/1/16(f)        1,013,050
                                                          ---------------
                                                               12,578,345
                                                          ---------------
HEALTH CARE REVENUE (8.4%)
    1,000,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/27                                  989,950
      750,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.13%, 12/1/08                                  746,258
      750,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.13%, 12/1/17                                  730,320
      750,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.13%, 12/1/22                                  728,888
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
HEALTH CARE REVENUE (continued)

    1,250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                 $     1,415,550
      650,000   Denver, CO, City & County RV, Sisters of
                  Charity Leavenworth, 5.00%, 12/1/23             619,119
                                                          ---------------
                                                                5,230,085
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (6.0%)
    3,000,000   Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31                  3,139,500
      500,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  Ralston Purina Corp. LOC, 7.38%,
                  9/1/10                                          592,495
                                                          ---------------
                                                                3,731,995
                                                          ---------------
JAIL FACILITIES REVENUE (2.5%)
    1,525,000   Teller County, CO, COP, 5.75%, 12/1/18          1,568,219
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.1%)
      300,000   Aurora, CO, Housing Authority Finance
                  Corp., MFHR Bonds, Mountainview Place,
                  FHA insured, 7.13%, 9/1/22                      314,028
    1,000,000   San Miguel County, CO, Housing
                  Authority, MFHR Bonds, Telluride
                  Village Apartments Project, 6.40%,
                  7/1/23                                        1,016,550
                                                          ---------------
                                                                1,330,578
                                                          ---------------
OTHER REVENUE (8.5%)
    3,000,000   Castle Rock Ranch CO, Public Facilities
                  RV, 6.25%, 12/1/17(b)                         3,376,800
    2,000,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  5.13%, 12/1/17                                1,947,520
                                                          ---------------
                                                                5,324,320
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)

PARKING REVENUE (0.6%)
      345,000   Pueblo, CO, COP, Public Parking-Lease,
                  Purchase & Sublease, 6.90%, 7/1/15      $       366,393
                                                          ---------------
SALES TAX REVENUE (3.1%)
    1,490,000   Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, Series E-470, MBIA insured,
                  remarketed 8/31/95, 6.15%, 8/31/26            1,628,361
      140,000   Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         146,345
      145,000   Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         152,607
                                                          ---------------
                                                                1,927,313
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (24.0%)
    1,680,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 1,826,580
      440,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                         502,520
    3,390,000   Colorado HFA, SFM RV, Series B-2, 7.45%,
                  11/1/27                                       3,878,737
    1,610,000   Colorado HFA, SFM RV, Series C-2, 7.45%,
                  6/1/17                                        1,826,948
    1,680,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            1,906,195
    1,650,000   Colorado HFA, SFM RV, Series D-2, 7.10%,
                  6/1/14                                        1,861,431
    2,800,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            3,180,184
                                                          ---------------
                                                               14,982,595
                                                          ---------------
TOLL ROAD REVENUE (6.7%)
      750,000   Commonwealth of Puerto Rico, Highway &
                  Transportation Authority RV, Series Y,
                  MBIA-IBC LOC, 5.50%, 7/1/26                     761,391
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS BONDS (continued)
TOLL ROAD REVENUE (continued)

   15,000,000   E-470 Public Highway Authority, CO,
                  Transportation RV, Capital
                  Appreciation, Series B, MBIA insured,
                  0.00% (5.52% effective yield), 9/1/25   $     3,436,200
                                                          ---------------
                                                                4,197,591
                                                          ---------------
WATER & SEWER REVENUE (7.3%)
    1,250,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority Revenue, 6.25%,
                  12/1/20                                       1,290,150
    1,750,000   Centennial, CO, Water & Sanitation
                  District RV, Series A, FSA insured,
                  5.13%, 12/1/17(f)                             1,746,515
    1,500,000   Colorado Springs, CO, Utilities RV,
                  Series A, 5.38%, 11/15/26                     1,500,540
                                                          ---------------
                                                                4,537,205
                                                          ---------------

TOTAL MUNICIPALS (COST $58,768,804)                            62,175,070
                                                          ---------------
SHORT-TERM HOLDINGS (0.5%)
      335,582   Norwest Municipal Money Market Fund
                  (cost $335,582)                                 335,582
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $59,104,386)
                                                          $    62,510,652
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                  MINNESOTA INTERMEDIATE TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (98.5%)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (3.5%)
      165,000   Eden Prairie, MN, Housing &
                  Redevelopment Authority, Leasing RV,
                  Community Center Project, Series A,
                  6.15%, 8/1/08                           $       173,237
      150,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 5.85%, 11/15/99                       155,016
      260,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.15%, 5/15/02                        277,158

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      310,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.25%, 11/15/03               $       329,490
      135,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.45%, 5/15/05                        144,457
      300,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.45%, 11/15/05                       321,015
      145,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.55%, 5/15/06                        156,881
    1,000,000   Minneapolis, MN, Special SD, COP, 5.60%,
                  2/1/02                                        1,024,880
      400,000   Minneapolis, MN, Special SD, COP, 5.80%,
                  2/1/04                                          410,088
      170,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 5.70%, 2/1/02                         178,599
      195,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 5.90%, 2/1/04                         207,279
      215,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.10%, 2/1/06                         227,960
      230,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.20%, 2/1/07                         244,906
      245,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.25%, 2/1/08                         262,944
      260,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.30%, 2/1/09                         278,400
      185,000   Savage, MN, EDA RV, Lease Revenue,
                  5.30%, 2/1/12                                   185,192
      195,000   Savage, MN, EDA RV, Lease Revenue,
                  5.35%, 2/1/13                                   195,250
      125,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  5.50%, 12/1/97                                  125,016
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      145,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  5.75%, 12/1/98                          $       147,572
      360,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.60%, 12/1/02                                  393,815
      380,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.75%, 12/1/03                                  408,010
      410,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.90%, 12/1/04                                  442,915
      435,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  7.00%, 12/1/05                                  482,045
      465,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  7.00%, 12/1/06                                  513,104
                                                          ---------------
                                                                7,285,229
                                                          ---------------
EDUCATION FACILITIES REVENUE (7.3%)
    1,000,000   Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.35%, 9/1/17           1,003,680
    1,000,000   Minnesota State, HEFA RV, Carleton
                  College, Series 4-N, 5.50%, 11/1/06           1,068,250
    1,000,000   Minnesota State, HEFA RV, Carleton
                  College, Series 4-N, 5.00%, 11/1/18             976,130
      430,000   Minnesota State, HEFA RV, Macalester
                  College, Series 3-J, 6.10%, 3/1/05              456,015

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
EDUCATION FACILITIES REVENUE (continued)

    1,250,000   Minnesota State, HEFA RV, Northwestern
                  College of Chiropractic, Series 2-X,
                  8.50%, 10/1/05(f)                       $     1,321,188
      150,000   Minnesota State, HEFA RV, St. Mary's
                  College, Series 3-Q, 5.70%, 10/1/03             158,712
      280,000   Minnesota State, HEFA RV, St. Mary's
                  College, Series 3-Q, 5.80%, 10/1/04             298,799
      295,000   Minnesota State, HEFA RV, St. Mary's
                  College, Series 3-Q, 5.90%, 10/1/05             314,738
      340,000   Minnesota State, HEFA RV, St. Mary's
                  College, Series 3-Q, 6.00%, 10/1/08             355,868
      485,000   Minnesota State, HEFA RV, University of
                  St. Thomas, Series 3-I, 6.00%, 10/1/99          501,505
      400,000   Northfield, MN, Educational Facilites
                  RV, St. Olaf College Project, 6.05%,
                  10/1/04                                         430,044
    2,000,000   Univesity of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/08        2,135,640
    1,000,000   Univesity of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/11        1,082,540
    1,000,000   Univesity of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/18        1,072,910
    3,750,000   Univesity of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        3,912,150
                                                          ---------------
                                                               15,088,169
                                                          ---------------
ELECTRIC REVENUE (12.1%)
      500,000   Moorhead, MN, Public Utilities RV,
                  Series A, MBIA insured, 5.75%, 11/1/03          531,625
      260,000   New Praque, MN, Electric RV, 7.00%,
                  10/1/05                                         272,800
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)

    3,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, FSA
                  insured, 5.50%, 1/1/08                  $     3,171,210
      275,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series A,
                  7.20%, 1/1/99                                   284,573
    2,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  2,032,740
      115,000   Puerto Rico, Electric Power Authority
                  RV, Series N, Unrefunded Balance,
                  7.00%, 7/1/07                                   121,938
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series S, 6.13%, 7/1/08                   1,126,680
    2,500,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   2,504,475
    6,200,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Capital Appreciation, Series A, MBIA
                  insured, 0.00% (6.07% effective
                  yield), 1/1/20                                1,914,746
      955,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Unrefunded Balance, Series A, 5.50%,
                  1/1/03                                          998,204
    2,155,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, AMBAC insured, 5.00%, 1/1/09               2,165,129
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, 5.00%, 1/1/12                                977,710

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)
   10,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (5.78%
                  effective yield), 1/1/24                $     2,496,400
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Unrefunded Balance, Series B, 5.80%,
                  1/1/07                                        1,067,480
    2,830,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC-TCRS insured, 5.00%, 1/1/10          2,831,726
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC insured, 5.00%, 1/1/13                 984,350
    1,500,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series A, 6.13%,
                  1/1/16                                        1,502,475
                                                          ---------------
                                                               24,984,261
                                                          ---------------
ESCROWED IN TREASURIES (21.5%)
      500,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.00%, 2/1/04                  535,675
      250,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.15%, 2/1/06                  269,553
      250,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.20%, 2/1/07                  270,125
      100,000   Anoka County, MN, GO Bonds, 7.00%,
                  2/1/02                                          103,297
      300,000   Anoka County, MN, GO Bonds, Capital
                  Improvements, Series B, 7.00%, 2/1/05           309,891
    1,025,000   Anoka-Hennepin, MN, Independent SD #11,
                  GO Bonds, Series 1991A, FSA insured,
                  6.75%, 2/1/09                                 1,078,925

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

    1,100,000   Anoka-Hennepin, MN, Independent SD #11,
                  GO Bonds, Series 1991A, FSA insured,
                  6.75%, 2/1/10                           $     1,157,871
    1,500,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series A, Goldman
                  Sachs & Co. LOC, 7.00%, 9/1/11, P/R
                  9/1/01 @ 102                                  1,668,210
      160,000   Blaine, MN, IDA RV, Ball Corp. Project,
                  ETM USG, 7.13%, 12/1/04                         184,954
      640,000   Centennial, MN, Independent SD #12, GO
                  Bonds, Series A, FSA insured, 7.15%,
                  2/1/10, P/R 2/1/00 @ 100                        680,928
      500,000   Commonwealth of Puerto Rico, GO Bonds,
                  FGIC insured, 7.10%, 7/1/02, P/R
                  7/1/00 @ 102                                    547,125
      750,000   Commonwealth of Puerto Rico, Highway &
                  Transportation Authority RV, Series N,
                  8.00%, 7/1/03, P/R 7/1/98 @ 102                 783,390
      500,000   Dakota County, MN, GO Bonds, 7.10%,
                  2/1/00                                          502,665
      205,000   Duluth, MN, GO Bonds, USG COLL, 6.10%,
                  8/1/02, P/R 8/1/00 @ 100                        215,245
      210,000   Duluth, MN, GO Bonds, USG COLL, 6.20%,
                  8/1/03, P/R 8/1/00 @ 100                        221,023
      215,000   Duluth, MN, GO Bonds, USG COLL, 6.30%,
                  8/1/04, P/R 8/1/00 @ 100                        226,825
      350,000   Eden Prairie, MN, Independent SD #279,
                  GO Bonds, Series B, 7.40%, 2/1/02               352,055
      200,000   Edina, MN, GO Bonds, Recreational
                  Facilities Bonds, 7.05%, 1/1/02                 200,548

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      225,000   Edina, MN, GO Bonds, Recreational
                  Facilities Bonds, 7.05%, 1/1/02         $       226,182
      250,000   Edina, MN, GO Bonds, Tax Increment,
                  7.00%, 2/1/01                                   251,290
    1,250,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, 7.13%, 7/1/06, P/R
                  7/1/99 @ 102                                  1,332,564
      400,000   Glencoe, MN, Electric RV, ETM, USG COLL,
                  10.00%, 5/1/98(f)                               410,124
    1,000,000   Mankato, MN, Independent SD #077, GO
                  Bonds, Series A, FSA insured, 6.35%,
                  2/1/13                                        1,076,320
      300,000   Mankato, MN, Nursing Home RV, Mankato
                  Lutheran Home Project, Series A, USG
                  COLL, 8.00%, 10/1/11, P/R 10/1/01 @
                  102                                             343,587
      500,000   Metropolitan Council, MN, Go Bonds,
                  Minneapolis-St Paul Metropolitan Area,
                  7.10%, 12/1/02                                  528,735
      155,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/01, P/R 12/1/99 @ 100                      164,168
      500,000   Minneapolis, MN, GO Bonds, 7.00%,
                  4/1/02, P/R 4/1/99 @ 100                        519,670
      165,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/02, P/R 12/1/99 @ 100                      174,760
      420,000   Minneapolis, MN, Hospital Facilities RV,
                  Abbott Northwestern Hospital Inc., USG
                  COLL, ETM, 6.50%, 12/1/06                       460,013
       30,000   Minneapolis, MN, Hospital Facilities RV,
                  Metropolitan Medical Center, USG COLL,
                  ETM, 8.88%, 4/1/00                               32,240
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      730,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., Series A, USG COLL,
                  7.00%, 12/1/98, P/R 12/1/97 @ 102       $       744,783
      225,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., Series A, USG COLL,
                  7.40%, 12/1/02, P/R 12/1/97 @ 102               229,565
      200,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., Series B, USG COLL,
                  7.50%, 8/1/00, P/R 8/1/98 @ 102                 208,725
      820,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., Series B, USG COLL,
                  8.00%, 8/1/06, P/R 8/1/98 @ 102                 858,466
    1,500,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc./ Abbott Northwestern
                  Hospital Inc., AMBAC insured, USG
                  COLL, 7.00%, 12/1/14, P/R 12/1/99 @
                  102                                           1,612,350
      450,000   Minneapolis, MN, Hospital RV, Minnesota
                  Children's Medical Center Project,
                  Series C, USG COLL, 7.00%, 12/1/01,
                  P/R 6/1/01 @ 102                                497,939
      575,000   Minneapolis, MN, Hospital RV, Minnesota
                  Children's Medical Center Project,
                  Series C, USG COLL, 7.10%, 12/1/02,
                  P/R 6/1/01 @ 102                                638,112
      780,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 7.00%,
                  3/1/09, P/R 3/1/99 @ 102                        824,499

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      525,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, USG COLL,
                  7.10%, 3/1/12, P/R 3/1/00 @ 102         $       568,832
    1,960,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14, P/R 3/1/02 @ 102                      2,161,527
      190,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-A, USG COLL,
                  7.00%, 10/1/04, P/R 10/1/00 @ 100               204,334
      205,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-A, USG COLL,
                  7.00%, 10/1/05, P/R 10/1/00 @ 100               220,465
      220,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-A, USG COLL,
                  7.00%, 10/1/06, P/R 10/1/00 @ 100               236,597
      235,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-A, USG COLL,
                  7.00%, 10/1/07, P/R 10/1/00 @ 100               252,728
      110,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL, ETM,
                  6.10%, 6/1/00                                   115,100
      135,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL, ETM,
                  6.20%, 6/1/01                                   143,428
      130,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL, ETM,
                  6.30%, 6/1/02                                   140,358
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      270,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL,
                  6.40%, 6/1/03, P/R 6/1/02 @ 100         $       292,380
      240,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL,
                  6.50%, 6/1/04, P/R 6/1/02 @ 100                 260,866
      250,000   Minnesota State, HEFA RV, Hamline
                  University, Series 3-K, USG COLL,
                  6.60%, 6/1/07, P/R 6/1/02 @ 100                 272,750
    1,000,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, Series A, 6.30%, 2/1/04, P/R
                  2/1/02 @ 100                                  1,075,420
    1,865,000   Moorhead, MN, Residential Mortgage RV,
                  7.10%, 8/1/11                                 2,186,454
      105,000   Olmstead County, MN, Housing &
                  Redevelopment Authority RV, USG COLL,
                  7.00%, 2/1/06, P/R 2/1/01 @ 100                 113,759
      290,000   Olmstead County, MN, Housing &
                  Redevelopment Authority RV, USG COLL,
                  7.00%, 2/1/07, P/R 2/1/01 @ 100                 314,192
      300,000   Olmstead County, MN, Housing &
                  Redevelopment Authority RV, USG COLL,
                  7.00%, 2/1/08, P/R 2/1/01 @ 100                 325,026
      160,000   Puerto Rico, Electric Power Authority
                  RV, Series N, USG COLL, 7.00%, 7/1/07,
                  P/R 7/1/99 @ 101.50                             169,589
      500,000   Rochester, MN, GO Bonds, 7.00%, 12/1/04           515,030
      500,000   Rochester, MN, GO Bonds, 7.00%, 12/1/05           515,030

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

    2,750,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series A, 8.30%, 11/15/07, P/R
                  11/15/99 @ 100                          $     2,962,823
    1,250,000   Saint Cloud, MN, Hospital Facilities RV,
                  St. Cloud Hospital Project, Series C,
                  AMBAC insured, 6.75%, 7/1/15, P/R
                  7/1/01 @ 102                                  1,375,175
    1,440,000   Sartell, MN, Independent SD #748, GO
                  Bonds, Capital Appreciation, Series A,
                  0.00% (6.03% effective yield), 2/1/11           645,120
      545,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Refunded Balance, Series A, 5.50%,
                  1/1/03                                          573,454
      470,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  1984 B, 7.00%, 1/1/18, P/R 1/1/98 @
                  100                                             471,363
      250,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Health Care RV, Children's
                  Hospital St. Paul, 7.15%, 12/1/05, P/R
                  12/1/99 @ 102                                   269,443
      600,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 6.10%, 2/1/03, P/R
                  2/1/01 @ 100                                    633,420
      625,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 6.20%, 2/1/04, P/R
                  2/1/01 @ 100                                    661,656
    1,000,000   St. Paul, MN, Sewer RV, Series A, 8.00%,
                  12/1/08                                       1,049,360
    1,000,000   Washington County, MN, Housing &
                  Redevelopment Authority, Jail
                  Facilities RV, 7.00%, 2/1/06, P/R
                  2/1/02 @ 100                                  1,103,510
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      940,000   Washington County, MN, Housing &
                  Redevelopment Authority, Jail
                  Facilities RV, 7.00%, 2/1/07, P/R
                  2/1/02 @ 100                            $     1,037,299
      100,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 7.00%, 2/1/05                  103,309
      250,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 7.10%, 2/1/08                  258,558
    2,340,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series 1977 A,
                  6.38%, 1/1/16                                 2,631,121
                                                          ---------------
                                                               44,301,873
                                                          ---------------
GENERAL OBLIGATION (19.7%)
    1,000,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 5.38%, 2/1/13                1,024,740
      375,000   Brooklyn Park, MN, GO Bonds, 10.00%,
                  7/1/98                                          377,040
    1,250,000   Chaska, MN, Independent SD #112, GO
                  Bonds, Series B, 5.75%, 2/1/07                1,349,585
    1,000,000   Chaska, MN, Independent SD #112, GO
                  Bonds, Series B, 5.75%, 2/1/09                1,066,320
      250,000   Commonwealth of Puerto Rico, GO Bonds,
                  6.70%, 7/1/98                                   253,790
    2,000,000   Commonwealth of Puerto Rico, GO Bonds,
                  MBIA insured, 6.25%, 7/1/11                   2,278,360
      255,000   Coon Rapids, MN, GO Bonds, Special
                  Assesment, Series B, 5.80%, 2/1/04              270,375
    2,325,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.00%, 2/1/02                  2,409,490
      400,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.20%, 2/1/04                    416,180
    1,075,000   Faribault, MN, Independent SD #656, GO
                  Bonds, 7.75%, 6/1/02                          1,227,080

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    3,250,000   Metropolitan Council, MN, GO Bonds,
                  Minneapolis-St Paul Metropolitan Area,
                  Series A, 6.00%, 12/1/02                $     3,463,753
    2,815,000   Minneapolis, MN, GO Bonds, Sales Tax
                  Revenue, 6.05%, 4/1/04                        3,046,646
    1,750,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.13%, 10/1/20                       1,744,033
    1,000,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       1,002,310
    1,010,000   Minneapolis, MN, Special SD #001, UTGO
                  Bonds, 5.75%, 2/1/09                          1,055,309
      915,000   Minneapolis, MN, Special SD #001, UTGO
                  Bonds, 5.00%, 2/1/14                            907,918
    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15        1,510,245
    1,580,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, Series A, 6.10%, 2/1/02                1,692,510
    1,400,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, Series B, 5.65%, 2/1/10                1,485,540
    1,000,000   Ramsey County, MN, GO Bonds, Capital
                  Improvements, Series A, 6.25%, 2/1/06         1,118,520
    2,000,000   Rosemount, MN, Independent SD #196, GO
                  Bonds, Capital Appreciation, Series A,
                  0.00% (5.50% effective yield), 4/1/09         1,143,560
    3,000,000   Rosemount, MN, Independent SD #196, GO
                  Bonds, Capital Appreciation, Series A,
                  0.00% (5.55% effective yield), 4/1/10         1,613,310
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    2,000,000   Rosemount, MN, Independent SD #196, GO
                  Bonds, Capital Appreciation, Series A,
                  0.00% (5.60% effective yield), 4/1/11   $     1,016,180
    1,295,000   Roseville, MN, Tax Increment RV, 5.90%,
                  2/1/04                                        1,298,367
    2,000,000   St. Cloud, MN, GO Bonds, Inverse
                  Floaters, 8.65% VR, 8/1/13                    2,232,500
    1,000,000   St. Louis Park, MN, Independent SD #283,
                  GO Bonds, 5.90%, 2/1/03                       1,047,850
    1,050,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 5.70%, 2/1/09                1,107,099
      580,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 5.80%, 2/1/11                  610,496
      235,000   Waconia, MN, GO Bonds,Water RV, 6.00%,
                  6/1/06                                          248,799
    1,000,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series B, 5.85%, 2/1/10                1,052,190
      825,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation School
                  Building Project, MBIA insured, 0.00%
                  (5.40% effective yield), 2/1/04                 628,295
    1,000,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation School
                  Building Project, MBIA insured, 0.00%
                  (5.60% effective yield), 2/1/06                 679,941
      225,000   Wright County, MN, GO Bonds, Series B,
                  5.80%, 2/1/04                                   239,229
                                                          ---------------
                                                               40,617,560
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

HEALTH CARE REVENUE (12.5%)
    2,195,000   Breckenridge, MN, Health Facilities RV,
                  Catholic Health Corp., MBIA insured,
                  5.00%, 11/15/05                         $     2,269,213
    1,190,000   Detroit Lakes, MN, Health Care
                  Facilities RV, Benedictine Health
                  Systems, St. Mary, Series G, Connie
                  Lee insured, 6.00%, 2/15/12                   1,253,855
      635,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.55%,
                  2/15/04                                         671,449
      690,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.65%,
                  2/15/05                                         735,740
      465,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.75%,
                  2/15/06                                         496,392
      425,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.10%, 5/1/00            443,318
      450,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.20%, 5/1/01            477,531
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.45%, 5/1/05            545,020
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            543,820
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      315,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, 7.00%, 7/1/99       $       328,797
    1,000,000   Fergus Falls, MN, Health Care Facilities
                  RV, Lake Region Hospital Corp.
                  Project, Series A, 6.50%, 9/1/18              1,059,770
      700,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           731,199
      365,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series C, 6.10%, 8/1/05                389,130
      450,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series C, 6.15%, 8/1/06                479,511
    1,700,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series A, 6.30%, 8/1/22              1,789,590
      550,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, HealthOne
                  Obligated Group Project, Series A,
                  MBIA insured, 7.38%, 8/15/02                    602,932
      805,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, HealthOne
                  Obligated Group Project, Series A,
                  MBIA insured, 7.40%, 8/15/11                    879,721
    2,000,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,047,540

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

    2,000,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                $     2,091,580
    1,385,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.80%, 11/15/07                     1,520,107
      965,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.88%, 11/15/08                     1,063,005
    1,400,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.90%, 11/15/09                     1,545,628
    2,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/ Mayo Medical
                  Center, Series I, 5.90%, 11/15/10             2,202,340
    1,000,000   Saint Cloud, MN, Hospital Facilities RV,
                  St. Cloud Hospital Project, Series A,
                  AMBAC insured, 5.50%, 7/1/06                  1,063,970
      500,000   St. Louis Park, MN, Hospital RV,
                  Methodist Hospital, Series A, AMBAC
                  insured, 7.00%, 7/1/00                          534,775
                                                          ---------------
                                                               25,765,933
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (2.1%)
      110,000   Becker, MN, PCR Bonds, Northern States
                  Power Co. Project, 7.25%, 12/1/05               110,300
      100,000   Fergus Falls, MN, PCR Bonds, Otter Tail
                  Power Co. Project, 5.63%, 7/1/98                100,983
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
INDUSTRIAL DEVELOPMENT REVENUE (continued)

    1,075,000   Red Wing, MN, PCR Bonds, Northern States
                  Power Co., MBIA insured, 5.70%, 5/1/03  $     1,082,869
    2,100,000   Seaway Port Authority Duluth, MN,
                  Industrial Development Dock & Wharf
                  RV, Series B, 6.80%, 5/1/12(f)                2,314,662
      615,000   St. Louis Park, MN, Commercial
                  Development RV, G & N LP Project,
                  7.00%, 6/1/06(f)                                646,586
                                                          ---------------
                                                                4,255,400
                                                          ---------------
JAIL FACILITIES REVENUE (0.5%)
    1,000,000   Saint Cloud, MN, Law Enforcement Center
                  RV, 6.20%, 2/1/05                             1,058,490
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (3.2%)
    1,150,000   Edina, MN, Housing Development RV, MFHR
                  Bonds, Edina Park Place Project,
                  Series A, FHA insured, 7.50%, 12/1/09         1,207,109
       20,000   Minneapolis, MN, Community Development
                  Agency & St. Paul Housing &
                  Redevelopment Authority RV, Joint
                  Housing Program, 9.50%, 12/1/00                  20,095
    1,225,000   Minneapolis, MN, MFHR Bonds, Chuchill
                  Project, FHA insured, 6.95%, 10/1/05          1,313,016
      875,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20                   885,518
    1,050,000   Minnesota State, HFA, MFHR Bonds, 6.38%,
                  2/1/20                                        1,063,010
      695,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           719,819
      150,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.00%, 7/1/99                              154,163

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

      160,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.10%, 7/1/00                      $       167,069
      170,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.25%, 7/1/01                              179,872
      180,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.40%, 7/1/02                              193,419
      190,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.50%, 7/1/03                              205,956
      175,000   St. Anthony, MN, MFHR RV, Autumn Woods
                  Project, Asset Guaranty Insurance Co.
                  LOC, 6.60%, 7/1/04                              190,496
      250,000   St. Paul, MN, Housing & Redevelopment
                  Authority RV, Amherst H. Wilder
                  Foundation, 6.20%, 6/1/98                       252,605
       50,000   St. Paul, MN, Housing & Redevelopment
                  Authority RV, Amherst H. Wilder
                  Foundation, 6.50%, 6/1/01                        50,597
                                                          ---------------
                                                                6,602,744
                                                          ---------------
NURSING HOME REVENUE (1.9%)
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23(f)                             518,010
      250,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Project, Series A, 8.00%, 9/1/11(f)             270,543
      500,000   Pine River, MN, Health Facilities RV,
                  Evan Lutheran Good Samaritan Project,
                  6.40%, 8/1/15                                   545,270
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
NURSING HOME REVENUE (continued)

       95,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 7.50%, 8/1/98(f)               $        96,847
      105,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 7.75%, 8/1/99                          109,866
      115,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/00                          123,586
      125,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/01                          136,995
      135,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/02                          150,198
      145,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/03                          160,798
      125,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Nursing Home Development
                  RV, Lyngblomsten Care Center Project,
                  6.50%, 12/1/97                                  125,020
    1,500,000   White Bear Lake, MN, First Mortgage,
                  Nursing Home RV, White Bear Lake Care
                  Center, 8.25%, 11/1/12(f)                     1,668,885
                                                          ---------------
                                                                3,906,018
                                                          ---------------
OTHER REVENUE (2.0%)
      750,000   Anoka County, MN, Resource Recovery RV,
                  Northern State Power Co., 7.00%,
                  12/1/03                                         799,560
      106,257   Minnesota Tax Exempt Mortgage Trust,
                  Series C, 6.77% VR, 9/1/10                      105,725

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

      400,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Heating RV, Cogeneration
                  Facilities Project, 8.30%, 11/1/04(f)   $       417,768
    2,640,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Distribution Cooling RV,
                  Series C, 8.00%, 3/1/12(f)                    2,882,299
                                                          ---------------
                                                                4,205,352
                                                          ---------------
PARKING REVENUE (1.6%)
    3,245,000   Minneapolis, MN, Temporary Package Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                        3,246,201
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (2.5%)
      915,000   Coon Rapids, MN, SFM RV, 6.15%, 9/1/09            958,398
      700,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   729,988
      140,000   Minnesota State, HFA, SFM RV, Series B,
                  6.60%, 7/1/98                                   141,760
       90,000   Minnesota State, HFA, SFM RV, Series B,
                  6.80%, 7/1/99                                    91,142
       70,000   Minnesota State, HFA, SFM RV, Series B,
                  7.00%, 7/1/01                                    70,900
      165,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/ Private Mortgages LOC, 7.05%,
                  1/1/02                                          172,592
      180,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/ Private Mortgages LOC, 7.05%,
                  7/1/02                                          188,494
       95,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/ Private Mortgages LOC, 7.30%,
                  7/1/10                                           99,530
      135,000   Minnesota State, HFA, SFM RV, Series C,
                  6.90%, 7/1/00                                   136,723
      195,000   Minnesota State, HFA, SFM RV, Series C,
                  7.00%, 7/1/01                                   197,508
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      195,000   Minnesota State, HFA, SFM RV, Series
                  D-2, remarketed 3/24/93, 5.60%, 1/1/06  $       203,921
      300,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages LOC, 7.30%, 8/1/99             309,318
      100,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages LOC, 7.40%, 2/1/00             103,527
      100,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages LOC, 7.50%, 2/1/01             103,905
      350,000   Minnesota State, HFA, SFM RV, Series G,
                  6.45%, 1/1/05                                   365,442
      700,000   St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, mandatory extraordinary
                  redemption @ 100, 3/1/07, 6.25%,
                  9/1/14                                          738,661
      485,000   Vadnais Heights, MN, SFM RV, 5.25%,
                  11/1/02                                         498,090
                                                          ---------------
                                                                5,109,899
                                                          ---------------
SPORTS FACILITIES REVENUE (2.0%)
      285,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.00%, 2/1/00(f)               293,801
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.15%, 2/1/01                  310,890
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.30%, 2/1/02                  311,241
      400,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.50%, 2/1/04                  414,940
      425,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.60%, 2/1/05                  438,532

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SPORTS FACILITIES REVENUE (continued)

      455,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.70%, 2/1/06          $       470,179
    1,445,000   Minnesota Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11(f)          1,504,852
      180,000   St. Cloud, MN, COP, 5.20%, 12/1/05                180,349
      185,000   St. Cloud, MN, COP, 5.30%, 12/1/06                185,357
      100,000   St. Cloud, MN, COP, 5.38%, 12/1/07                100,225
                                                          ---------------
                                                                4,210,366
                                                          ---------------
TAX INCREMENT REVENUE (5.5%)
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.25%, 2/1/03                        2,075,920
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.45%, 2/1/09                        2,041,300
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.35%, 2/1/13                        2,042,080
    5,500,000   Minneapolis, MN, Community Development
                  Agency, Tax Increment RV, Capital
                  Appreciation, MBIA insured, 0.00%
                  (5.00% effective yield), 9/1/04               4,082,210
    1,150,000   Minneapolis, MN, Tax Increment RV, MBIA
                  insured, 7.00%, 3/1/03                        1,158,878
                                                          ---------------
                                                               11,400,388
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

WATER & SEWER REVENUE (0.6%)
      750,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.25%,
                  3/1/15                                  $       814,013
      500,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 4.75%,
                  3/1/11                                          488,425
                                                          ---------------
                                                                1,302,438
                                                          ---------------

TOTAL MUNICIPALS (COST $193,415,067)                          203,340,321
                                                          ---------------
SHORT-TERM HOLDINGS (1.5%)
      100,000   Cottage Grove, MN, Environmental Control
                  RV, Minnesota, Mining & Manufacturing
                  LOC, 3.97% VR, 8/1/12(c)                        100,000
      500,000   Fridley, MN, IDA RV, Longview Fibre Co.,
                  Algemene Bank Netherlands-Amro Bank
                  LOC, 3.90% VR, 1/1/03(c)                        500,000
      651,862   Norwest Municipal Money Market Fund               651,862
      500,000   St. Paul, MN, Housing & Redvelopment
                  Authority, District Cooling RV, Series
                  F, Credit Local de France LOC, 3.90%
                  VR, 3/1/13(c)                                   500,000
    1,400,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Local De
                  France LOC, 3.90% VR, 12/1/12(c)              1,400,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $3,151,862)
                                                                3,151,862
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $196,566,929)
                                                          $   206,492,183
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         MINNESOTA TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (96.8%)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (1.1%)
      205,000   Savage, MN, EDA RV, Lease Revenue,
                  5.40%, 2/1/14                           $       205,357
      220,000   Savage, MN, EDA RV, Lease Revenue,
                  5.45%, 2/1/15                                   220,669
      210,000   Savage, MN, EDA RV, Lease Revenue,
                  5.50%, 2/1/16                                   210,785
                                                          ---------------
                                                                  636,811
                                                          ---------------
EDUCATION FACILITIES REVENUE (14.5%)
    1,470,000   Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.50%, 9/1/24           1,482,010
      500,000   Minnesota HEFA RV, College of St.
                  Benedict, Series 3-W, 6.00%, 3/1/07             530,260
      500,000   Minnesota HEFA RV, University of St.
                  Thomas, Series 4-M, 5.35%, 4/1/17               503,250
    2,250,000   Minnesota State HEFA RV, St. Johns
                  University, Series 4-L, 5.40%, 10/1/22        2,260,059
    3,500,000   Univesity of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        3,651,340
                                                          ---------------
                                                                8,426,919
                                                          ---------------
ELECTRIC REVENUE (10.5%)
    1,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, FSA
                  insured, 5.25%, 1/1/17                          998,750
    1,525,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series A,
                  5.00%, 1/1/21                                 1,443,047
    1,135,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  1,153,580
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   1,001,790

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)

    6,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (5.99%
                  effective yield), 1/1/24                $     1,497,840
                                                          ---------------
                                                                6,095,007
                                                          ---------------
ESCROWED IN TREASURIES (3.7%)
      200,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series A, Goldman
                  Sachs & Co. LOC, 7.00%, 9/1/11, P/R
                  9/1/01 @ 102                                    222,428
      210,000   Bloomington, MN, GO Bonds, 9.75%, 2/1/07          268,968
    1,240,000   Burnsville, MN, Hospital System RV,
                  Fairview Community Hospitals, 0.00%
                  (5.90% effective yield), 5/1/12, P/R
                  5/22/09 @ 77                                    545,612
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14, P/R 3/1/02 @ 102                      1,102,820
                                                          ---------------
                                                                2,139,828
                                                          ---------------
GENERAL OBLIGATION (21.7%)
      100,000   Bloomington, MN, GO Bonds, 9.70%, 2/1/04          127,995
      500,000   Chaska, MN, Independent SD #112, GO
                  Bonds, Series B, 6.00%, 2/1/13                  533,175
    1,000,000   Farmington, MN, , Independent SD #192,
                  GO Bonds, Series A, FSA insured,
                  5.30%, 6/1/20                                 1,000,610
    2,650,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       2,656,122
    1,000,000   Minneapolis, MN, Special SD #001, GO
                  Bonds, 5.00%, 2/1/14                            992,260

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15  $     1,510,245
    1,650,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, State Credit Enhancement
                  Program, Series B, 5.75%, 2/1/22              1,728,837
      520,000   North St. Paul Maplewood, MN,
                  Independent SD #622, GO Bonds, Series
                  A, 5.13%, 2/1/20                                516,214
    1,025,000   Stillwater, MN, GO Bonds, Series A,
                  5.38%, 2/1/21                                 1,028,957
      245,000   Waconia, MN, GO Bonds, Water RV, 6.00%,
                  6/1/07                                          258,659
    2,200,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 5.35%, 2/1/15                2,234,584
                                                          ---------------
                                                               12,587,658
                                                          ---------------
HEALTH CARE REVENUE (21.5%)
    1,435,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, 5.63%, 9/1/21               1,455,104
    1,000,000   Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health-St. Joseph's Health
                  Center, Series 1993 E, Connie Lee
                  insured, 6.00%, 2/15/20                       1,052,430
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            543,820
      500,000   Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15(f)                                      509,470
      690,000   Glencoe, MN, Hospital RV, 6.63%,
                  4/1/11(f)                                       720,753
    1,000,000   Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16                                1,021,370
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      780,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series A, 6.30%, 8/1/22        $       821,106
    1,000,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Childrens Health Care RV,
                  Series A, FSA insured, 5.70%, 8/15/16         1,036,280
      500,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, Group Health
                  Plan, Inc. Project, 6.75%, 12/1/13              548,955
      600,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, HealthOne
                  Obligated Group Project, Series A,
                  MBIA insured, 7.40%, 8/15/11                    655,692
    2,800,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      2,928,212
      115,000   Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           123,864
    1,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,078,230
                                                          ---------------
                                                               12,495,286
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (5.9%)
      630,000   Maplewood, MN, MFHR Bonds, GNMA-Hazel
                  Ridge Project, Series A, GNMA COLL,
                  5.65%, 12/1/24                                  631,802

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

      600,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20           $       607,212
      550,000   Minnesota State, HFA, Housing
                  Development RV, Series A, 6.85%,
                  2/1/07                                          581,224
      620,000   Minnesota State, HFA, MFHR Bonds, 6.38%,
                  2/1/20                                          627,682
      490,000   Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         495,807
      450,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           466,070
                                                          ---------------
                                                                3,409,797
                                                          ---------------
NURSING HOME REVENUE (3.2%)
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23(f)                             518,010
      750,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Project, Series A, 8.00%, 9/1/11(f)             811,628
      500,000   Waconia, MN, Housing & Redevelopment
                  Authority RV, The Evangelical Lutheran
                  Project, Series A, 5.85%, 6/1/06                525,215
                                                          ---------------
                                                                1,854,853
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (6.8%)
      960,000   Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/15                        1,004,045
      600,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   625,704
    1,070,000   Minnesota State, HFA, SFM RV, Series Q,
                  6.25% VR, 7/1/14                              1,111,452
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      675,000   St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, mandatory extraordinary
                  redemption @ 100, 3/1/07, 6.25%,
                  9/1/14                                  $       712,280
      490,000   Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         512,500
                                                          ---------------
                                                                3,965,981
                                                          ---------------
SPORTS FACILITIES REVENUE (3.3%)
      250,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, Series 1992, 6.40%,
                  2/1/03(f)                                       259,353
      960,000   Minnesota Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11(f)            999,764
      115,000   St. Cloud, MN, COP, 5.40%, 12/1/08                114,716
      120,000   St. Cloud, MN, COP, 5.50%, 12/1/09                119,687
      400,000   St. Cloud, MN, COP, 5.90%, 12/1/17                402,812
                                                          ---------------
                                                                1,896,332
                                                          ---------------
WATER & SEWER REVENUE (4.6%)
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 7.00%,
                  3/1/05                                        1,157,270
      500,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 4.75%,
                  3/1/11                                          488,425
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series B, 5.40%,
                  3/1/16                                        1,015,220
                                                          ---------------
                                                                2,660,915
                                                          ---------------

TOTAL MUNICIPALS (COST $53,687,177)                            56,169,387
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------
SHORT TERM HOLDINGS (3.2%)
      250,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series B, FSA
                  LOC, 4.00% VR, 2/1/09(c)                $       250,000
    1,000,000   Cottage Grove, MN, Environmental Control
                  RV, Minnesota, Mining & Manufacturing
                  LOC, 4.32% VR, 8/1/12(c)                      1,000,000
      100,000   Hennepin County, MN, RV, Series C, 4.00%
                  VR, 12/1/06(c)                                  100,000
      382,414   Norwest Municipal Money Market Fund               382,414
      100,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Local De
                  France LOC, 4.00% VR, 12/1/12(c)                100,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $1,832,414)
                                                                1,832,414
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $55,519,591)                                      $    58,001,801
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          STRATEGIC INCOME FUND
----------------------------------------------------
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                     $     1,540,067
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                                 7,738,428
          N/A   Index Non-Public Portfolio of Core Trust
                  (Delaware)(e)                                 7,768,456
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                                 4,452,860
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                                 6,164,315
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(e)                          36,878,606
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)(e)                                13,945,382
          N/A   Positive Return Portfolio of Core Trust
                  (Delaware)(e)                                24,612,090
          N/A   Schroder EM Core Portfolio(e)                     138,105

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    STRATEGIC INCOME FUND (continued)
----------------------------------------------------
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                           $       457,708
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                             911,544
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                             760,990
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                             925,294
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(e)                                20,909,004
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                          12,309,434
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $122,818,929)
                                                          $   139,512,283
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                      MODERATE BALANCED INCOME FUND
----------------------------------------------------
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                     $     8,779,612
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                                44,212,326
          N/A   Index Non-Public Portfolio of Core Trust
                  (Delaware)(e)                                44,381,836
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                                25,177,028
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                                35,216,612
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(e)                          90,076,733
          N/A   Positive Return Portfolio of Core Trust
                  (Delaware)(e)                                60,155,708
          N/A   Schroder EM Core Portfolio(e)                     776,480
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                 2,582,939
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                           5,088,646
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                           4,241,345
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                           5,260,089
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(e)                                62,709,417

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                MODERATE BALANCED INCOME FUND (continued)
----------------------------------------------------
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                     $    30,064,532
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $343,390,490)
                                                          $   418,723,303
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       GROWTH BALANCED INCOME FUND
----------------------------------------------------
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                          18,316,251
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                                92,888,081
          N/A   Index Non-Public Portfolio of Core Trust
                  (Delaware)(e)                                92,637,491
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                                52,586,704
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                                73,121,655
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(e)                          99,007,821
          N/A   Positive Return Portfolio of Core Trust
                  (Delaware)(e)                                66,124,588
          N/A   Schroder EM Core Portfolio(e)                   1,644,426
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                 5,484,726
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          10,899,715
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                           9,011,487
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          11,044,559
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                          33,102,189
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $429,574,508)
                                                          $   565,869,693
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                               INDEX FUND
----------------------------------------------------
          N/A   Index Non-Public Portfolio of Core Trust
                  (Delaware)(e)                           $   574,531,659
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $414,115,035)
                                                          $   574,531,659
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                           INCOME EQUITY FUND
----------------------------------------------------
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                           $ 1,122,779,563
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $741,334,105)
                                                          $ 1,122,779,563
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        VALUGROWTH-SM- STOCK FUND
----------------------------------------------------
COMMON STOCK (96.0%)
AMUSEMENT & RECREATION SERVICES (1.8%)
      121,673   Walt Disney Co.(d)                        $    11,551,330
                                                          ---------------
BUSINESS SERVICES (5.1%)
      327,400   Cabletron Systems, Inc.(a)                      7,530,200
      258,600   Computer Associates International, Inc.        13,463,363
       85,080   Microsoft Corp.(a)                             12,038,819
                                                          ---------------
                                                               33,032,382
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (5.4%)
      239,980   E.I. du Pont
                  de Nemours & Co.                             14,533,790
      207,000   Ecolab, Inc.                                   10,557,000
      219,300   Monsanto Co.                                    9,580,670
                                                          ---------------
                                                               34,671,460
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.1%)
      221,400   BankAmerica Corp.                              16,162,200
       79,000   Citicorp(d)                                     9,475,061
      201,680   First Union Corp.(d)                            9,831,900
      173,300   State Street Corp.                             10,311,349
                                                          ---------------
                                                               45,780,510
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.0%)
      229,300   Consolidated Natural Gas Co.                   13,843,988
      334,100   Texas Utilities Co.                            13,364,000
      346,033   USA Waste Services, Inc.(a)(d)                 11,440,717
                                                          ---------------
                                                               38,648,705
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (13.0%)
      412,970   American Power Conversion Corp.(a)(d)          12,543,965
      221,312   Emerson Electric Co.                           12,172,161
       91,400   General Electric Co.                            6,740,750
      211,274   Honeywell, Inc.                                13,838,447
      123,400   Intel Corp.                                     9,578,924

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       94,900   Motorola, Inc.                            $     5,966,837
      258,700   Philips Electronics N.V.(d)                    17,332,900
      143,600   Telefonaktiebolaget LM Ericsson, Series
                  B, Sponsored ADR                              5,806,826
                                                          ---------------
                                                               83,980,810
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(6.0%)
      139,280   Gillette Co.(d)                                12,857,286
      380,101   Newell Co.                                     15,512,831
      242,500   Parker-Hannifin Corp.                          10,791,250
                                                          ---------------
                                                               39,161,367
                                                          ---------------
FEDERAL AGENCIES & INSTRUMENTALITIES (2.2%)
      271,200   FNMA                                           14,322,751
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.9%)
      140,900   Coca-Cola Co.                                   8,806,250
      434,000   PepsiCo, Inc.                                  16,003,750
      175,000   Procter & Gamble Co.                           13,354,688
                                                          ---------------
                                                               38,164,688
                                                          ---------------
GENERAL MERCHANDISE STORES (2.2%)
      129,500   May Department Stores Co.                       6,960,624
      154,100   Sears Roebuck and Co.                           7,059,705
                                                          ---------------
                                                               14,020,329
                                                          ---------------
HEALTH SERVICES (0.8%)
      197,600   Vencor, Inc.(a)(d)                              4,793,328
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.9%)
      137,800   Franklin Resources, Inc.                       12,384,774
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.6%)
      162,900   Black & Decker Corp.(d)                         5,986,575
      176,150   Cisco Systems Inc.(a)                          15,192,937
      291,300   Culligan Water Technologies, Inc.(a)           13,072,088
      378,300   Dresser Industries, Inc.(d)                    14,138,962
      462,800   EMC Corp.(a)(d)                                14,028,625
                                                          ---------------
                                                               62,419,187
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

INSURANCE CARRIERS (3.4%)
       94,025   American International Group, Inc.        $     9,478,895
      172,400   Chubb Corp.                                    12,229,626
                                                          ---------------
                                                               21,708,521
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (6.7%)
      136,480   Baxter International, Inc.(d)                   6,909,302
      213,800   Becton, Dickinson & Co.(d)                     11,024,063
      248,405   Thermo Electron Corp.(a)(d)                     9,144,410
      215,800   Xerox Corp.(d)                                 16,764,963
                                                          ---------------
                                                               43,842,738
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
      252,100   Mattel, Inc.(d)                                10,099,757
                                                          ---------------
OIL & GAS EXTRACTION (2.0%)
      159,600   Schlumberger, Ltd.                             13,137,075
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.0%)
      251,600   Kimberly-Clark Corp.                           13,098,924
                                                          ---------------
PERSONAL SERVICES (2.4%)
      371,200   H & R Block, Inc.                              15,219,199
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (3.7%)
      152,700   Chevron Corp.(d)                               12,244,631
      167,199   Mobil Corp.                                    12,027,951
                                                          ---------------
                                                               24,272,582
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (3.6%)
       93,800   American Home Products Corp.                    6,554,274
      110,330   Johnson & Johnson                               6,943,894
      103,700   Merck & Co., Inc.                               9,806,131
                                                          ---------------
                                                               23,304,299
                                                          ---------------
REAL ESTATE INVESTMENT TRUST (2.6%)
      149,500   Beacon Properties Corp.                         6,727,500
      330,700   Patriot American Hospitality, Inc.(d)          10,334,374
                                                          ---------------
                                                               17,061,874
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.0%)
      259,500   Gentex Corp.(a)(d)                              6,422,624
                                                          ---------------

TOTAL COMMON STOCK (COST $457,988,328)                        621,099,214
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------
SHORT-TERM HOLDINGS (4.0%)
   13,088,922   Dreyfus Cash Management Fund              $    13,088,922
   13,087,483   Institutional Funds Group, TempFund Fund       13,087,483
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $26,176,405)
                                                               26,176,405
                                                          ---------------
WARRANTS (0.0%)
           28   Jan Bell Marketing, Inc.                                0
                                                          ---------------

TOTAL WARRANTS (COST $0)                                                0
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $484,164,733)
                                                          $   647,275,619
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         DIVERSIFIED EQUITY FUND
----------------------------------------------------
          N/A   Disciplined Growth Portfolio(e)           $    71,801,162
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                               370,193,629
          N/A   Index Non-Public Portfolio of Core Trust
                  (Delaware)(e)                               368,747,478
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                               204,918,635
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                               290,052,478
          N/A   Schroder EM Core Portfolio(e)                   6,291,522
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                21,290,660
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          41,881,556
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          34,192,208
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          43,334,636
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $999,291,380)
                                                          $ 1,452,703,964
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                           GROWTH EQUITY FUND
----------------------------------------------------
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                           $   273,264,884
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                               353,507,583

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     GROWTH EQUITY FUND (continued)
----------------------------------------------------
          N/A   Schroder EM Core Portfolio(e)             $     8,370,654
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                52,161,777
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                         103,718,645
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          83,874,406
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                         106,854,662
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $764,347,239)
                                                          $   981,752,611
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        LARGE COMPANY GROWTH FUND
----------------------------------------------------
          N/A   Large Company Portfolio of Core Trust
                  (Delaware)(e)                           $   165,465,018
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $112,064,379)
                                                          $   165,465,018
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        SMALL COMPANY STOCK FUND
----------------------------------------------------
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                     $   223,635,780
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $216,195,430)
                                                          $   223,635,780
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        SMALL COMPANY GROWTH FUND
----------------------------------------------------
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                     $   724,618,197
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $637,672,948)
                                                          $   724,618,197
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                      SMALL CAP OPPORTUNITIES FUND
----------------------------------------------------
          N/A   Schroder U.S. Smaller Companies
                  Portfolio(e)                            $   180,110,438
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $164,445,598)
                                                          $   180,110,438
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                          CONTRARIAN STOCK FUND
----------------------------------------------------
COMMON STOCK (89.3%)
APPAREL & ACCESSORY STORES (5.2%)
       10,900   Limited, Inc.                             $       262,281
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.6%)
        9,800   Hartmarx Corp.(a)                                  79,625
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (5.7%)
          800   Dow Chemical Co.                                   79,000
        2,300   Pharmacia & Upjohn, Inc.                           77,625
        6,400   Wellman, Inc.                                     135,600
                                                          ---------------
                                                                  292,225
                                                          ---------------
COAL MINING (0.7%)
        4,000   Pittston Minerals Group                            36,500
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(3.0%)
       10,500   Material Sciences Corp.(a)                        154,218
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.4%)
       16,200   Chiquita Brands International, Inc.(d)            274,387
                                                          ---------------
GENERAL MERCHANDISE STORES (3.8%)
        1,700   Dilliards, Inc.                                    62,156
        3,300   Wal-Mart Stores, Inc.                             131,794
                                                          ---------------
                                                                  193,950
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
       23,800   Mesabi Trust                                       92,225
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.6%)
        5,800   Bombay Co., Inc.(a)                                30,088
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.0%)
        6,000   Ampco Pittsburgh Corp.                            114,000
        6,200   Gerber Scientific, Inc.                           124,000
        7,000   McDermott International, Inc.                     220,500
                                                          ---------------
                                                                  458,500
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.0%)
        3,700   Flowserve Corp.                                    99,438
                                                          ---------------
METAL MINING (2.9%)
        8,000   Cyprus Amax Minerals Co.(d)                       146,500
                                                          ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (1.6%)
        8,000   Dravo Corp.(a)                                     79,500
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.3%)
        3,100   Werner Enterprises, Inc.                           66,263
                                                          ---------------
PAPER & ALLIED PRODUCTS (6.2%)
        3,700   Bowater, Inc.                                     166,038
        2,400   Champion International Corp.                      128,550

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PAPER & ALLIED PRODUCTS (continued)

          400   Consolidated Papers, Inc.                 $        21,550
                                                          ---------------
                                                                  316,138
                                                          ---------------
PAPER & FOREST PRODUCTS (2.1%)
        8,200   Abitibi-Consolidated, Inc.                        106,600
                                                          ---------------
PRIMARY METAL INDUSTRIES (24.1%)
        8,500   Alcan Aluminum Ltd.                               228,968
        8,800   Alumax, Inc.(a)                                   276,650
       24,000   Armco, Inc.(a)                                    127,500
        1,900   Asarco, Inc.                                       47,262
        9,500   Bethlehem Steel Corp.(a)                           97,375
        7,606   Inland Steel Industries, Inc.(d)                  145,465
       11,500   LTV Corp.                                         127,938
        5,600   USX-US Steel Group, Inc.(d)                       175,350
                                                          ---------------
                                                                1,226,508
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.2%)
        2,000   Lafarge Corp.                                      59,750
                                                          ---------------
TEXTILE MILL PRODUCTS (5.3%)
        5,300   Albany International Corp.                        128,856
        3,600   Burlington Industries, Inc.(a)                     52,200
       11,100   Cone Mills Corp.(a)                                87,413
                                                          ---------------
                                                                  268,469
                                                          ---------------
TRANSPORTATION SERVICES (3.8%)
        5,300   Ryder System, Inc.                                192,456
                                                          ---------------
TRUCKING (0.5%)
          800   Teekay Shipping Corp.                              26,000
                                                          ---------------
WATER TRANSPORTATION (1.5%)
        2,500   Knightsbridge Tankers Ltd.                         76,250
                                                          ---------------
TOTAL COMMON STOCK (COST $3,893,497)                            4,537,871
                                                          ---------------
SHORT-TERM HOLDINGS (10.7%)
      277,213   Dreyfus Treasury Cash Management Fund             277,214
      268,668   Institutional Funds Group, TempFund Fund          268,668
                                                          ---------------
SHORT-TERM HOLDINGS (COST $545,882)                               545,882
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $4,439,379)
                                                          $     5,083,753
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                           INTERNATIONAL FUND
----------------------------------------------------
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                           $   231,251,287
          N/A   Schroder EM Core Portfolio(e)                   7,119,266
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $222,300,067)
                                                          $   238,370,553
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                 NOVEMBER 30, 1997

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on November 30, 1997.

(d) Part or all of this investment on loan, see Note 6 of Notes to Financial Statements.

(e) The Funds have invested in a joint repurchase agreement. The following represents the collateral on the BancAmerica Robertson Stephens joint repurchase agreement: Collateralized by $22,460,000 FNMA Discount Notes, 5.53%, 1998; $26,280,000 FFCB Discount Notes, 5.40% to 5.58%, 1998 and
    $153,000,000 FHLB Discount Notes, 5.54% to 5.58%, 1998.

(f) The Funds have invested in a joint repurchase agreement. The following represents the collateral on the Bear, Stearns & Co., Inc. joint repurchase agreement: Collateralized by multiple UST Strips, 0%, 2/15/01 - 8/15/04, Par $65,000,000.

(g) The following percentages represents each Fund's investments in their respective Portfolio's as of November 30, 1997:

                                                               TOTAL
                                      STABLE                   RETURN    STRATEGIC   MODERATE    GROWTH                INCOME
                                      INCOME    DIVERSIFIED     BOND      INCOME     BALANCED   BALANCED    INDEX      EQUITY
                                       FUND      BOND FUND      FUND       FUND        FUND       FUND       FUND       FUND
                                     --------   -----------   --------   ---------   --------   --------   --------   --------
Positive Return Bond Portfolio.....       N/A     27.93%           N/A    11.76%      28.73%     31.58%         N/A        N/A
Stable Income Portfolio............    61.73%        N/A           N/A     9.57%      28.70%        N/A         N/A        N/A
Managed Fixed Income Portfolio.....       N/A     27.95%           N/A    11.76%      28.72%     31.57%         N/A        N/A
Total Return Bond Portfolio........       N/A        N/A       100.00%       N/A         N/A        N/A         N/A        N/A
Index Portfolio....................       N/A        N/A           N/A     0.71%       4.08%      8.51%      52.80%        N/A
Income Equity Portfolio............       N/A        N/A           N/A     0.47%       2.70%      5.67%         N/A     68.53%
Large Company Growth Portfolio.....       N/A        N/A           N/A     0.67%       3.81%      7.92%         N/A        N/A
Small Company Stock Portfolio......       N/A        N/A           N/A     0.21%       1.19%      2.53%         N/A        N/A
Small Company Growth Portfolio.....       N/A        N/A           N/A     0.10%       0.57%      1.23%         N/A        N/A
Small Company Value Portfolio......       N/A        N/A           N/A     0.55%       3.14%      6.60%         N/A        N/A
International Portfolio............       N/A        N/A           N/A     0.56%       3.18%      6.64%         N/A        N/A
Strategic Value Bond Portfolio.....       N/A     27.47%           N/A    11.55%      28.21%     31.06%         N/A        N/A
Disciplined Growth Portfolio.......       N/A        N/A           N/A     1.50%       8.52%     17.78%         N/A        N/A
Small Cap Value Portfolio..........       N/A        N/A           N/A     0.55%       3.12%      6.62%         N/A        N/A
Schroder U.S. Smaller Companies
  Portfolio........................       N/A        N/A           N/A       N/A         N/A        N/A         N/A        N/A
Schroder Global Growth Portfolio...       N/A        N/A           N/A       N/A         N/A        N/A         N/A        N/A
Schroder EM Core Portfolio.........       N/A        N/A           N/A     0.57%       3.19%      6.76%         N/A        N/A
Money Market Portfolio.............       N/A        N/A           N/A     0.68%         N/A        N/A         N/A        N/A

                                                               LARGE      SMALL      SMALL         SMALL
                                     DIVERSIFIED    GROWTH    COMPANY    COMPANY    COMPANY         CAP
                                       EQUITY       EQUITY     GROWTH     STOCK      GROWTH    OPPORTUNITIES   INTERNATIONAL
                                        FUND         FUND       FUND       FUND       FUND         FUND             FUND
                                     -----------   --------   --------   --------   --------   -------------   --------------
Positive Return Bond Portfolio.....       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Stable Income Portfolio............       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Managed Fixed Income Portfolio.....       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Total Return Bond Portfolio........       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Index Portfolio....................    33.90%          N/A        N/A        N/A        N/A          N/A              N/A
Income Equity Portfolio............    22.59%          N/A        N/A        N/A        N/A          N/A              N/A
Large Company Growth Portfolio.....    31.41%       38.28%     17.92%        N/A        N/A          N/A              N/A
Small Company Stock Portfolio......     9.61%       23.58%        N/A     62.88%        N/A          N/A              N/A
Small Company Growth Portfolio.....     4.72%       11.69%        N/A        N/A     81.68%          N/A              N/A
Small Company Value Portfolio......    25.88%       63.83%        N/A        N/A        N/A          N/A              N/A
International Portfolio............    25.88%       34.51%        N/A        N/A        N/A          N/A           29.21%
Strategic Value Bond Portfolio.....       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Disciplined Growth Portfolio.......    69.71%          N/A        N/A        N/A        N/A          N/A
Small Cap Value Portfolio..........    25.69%       62.92%        N/A        N/A        N/A          N/A              N/A
Schroder U.S. Smaller Companies
  Portfolio........................       N/A          N/A        N/A        N/A        N/A       81.59%              N/A
Schroder Global Growth Portfolio...       N/A          N/A        N/A        N/A        N/A          N/A              N/A
Schroder EM Core Portfolio.........    25.85%       34.38%        N/A        N/A        N/A          N/A           29.25%
Money Market Portfolio.............       N/A          N/A        N/A        N/A        N/A          N/A              N/A

                                                                    [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

(f) These securities have been determined to be illiquid. In the absence of market value, the securities are valued based upon their face value determined under procedures approved by the Board of Trustees. A Fund may make investments in an amount up to 10% of the value of the Fund's net assets in such securities. The date of acquisition, acquisition cost and carry value per unit as follows:

                                          ACQUISITION   ACQUISITION    CARRY VALUE
SECURITY DESCRIPTION                          DATE          COST        PER UNIT
----------------------------------------  ------------  ------------  -------------
LIMITED TERM TAX-FREE FUND:
Boise City, ID, HFA RV, 5.25%, 2/1/02...      2/20/97    $1,200,000     $ 100.774
County of Westchester, NY, IDA RV,
  5.75%, 1/1/02.........................      3/31/97       840,000       103.374
Philadelphia, PA, IDA RV, 6.13%,
  2/15/03...............................      12/5/96       556,281       102.872
San Antonio, TX, HEFA, 6.50%, 11/1/01...     10/14/96       355,000       103.589
San Antonio, TX, HEFA, 6.50%, 11/1/01...       2/7/97       502,500       103.589
TAX-FREE FUND:
Denver, CO, Urban Renewal Authority, Tax
  Increment RV, 9.13%, 9/1/17...........       6/3/94     3,245,310       118.582
Denver, CO, Urban Renewal Authority, Tax
  Increment RV, 9.13%, 9/1/17...........     11/21/95     2,408,186       118.582
Fairfax County, VA, Redevelopment &
  Housing Authority, 7.60%, 10/1/36.....     10/16/96     3,000,000       107.243
Illinois Development Financial Authority
  RV, Series A, 7.88%, 7/1/20...........     11/26/97     1,800,000       122.015
Illinois Development Financial Authority
  RV, Series A, 7.88%, 7/1/20...........     11/26/97     1,000,000       111.206
Illinois Health Facilities Authority RV,
  Series A, 9.25%, 7/1/24...............     10/22/96     1,245,406       119.643
Northern Metropolitan District, CO, GO
  Bonds RV, 6.50%, 12/1/16..............     10/14/97     1,000,000       101.305
New Bedford, MA, IDA RV, Series 1982,
  7.42%, 7/1/02.........................      6/19/92       590,000       101.169
San Antonio, TX, HEFA, 7.13%, 11/1/15...      2/22/96     4,180,000       108.632
South Dakota State, HEFA RV, 7.30%,
  4/1/16................................      4/15/94     1,750,000       117.920
South Dakota State, HEFA RV, 7.30%,
  4/1/16................................      11/8/95     1,848,875       117.920
COLORADO TAX-FREE FUND:
Northern Metropolitan District, CO, GO
  Bonds, 6.50%, 12/1/16.................     10/14/97     1,000,000       101.305
Centennial, CO, Water & Sanitation
  District RV, Series A, 5.13%,
  12/1/17...............................     10/22/97     1,687,228        99.801
MINNESOTA INTERMEDIATE TAX-FREE FUND
Duluth, MN, Gross RV, 6.00%, 2/1/00.....      7/23/92       285,000       103.088
Glencoe, MN, Electric RV, 10.00,
  5/1/98................................      3/23/84       400,000       102.531
Minneapolis, MN, Health Care Facilities
  RV, Series A, 7.20%, 7/1/23...........       7/6/95       495,525       103.602
Minnesota State, HEFA RV, Series 2-X,
  8.50%, 10/1/05........................      8/14/95     1,350,675       105.695
Minnesota Iron Range Resources &
  Rehabilitation Gross RV, 7.25%,
  10/1/11...............................      6/27/96     1,445,000       104.142
Moorhead, MN, EDA, Series A, 8.00%,
  9/1/11................................      7/30/96       267,063       108.217
Seaway Port Authority Duluth, MN,
  Industrial Development Dock & Wharf
  RV,
  Series B, 6.80%, 5/1/12...............      6/18/97       873,920       110.222
Seaway Port Authority Duluth, MN,
  Industrial Development Dock & Wharf
  RV,
  Series B, 6.80%, 5/1/12...............      5/20/92     1,300,000       110.222
Spring Park, MN, Health Care Facilities
  RV, 7.50%, 8/1/98.....................      8/20/91        95,000       101.944
St. Paul, MN, Distribution Cooling
  RV,Series C, 8.00%, 3/1/12............     10/15/91     2,640,000       109.178
St. Paul, MN, Heating RV, 8.30%,
  11/1/04...............................     11/14/89     1,687,228       104.442
St. Louis Park, MN, Commercial
  Development RV, 7.00%, 6/1/06.........      6/15/92       615,000       105.136
White Bear Lake, MN, Nursing Home RV,
  8.25%, 11/1/12........................      9/27/95     1,621,575       111.259
MINNESOTA TAX-FREE FUND:
Duluth, MN, Gross RV, Series 1992,
  6.40%, 2/1/03.........................      7/23/92       250,000       103.741
Glencoe, MN, Hospital RV, 6.63%,
  4/1/11................................      7/25/96       685,142       104.457
Glencoe, MN, Health Care RV, 6.40%,
  12/1/15...............................       3/4/97       489,285       101.894
Minneapolis, MN, Health Care Facilities
  RV, Series A, 7.20%, 7/1/23...........       7/6/95       495,525       103.602
Minnesota Iron Range Resources &
  Rehabilitation Gross RV, 7.25%,
  10/1/11...............................      6/27/96       960,000       104.142
Moorhead, MN, EDA, Series A, 8.00%,
  9/1/11................................      7/30/96       801,188       108.217

                                                                    [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                 ABBREVIATIONS

ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
AMBS      Agriculture Mortgage Backed Securities
BIG       Bond Insurance Group
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
P/R       Prerefunded
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RV        Revenue Bonds
SD        School District
SFM       Single Family Mortgage
TVA       Tennessee Valley Authority
USG       U.S. Governments
UTGO      Unlimited Tax General Obligation
VA        Veterans'
VR        Variable Rate

See Notes to Financial Statements.

                                                                    [LOGO]

                        NORWEST ADVANTAGE PERFORMA FUNDS
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997

                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                         PERFORMA SMALL CAP VALUE FUND
                          PERFORMA GLOBAL GROWTH FUND

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                     PERFORMA
                                                     STRATEGIC     PERFORMA      PERFORMA      PERFORMA
                                                       VALUE      DISCIPLINED    SMALL CAP      GLOBAL
                                                     BOND FUND    GROWTH FUND   VALUE FUND    GROWTH FUND
                                                    -----------  -------------  -----------  -------------
ASSETS:
  Investments (Note 2)
    Investments at cost...........................   $1,796,253   $ 2,581,594    $ 941,502     $ 346,756
    Net unrealized appreciation (depreciation)....      17,152        (20,458)     (33,345)      (12,208)
                                                    -----------  -------------  -----------  -------------
TOTAL INVESTMENTS AT VALUE........................   1,813,405      2,561,136      908,157       334,548

  Interest, dividends and other receivables.......           -            115            -             -
  Receivable for Fund shares issued...............           -         40,100            -             -
  Receivable from other related parties...........           -              -          222           352
  Organization Costs, net of amortization (Note
    2)............................................       3,364          3,364        3,364         3,364
                                                    -----------  -------------  -----------  -------------
TOTAL ASSETS......................................   1,816,769      2,604,715      911,743       338,264
                                                    -----------  -------------  -----------  -------------

LIABILITIES:
  Accrued expenses & other liabilities............       4,497          3,559        3,364         3,364
                                                    -----------  -------------  -----------  -------------
TOTAL LIABILITIES.................................       4,497          3,559        3,364         3,364
                                                    -----------  -------------  -----------  -------------
NET ASSETS........................................   $1,812,272   $ 2,601,156    $ 908,379     $ 334,900
                                                    -----------  -------------  -----------  -------------
                                                    -----------  -------------  -----------  -------------

COMPONENTS OF NET ASSETS:
  Paid-in capital.................................   $1,791,993   $ 2,638,120    $ 963,094     $ 350,020
  Undistributed (distributions in excess) net
    investment income (loss)......................       1,759          1,361         (409)           52
  Accumulated net realized gain (loss) from
    investments sold..............................       1,368        (17,867)     (20,961)       (2,964)
  Net unrealized appreciation (depreciation) from
    investments...................................      17,152        (20,458)     (33,345)      (12,208)
                                                    -----------  -------------  -----------  -------------
NET ASSETS........................................   $1,812,272   $ 2,601,156    $ 908,379     $ 334,900
                                                    -----------  -------------  -----------  -------------
                                                    -----------  -------------  -----------  -------------
SHARES OF BENEFICIAL INTEREST.....................     179,517        273,227       97,713        35,890

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER
 SHARE (NET ASSETS  DIVIDED BY SHARES OF
 BENEFICIAL INTEREST).............................   $   10.10    $      9.52    $    9.30     $    9.33

                                                                    [LOGO]
See Notes to Financial Statements.

  STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                       PERFORMA          PERFORMA          PERFORMA          PERFORMA
                                                       STRATEGIC        DISCIPLINED        SMALL CAP          GLOBAL
                                                    VALUE BOND FUND     GROWTH FUND       VALUE FUND        GROWTH FUND
                                                    ---------------   ---------------   ---------------   ---------------
                                                    FOR THE PERIOD OCTOBER 15, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                                              NOVEMBER 30, 1997
INVESTMENT INCOME
  Interest income.................................     $ 13,134          $    457          $    230          $    378
  Dividend income.................................            -             4,013               781               165
  Net expenses allocated from Core Trust and
    Schroder Core (Note 1)........................       (1,158)           (2,366)           (1,091)             (288)
                                                    ---------------   ---------------   ---------------   ---------------
TOTAL INCOME......................................       11,976             2,104               (80)              255
                                                    ---------------   ---------------   ---------------   ---------------
EXPENSES
  Investment advisory (Note 3)....................            -                 -                 -                85
  Administration (Note 3).........................           49                59                26                 8
  Management (Note 3).............................           49                59                26                 8
  Transfer Agent (Note 3).........................          489               592               260                85
  Accounting (Note 3).............................        1,548             1,548             1,548             1,548
  Registration....................................       14,271            14,271            14,471            14,271
  Audit...........................................        3,250             3,250             3,250             3,250
  Amortization of organization costs (Note 2).....          116               116               116               116
  Miscellaneous...................................          100                 7                 7                 7
                                                    ---------------   ---------------   ---------------   ---------------
TOTAL EXPENSES....................................       19,872            19,902            19,704            19,378

  FEES WAIVED AND EXPENSES REIMBURSED (Note 5)....      (19,252)          (19,159)          (19,375)          (19,175)
                                                    ---------------   ---------------   ---------------   ---------------
NET EXPENSES......................................          620               743               329               203
                                                    ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)......................       11,356             1,361              (409)               52
                                                    ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS OF CORE TRUST:
Net Realized Gain (Loss) from Investments of Core
 Trust and Schroder Core..........................        1,368           (17,867)          (20,961)           (2,964)
                                                    ---------------   ---------------   ---------------   ---------------
Net Change in Unrealized Appreciation
 (Depreciation) from Investments of Core Trust and
 Schroder Core....................................       17,152           (20,458)          (33,345)          (12,208)
                                                    ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS OF CORE TRUST........................       18,520           (38,325)          (54,306)          (15,172)
                                                    ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $ 29,876          $(36,964)         $(54,715)         $(15,120)
                                                    ---------------   ---------------   ---------------   ---------------
                                                    ---------------   ---------------   ---------------   ---------------

                                                                    [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                      PERFORMA                                  PERFORMA
                                                     STRATEGIC       PERFORMA      PERFORMA      GLOBAL
                                                       VALUE       DISCIPLINED    SMALL CAP      GROWTH
                                                     BOND FUND     GROWTH FUND    VALUE FUND      FUND
                                                    ------------   ------------   ----------   ----------
NET ASSETS--OCTOBER 15, 1997 (COMMENCEMENT OF
 OPERATIONS)......................................   $       10    $        10     $     10     $     10
                                                    ------------   ------------   ----------   ----------

OPERATIONS
  Net investment income (loss)....................       11,356          1,361         (409)          52
  Net realized gain (loss) from investments.......        1,368        (17,867)     (20,961)      (2,964)
  Net change in unrealized appreciation
    (depreciation) from investments...............       17,152        (20,458)     (33,345)     (12,208)
                                                    ------------   ------------   ----------   ----------
                                                         29,876        (36,964)     (54,715)     (15,120)
                                                    ------------   ------------   ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................       (9,597)             -            -            -
                                                    ------------   ------------   ----------   ----------

CAPITAL SHARE TRANSACTIONS
  Sale of Shares..................................    1,797,948      3,988,410      963,084      350,010
  Reinvestment of distributions...................        5,035              -            -            -
  Redemption of Shares............................      (11,000)    (1,350,300)           -            -
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS.....................................    1,791,983      2,638,110      963,084      350,010
                                                    ------------   ------------   ----------   ----------
NET ASSETS--NOVEMBER 30, 1997.....................   $1,812,272    $ 2,601,156     $908,379     $334,900
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------
SHARE TRANSACTIONS
  Sale of Shares..................................      180,521        408,257       97,713       35,890
  Reinvestment of distributions...................           87              -            -            -
  Redemption of Shares............................       (1,091)      (135,030)           -            -
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) IN SHARES.................      179,517        273,227       97,713       35,890
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------

                                                                    [LOGO]
See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period:

                                                      PERFORMA
                                                      STRATEGIC       PERFORMA        PERFORMA        PERFORMA
                                                        VALUE        DISCIPLINED      SMALL CAP        GLOBAL
                                                      BOND FUND      GROWTH FUND     VALUE FUND      GROWTH FUND
                                                    -------------  ---------------  -------------  ---------------
                                                                FOR THE PERIOD ENDED NOVEMBER 30, 1997
                                                    --------------------------------------------------------------
Net Asset Value, Beginning of Period(a)...........    $   10.00       $   10.00       $   10.00       $   10.00
                                                         ------         -------     -------------       -------

Investment Operations
  Net Investment Income (Loss)....................         0.12               -               -               -
  Net Realized and Unrealized Gain (Loss) on
    Investments...................................         0.04           (0.48)          (0.70)          (0.67)
                                                         ------         -------     -------------       -------
Total from Investment Operations..................         0.16           (0.48)          (0.70)          (0.67)
                                                         ------         -------     -------------       -------

Distributions From:
  Net Investment Income...........................        (0.06)              -               -               -
                                                         ------         -------     -------------       -------
Net Asset Value, End of Period....................    $   10.10       $    9.52       $    9.30       $    9.33
                                                         ------         -------     -------------       -------
                                                         ------         -------     -------------       -------

Total Return(b)(c)................................         1.55%          (4.80)%         (7.00)%         (6.70)%

Ratio/Supplementary Data
  Net Assets at End of Period (000's omitted).....    $   1,812       $   2,601       $     908       $     335

Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of
    fees(d)(e)....................................         0.91%           1.31%           1.37%           1.45%
  Expenses excluding reimbursement/waiver of
    fees(d)(e)....................................        10.80%           9.46%          20.05%          63.51%
  Net investment income (loss) including
    reimbursement/ waiver of fees(d)(e)...........         5.81%           0.57%          (0.39)%          0.15%
Average Commission Rate Per Share(f)..............          N/A       $  0.0587       $  0.0583       $  0.0444
Portfolio Turnover Rate(g)........................        75.17%           7.11%          25.08%           9.40%

(a) See Notes to Financial Statements for commencement of operations.

(b) Not Annualized.

(c) Total return would have been lower had certain expenses not been reduced during the period shown (Note 5).

(d) Annualized.

(e) Includes expenses allocated from the Funds corresponding Portfolios.

(f) Amount represents average commission per share paid to brokers by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover represents the rate of portfolio activity.

                                                                    [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-five separate investment portfolios. These financial statements relate to four of those portfolios, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund (each a "Fund" and collectively the "Funds"), each of which is a diversified portfolio. The Funds commencement of operations was October 15, 1997. The Trust has an unlimited number of authorized shares of beneficial interest.

MASTER-FEEDER ARRANGEMENT--Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in separate diversified portfolios of Core Trust (Delaware) ("Core Trust") and Schroder Capital Funds ("Schroder Core") which has the same investment objectives and substantially similar investment policies as the Fund. Core Trust and Schroder Core are registered as open-end management investment companies. Performa Strategic Value Bond Fund invest all its assets in Strategic Value Bond Portfolio of Core Trust, Performa Disciplined Growth Fund invests all its assets in Disciplined Growth Portfolio of Core Trust, Performa Small Cap Value Fund invests all its asset in Small Cap Value Portfolio of Core Trust and Performa Global Growth Fund invests all its assets in Schroder Global Growth Portfolio of Schroder Core (each a "Portfolio" and collectively the "Portfolios"). Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund. The Funds account for their investment in the corresponding Portfolios as partnership investments and records daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are in this report and should be read in conjunction with the Fund's financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represents significant accounting policies of the Funds:

SECURITY VALUATION--The Trust determines the net asset value per share of each Fund as of close of the regular trading day on the New York Stock Exchange on each Fund business day. The Trust records its investment in the Portfolios at value. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statements of Core Trust and Schroder Core which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES--The Trust records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends of net investment income are declared and paid monthly in the case of Performa Strategic Value Bond Fund and declared and paid annually in the case of all other Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS--Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes.

ORGANIZATIONAL COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--Each Fund currently invests all of their assets in a corresponding Portfolio, which retains Norwest Investment Management, Inc. ("Adviser"), formerly a part of and effective June 1, 1997, a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest") to act as the investment adviser of each Core Portfolio other than Schroder Global Growth Portfolio and each Fund. Norwest is a subsidiary of Norwest Corporation. See Notes to the Financial Statements of Core Trust and Schroder Core. Pursuant to a separate agreement, Norwest receives a fee with respect to Performa Global Growth Fund at a rate of 0.25% of the Fund's average daily net assets.

MANAGEMENT AND ADMINISTRATIVE--Forum Financial Services, Inc. ("FFSI") and Forum Administrative Services, LLC ("FAS") serve as the manager and administrator to the Funds. For their services FFSI and FAS each receive a fee at an annual rate of 0.025% of the Fund's average daily net assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For its services Norwest receives a fee at an annual rate of 0.25% of Fund's average daily net assets.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, provides portfolio accounting services to each Fund pursuant to a separate agreement.

 NOTE 4. SECURITIES TRANSACTIONS

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of November 30, 1997 were as follows:

                                                                                       NET
                                                      UNREALIZED     UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                          ---------  -------------  ------------  -------------
Performa Strategic Value Bond Fund......  $1,796,253   $  43,995     $  (26,843)    $  17,152
Performa Disciplined Growth Fund........  2,581,594      325,484       (345,942)      (20,458)
Performa Small Cap Value Fund...........    941,502      121,104       (154,449)      (33,345)
Performa Global Growth Fund.............    346,756       30,391        (42,599)      (12,208)

 NOTE 5. FEES WAIVED AND EXPENSE REIMBURSED

Norwest, FFSI and FAS have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Portfolios so that total expenses would not exceed certain expense limitations established for each Portfolio. Norwest, FFSI and FAS at their discretion, may revise or discontinue the voluntarily fee waivers and expense reimbursements at any time. For the period ended November 30, 1997, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                        FEES WAIVED                  EXPENSES      TOTAL FEES
                                          ---------------------------------------   REIMBURSED     WAIVED AND
                                                        TRANSFER                   -------------    EXPENSES
                                            ADVISER       AGENT       FAS/FFSI         FFSI        REIMBURSED
                                          -----------  -----------  -------------  -------------  -------------
Performa Strategic Value Bond Fund......   $       -    $     489     $      98      $  18,665      $  19,252
Performa Disciplined Growth Fund........           -          592           118         18,449         19,159
Performa Small Cap Value Fund...........           -          260            52         19,063         19,375
Performa Global Growth Fund.............          85           81            16         18,993         19,175

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                      PERFORMA STRATEGIC VALUE FUND
----------------------------------------------------
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)                        $     1,813,405
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $1,796,253)                                       $     1,813,405
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                    PERFORMA DISCIPLINED GROWTH FUND
----------------------------------------------------
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)                        $     2,561,136
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $2,581,594)                                       $     2,561,136
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                      PERFORMA SMALL CAP VALUE FUND
----------------------------------------------------
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)                              $       908,157
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $941,502)                $       908,157
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       PERFORMA GLOBAL GROWTH FUND
----------------------------------------------------
          N/A   Schroder Global Growth Portfolio of
                  Schroder Capital Funds                  $       334,548
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $346,756)                $       334,548
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

As of November 30, 1997, Performa Strategic Value Bond Fund investment in Strategic Value Bond Portfolio of Core Trust represents 1.70% of the portfolio's outstanding interest. Performa Disciplined Growth Fund investment in Disciplined Growth Portfolio of Core Trust represents 2.49% of the portfolio's outstanding interest. Performa Small Cap Value Fund investment in Small Cap Value Portfolio of Core Trust represents 1.10% of the portfolio's outstanding interest. Performa Global Growth Fund investment in Schroder Global Growth Portfolio of Schroder Capital Funds represents 15.20% of the portfolio's outstanding interest.

                                                                    [LOGO]

                 (This page has been left blank intentionally.)

                                                                    [LOGO]

                             CORE TRUST (DELAWARE)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997
                         POSITIVE RETURN BOND PORTFOLIO
                            STABLE INCOME PORTFOLIO
                         MANAGED FIXED INCOME PORTFOLIO
                          TOTAL RETURN BOND PORTFOLIO
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY STOCK PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                            INTERNATIONAL PORTFOLIO
                         STRATEGIC VALUE BOND PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                   POSITIVE          STABLE        MANAGED FIXED        TOTAL
                                  RETURN BOND        INCOME           INCOME         RETURN BOND          INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
ASSETS:
 Investments (Note 2):
  Investments at cost.........   $192,175,470     $ 215,705,276    $304,044,324     $135,611,400     $   714,730,631
  Net unrealized appreciation
      (depreciation)..........     13,513,765           751,855       5,174,978        1,730,469         371,622,372
                                 -------------    -------------    -------------    -------------    ---------------
 TOTAL INVESTMENT AT VALUE....    205,689,235       216,457,131     309,219,302      137,341,869       1,086,353,003
 Collateral for securities
     loaned (Notes 2 and 7)...     74,114,697        20,205,908      38,809,146       46,130,429         309,088,755
 Cash.........................      1,129,421                --              --               --               1,010
 Net receivable for forward
     foreign currency
     contracts................             --                --              --               --                  --
 Receivable for investments
     sold.....................             --                --              --               --                  --
 Receivable for dividends and
     interest.................      2,621,072         2,096,141       4,496,778        2,341,695           1,873,576
 Interest rate swap, at value
     (Note 9).................             --                --       6,514,400               --                  --
 Organization costs, net of
     amortization (Note 2)....         10,002            10,067          10,002           10,558              11,857
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL ASSETS..................    283,564,427       238,769,247     359,049,628      185,824,551       1,397,328,201
                                 -------------    -------------    -------------    -------------    ---------------
LIABILITIES:
 Payable for investments
     purchased................             --                --              --               --                  --
 Payable for securities loaned
     (Notes 2 & 7)............     74,114,697        20,205,908      38,809,146       46,130,429         309,088,755
 Payable for daily variation
     margin on financial
     futures contracts (Note
     2).......................             --                --              --               --               6,450
 Payable to investment adviser
     (Note 3).................         62,848            56,451          93,353           42,016             141,612
 Payable to other related
     parties (Note 3).........          4,193             6,882          14,673               --                  --
 Payable for interest rate
     swap, at value (Note
     9).......................             --                --       6,500,000               --                  --
 Accrued expenses and other
     liabilities..............         12,373            16,382          16,989            7,342              24,467
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL LIABILITIES.............     74,194,111        20,285,623      45,434,161       46,179,787         309,261,284
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $209,370,316     $ 218,483,624    $313,615,467     $139,644,764     $ 1,088,066,917
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------
COMPONENTS OF NET ASSETS:
 Investors' capital...........   $195,856,551     $ 217,731,769    $308,426,089     $137,914,295     $   715,935,424
 Net unrealized appreciation
     (depreciation) on
     investments..............     13,513,765           751,855       5,189,378        1,730,469         372,131,493
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $209,370,316     $ 218,483,624    $313,615,467     $139,644,764     $ 1,088,066,917
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

                                                               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                        LARGE         SMALL        SMALL        SMALL                    STRATEGIC
                         INCOME        COMPANY       COMPANY      COMPANY      COMPANY                     VALUE      DISCIPLINED
                         EQUITY         GROWTH        STOCK        GROWTH       VALUE     INTERNATIONAL     BOND        GROWTH
                       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
ASSETS:
 Investments (Note
     2):
  Investments at
      cost.......... $1,046,807,802 $  517,623,279 $339,816,930 $738,266,592 $138,129,017 $648,358,829  $107,775,973 $ 106,680,821
  Net unrealized
      appreciation
   (depreciation)...    583,328,532    406,197,810   18,330,107  165,236,111   27,074,556   63,419,407       850,396    (3,161,739)
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
 TOTAL INVESTMENT AT
     VALUE..........  1,630,136,334    923,821,089  358,147,037  903,502,703  165,203,573  711,778,236   108,626,369   103,519,082
 Collateral for
     securities
     loaned (Notes 2
     and 7).........    213,139,062    240,559,156   80,789,468           --   15,011,982           --    16,445,503    25,032,075
 Cash...............             --             --    1,326,865           --           --   76,343,413        16,058            --
 Net receivable for
     forward foreign
     currency
     contracts......             --             --           --           --           --    2,121,118            --            --
 Receivable for
     investments
     sold...........      3,605,137             --    5,746,551    7,887,373    2,820,045      438,785            --            --
 Receivable for
     dividends and
     interest.......      5,446,786        211,267       86,247      319,859      189,820    1,644,962     1,361,665       152,194
 Interest rate swap,
     at value (Note
     9).............             --             --           --           --           --           --     3,507,758            --
 Organization costs,
     net of
     amortization
     (Note 2).......         13,323         13,139        4,179        3,895        3,844       11,857            --            --
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
TOTAL ASSETS........  1,852,340,642  1,164,604,651  446,100,347  911,713,830  183,229,264  792,338,371   129,957,353   128,703,351
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
LIABILITIES:
 Payable for
     investments
     purchased......             --             --    9,281,474   23,872,257      657,558           --     3,399,414       591,431
 Payable for
     securities
     loaned (Notes 2
     & 7)...........    213,139,062    240,559,156   80,789,468           --   15,011,982           --    16,445,503    25,032,075
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............             --             --           --           --           --           --            --            --
 Payable to
     investment
     adviser (Note
     3).............        677,105        498,911      274,675      681,654      126,297      274,964        45,161        77,299
 Payable to other
     related parties
     (Note 3).......         27,360          3,504       22,686       25,760           --       97,209            --            --
 Payable for
     interest rate
     swap, at value
     (Note 9).......             --             --           --           --           --           --     3,500,000            --
 Accrued expenses
     and other
     liabilities....         16,015         15,420       15,824       15,853       14,188       97,405         3,527         4,320
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
TOTAL LIABILITIES...    213,859,542    241,076,991   90,384,127   24,595,524   15,810,025      469,578    23,393,605    25,705,125
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
NET ASSETS.......... $1,638,481,100 $  923,527,660 $355,716,220 $887,118,306 $167,419,239 $791,868,793  $106,563,748 $ 102,998,226
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
COMPONENTS OF NET
    ASSETS:
 Investors'
     capital........ $1,055,152,568 $  517,329,850 $337,386,113 $721,882,195 $140,344,683 $726,348,077  $105,705,594 $ 106,159,965
 Net unrealized
     appreciation
     (depreciation)
     on
     investments....    583,328,532    406,197,810   18,330,107  165,236,111   27,074,556   65,520,716       858,154    (3,161,739)
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
NET ASSETS.......... $1,638,481,100 $  923,527,660 $355,716,220 $887,118,306 $167,419,239 $791,868,793  $106,563,748 $ 102,998,226
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------


                       SMALL CAP
                         VALUE
                       PORTFOLIO
                      ------------
ASSETS:
 Investments (Note
     2):
  Investments at
      cost..........  $ 86,359,478
  Net unrealized
      appreciation
   (depreciation)...    (3,093,768)
                      ------------
 TOTAL INVESTMENT AT
     VALUE..........    83,265,710
 Collateral for
     securities
     loaned (Notes 2
     and 7).........     5,976,398
 Cash...............            --
 Net receivable for
     forward foreign
     currency
     contracts......            --
 Receivable for
     investments
     sold...........            --
 Receivable for
     dividends and
     interest.......        68,157
 Interest rate swap,
     at value (Note
     9).............            --
 Organization costs,
     net of
     amortization
     (Note 2).......            --
                      ------------
TOTAL ASSETS........    89,310,265
                      ------------
LIABILITIES:
 Payable for
     investments
     purchased......       376,709
 Payable for
     securities
     loaned (Notes 2
     & 7)...........     5,976,398
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............            --
 Payable to
     investment
     adviser (Note
     3).............        67,211
 Payable to other
     related parties
     (Note 3).......            --
 Payable for
     interest rate
     swap, at value
     (Note 9).......            --
 Accrued expenses
     and other
     liabilities....         3,984
                      ------------
TOTAL LIABILITIES...     6,424,302
                      ------------
NET ASSETS..........  $ 82,885,963
                      ------------
                      ------------
COMPONENTS OF NET
    ASSETS:
 Investors'
     capital........  $ 85,979,731
 Net unrealized
     appreciation
     (depreciation)
     on
     investments....    (3,093,768)
                      ------------
NET ASSETS..........  $ 82,885,963
                      ------------
                      ------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  MANAGED
                                   POSITIVE        STABLE          FIXED           TOTAL
                                 RETURN BOND       INCOME          INCOME       RETURN BOND         INDEX
                                  PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                 ------------    -----------    ------------    ------------    -------------
INVESTMENT INCOME
 Dividend income (a)..........   $         -     $        -     $         -     $         -     $   8,209,837
 Interest income..............     6,286,351      6,859,325       8,340,359       9,296,983         1,381,813
 Securities Lending (Notes 2
     and 7)...................        65,646         17,508           6,255          56,313           149,147
                                 ------------    -----------    ------------    ------------    -------------
TOTAL INVESTMENT INCOME.......     6,351,997      6,876,833       8,346,614       9,353,296         9,740,797
                                 ------------    -----------    ------------    ------------    -------------
EXPENSES:
 Investment advisory (Note
     3).......................       350,118        317,073         409,822         468,661           773,854
 Administration (Note 3)......        66,314         70,173          74,818          94,466           340,175
 Custody......................        17,458         18,090          19,167          20,395            59,111
 Accounting (Note 3)..........        30,000         44,000          41,500          31,500            71,000
 Legal........................           963          1,021             978           1,590            11,932
 Audit........................         9,468          9,468           9,468           3,505            13,360
 Trustees.....................           861            816             799             876             1,627
 Amortization of organization
     costs (Note 2)...........         1,111          1,118           1,111           1,172             3,036
 Miscellaneous................           744          3,024           3,387           2,367            18,671
                                 ------------    -----------    ------------    ------------    -------------
TOTAL EXPENSES................       477,037        464,783         561,050         624,532         1,292,766
  FEES WAIVED (Note 4)........       (62,121)       (63,291)        (60,145)        (94,466)         (340,175)
                                 ------------    -----------    ------------    ------------    -------------
NET EXPENSES..................       414,916        401,492         500,905         530,066           952,591
                                 ------------    -----------    ------------    ------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................     5,937,081      6,475,341       7,845,709       8,823,230         8,788,206
                                 ------------    -----------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
 Net Realized Gain (Loss) On:
   Securities.................      (116,355)       109,565         423,828       1,839,290        27,116,605
   Foreign currency...........             -              -               -               -                 -
   Financial futures
       transactions...........             -              -               -               -         7,135,667
                                 ------------    -----------    ------------    ------------    -------------
 Net Realized Gain (Loss) on
     investments..............      (116,355)       109,565         423,828       1,839,290        34,252,272
                                 ------------    -----------    ------------    ------------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
   Securities.................    15,939,995        746,254       4,959,828       4,872,749        81,441,620
   Foreign currency...........             -              -               -               -                 -
   Financial futures
       transactions...........             -              -               -               -          (495,850)
                                 ------------    -----------    ------------    ------------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
     investments..............    15,939,995        746,254       4,959,828       4,872,749        80,945,770
                                 ------------    -----------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:..............    15,823,640        855,819       5,383,656       6,712,039       115,198,042
                                 ------------    -----------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $21,760,721     $7,331,160     $13,229,365     $15,535,269     $ 123,986,248
                                 ------------    -----------    ------------    ------------    -------------
                                 ------------    -----------    ------------    ------------    -------------
(a) NET OF FOREIGN WITHHOLDING
    TAXES OF..................   $         -     $        -     $         -     $         -     $           -
                                 ------------    -----------    ------------    ------------    -------------
                                 ------------    -----------    ------------    ------------    -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

                                          FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                    INCOME       LARGE COMPANY    SMALL COMPANY   SMALL COMPANY    SMALL COMPANY
                                    EQUITY           GROWTH           STOCK           GROWTH           VALUE       INTERNATIONAL
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                --------------   --------------   -------------   --------------   -------------   --------------
INVESTMENT INCOME
 Dividend income (a)..........  $   14,661,934   $   2,579,241    $    477,845    $   1,205,503    $  1,510,384    $   4,914,754
 Interest income..............         482,301         274,993         690,261          937,329         100,110        1,674,496
 Securities Lending (Notes 2
     and 7)...................          99,557         254,332         119,798               --          69,339          158,747
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL INVESTMENT INCOME.......      15,243,792       3,108,566       1,287,904        2,142,832       1,679,833        6,747,997
                                --------------   --------------   -------------   --------------   -------------   --------------
EXPENSES:
 Investment advisory (Note
     3).......................       3,211,803       3,145,263       1,715,266        3,604,338         806,814        1,855,084
 Administration (Note 3)......         406,546         322,805         125,160          256,321          59,503          550,034
 Custody......................          71,757          55,909          26,579           47,569          15,954          246,033
 Accounting (Note 3)..........          37,000          38,500          41,000           40,000          38,000           60,500
 Legal........................           5,974           4,838           2,779            4,719           1,761            5,022
 Audit........................           8,970           8,970          11,044           11,044          10,385           15,571
 Trustees.....................           1,648           1,589             978            1,296             782            1,434
 Amortization of organization
     costs (Note 2)...........           1,481           1,459           1,044              972             960            3,036
 Miscellaneous................           4,356           3,193           3,371            5,002           3,753           21,564
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL EXPENSES................       3,749,535       3,582,526       1,927,221        3,971,261         937,912        2,758,278
  FEES WAIVED (Note 4)........        (379,186)       (319,302)       (102,474)        (230,560)        (59,503)         (16,664)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET EXPENSES..................       3,370,349       3,263,224       1,824,747        3,740,701         878,409        2,741,614
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INVESTMENT INCOME
    (LOSS)....................      11,873,443        (154,658)       (536,843)      (1,597,869)        801,424        4,006,383
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
 Net Realized Gain (Loss) On:
   Securities.................      14,799,887      84,868,409      64,466,819      106,828,610      19,958,394        9,271,264
   Foreign currency...........               -               -               -                -               -         (322,046)
   Financial futures
       transactions...........               -               -               -                -               -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Realized Gain (Loss) on
     investments..............      14,799,887      84,868,409      64,466,819      106,828,610      19,958,394        8,949,218
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
   Securities.................     116,636,212      55,190,127     (38,698,184)      14,687,071      13,857,937      (59,971,518)
   Foreign currency...........               -               -               -                -               -          (19,809)
   Financial futures
       transactions...........               -               -               -                -               -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
     investments..............     116,636,212      55,190,127     (38,698,184)      14,687,071      13,857,937      (59,991,327)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:..............     131,436,099     140,058,536      25,768,635      121,515,681      33,816,331      (51,042,109)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $  143,309,542   $ 139,903,878    $ 25,231,792    $ 119,917,812    $ 34,617,755    $ (47,035,726)
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------
(a) NET OF FOREIGN WITHHOLDING
    TAXES OF..................  $            -   $           -    $          -    $           -    $          -    $     308,201
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------


                                 STRATEGIC
                                   VALUE        DISCIPLINED      SMALL CAP
                                    BOND          GROWTH           VALUE
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                ------------   -------------   -------------
INVESTMENT INCOME
 Dividend income (a)..........  $         -    $    241,015    $      82,698
 Interest income..............    1,136,498         117,982          111,687
 Securities Lending (Notes 2
     and 7)...................           --              --               --
                                ------------   -------------   -------------
TOTAL INVESTMENT INCOME.......    1,136,498         358,997          194,385
                                ------------   -------------   -------------
EXPENSES:
 Investment advisory (Note
     3).......................       86,558         153,810          136,226
 Administration (Note 3)......        8,656           8,545            7,170
 Custody......................        3,432           3,397            2,868
 Accounting (Note 3)..........        8,000           8,000            7,000
 Legal........................            -               -                -
 Audit........................          170             823              867
 Trustees.....................           --              --               --
 Amortization of organization
     costs (Note 2)...........          167             167              167
 Miscellaneous................          190             330              450
                                ------------   -------------   -------------
TOTAL EXPENSES................      107,173         175,072          154,748
  FEES WAIVED (Note 4)........       (8,656)         (8,545)          (7,170)
                                ------------   -------------   -------------
NET EXPENSES..................       98,517         166,527          147,578
                                ------------   -------------   -------------
NET INVESTMENT INCOME
    (LOSS)....................    1,037,981         192,470           46,807
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
 Net Realized Gain (Loss) On:
   Securities.................      194,575        (876,146)      (1,861,693)
   Foreign currency...........            -               -                -
   Financial futures
       transactions...........            -               -                -
                                ------------   -------------   -------------
 Net Realized Gain (Loss) on
     investments..............      194,575        (876,146)      (1,861,693)
                                ------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
   Securities.................      858,154      (3,161,739)      (3,093,768)
   Foreign currency...........            -               -                -
   Financial futures
       transactions...........            -               -                -
                                ------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on:
     investments..............      858,154      (3,161,739)      (3,093,768)
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:..............    1,052,729      (4,037,885)      (4,955,461)
                                ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $ 2,090,710    $ (3,845,415)   $  (4,908,654)
                                ------------   -------------   -------------
                                ------------   -------------   -------------
(a) NET OF FOREIGN WITHHOLDING
    TAXES OF..................  $         -    $          -    $           -
                                ------------   -------------   -------------
                                ------------   -------------   -------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                   POSITIVE          STABLE        MANAGED FIXED        TOTAL
                                  RETURN BOND        INCOME           INCOME         RETURN BOND           INDEX
                                 PORTFOLIO(a)     PORTFOLIO(a)     PORTFOLIO(a)      PORTFOLIO(a)        PORTFOLIO
                                 -------------    -------------    -------------    --------------    ---------------
NET ASSETS - MAY 31, 1996.....   $          -     $          -     $          -     $           -     $   360,469,155
                                 -------------    -------------    -------------    --------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................              -                -                -                 -           7,998,685
 Net realized gain (loss) on
     investments sold.........              -                -                -                 -          11,395,983
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............              -                -                -                 -          85,427,079
                                 -------------    -------------    -------------    --------------    ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............              -                -                -                 -         104,821,747
                                 -------------    -------------    -------------    --------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................              -                -                -                 -          41,212,190
 Withdrawals..................              -                -                -                 -         (50,510,474)
                                 -------------    -------------    -------------    --------------    ---------------
 Net transactions from
     investors' beneficial
     interest.................              -                -                -                 -          (9,298,284)
                                 -------------    -------------    -------------    --------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................              -                -                -                 -          95,523,463
                                 -------------    -------------    -------------    --------------    ---------------
NET ASSETS - MAY 31, 1997.....              -                -                -                 -         455,992,618
                                 -------------    -------------    -------------    --------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      5,937,081        6,475,341        7,845,709         8,823,230           8,788,206
 Net realized gain (loss) on
     investments sold.........       (116,355)         109,565          423,828         1,839,290          34,252,272
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     13,513,765          751,855        5,189,378         1,730,469         196,466,036
                                 -------------    -------------    -------------    --------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................     19,334,491        7,336,761       13,458,915        12,392,989         239,506,514
                                 -------------    -------------    -------------    --------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................    216,985,902      247,311,226      316,862,988       348,849,787         500,519,070
 Withdrawals..................    (26,950,077)     (36,164,363)     (16,706,436)     (221,598,012)       (107,951,285)
                                 -------------    -------------    -------------    --------------    ---------------
 Net transactions from
     investors' beneficial
     interest.................    190,035,825      211,146,863      300,156,552       127,251,775         392,567,785
                                 -------------    -------------    -------------    --------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    209,370,316      218,483,624      313,615,467       139,644,764         632,074,299
                                 -------------    -------------    -------------    --------------    ---------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............   $209,370,316     $218,483,624     $313,615,467     $ 139,644,764     $ 1,088,066,917
                                 -------------    -------------    -------------    --------------    ---------------
                                 -------------    -------------    -------------    --------------    ---------------

(a) See Notes to Financial
    Statements for
    commencement of operations

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                          FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                     INCOME         LARGE COMPANY     SMALL COMPANY    SMALL COMPANY    SMALL COMPANY
                                     EQUITY             GROWTH            STOCK           GROWTH            VALUE
                                  PORTFOLIO(a)       PORTFOLIO(a)     PORTFOLIO(a)     PORTFOLIO(a)     PORTFOLIO(a)
                                 ---------------    --------------    -------------    -------------    -------------
NET ASSETS - MAY 31, 1996.....   $            -     $           -     $          -     $          -     $          -
                                 ---------------    --------------    -------------    -------------    -------------
OPERATIONS
 Net investment income
     (loss)...................                -                 -                -                -                -
 Net realized gain (loss) on
     investments sold.........                -                 -                -                -                -
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................                -                 -                -                -                -
 Withdrawals..................                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
 Net transactions from
     investors' beneficial
     interest.................                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
NET ASSETS - MAY 31, 1997.....                -                 -                -                -                -
                                 ---------------    --------------    -------------    -------------    -------------
OPERATIONS
 Net investment income
     (loss)...................       11,873,443          (154,658)        (536,843)      (1,597,869)         801,424
 Net realized gain (loss) on
     investments sold.........       14,799,887        84,868,409       64,466,819      106,828,610       19,958,394
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      583,328,532       406,197,810       18,330,107      165,236,111       27,074,556
                                 ---------------    --------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      610,001,862       490,911,561       82,260,083      270,466,852       47,834,374
                                 ---------------    --------------    -------------    -------------    -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................    1,067,968,937       606,234,686      366,649,444      677,060,019      158,365,552
 Withdrawals..................      (39,489,699)     (173,618,587)     (93,193,307)     (60,408,565)     (38,780,687)
                                 ---------------    --------------    -------------    -------------    -------------
 Net transactions from
     investors' beneficial
     interest.................    1,028,479,238       432,616,099      273,456,137      616,651,454      119,584,865
                                 ---------------    --------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    1,638,481,100       923,527,660      355,716,220      887,118,306      167,419,239
                                 ---------------    --------------    -------------    -------------    -------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............   $1,638,481,100     $ 923,527,660     $355,716,220     $887,118,306     $167,419,239
                                 ---------------    --------------    -------------    -------------    -------------
                                 ---------------    --------------    -------------    -------------    -------------

(a) See Notes to Financial
    Statements for
    commencement of operations

                                                   STRATEGIC
                                                     VALUE         DISCIPLINED      SMALL CAP
                                INTERNATIONAL        BOND            GROWTH           VALUE
                                  PORTFOLIO      PORTFOLIO(a)     PORTFOLIO(a)     PORTFOLIO(a)
                                -------------    -------------    -------------    ------------
NET ASSETS - MAY 31, 1996.....  $439,815,157     $          -     $          -     $         -
                                -------------    -------------    -------------    ------------
OPERATIONS
 Net investment income
     (loss)...................     7,278,121                -                -               -
 Net realized gain (loss) on
     investments sold.........    11,031,767                -                -               -
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............    41,949,537                -                -               -
                                -------------    -------------    -------------    ------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    60,259,425                -                -               -
                                -------------    -------------    -------------    ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................   108,485,326                -                -               -
 Withdrawals..................   (69,263,029)               -                -               -
                                -------------    -------------    -------------    ------------
 Net transactions from
     investors' beneficial
     interest.................    39,222,297                -                -               -
                                -------------    -------------    -------------    ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    99,481,722                -                -               -
                                -------------    -------------    -------------    ------------
NET ASSETS - MAY 31, 1997.....   539,296,879                -                -               -
                                -------------    -------------    -------------    ------------
OPERATIONS
 Net investment income
     (loss)...................     4,006,383        1,037,981          192,470          46,807
 Net realized gain (loss) on
     investments sold.........     8,949,218          194,575         (876,146)     (1,861,693)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............   (26,401,242)         858,154       (3,161,739)     (3,093,768)
                                -------------    -------------    -------------    ------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   (13,445,641)       2,090,710       (3,845,415)     (4,908,654)
                                -------------    -------------    -------------    ------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................   320,715,461      106,298,667      108,999,947      90,664,064
 Withdrawals..................   (54,697,906)      (1,825,629)      (2,156,306)     (2,869,447)
                                -------------    -------------    -------------    ------------
 Net transactions from
     investors' beneficial
     interest.................   266,017,555      104,473,038      106,843,641      87,794,617
                                -------------    -------------    -------------    ------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   252,571,914      106,563,748      102,998,226      82,885,963
                                -------------    -------------    -------------    ------------
NET ASSETS - NOVEMBER 30, 1997
    (UNAUDITED)...............  $791,868,793     $106,563,748     $102,998,226     $82,885,963
                                -------------    -------------    -------------    ------------
                                -------------    -------------    -------------    ------------
(a) See Notes to Financial
    Statements for
    commencement of operations

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS (UNAUDITED) SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                                           RATIO TO
                                                            AVERAGE
                                                          NET ASSETS
                                          -------------------------------------------
                                             NET
                                          INVESTMENT                                     PORTFOLIO    AVERAGE
                                            INCOME          NET                          TURNOVER    COMMISSION
                                            (LOSS)       EXPENSES      GROSS EXPENSES      RATE       RATE(a)
                                          ----------    -----------    --------------    --------    ----------
 POSITIVE RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    5.94%(c)       0.41%(c)        0.48%(c)       25.89%       N/A
 STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    6.13%(c)       0.38%(c)        0.44%(c)       11.36%       N/A
 MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    6.70%(c)       0.43%(c)        0.48%(c)       51.78%       N/A
 TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    6.59%(c)       0.40%(c)        0.47%(c)       18.08%       N/A
 INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997 to November 30, 1997.....    1.70%(c)       0.18%(c)        0.25%(c)        6.85%      $0.0330
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%      $0.0444
  November 1, 1995 to May 31, 1996......    2.35%(c)       0.17%(c)        0.32%(c)        7.21%      $0.0501
  November 11, 1994(b) to October 31,
    1995................................    2.42%(c)       0.17%(c)        0.33%(c)        7.73%       N/A
 INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    1.85%(c)       0.52%(c)        0.58%(c)        2.43%      $0.0600
 LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................   (0.03%)(c)      0.67%(c)        0.74%(c)        8.07%      $0.0558
 SMALL COMPANY STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................   (0.28%)(c)      0.96%(c)        1.01%(c)      115.24%      $0.0635
 SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................   (0.40%)(c)      0.93%(c)        0.99%(c)       53.77%      $0.0576
 SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    0.89%(c)       0.98%(c)        1.05%(c)       46.51%      $0.0503
 INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997 to November 30, 1997.....    0.97%(c)       0.66%(c)        0.67%(c)       15.51%      $0.0177
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%      $0.0244
  November 1, 1995 to May 31, 1996......    1.75%(c)       0.23%(c)        0.68%(c)       17.58%      $0.0247
  November 11, 1994(b) to October 31,
    1995................................    1.94%(c)       0.25%(c)        0.70%(c)       28.19%       N/A
 STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    6.00%(c)       0.56%(c)        0.62%(c)       75.17%       N/A
 DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    1.13%(c)       0.97%(c)        1.02%(c)        7.11%      $0.0587
 SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1997(b) to November 30,
    1997................................    0.33%(c)       1.03%(c)        1.08%(c)       25.08%      $0.0583

------------------------
(a) For fiscal years ending after September 1, 1995, the Portfolios are required to disclose average commissions per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

(b) Commencement of operations.

(c) Annualized.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty separate investment portfolios. These financial statements relate to the following fourteen portfolios (each a "Portfolio" and collectively the "Portfolios"), diversified portfolios which commenced operations on the following dates:

Positive Return Bond Portfolio................................................................  June 1, 1997
Stable Income Portfolio.......................................................................  June 1, 1997
Managed Fixed Income Portfolio................................................................  June 1, 1997
Total Return Bond Portfolio...................................................................  June 1, 1997
Index Portfolio...............................................................................  November 11, 1994
Income Equity Portfolio.......................................................................  June 1, 1997
Large Company Growth Portfolio................................................................  June 1, 1997
Small Company Stock Portfolio.................................................................  June 1, 1997
Small Company Growth Portfolio................................................................  June 1, 1997
Small Company Value Portfolio.................................................................  June 1, 1997
International Portfolio.......................................................................  November 11, 1994
Strategic Value Bond Portfolio................................................................  June 1, 1997
Disciplined Growth Portfolio..................................................................  June 1, 1997
Small Cap Value Portfolio.....................................................................  June 1, 1997

On June 1, 1997, the following portfolio reorganizations occurred. The Small Company Portfolio was separated by investment style into three new portfolios named Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. International Portfolio merged into International Portfolio II. International Portfolio II was renamed International Portfolio.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

SECURITIES VALUATION--Short-term securities that mature in 60 days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FUTURES CONTRACTS--Each Portfolio may invest in futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

SECURITY LOANS--The Portfolios receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATIONAL COSTS--The costs incurred by each Portfolio in connection with its organization, in the amount of $30,360 have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolio's operations.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--Norwest Investment Management, Inc. is a part of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation serves, as investment adviser of each Portfolio other than International Portfolio. Schroder Capital Management International Inc. ("Schroder") serves as investment adviser to International Portfolio. Norwest has retained the services of Subadvisers on certain Portfolios. Norwest (not the Portfolios) pays each Subadviser. UCM, Galliard, Crestone, and Peregrine are affiliates of Norwest. The investment advisory fee and the associated subadviser is as follows:

                                                                                         INVESTMENT
                                                                                        ADVISORY FEE    SUBADVISER
                                                                                       ---------------  ----------
Positive Return Bond Portfolio.......................................................          0.35%    Pergrine
Stable Income Portfolio..............................................................          0.30     Galliard
Managed Fixed Income Portfolio.......................................................          0.35     Galliard
Total Return Bond Portfolio..........................................................          0.35     UCM
Index Portfolio......................................................................          0.15     -
Income Equity Portfolio..............................................................          0.50     -
Large Company Growth Portfolio.......................................................          0.65     Pergrine
Small Company Stock Portfolio........................................................          0.90     Crestone
Small Company Growth Portfolio.......................................................          0.90     Pergrine
Small Company Value Portfolio........................................................          0.90     Pergrine
International Portfolio..............................................................          0.45     -
Strategic Value Bond Portfolio.......................................................          0.50     Galliard
Disciplined Growth Portfolio.........................................................          0.90     Smith
Small Cap Value Portfolio............................................................          0.95     Smith

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

ADMINISTRATIVE AND OTHER SERVICES--Forum Administrative Services, LLC ("FAS") is the administrator of Core Trust and receives a fee with respect to each Portfolio (other than the International Portfolio) at an annual rate of 0.05% of the Portfolio's average daily net assets. With respect to International Portfolio, FAS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets. In addition, for the period ended November 30, 1997, certain legal expenses were charged to the Portfolios by FAS aggregating $6,262.

Norwest serves as the custodian for each Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the remaining Portfolio's average daily net assets. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio pursuant to separate agreements.

 NOTE 4. WAIVERS OF FEES

For the period ended November 30, 1997, fees waived by the Portfolio's service providers were as follows:

                                                                           FEES WAIVED   FEES WAIVED     TOTAL
                                                                           BY NORWEST      BY FAS     FEES WAIVED
                                                                          -------------  -----------  -----------
Positive Return Bond Portfolio..........................................    $       -     $  62,121    $  62,121
Stable Income Portfolio.................................................            -        63,291       63,291
Managed Fixed Income Portfolio..........................................            -        60,145       60,145
Total Return Bond Portfolio.............................................            -        94,466       94,466
Index Portfolio.........................................................            -       340,175      340,175
Income Equity Portfolio.................................................            -       379,186      379,186
Large Company Growth Portfolio..........................................            -       319,302      319,302
Small Company Stock Portfolio...........................................            -       102,474      102,474
Small Company Growth Portfolio..........................................            -       230,560      230,560
Small Company Value Portfolio...........................................            -        59,503       59,503
International Portfolio.................................................       16,664             -       16,664
Strategic Value Bond Portfolio..........................................            -         8,656        8,656
Disciplined Growth Portfolio............................................            -         8,545        8,545
Small Cap Value Portfolio...............................................            -         7,170        7,170

 NOTE 5. FEDERAL INCOME TAX

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 6. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended November 30, 1997 were as follows:

                                                       COST OF       PROCEEDS
                                                      PURCHASES     FROM SALES
                                                    -------------  -------------
Positive Return Bond Portfolio....................  $ 103,727,562  $  51,123,102
Stable Income Portfolio...........................     67,593,307     23,090,499
Managed Fixed Income Portfolio....................    244,718,746    120,444,822
Total Return Bond Portfolio.......................     40,883,314    219,455,250
Index Portfolio...................................     71,716,044     62,079,091
Income Equity Portfolio...........................    129,097,780     31,886,195
Large Company Growth Portfolio....................     75,719,855    205,557,884
Small Company Stock Portfolio.....................    412,195,420    455,565,020
Small Company Growth Portfolio....................    458,290,719    423,665,640
Small Company Value Portfolio.....................     80,792,696    109,638,198
International Portfolio...........................    105,274,776    162,943,644
Strategic Value Bond Portfolio....................    187,344,856     82,275,177
Disciplined Growth Portfolio......................    111,134,490      6,996,057
Small Cap Value Portfolio.........................    106,808,669     20,256,787

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 and the aggregate gross unrealized appreciation and the aggregate unrealized depreciation based on identified tax cost as of November 30, 1997 were as follows:

                                                                                                           NET
                                                                                                       UNREALIZED
                                                              TAX         UNREALIZED     UNREALIZED   APPRECIATION
                                                          COST BASIS     APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                        ---------------  -------------  ------------  -------------
Positive Return Bond Portfolio........................  $   192,175,470  $ 13,513,765   $         -   $ 13,513,765
Stable Income Portfolio...............................      215,705,276     1,331,749       579,894        751,855
Managed Fixed Income Portfolio........................      304,044,324     5,592,413       417,435      5,174,978
Total Return Bond Portfolio...........................      135,611,400     2,622,679       892,210      1,730,469
Index Portfolio.......................................      714,730,631   385,221,859    13,599,487    371,622,372
Income Equity Portfolio...............................    1,046,807,802   593,151,526     9,822,994    583,328,532
Large Company Growth Portfolio........................      517,623,279   412,966,603     6,768,793    406,197,810
Small Company Stock Portfolio.........................      339,816,930    40,537,908    22,207,801     18,330,107
Small Company Growth Portfolio........................      738,266,592   187,100,299    21,864,188    165,236,111
Small Company Value Portfolio.........................      138,129,017    31,863,496     4,788,940     27,074,556
International Portfolio...............................      648,358,829   136,176,882    72,757,475     63,419,407
Strategic Value Bond Portfolio........................      107,775,973     1,008,437       158,041        850,396
Disciplined Growth Portfolio..........................      106,680,821     2,836,821     5,998,560     (3,161,739)
Small Cap Value Portfolio.............................       86,359,478     1,964,824     5,058,592     (3,093,768)

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 7. PORTFOLIO SECURITIES LOANED

As of November 30, 1997, certain Portfolios had loaned securities which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                                                                        SECURITIES     COLLATERAL
                                                                                       -------------  -------------
Positive Return Bond Portfolio.......................................................  $  67,992,046  $  74,114,697
Stable Income Portfolio..............................................................     18,360,950     20,205,908
Managed Fixed Income Portfolio.......................................................     35,547,475     38,809,146
Total Return Bond Portfolio..........................................................     42,041,810     46,130,429
Index Portfolio......................................................................    284,726,173    309,088,755
Income Equity Portfolio..............................................................    197,130,319    213,139,062
Large Company Growth Portfolio.......................................................    220,217,843    240,559,156
Small Company Stock Portfolio........................................................     73,251,280     80,789,468
Small Company Value Portfolio........................................................     13,617,977     15,011,982
Strategic Value Bond Portfolio.......................................................     15,165,308     16,445,503
Disciplined Growth Portfolio.........................................................     22,951,349     25,032,075
Small Cap Value Portfolio............................................................      5,450,930      5,976,398

 NOTE 8. CONCENTRATION OF CREDIT RISK

The International Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Japan. The Portfolio may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

 NOTE 9. INTEREST RATE SWAP TRANSACTIONS

As of November 30, 1997 Managed Fixed Income Portfolio and Strategic Value Bond Portfolio had entered into an interest swap agreement with Morgan Stanley Capital Services Inc. ("MSCS"). In the agreement, the Portfolio has agreed to exchange 6.47% fixed interest payments for interest payments based on LIBOR plus 0.30% on a notional amount of $6,500,000 and $3,500,000, respectively. Interest rate differentials are settled semi-annually on April 8 and October 8, commencing on April 8, 1998 and terminating on October 8, 2000. As of November 30, 1997 the unrealized gain on the agreement was $14,404 and $7,756, respectively.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                     POSITIVE RETURN BOND PORTFOLIO
----------------------------------------------------
U.S. TREASURY BONDS (100.0%)
   15,050,000   6.25%, 8/15/23                            $    15,261,649
    4,500,000   7.50%, 11/15/24                                 5,300,159
   37,100,000   6.88%, 8/15/25(c)                              40,717,288
   65,275,000   6.00%, 2/15/26(c)                              64,112,322
   63,275,000   6.50%, 11/15/26(c)                             66,537,648
   12,875,000   6.63%, 2/15/27(c)                              13,760,169
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $192,175,470)
                                                              205,689,235
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $192,175,470)
                                                          $   205,689,235
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         STABLE INCOME PORTFOLIO
----------------------------------------------------
ASSET BACKED SECURITIES (19.9%)
    1,933,547   AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.45% VR, 7/25/26                   $     1,941,422
    3,500,000   Aesop Funding II LLC, Series 1997-1 A1,
                  6.22% VR, 10/20/01(b)(h)                      3,513,671
      955,080   Bear Stearns Secured Investors Trust,
                  Series 1991-2 H, 7.50% VR, 9/20/20              958,505
    4,000,000   DreamWorks Firm Trust, 6.10% VR,
                  10/15/05                                      4,000,000
    1,500,000   EQCC Home Equity Loan Trust, Series
                  1995-3 A4, 7.10%, 2/15/12                     1,535,640
    2,950,762   GMAC, Commercial Mortgage Securities,
                  Inc., Series 1996 C1 A1, 6.35% VR,
                  10/15/28                                      2,954,449
    5,105,000   Green Tree Financial Corp., Series
                  1993-4 A3, 6.25%, 1/15/19                     5,118,222
    1,075,000   Green Tree Financial Corp., Series
                  1994-1 A3, 6.90%, 4/15/19                     1,090,878
    2,510,000   Green Tree Financial Corp., Series
                  1995-5 A3, 6.25%, 9/15/26                     2,516,401
    3,500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                    3,505,285

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

    3,500,000   HCLT, Series 1997-1 A3, 5.98% VR,
                  3/15/07                                 $     3,493,438
    5,000,000   HCLT, Series 1997-2 A3, 6.09% VR,
                  11/15/07                                      5,000,000
    2,400,000   Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            2,420,626
    1,419,054   MLMI, Inc., Series 1987-C A, 10.10%,
                  12/15/07                                      1,480,115
    3,462,529   Sequoia Mortgage Trust, Series 2 A1,
                  6.50% VR, 10/25/24                            3,484,094
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $42,894,321)
                                                               43,012,746
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (30.7%)
    3,000,000   AMBS, Series CS-1012 1, 7.06% VR,
                  7/25/02                                       3,065,625
    2,919,276   Commercial Loan Funding Trust, Series I
                  A, 6.08%, 8/15/05(b)(h)                       2,917,157
      198,447   FNMA, Series 1993-39 FA, 7.12% VR,
                  4/25/23                                         205,058
    7,129,797   FNMA, Series 1994-1 A1, 6.08% VR,
                  10/20/04                                      7,124,228
    3,700,000   Hospitality Properties Mortgage
                  Acceptance, Series 1996-C1, 6.31% VR,
                  12/6/04(b)                                    3,700,000
    3,000,000   MLCC Mortgage Investors, Inc., Series
                  1994 A A3, 6.49% VR, 7/15/19                  3,039,375
      633,627   MLCC Mortgage Investors, Inc., Series
                  1994 B A1, 6.09% VR, 12/15/19                   634,109
    3,000,000   MLCC Mortgage Investors, Inc., Series
                  1994-B A2, 6.29% VR, 12/15/19                 3,004,980
      989,694   MLMI, Inc., Series 1994-I A1, 7.14% VR,
                  1/25/05                                       1,005,570
    1,912,299   MNB Mortgage Pass-thru Certificates,
                  Series 1990-1 A, 9.50%, 6/25/19               1,912,299
    3,000,000   PRAT, Series 1997-1 B, 6.55%, 9/6/03            3,022,530
      813,772   RFMSI ARM, Series 1989-5A, 7.68% VR,
                  10/25/19                                        825,978

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

      316,951   RFMSI ARM, Series 1991 21 BA, 7.63% VR,
                  8/25/21                                 $       325,667
      417,813   RTC, Series 1991-6 E, 11.59% VR, 5/25/24          434,264
    1,089,533   RTC, Series 1991-14 A1, 7.61% VR,
                  1/25/22                                       1,098,693
      253,047   RTC, Series 1991 M6 A3, 8.35% VR,
                  6/25/21                                         252,572
      798,306   RTC, Series 1992-4 A2, 7.68% VR, 7/25/28          804,543
    4,164,617   RTC, Series 1992-7 A2D, 8.35%, 6/25/29          4,191,295
    1,213,063   RTC, Series 1992-9 B4, 7.53% VR, 4/25/27        1,215,718
    2,391,821   RTC, Series 1992-18P A4, 6.64% VR,
                  4/25/28(b)(h)                                 2,391,821
    6,407,250   RTC, Series 1992-C2 A2, 6.56% VR,
                  10/25/21                                      6,445,796
    3,394,860   RTC, Series 1992-C3 A3, 6.84% VR,
                  8/25/23                                       3,396,980
      131,076   RTC, Series 1992-CHF A2, 6.72% VR,
                  12/25/20                                        130,993
    3,176,694   RTC, Series 1992-M3 A1, 7.75% VR,
                  7/25/30                                       3,173,178
    3,353,968   RTC, Series 1992-M3 A4, 7.75% VR,
                  7/25/30                                       3,350,870
    4,470,378   RTC, Series 1994-C1 A3, 6.24% VR,
                  6/25/26                                       4,476,663
    1,377,174   RTC, Series 1995 C2 A2, 6.14% VR,
                  5/25/27                                       1,378,896
    1,607,712   RTC, Series 1995-1 A3, 7.26% VR,
                  10/25/28                                      1,628,813
    1,275,000   RTC, Series 1995-2 A1B, 7.15%, 5/25/29          1,275,797
                                                          ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $66,623,909)                                                 66,429,468
                                                          ---------------
CORPORATE BONDS & NOTES (9.0%)
    4,037,000   Chase Manhattan Corp., 10.13%, 11/1/00          4,451,471
    2,150,000   Chrysler Financial Corp., 6.26%, 7/20/98        2,155,226
    2,500,000   Corestates Capital Corp., 9.63%, 2/15/01        2,719,013
    2,043,000   Lehman Brothers Holdings, Inc., 8.88%,
                  11/1/98                                       2,089,319
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    3,475,000   Newell Co., 6.18%, 7/11/00                $     3,479,657
    1,500,000   Transamerica Financial, 6.41%, 6/20/00          1,508,432
    1,000,000   Transamerica Financial, 6.36%, 6/26/00          1,004,467
    2,000,000   USAA Capital Corp., 5.97%, 8/4/99(b)(h)         2,001,150
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $19,299,608)
                                                               19,408,735
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (6.7%)
FFCB (0.5%)
    1,200,000   4.65% VR, 3/2/98
                  (cost $1,188,519)                             1,196,699
                                                          ---------------
FHLB (4.2%)
      350,000   5.88% VR, 12/23/97                                350,041
    2,000,000   4.50% VR, 3/2/98                                1,992,810
    1,000,000   4.95% VR, 3/4/98                                  995,926
      500,000   4.65% VR, 3/11/98                                 498,469
    2,000,000   7.11%, 7/8/99(c)                                2,037,234
      400,000   3.06% VR, 7/15/98                                 393,996
      950,000   Series AP98, 5.40% VR, 4/27/98                    948,667
    1,790,000   Series RR98, 4.42% VR, 3/16/98                  1,781,353
                                                          ---------------

TOTAL FHLB (COST $8,985,079)                                    8,998,496
                                                          ---------------
FHLMC (0.9%)
    2,000,000   Structured Note, 4.65% VR, 3/11/98 (cost
                  $1,990,551)                                   1,993,875
                                                          ---------------
FNMA (1.1%)
    1,300,000   4.97% VR, 3/10/98                               1,297,208
    1,000,000   8.70%, 6/10/99                                  1,040,734
                                                          ---------------

TOTAL FNMA (COST $2,344,376)                                    2,337,942
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $14,508,525)
                                                               14,527,012
                                                          ---------------
MORTGAGE BACKED SECURITIES (15.5%)
FHLMC ARM (1.4%)
      823,228   Pool 410220, 7.60% VR, 10/1/25                    847,924
    1,369,105   Pool 845151, 7.82% VR, 6/1/22                   1,428,072

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
FHLMC ARM (continued)

      709,954   Pool 846367, 7.41% VR, 4/1/29             $       735,583
                                                          ---------------

TOTAL FHLMC ARM (COST $2,960,756)                               3,011,579
                                                          ---------------
FNMA ARM (5.2%)
      291,770   Pool 46698, 7.13% VR, 12/1/15                     304,588
    1,735,748   Pool 155506, 7.46% VR, 4/1/22                   1,811,114
    3,031,438   Pool 190815, 6.44% VR, 7/1/17                   3,073,272
    1,326,392   Pool 220706, 8.05% VR, 6/1/23                   1,388,322
    1,703,705   Pool 318464, 7.57% VR, 4/1/25                   1,771,427
    2,067,400   Pool 321051, 7.96% VR, 8/1/25                   2,153,424
      760,055   Pool 331866, 7.29% VR, 12/1/25                    787,562
                                                          ---------------

TOTAL FNMA ARM (COST $11,065,990)                              11,289,709
                                                          ---------------
SBA ARM (8.9%)
      112,306   Pool 500025, 8.38% VR, 12/25/10                   118,202
       67,112   Pool 500276, 10.38% VR, 5/25/07                    72,565
      157,138   Pool 500299, 10.38% VR, 6/25/07                   168,530
      731,168   Pool 500392, 8.38% VR, 11/25/12                   778,694
      102,064   Pool 500569, 10.38% VR, 6/25/08                   110,485
      601,157   Pool 500664, 8.38% VR, 3/25/04                    631,086
      635,397   Pool 500806, 7.00% VR, 2/25/14                    651,282
      708,644   Pool 500957, 8.75% VR, 7/25/14                    775,966
       18,775   Pool 501013, 9.38% VR, 6/25/98                     18,822
      208,212   Pool 501017, 6.88% VR, 9/25/14                    210,816
      666,154   Pool 501224, 7.25% VR, 6/25/15                    702,792
       54,617   Pool 501828, 9.13% VR, 9/25/98                     54,754
       85,825   Pool 501973, 10.13% VR, 12/25/01                   89,044
      333,864   Pool 502083, 8.38% VR, 11/25/04                   344,297
      252,153   Pool 502241, 8.38% VR, 4/25/03                    255,935
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
SBA ARM (continued)

      431,442   Pool 502394, 10.13% VR, 6/25/13           $       481,597
    1,192,094   Pool 502462, 9.73% VR, 11/25/07                 1,278,521
      882,647   Pool 502501, 9.73% VR, 4/25/03                    923,469
      386,806   Pool 502568, 9.73% VR, 9/25/03                    405,663
      399,681   Pool 502583, 9.73% VR, 9/25/03                    419,166
      170,898   Pool 502966, 9.73% VR, 5/25/15                    199,293
      349,721   Pool 503249, 8.38% VR, 4/25/07                    364,584
      343,402   Pool 503250, 9.73% VR, 3/25/09                    376,024
      482,582   Pool 503398, 8.88% VR, 5/25/13                    525,410
      847,606   Pool 503405, 8.88% VR, 5/25/13                    936,604
    2,207,752   Pool 503611, 8.38% VR, 12/25/21                 2,540,104
      218,558   Pool 503653, 9.13% VR, 1/25/10                    245,982
    1,448,771   Pool 503658, 9.63% VR, 9/25/10                  1,664,256
    1,347,940   Pool 503664, 8.98% VR, 1/25/13                  1,537,452
    2,145,389   Pool 503694, 8.38% VR, 1/25/22                  2,471,772
                                                          ---------------

TOTAL SBA ARM (COST $19,145,878)                               19,353,167
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $33,172,624)
                                                               33,654,455
                                                          ---------------
MUNICIPAL BONDS & NOTES (1.6%)
    3,145,000   Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.34%, 12/15/00                3,165,505

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
----------------------------------------------------

MUNICIPAL BONDS & NOTES (continued)

      330,000   York County, PA, Tax-Exempt Economic
                  Development RV, 5.45%, 12/30/98         $       327,878
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,472,901)
                                                                3,493,383
                                                          ---------------
RECEIVABLES BACKED SECURITIES (3.8%)
    2,500,000   Choice Credit Card Master Trust, Series
                  1992-2 B, 7.20%, 4/15/99                      2,510,374
    1,000,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00(b)(h)        1,005,431
    1,684,584   First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01(b)(h)               1,695,941
    3,000,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                3,066,300
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $8,298,469)
                                                                8,278,046
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.3%)
U.S. TREASURY NOTES (9.3%)
   12,000,000   8.00%, 8/15/99(c)                              12,423,756
    1,000,000   7.75%, 1/31/00                                  1,038,751
    2,250,000   6.38%, 5/15/00(c)                               2,278,829
    3,000,000   6.38%, 9/30/01(c)                               3,049,689
    1,250,000   5.88%, 2/15/04(c)                               1,251,173
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $19,823,831)
                                                               20,042,198
                                                          ---------------
REPURCHASE AGREEMENTS (3.5%)
    7,611,088   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $7,614,715 (cost $7,611,088)(e)               7,611,088
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $215,705,276)
                                                          $   216,457,131
                                                          ---------------
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     MANAGED FIXED INCOME PORTFOLIO
----------------------------------------------------
ASSET BACKED SECURITIES (14.7%)
    1,800,000   ContiMortgage Home Equity Loan Trust,
                  Series 1997-4 A7, 6.63%, 9/15/16        $     1,808,570
    2,441,000   EQCC Home Equity Loan Trust, Series
                  1996-2 A4, 7.50%, 6/15/21                     2,541,677
    4,900,000   EQCC Home Equity Loan Trust, Series
                  1997-2 A9, 6.81%, 7/15/28                     4,977,420
    1,500,000   Equicredit Funding Trust, Series 1997-B
                  A7, 6.86%, 10/15/28                           1,523,437
    1,000,000   GE Capital Mortgage Services, Inc.,
                  Series 1997 HE-2 A7, 7.12%, 6/25/27           1,025,230
    3,800,000   Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19                     3,921,767
      600,000   Green Tree Financial Corp., Series
                  1995-5 A5, 6.90%, 9/15/26                       613,632
    1,500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                    1,502,265
   10,000,000   Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 7/15/29                    10,157,500
    1,100,000   Green Tree Home Improvement Loan Trust,
                  Series 1995-F A4, 6.15%, 1/15/21              1,094,753
    3,000,000   Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            3,025,782
    6,693,000   Oakwood Mortgage Investors, Inc., Series
                  1995-A A3, 7.10%, 9/15/20                     6,888,435
    6,500,000   Van Kampen CLO-I Ltd., 6.02% VR, 10/8/07        6,485,005
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $44,976,354)
                                                               45,565,473
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (18.4%)
    2,750,000   AMBS, Series CS-1012 1, 7.06%, 7/25/02          2,810,157

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

    1,600,000   American Housing Trust, Series VI, Class
                  I-I, 9.15%, 5/25/20                     $     1,747,665
    1,500,000   Asset Securitization Corp., Series
                  1997-D4, Class A1C, 7.42%, 4/14/27            1,601,070
    3,201,169   CMC Securities Corp. II, Series 1993-2I
                  A2, 7.30% VR, 9/25/23                         3,228,183
      750,000   FHLMC, Series 1832 D, 6.50%, 6/15/08              757,298
      488,417   FNMA, Series 1988-5 Z, 9.20%, 3/25/18             518,005
    1,627,311   FNMA, Series 1989-27 Y, 6.90%, 6/25/19          1,635,903
    3,500,000   FNMA, Series 1994-M1 B, 6.50%, 10/25/03         3,527,347
    1,499,556   First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                     1,565,395
    5,000,000   Hospitality Properties Mortgage
                  Acceptance, Series 1996-C1, 6.31% VR,
                  12/6/04(b)                                    5,000,000
    1,950,185   L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                             2,162,309
    1,214,625   MLMI, Inc., Series 1994-I, 8.14% VR,
                  1/25/05                                       1,234,109
      700,414   RTC, Series 1991-14 A1, 7.61% VR,
                  1/25/22                                         706,303
    1,676,102   RTC, Series 1991-M5 A, 9.00%, 3/25/17           1,773,183
    2,235,257   RTC, Series 1992-4 A2, 7.68% VR, 7/25/28        2,252,720
    3,950,659   RTC, Series 1992-M3 A1, 7.75%, 7/25/30          3,946,287
    2,686,366   RTC, Series 1992-M3 A2, 8.63%, 7/25/30          2,683,849
    2,000,000   RTC, Series 1995-1 A2C, 7.50%, 10/25/28         2,030,935
    1,000,000   RTC, Series 1995-1 A2D, 7.50%, 10/25/28         1,014,531
    1,000,000   RTC, Series 1995-2 A1C, 7.45%, 5/25/29          1,010,000
      791,297   RTC, Series 1995-C2 A1C, 6.55%, 5/25/27           791,295
    2,150,000   RFMSI ARM, Series 1994-S13 A2, 7.00%,
                  5/25/24                                       2,151,675
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

    1,000,000   Vendee Mortgage Trust, Series 1992-2 2D,
                  7.75%, 12/15/14                         $     1,025,260
    3,653,810   Vendee Mortgage Trust, Series 1992-2 G,
                  7.25%, 2/15/19                                3,687,980
    3,250,000   Vendee Mortgage Trust, Series 1995-1C
                  3E, 8.00%, 7/15/18                            3,424,850
    3,000,000   Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                3,087,430
    1,500,000   Vendee Mortgage Trust, Series 1997-1 2D,
                  7.50%, 1/15/19                                1,525,670
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $56,388,530)                                                 56,899,409
                                                          ---------------
CORPORATE BONDS & NOTES (41.5%)
    2,250,000   Allied Signal, Inc., 9.88%, 6/1/02              2,564,415
      755,000   Allied Signal, Inc., 9.20%, 2/15/03               849,428
      600,000   Applied Materials, 6.70%, 9/6/05                  606,349
    5,400,000   Applied Materials, 7.00%, 9/6/05                5,554,909
    3,600,000   Cargill, Inc., 8.35%, 2/12/11(b)(h)             3,946,500
      700,000   Charles Schwab Corp., 7.19%, 5/31/01              716,529
    2,000,000   Charles Schwab Corp., 6.25%, 1/23/03            1,978,253
    2,000,000   Charles Schwab Corp., 6.88%, 9/2/03             2,026,222
    3,400,000   Chase Manhattan Corp., 8.63%, 5/1/02            3,689,048
    3,400,000   Citicorp, 9.50%, 2/1/02                         3,766,149
    3,000,000   CIT Group Holdings, 6.15%, 12/15/02             2,971,746
    1,500,000   Coca Cola Bottling Co., 6.85%, 11/01/07         1,519,393
    1,500,000   Colonial Pipeline, 7.13%, 8/15/02(b)            1,546,350
      625,000   Colonial Pipeline, 7.45%, 8/15/07(b)(h)           660,625

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    2,300,000   Continental Airlines, Inc., 7.15%,
                  6/30/07                                 $     2,333,833
    2,175,000   Corestates Capital Corp., 5.88%,
                  10/15/03                                      2,116,594
      750,000   Corestates Capital Corp., 6.41% VR,
                  1/15/27(b)(h)                                   739,564
    1,000,000   El Paso Natural Gas, 7.75%, 1/15/02             1,046,133
      200,000   First Bank N.A., 6.00%, 10/15/03                  196,226
    2,500,000   First Bank Systems, Inc., 8.00%, 7/2/04         2,700,517
    1,300,000   First Bank Systems, Inc., 7.63%, 5/1/05         1,383,686
    1,000,000   First Data Corp., 6.63%, 4/1/03                 1,014,226
    3,000,000   Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)(h)                           3,055,641
    1,700,000   Hyundai Semiconductor, 8.25%,
                  5/15/04(b)(h)                                 1,569,953
    1,500,000   LG-Caltex Oil, 7.88%, 7/1/06(b)(h)              1,559,943
    2,500,000   Lehman Brothers Holdings, Inc., 8.80%,
                  3/1/15                                        2,937,760
    5,065,000   Levi Strauss & Co., 6.80%, 11/1/03(b)           5,150,543
      500,000   MBNA Corp., 7.49%, 9/14/99                        510,033
    1,900,000   Massachusetts Institute of Technology,
                  7.25%, 11/2/2096                              2,113,860
    2,000,000   May Department Stores, 9.88%, 6/15/00           2,168,517
    5,635,000   Oracle Corp., 6.72%, 2/15/04                    5,711,016
    3,600,000   Paine Webber Group, Inc., 7.00%, 3/1/00         3,640,226
    1,250,000   Paine Webber Group, Inc., 6.90%, 8/15/03        1,256,519
    5,000,000   Pep Boys, 6.71%, 11/3/04                        5,026,110
    1,305,000   Petroliam Nasional Berhad, 6.63%,
                  10/18/01(b)(h)                                1,274,301
    2,750,000   Philip Morris Cos., Inc., 7.63%, 5/15/02        2,862,921
    2,500,000   Philip Morris Cos., Inc., 7.50%, 4/1/04         2,598,778
    2,709,000   Philips Electronics, 6.75%, 8/15/03             2,741,765
    2,000,000   Potomac Capital Investment Corp., 7.32%,
                  4/14/00                                       2,037,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    2,450,000   Prudential Insurance Co., 7.65%,
                  7/1/07(b)                               $     2,564,802
    3,000,000   Raytheon Co., 6.45%, 8/15/02                    3,014,070
    5,200,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     5,399,732
    2,500,000   Reynolds & Reynolds, 7.00%, 12/15/06            2,555,310
    1,750,000   Royal Carribbean Cruises, 7.13%, 9/18/02        1,799,031
    3,325,000   Scholastic Corp., 7.00%, 12/15/03               3,380,095
    2,250,000   Terra Nova Holdings, 10.75%, 7/1/05             2,525,001
    2,200,000   Terra Nova Holdings, 7.20%, 8/15/07(b)          2,245,793
    3,000,000   Texas Utilities, 6.20%, 10/1/02(b)              2,989,269
    2,100,000   Transamerica Financial, 6.41%, 6/20/00          2,111,805
      750,000   Tyco International Ltd., 6.50%, 11/1/01           753,796
    2,500,000   Tyco International Ltd., 6.38%, 1/15/04         2,491,975
    1,050,000   USA Waste Services, Inc., 7.00%, 10/1/04        1,067,695
    1,000,000   US West Capital Funding, Inc., 6.95%,
                  1/15/37                                       1,023,328
      885,000   United Missouri Bancshares, 7.30%,
                  2/24/03                                         909,568
    1,000,000   Universal Corp., 9.25%, 2/15/01                 1,077,585
      250,000   Vastar Resources, Inc., 6.95%, 11/8/06            255,896
      850,000   Whitman Corp., 7.50%, 2/1/03                      889,264
    1,000,000   Whitman Corp., 7.29%, 9/15/26                   1,051,021
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $125,808,029)
                                                              128,246,617
                                                          ---------------
MORTGAGE BACKED SECURITIES (7.7%)
FHLMC ARM (1.9%)
    1,234,133   Pool 410425, 7.86% VR, 9/1/26                   1,274,785
      765,749   Pool 410464, 6.40% VR, 11/1/26                    788,438
    1,512,046   Pool 606279, 7.28% VR, 2/1/15                   1,583,672
    2,129,862   Pool 846367, 7.41% VR, 4/1/29                   2,206,749
                                                          ---------------

TOTAL FHLMC ARM (COST $5,750,268)                               5,853,644
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (continued)
FNMA (5.8%)
    3,477,207   Pool 73919, 6.80%, 1/1/04                 $     3,504,364
    6,631,752   Pool 313687, 7.00%, 9/1/27                      6,631,606
      370,332   Pool 342042, 7.61% VR, 6/1/25                     385,123
    1,096,297   Pool 344689, 7.75% VR, 11/1/25                  1,140,874
      619,416   Pool 344692, 7.59% VR, 10/1/25                    644,130
      562,873   Pool 347712, 7.74% VR, 6/1/26                     583,334
    4,982,515   Pool 375168, 7.13%, 6/1/04                      5,166,151
                                                          ---------------
TOTAL FNMA (COST $18,071,195)                                  18,055,582
                                                          ---------------
GNMA (0.0%)
           99   Pool 665, 7.50%, 5/15/01                              101
        1,235   Pool 2218, 6.50%, 12/15/02                          1,238
                                                          ---------------

TOTAL GNMA (COST $1,240)                                            1,339
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $23,822,703)
                                                               23,910,565
                                                          ---------------
MUNICIPAL BONDS & NOTES (2.5%)
    3,500,000   Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.67%, 12/15/04                3,558,660
    3,805,000   Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA insured,
                  7.40%, 12/1/25                                4,029,571
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $7,409,751)
                                                                7,588,231
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.7%)
    2,900,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00(b)           2,915,752
    2,300,000   Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                       2,392,039
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $5,196,361)
                                                                5,307,791
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.6%)
U.S. TREASURY BONDS (11.2%)
    5,500,000   7.50%, 11/15/16(c)                        $     6,331,880
   12,500,000   7.13%, 2/15/23(c)                              14,084,375
   13,000,000   6.75%, 8/15/26(c)                              14,096,888
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $33,258,907)
                                                               34,513,143
                                                          ---------------
U.S. TREASURY NOTES (1.4%)
    4,000,000   7.00%, 7/15/06 (cost $4,280,625)(c)             4,285,009
                                                          ---------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $37,539,532)
                                                               38,798,152
                                                          ---------------
REPURCHASE AGREEMENTS (0.9%)
    2,903,064   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $2,904,448 (cost $2,903,064)(e)               2,903,064
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $304,044,324)
                                                          $   309,219,302
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       TOTAL RETURN BOND PORTFOLIO
----------------------------------------------------
CORPORATE BONDS & NOTES (19.3%)
    4,650,000   AT&T Capital Corp., 6.26%, 2/18/99        $     4,653,143
    1,498,125   GMAC, 6.05%, 10/4/99                            1,495,091
    1,000,000   Limited, Inc., 8.88%, 8/15/99                   1,037,567
      500,000   McDermott International, Inc., 6.50%,
                  4/20/98                                         500,285
    3,180,000   McDermott International, Inc., 6.50%,
                  4/23/98                                       3,181,818
      300,000   National Rural Utilities, 6.03%,
                  11/18/99                                        299,315
      200,000   Pennsylvania Power & Light Co., 5.50%,
                  4/1/98                                          199,673
    2,800,000   Philadelphia Electric, 7.50%, 1/15/99           2,839,939
    2,000,000   Puget Sound Power & Light, 6.41%,
                  9/16/99                                       2,007,171
    1,600,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                        1,671,372
    1,800,000   Unicom Corp., 6.00%, 3/15/98                    1,799,427
    1,000,000   Union Oil of California, 8.90%, 2/15/99         1,031,617

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 TOTAL RETURN BOND PORTFOLIO (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    3,875,000   Union Oil of California, 7.24%, 4/1/99    $     3,928,846
      800,000   Virginia Electric Power, 6.35%, 6/8/98            802,010
    1,000,000   Washington Natural Gas, 7.08%, 1/15/99          1,009,588
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $26,525,415)
                                                               26,456,862
                                                          ---------------
MORTGAGE BACKED SECURITIES (12.2%)
GMMA (12.2%)
    3,280,214   Pool 345066, 6.50%, 10/15/23                    3,238,621
    3,220,513   Pool 346960, 6.50%, 12/15/23                    3,179,677
    3,066,826   Pool 354692, 6.50%, 11/15/23                    3,027,939
    3,628,437   Pool 361398, 6.50%, 1/15/24                     3,580,216
    3,776,106   Pool 366641, 6.50%, 11/15/23                    3,728,225
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $15,990,117)
                                                               16,754,678
                                                          ---------------
U.S. TREASURY OBLIGATIONS (66.8%)
U.S. TREASURY BONDS (17.8%)
   10,000,000   9.38%, 2/15/06(c)                              12,215,630
      415,000   11.25%, 2/15/15                                   642,861
    1,325,000   7.50%, 11/15/16(c)                              1,525,407
    1,475,000   8.75%, 5/15/17                                  1,908,744
    3,575,000   8.13%, 8/15/19                                  4,412,894
    1,450,000   8.75%, 8/15/20                                  1,906,750
    1,700,000   7.13%, 2/15/23(c)                               1,915,475
                                                          ---------------
TOTAL U.S. TREASURY BONDS (COST $20,840,778)
                                                               24,527,761
                                                          ---------------
U.S. TREASURY NOTES (49.0%)
      925,000   8.25%, 7/15/98                                    939,454
    1,000,000   8.88%, 11/15/98                                 1,028,751
    2,450,000   5.75%, 12/31/98                                 2,450,768
    4,750,000   6.88%, 7/31/99                                  4,828,675
      350,000   7.75%, 11/30/99                                   362,688
    3,150,000   7.75%, 12/31/99                                 3,269,111
    4,050,000   8.50%, 2/15/00                                  4,271,487
    7,850,000   7.13%, 2/29/00(c)                               8,063,426
    6,875,000   6.88%, 3/31/00                                  7,031,839
   10,125,000   6.13%, 7/31/00(c)                              10,200,948
      650,000   8.00%, 5/15/01                                    692,657
    2,100,000   6.63%, 6/30/01(c)                               2,149,220
      500,000   7.25%, 8/15/04                                    537,188
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 TOTAL RETURN BOND PORTFOLIO (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

    1,000,000   6.50%, 5/15/05                            $     1,035,001
    2,000,000   6.88%, 5/15/06                                  2,123,751
   10,700,000   7.00%, 7/15/06(c)                              11,462,385
    6,675,000   6.25%, 2/15/07(c)                               6,827,279
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $69,927,150)
                                                               67,274,628
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $90,767,928)
                                                               91,802,389
                                                          ---------------
REPURCHASE AGREEMENTS (1.7%)
    2,327,940   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $2,329,050 (cost $2,327,940)(e)               2,327,940
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $135,611,400)
                                                          $   137,341,869
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                             INDEX PORTFOLIO
----------------------------------------------------
COMMON STOCK (95.6%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
       11,500   Pioneer Hi-Bred International, Inc.       $     1,174,430
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.8%)
       14,400   Harrah's Entertainment, Inc.(a)                   288,900
       94,600   Walt Disney Co.(c)                              8,981,080
                                                          ---------------
                                                                9,269,980
                                                          ---------------
APPAREL & ACCESSORY STORES (0.6%)
       25,100   CVS Corp.                                       1,666,010
       14,800   Charming Shoppes, Inc.(a)                          72,610
       37,200   Gap, Inc.(c)                                    1,997,170
       38,000   Limited, Inc.                                     914,370
       11,200   Nordstrom, Inc.(c)                                660,796
       24,300   TJX Cos., Inc.                                    838,350
                                                          ---------------
                                                                6,149,306
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
        9,900   Liz Claiborne, Inc.                               497,474
       17,600   V.F. Corp.                                        812,900
                                                          ---------------
                                                                1,310,374
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
       21,100   Autozone, Inc. (a)(c)                     $       633,000
        9,300   Pep Boys - Manny, Moe & Jack                      233,660
                                                          ---------------
                                                                  866,660
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES, & PARKING (0.0%)
       11,200   Ryder System, Inc.                                406,700
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.0%)
        4,000   Centex Corp.                                      253,500
        5,400   Kaufman & Broad Home Corp.                        117,110
        2,900   Pulte Corp.                                       117,630
                                                          ---------------
                                                                  488,240
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.6%)
      102,100   Home Depot, Inc.(c)                             5,711,210
       24,200   Lowe's Cos., Inc.(c)                            1,111,685
                                                          ---------------
                                                                6,822,895
                                                          ---------------
BUSINESS SERVICES (4.5%)
       46,500   3Com Corp.(a)                                   1,685,625
       10,000   Adobe Systems, Inc.                               420,000
        6,700   Autodesk, Inc.                                    257,530
       41,000   Automatic Data Processing, Inc.(c)              2,306,250
       57,200   C.U.C. International, Inc.(a)(c)                1,644,500
       21,800   Cabletron Systems, Inc.(a)                        501,400
       11,300   Ceridian Corp.(a)(c)                              495,790
       22,800   Cognizant Corp.                                   977,550
       76,351   Computer Associates International,
                  Inc.(a)(c)                                    3,974,970
       10,700   Computer Sciences Corp.(a)(c)                     847,305
       21,200   Equifax, Inc.                                     723,450
       62,900   First Data Corp.(c)                             1,780,855
       27,600   HBO & Co.(c)                                    1,238,550
       17,700   Interpublic Group of Cos., Inc.(c)                848,490
      167,900   Microsoft Corp.(a)                             23,757,850
       48,600   Novell, Inc.(a)                                   449,550
      137,301   Oracle Systems Corp.(a)(c)                      4,573,805
       17,900   Parametric Technology Co.(a)(c)                   905,070
        8,200   Safety Kleen Corp.                                227,550
        3,500   Shared Medical Systems Corp.                      224,000
           33   Siebel Systems, Inc.(a)                             1,385
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

       51,700   Sun Microsystems, Inc.(a)(c)              $     1,861,200
                                                          ---------------
                                                               49,702,675
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (11.2%)
      108,400   Abbott Laboratories                             7,046,000
       15,400   Air Products & Chemicals, Inc.(c)               1,180,985
        7,900   Alberto Culver Co.                                246,380
        9,200   Allergan, Inc.                                    311,650
       11,900   Alza Corp.(a)                                     317,580
       18,500   Avon Products, Inc.                             1,069,530
       38,900   Baxter International, Inc.(c)                   1,969,315
      140,100   Bristol-Myers Squibb Co.(c)                    13,116,860
       21,400   Clorox Co.                                      1,661,175
       41,400   Colgate-Palmolive Co.(c)                        2,766,040
       31,600   Dow Chemical Co.                                3,120,500
      158,200   E.I. du Pont de Nemours & Co.                   9,580,990
       11,000   Eastman Chemical Co.(c)                           664,125
        9,100   Ecolab, Inc.                                      464,100
      155,600   Eli Lilly & Co.                                 9,812,525
        5,200   FMC Corp.(a)                                      379,925
        7,600   Goodrich (B.F.) Co.(c)                            338,200
        8,400   Great Lakes Chemical Corp.                        376,950
       14,100   Hercules, Inc.                                    684,730
       15,300   International Flavors & Fragrances,
                  Inc.(c)                                         737,270
      186,600   Johnson & Johnson, Inc.                        11,744,140
       10,300   Mallinckrodt, Inc.                                381,100
      169,100   Merck & Co., Inc.                              15,990,520
       82,900   Monsanto Co.                                    3,621,695
       19,600   Morton International, Inc.                        667,625
        9,400   Nalco Chemical Co.                                364,835
       25,300   PPG Industries, Inc.                            1,465,815
      180,900   Pfizer, Inc.                                   13,160,475
       71,100   Pharmacia & Upjohn, Inc.                        2,399,625
       22,100   Praxair, Inc.                                     971,020
        8,700   Rohm & Haas Co.                                   799,855
      102,500   Schering-Plough Corp.                           6,425,470
       24,100   Sherwin-Williams Co.                              688,355
       15,620   Solutia, Inc.                                     356,330
       17,600   Union Carbide Corp.                               776,600
       10,200   W.R. Grace & Co.                                  742,050
       38,000   Warner-Lambert Co.(c)                           5,315,250
                                                          ---------------
                                                              121,715,590
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

COMMUNICATIONS (7.1%)
      227,700   AT&T Corp.                                $    12,722,740
       70,500   Airtouch Communications, Inc.(a)(c)             2,767,125
       26,100   Alltel Corp.                                    1,037,475
       76,900   Ameritech Corp.(c)                              5,926,105
      108,700   Bell Atlantic Corp.(c)                          9,701,475
      139,100   BellSouth Corp.                                 7,615,725
       13,900   Clear Channel Communications, Inc.(a)(c)          941,725
       49,100   Comcast Corp., Class A                          1,374,800
       23,000   Frontier Corp.(c)                                 563,500
      133,800   GTE Corp.                                       6,765,260
        5,200   King World Productions, Inc.(c)                   282,750
       79,500   MCI Communications Corp.                        3,493,030
       20,500   NextLevel Systems, Inc.(a)                        271,625
      127,800   SBC Communications, Inc.(c)                     9,305,435
       60,300   Sprint Corp.                                    3,531,315
       70,800   Tele-Communications, Inc.(a)(c)                 1,621,765
       67,200   U.S. West Communications Group(c)               3,036,600
       85,000   U.S. West Media Group(a)(c)                     2,257,810
      129,200   WorldCom, Inc.(a)(c)                            4,134,400
                                                          ---------------
                                                               77,350,660
                                                          ---------------
DEPOSITORY INSTITUTIONS (8.0%)
       83,800   Banc One Corp.(c)                               4,305,225
       52,700   Bank of New York Co., Inc.                      2,832,625
       97,500   BankAmerica Corp.(c)                            7,117,500
       20,600   BankBoston Corp.(c)                             1,835,975
       13,700   Bankers Trust New York Corp.(c)                 1,624,305
       27,900   Barnett Banks, Inc.                             1,963,465
       59,000   Chase Manhattan Corp.                           6,408,875
       64,200   Citicorp(c)                                     7,699,990
       14,800   Comerica, Inc.                                  1,260,775
       28,100   Corestates Financial Corp.                      2,172,485
       21,200   Fifth Third Bancorp                             1,494,600
       41,500   First Chicago NBD Corp.                         3,247,375
       78,000   First Union Corp.(c)                            3,802,500
       33,800   Fleet Financial Group, Inc.(c)                  2,232,910
        8,000   Golden West Financial Corp.(c)                    717,005
       13,300   H. F. Ahmanson & Co.                              791,350
       26,700   Huntington Bancshares, Inc.(c)                    907,800
       24,600   J.P. Morgan & Co., Inc.                         2,809,015
       29,900   KeyCorp                                         2,016,380
       34,700   Mellon Bank Corp.                               1,967,055
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (continued)

       29,800   National City Corp.(c)                    $     1,989,150
       98,400   NationsBank Corp.(c)                            5,910,155
      104,800   Norwest Corp.(c)(e)                             3,923,450
       41,400   PNC Bank Corp.(c)                               2,227,840
        7,800   Republic New York Corp.                           848,250
       22,700   State Street Corp.                              1,350,650
       29,200   Suntrust Banks, Inc.                            2,073,200
       34,300   U.S. Bancorp(c)                                 3,689,395
       22,600   Wachovia Corp.(c)                               1,740,200
       35,000   Washington Mutual, Inc.(c)                      2,419,375
       12,300   Wells Fargo & Co.(c)                            3,779,175
                                                          ---------------
                                                               87,158,050
                                                          ---------------
EATING & DRINKING PLACES (0.7%)
       21,400   Darden Restaurants, Inc.                          254,125
       17,700   Marriott International, Inc.                    1,282,145
       96,700   McDonald's Corp.                                4,689,950
       21,470   Tricon Global Restaurants, Inc. (a)               725,955
       18,400   Wendy's International, Inc.(c)                    386,400
                                                          ---------------
                                                                7,338,575
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (3.3%)
       26,400   American Electric Power Co.(c)                  1,308,450
       20,700   Baltimore Gas and Electric Co.(c)                 635,230
       29,800   Browning-Ferris Industries(c)                   1,063,485
       22,100   CINergy Corp.                                     787,315
       21,200   Carolina Power & Light Co.                        792,350
       29,700   Central & Southwest Corp.                         742,500
       14,800   Coastal Corp.(c)                                  866,725
        7,800   Columbia Gas System, Inc.                         567,450
       32,900   Consolidated Edison Co. of New York,
                  Inc.(c)                                       1,241,975
       13,300   Consolidated Natural Gas Co.                      802,990
       20,300   DTE Energy Co.(c)                                 666,095
       26,500   Dominion Resources, Inc.                        1,030,190
       50,400   Duke Energy Corp.(c)                            2,620,800
        2,900   Eastern Enterprises                               116,725
       54,400   Edison International                            1,458,600
       42,800   Enron Corp.(c)                                  1,658,500
       34,700   Entergy Corp.(c)                                  902,200
       25,600   FPL Group, Inc.(c)                              1,432,000
       34,100   FirstEnergy Corp.(a)                              920,700
       16,900   GPU, Inc.                                         667,550
       41,100   Houston Industries, Inc.                          973,560

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------
COMMON STOCK (continued)
ELECTRIC, GAS, & SANITARY SERVICES (continued)
       41,700   Laidlaw, Inc., Class B                    $       542,100
       20,200   Niagara Mohawk Power Corp.(a)                     193,160
        6,900   Nicor, Inc.                                       277,725
        9,700   Northern States Power Co.                         532,290
        4,000   Oneok, Inc.                                       149,500
       23,000   PP&L Resources, Inc.                              540,500
       41,400   PacifiCorp                                        965,140
       11,700   Pacific Enterprises                               413,890
       61,400   Pacific Gas & Electric Co.                      1,734,550
       31,200   Peco Energy Co.                                   758,550
        4,900   People's Energy Corp.                             179,465
       32,500   Public Service Enterprise Group, Inc.             948,595
       12,100   Sonat, Inc.(c)                                    527,110
       95,500   Southern Co.(c)                                 2,292,000
       33,700   Texas Utilities Co.                             1,348,000
       14,300   Union Electric Co.                                569,315
       63,500   Waste Management, Inc.                          1,563,690
       22,200   Williams Cos., Inc.(c)                          1,186,310
                                                          ---------------
                                                               35,977,280
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (7.7%)
       30,800   AMP, Inc.                                       1,337,875
       19,700   Advanced Micro Devices, Inc.                      429,705
        3,900   Aeroquip-Vickers, Inc.                            199,145
       12,800   Andrew Corp.(a)(c)                                339,200
       17,900   Cooper Industries, Inc.(c)                        924,090
       16,400   DSC Communications Corp.(a)                       370,025
       62,400   Emerson Electric Co.                            3,432,000
      459,700   General Electric Co.                           33,902,875
       11,200   Harris Corp.                                      531,300
      229,500   Intel Corp.                                    17,814,935
       19,800   LSI Logic Corp.(a)                                460,350
       89,700   Lucent Technologies, Inc.(c)                    7,187,215
       13,700   Maytag Corp.(c)                                   442,680
       29,500   Micron Technology, Inc.(a)(c)                     733,815
       83,300   Motorola, Inc.(c)                               5,237,490
       19,800   National Semiconductor
                  Corp.(a)(c)                                     655,875
        6,300   National Service Industries                       294,920
       37,500   Northern Telecom Ltd.                           3,367,965
        6,100   Raychem Corp.                                     576,830
       10,900   Scientific-Atlanta, Inc.                          218,000
       25,300   Tellabs, Inc.(a)(c)                             1,315,600

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       53,600   Texas Instruments, Inc.(c)                $     2,639,800
        7,900   Thomas & Betts Corp.                              358,465
       10,400   Whirlpool Corp.(c)                                570,050
                                                          ---------------
                                                               83,340,205
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (0.1%)
       24,000   Dun & Bradstreet Corp.                            672,000
        6,500   EG&G, Inc.                                        127,565
                                                          ---------------
                                                                  799,565
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.9%)
        4,200   Ball Corp.                                        161,700
        6,400   Crane Co.                                         269,600
       18,000   Crown Cork & Seal Co., Inc.                       878,625
       78,100   Gillette Co.(c)                                 7,209,605
       15,600   Parker-Hannifin Corp.                             694,200
        8,500   Snap-On, Inc.                                     373,470
       12,500   Stanley Works                                     550,780
                                                          ---------------
                                                               10,137,980
                                                          ---------------
FOOD STORES (0.4%)
       34,100   Albertson's, Inc.                               1,513,190
       38,200   American Stores Co.                               756,840
        8,400   Giant Food, Inc., Class A                         283,500
        5,400   Great Atlantic & Pacific Tea Co.                  166,725
       35,600   Kroger Co.(a)(c)                                1,225,980
       20,900   Winn-Dixie Stores, Inc.(c)                        845,145
                                                          ---------------
                                                                4,791,380
                                                          ---------------
FOOD & KINDRED PRODUCTS (7.4%)
        5,200   Adolph Coors Co.                                  187,200
       69,100   Anheuser-Busch Cos., Inc.                       2,984,260
       78,500   Archer Daniels Midland Co.                      1,677,935
        9,700   Brown-Forman Corp.                                498,340
       20,100   CPC International, Inc.                         2,077,840
       64,500   Campbell Soup Co.                               3,612,000
      347,400   Coca-Cola Co.                                  21,712,500
       67,000   Conagra, Inc.(c)                                2,407,815
       22,600   General Mills, Inc.                             1,672,400
       51,500   Heinz (H.J.) Co.                                2,578,220
       20,000   Hershey Foods Corp.(c)                          1,227,500
       58,100   Kellogg Co.(c)                                  2,694,385

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
FOOD & KINDRED PRODUCTS (continued)

      214,700   PepsiCo, Inc.                             $     7,917,065
      189,800   Procter & Gamble Co.(c)                        14,484,115
       19,100   Quaker Oats Co.                                 1,012,300
       14,900   Ralston-Ralston Purina Group                    1,385,700
       67,300   Sara Lee Corp.                                  3,558,490
       52,000   Seagram Co. Ltd.                                1,680,250
       89,600   Unilever N.V.(c)                                5,202,400
       14,200   Whitman Corp.                                     373,640
       16,300   Wrigley (Wm) Jr. Co.                            1,289,740
                                                          ---------------
                                                               80,234,095
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
       23,900   Masco Corp.(c)                                  1,126,290
                                                          ---------------
GENERAL MERCHANDISE STORES (2.5%)
       29,600   Costco Cos., Inc.(a)                            1,311,650
       30,400   Dayton Hudson Corp.                             2,019,700
       15,900   Dilliards, Inc.                                   581,345
       29,100   Federated Department Stores, Inc.(a)(c)         1,325,865
        9,900   Harcourt General, Inc.                            542,025
       34,600   J.C. Penney Co., Inc.                           2,223,050
       68,000   KMart Corp.(a)(c)                                 854,250
       32,200   May Department Stores Co.                       1,730,750
        5,200   Mercantile Stores Co., Inc.                       336,050
       54,900   Sears Roebuck and Co.                           2,515,105
      317,500   Wal-Mart Stores, Inc.(c)                       12,680,155
       18,800   Woolworth Corp.(a)                                406,550
                                                          ---------------
                                                               26,526,495
                                                          ---------------
HEALTH SERVICES (0.5%)
       15,400   Beverly Enterprises, Inc.(a)(c)                   261,800
       87,800   Columbia/HCA Healthcare Corp.(c)                2,590,100
       48,100   HEALTHSOUTH Corp.(a)(c)                         1,262,625
        8,900   Manor Care, Inc.                                  313,725
       42,200   Tenet Healthcare Corp.(a)(c)                    1,337,215
                                                          ---------------
                                                                5,765,465
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
       11,800   Fluor Corp.(c)                                    424,060
        5,700   Foster Wheeler Corp.                              175,630
       35,400   Halliburton Co.                                 1,909,390
                                                          ---------------
                                                                2,509,080
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

HOLDING & OTHER INVESTMENT OFFICES (0.1%)
       25,700   Conseco Inc.(c)                           $     1,196,655
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.0%)
       13,700   Circuit City Stores(c)                            449,530
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.4%)
       22,200   HFS Inc.(a)                                     1,523,475
       35,000   Hilton Hotels Corp.(c)                          1,089,375
       16,300   ITT Corp.(a)                                    1,236,765
       24,800   Mirage Resorts, Inc.(a)                           589,000
                                                          ---------------
                                                                4,438,615
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.7%)
       17,700   Apple Computer, Inc.(a)(c)                        314,175
       50,800   Applied Materials, Inc.(a)(c)                   1,676,400
       23,100   Baker Hughes, Inc.(c)                             967,315
       27,900   Bay Networks, Inc.(a)                             838,740
       13,200   Black & Decker Corp.(c)                           485,100
        3,600   Briggs & Stratton Corp.                           184,050
       13,900   Brunswick Corp.                                   464,780
       10,400   Case Corp.(c)                                     644,800
       52,900   Caterpillar, Inc.(c)                            2,535,895
        5,600   Cincinnati Milacron, Inc.                         165,550
       95,700   Cisco Systems, Inc.(a)                          8,254,125
      107,200   Compaq Computer Corp.(a)(c)                     6,693,300
        5,400   Cummins Engine Co., Inc.(c)                       347,625
        6,600   Data General Corp.(a)                             118,385
       35,800   Deere & Co.                                     1,962,285
       46,300   Dell Computer Corp.(a)(c)                       3,897,880
       21,400   Digital Equipment Corp.(a)(c)                   1,053,950
       15,700   Dover Corp.                                     1,052,880
       24,700   Dresser Industries, Inc.                          923,165
       69,000   EMC Corp.(a)(c)                                 2,091,565
        7,000   General Signal Corp.                              285,685
        6,900   Harnischfeger Industries, Inc.                    263,490
      150,700   Hewlett-Packard Co.                             9,202,120
      137,800   IBM Corp.(c)                                   15,097,715
       24,000   Ingersoll-Rand Co.(c)                             981,000
        7,700   McDermott International, Inc.(c)                  242,550
       17,700   Pall Corp.                                        373,915
       20,400   Pitney Bowes, Inc.                              1,714,875
       34,400   Seagate Technology, Inc.(a)                       780,450
       24,800   Silicon Graphics, Inc.(a)(c)                      325,500
       15,200   Tandy Corp.                                       653,600

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

       24,000   Tenneco, Inc.                             $     1,039,500
        8,800   Timken Co.                                        311,850
       74,600   Tyco International Ltd.(c)                      2,928,050
        7,500   UNOVA, Inc.(a)                                    126,565
       24,500   Unisys Corp.(a)(c)                                350,655
       99,300   Westinghouse Electric Corp.(c)                  2,979,000
                                                          ---------------
                                                               72,328,485
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
       23,800   Aon Corp.(c)                                    1,259,910
       22,800   Humana, Inc.(a)                                   505,875
       24,300   Marsh & McLennan Cos., Inc.                     1,808,830
                                                          ---------------
                                                                3,574,615
                                                          ---------------
INSURANCE CARRIERS (4.3%)
       21,100   Aetna Life & Casualty, Inc.                     1,590,415
       60,700   Allstate Corp.(c)                               5,212,615
       35,500   American General Corp.(c)                       1,912,560
       98,701   American International Group, Inc.              9,950,195
       10,400   CIGNA Corp.                                     1,739,400
       24,500   Chubb Corp.                                     1,737,970
       11,100   General Re Corp.                                2,203,350
       16,500   Hartford Financial Services Group, Inc.         1,381,875
        9,900   Jefferson-Pilot Corp.                             755,495
       14,500   Lincoln National Corp.                          1,034,940
       16,100   Loews Corp.(c)                                  1,708,615
       13,000   MBIA, Inc.(c)                                     817,375
       15,600   MGIC Investment Corp.(c)                          911,625
       10,000   Progressive Corp.                               1,020,000
       13,100   Providian Corp.                                   577,220
       17,700   Safeco Corp.(c)                                   865,090
       11,700   St. Paul Cos., Inc.(c)                            936,000
       27,400   SunAmerica, Inc.(c)                             1,109,700
       19,600   Torchmark Corp.                                   799,930
      160,447   Travelers Group, Inc.(c)                        8,102,450
       15,500   USF&G Corp.(c)                                    312,905
       26,100   United Healthcare Corp.(c)                      1,358,830
       19,600   Unum Corp.                                        929,775
                                                          ---------------
                                                               46,968,330
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
       15,300   Louisiana-Pacific Corp.                           308,870
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
        8,000   Bard (C.R.), Inc.(c)                      $       239,500
        7,800   Bausch & Lomb, Inc.(c)                            309,075
       17,100   Becton, Dickinson & Co.(c)                        881,720
       15,600   Biomet, Inc.(c)                                   372,450
       27,300   Boston Scientific Corp.(a)                      1,233,620
       45,700   Eastman Kodak Co.                               2,770,565
       20,800   Guidant Corp.                                   1,336,400
       17,800   Honeywell, Inc.                                 1,165,900
       11,700   Johnson Controls, Inc.                            536,010
       11,700   KLA-Tencor Corp.(a)(c)                            453,375
       65,300   Medtronic, Inc.                                 3,118,075
        6,100   Millipore Corp.                                   236,375
        6,100   Perkin-Elmer Corp.(c)                             424,330
        6,300   Polaroid Corp.(c)                                 267,750
       33,100   Raytheon Co.(c)                                 1,851,530
       12,800   St. Jude Medical, Inc.(a)(c)                      379,200
        7,050   Tektronix, Inc.                                   295,660
       21,000   Thermo Electron Corp.(a)(c)                       773,060
       10,200   U.S. Surgical Corp.                               269,025
       45,400   Xerox Corp.(c)                                  3,527,010
                                                          ---------------
                                                               20,440,630
                                                          ---------------
METAL MINING (0.3%)
       52,200   Barrick Gold Corp.(c)                             864,560
       32,200   Battle Mountain Gold Co.                          163,010
       13,100   Cyprus Amax Minerals Co.(c)                       239,895
       19,500   Echo Bay Mines Ltd.                                45,090
       28,100   Freeport McMoran Inc., Class B                    588,340
       20,600   Homestake Mining Co.(c)                           216,300
       21,900   Newmont Mining Corp.(c)                           658,370
       33,600   Placer Dome, Inc.                                 411,600
                                                          ---------------
                                                                3,187,165
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       17,900   Hasbro, Inc.(c)                                   520,215
       16,600   ITT Industries, Inc.                              527,050
        5,400   Jostens, Inc.                                     129,600
       40,901   Mattel, Inc.(c)                                 1,638,575
        1,100   NACCO Industries, Inc.                            119,765
                                                          ---------------
                                                                2,935,205
                                                          ---------------
MISCELLANEOUS RETAIL (0.5%)
        5,500   Longs Drug Stores, Inc.                           160,875
       17,200   Rite Aid Corp.(c)                               1,130,900

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
MISCELLANEOUS RETAIL (continued)

       40,000   Toys "R" Us, Inc.(a)(c)                   $     1,365,000
       69,000   Walgreen Co.(c)                                 2,220,940
                                                          ---------------
                                                                4,877,715
                                                          ---------------
MOTION PICTURES (0.1%)
       30,300   Unicom Corp.(c)                                   882,490
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.0%)
        5,500   Caliber System, Inc.                              293,905
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
       65,900   American Express Co.                            5,197,865
        7,500   Beneficial Corp.                                  582,190
       15,600   Countrywide Credit Industries, Inc.               638,625
       97,400   FHLMC(c)                                        4,017,750
      148,700   Fannie Mae                                      7,853,215
       19,000   Green Tree Financial Corp.(c)                     581,875
       14,900   Household International, Inc.                   1,877,400
       70,200   MBNA Corp.(c)                                   1,864,685
        8,600   Transamerica Corp.                                933,635
                                                          ---------------
                                                               23,547,240
                                                          ---------------
OIL & GAS EXTRACTION (1.1%)
        8,400   Anadarko Petroleum Corp.                          546,000
       12,600   Apache Corp.(c)                                   463,050
       24,820   Burlington Resources, Inc.                      1,104,490
        3,500   Helmerich & Payne, Inc.                           266,220
       46,200   Occidental Petroleum Corp.(c)                   1,371,565
       14,800   Oryx Energy Co.(a)                                399,600
       12,000   Rowan Cos., Inc.(a)                               408,000
       69,200   Schlumberger Ltd.                               5,696,030
       35,600   Union Pacific Resources Group, Inc.               885,550
        7,500   Western Atlas, Inc.(a)                            521,715
                                                          ---------------
                                                               11,662,220
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.9%)
       14,500   Avery Dennison Corp.                              607,185
        7,400   Bemis Co., Inc.(c)                                311,725
        6,900   Boise Cascade Corp.                               232,440
       13,400   Champion International Corp.                      717,740
       26,500   Fort James Corp.(c)                             1,036,815
       12,800   Georgia Pacific Corp.(c)                        1,092,805
       18,600   IKON Office Solutions, Inc.                       566,140
       42,200   International Paper Co.(c)                      2,001,860
       78,400   Kimberly-Clark Corp.(c)                         4,081,705
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
PAPER & ALLIED PRODUCTS (continued)

        7,300   Mead Corp.                                $       471,305
       58,300   Minnesota Mining & Manufacturing Co.            5,680,605
       13,900   Stone Container Corp.                             173,750
        8,300   Temple-Inland, Inc.(c)                            474,140
        9,700   Union Camp Corp.                                  582,605
       14,300   Westvaco Corp.(c)                                 466,535
       27,800   Weyerhaeuser Co.(c)                             1,468,185
       15,600   Willamette Industries                             547,950
                                                          ---------------
                                                               20,513,490
                                                          ---------------
PERSONAL SERVICES (0.2%)
       14,600   H & R Block, Inc.                                 598,600
       35,200   Service Corp. International                     1,287,000
                                                          ---------------
                                                                1,885,600
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (6.8%)
       13,000   Amerada Hess Corp.                                728,000
       69,200   Amoco Corp.(c)                                  6,228,000
       10,400   Ashland, Inc.                                     485,550
       45,100   Atlantic Richfield Co.                          3,675,650
       91,600   Chevron Corp.(c)                                7,345,175
      347,900   Exxon Corp.                                    21,221,900
        6,700   Kerr-McGee Corp.                                  444,295
      110,200   Mobil Corp.                                     7,927,515
        6,600   Pennzoil Co.                                      439,725
       36,900   Phillips Petroleum Co.(c)                       1,787,345
      300,500   Royal Dutch Petroleum Co.(c)                   15,832,590
       10,200   Sun Co., Inc.(c)                                  412,465
       73,800   Texaco, Inc.(c)                                 4,169,700
       40,300   USX-Marathon Group, Inc.(c)                     1,380,275
       35,000   Unocal Corp.(c)                                 1,393,435
                                                          ---------------
                                                               73,471,620
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.7%)
       92,600   American Home Products Corp.                    6,470,425
       37,100   Amgen, Inc.(a)                                  1,896,740
                                                          ---------------
                                                                8,367,165
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.6%)
       31,800   Alcan Aluminum Ltd.                               856,610
       24,700   Allegheny Teledyne, Inc.(c)                       636,025
       24,300   Aluminum Co. of America(c)                      1,634,175
       15,000   Armco, Inc.(a)                                     79,690
        6,000   Asarco, Inc.                                      149,255

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)

       15,700   Bethlehem Steel Corp.(a)                  $       160,925
       20,200   Engelhard Corp.                                   359,810
       23,300   Inco Ltd.(c)                                      444,155
        6,900   Inland Steel Industries, Inc.(c)                  131,965
       12,300   Nucor Corp.                                       615,000
        8,700   Phelps Dodge Corp.                                576,375
       10,200   Reynolds Metals Co.                               580,765
       12,000   USX-US Steel Group, Inc.(c)                       375,750
       13,500   Worthington Industries, Inc.                      244,690
                                                          ---------------
                                                                6,845,190
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.4%)
       10,500   American Greetings Corp.                          385,875
       11,500   Deluxe Corp.                                      406,095
       13,400   Dow Jones & Co., Inc.                             677,540
       39,600   Gannett Co., Inc.                               2,299,275
        4,300   John H. Harland Co.                                88,960
       11,900   Knight-Ridder, Inc.                               596,485
       14,000   McGraw-Hill Cos., Inc.(c)                         958,125
        7,500   Meredith Corp.                                    261,560
       12,600   Moore Corp. Ltd.                                  196,085
       13,400   New York Times Co.(c)                             795,625
       20,500   R.R. Donnelley & Sons Co.(c)                      722,625
       78,300   Time Warner, Inc.(c)                            4,560,975
       13,400   Times Mirror Co.(c)                               795,625
       17,200   Tribune Co.                                       969,650
       49,400   Viacom, Inc., Class B(a)(c)                     1,729,000
                                                          ---------------
                                                               15,443,500
                                                          ---------------
RAILROAD TRANSPORTATION (0.7%)
       21,600   Burlington Northern Santa Fe Corp.(c)           1,976,400
       30,500   CSX Corp.                                       1,595,530
       52,800   Norfolk Southern Corp.(c)                       1,679,700
       34,600   Union Pacific Corp.                             2,076,000
                                                          ---------------
                                                                7,327,630
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.6%)
        5,700   Armstrong World Industries(c)                     392,945
       11,000   Cooper Tire and Rubber Co.                        246,130
       21,900   Goodyear Tire & Rubber Co.(c)                   1,329,055
       34,900   Illinois Tool Works, Inc.(c)                    1,912,960
       40,500   Nike, Inc., Class B(c)                          1,971,845
        7,900   Reebok International Ltd.(a)                      310,565
       21,000   Rubbermaid, Inc.                                  509,250
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)

        8,600   Tupperware Corp.                          $       205,325
                                                          ---------------
                                                                6,878,075
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.9%)
       36,750   Charles Schwab Corp.                            1,417,170
       46,400   Merrill Lynch & Co. Inc.(c)                     3,256,700
       85,200   Morgan Stanley, Dean Witter, Discover &
                  Co.                                           4,627,430
                                                          ---------------
                                                                9,301,300
                                                          ---------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (0.3%)
       32,100   Corning, Inc.                                   1,362,240
       22,300   Newell Co.                                        910,115
        7,500   Owens-Corning Corp.                               275,625
       20,200   Owens-Illinois, Inc. (a)                          684,270
                                                          ---------------
                                                                3,232,250
                                                          ---------------
TEXTILE MILL PRODUCTS (0.1%)
       10,700   Fruit of the Loom, Inc.(a)(c)                     249,440
        5,100   Russell Corp.                                     155,870
        2,800   Springs Industries, Inc., Class A                 141,220
                                                          ---------------
                                                                  546,530
                                                          ---------------
TOBACCO PRODUCTS (1.5%)
       24,100   Fortune Brands, Inc.                              872,115
      340,300   Philip Morris Cos., Inc.                       14,803,050
       25,700   UST, Inc.                                         793,490
                                                          ---------------
                                                               16,468,655
                                                          ---------------
TRANSPORTATION BY AIR (0.5%)
       12,800   AMR Corp.(a)                                    1,551,200
       10,300   Delta Airlines, Inc.(c)                         1,147,805
       16,000   Federal Express Corp.(a)(c)                     1,073,000
       30,600   Southwest Airlines Co.                            747,790
       13,000   U.S. Air Group, Inc.(a)                           716,625
                                                          ---------------
                                                                5,236,420
                                                          ---------------
TRANSPORTATION EQUIPMENT (3.8%)
       79,400   Allied Signal, Inc.                             2,947,725
      143,101   Boeing Co.                                      7,602,230
       93,700   Chrysler Corp.(c)                               3,215,080
       15,000   Dana Corp.                                        701,250
       10,800   Eaton Corp.                                     1,019,925
        8,700   Echlin, Inc.                                      275,680
        5,000   Fleetwood Enterprises, Inc.                       178,440

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION EQUIPMENT (continued)

      166,700   Ford Motor Co.(c)                         $     7,168,100
        8,800   General Dynamics Corp.(c)                         762,300
      102,200   General Motors Corp.(c)                         6,234,200
       27,100   Lockheed Martin Corp.(c)                        2,643,940
       10,300   Navistar International Corp.(a)                   226,600
        9,300   Northrop Grumman Corp.                          1,048,575
       10,900   Paccar, Inc.                                      599,500
       29,000   Rockwell International Corp.                    1,413,750
       17,200   TRW, Inc.                                         976,100
       23,100   Textron, Inc.(c)                                1,365,785
       33,200   United Technologies Corp.                       2,487,925
                                                          ---------------
                                                               40,867,105
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.2%)
       25,200   Genuine Parts Co.(c)                              806,400
        6,800   Grainger (W.W.), Inc.(c)                          636,650
        4,000   Potlatch Corp.                                    194,500
                                                          ---------------
                                                                1,637,550
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
       15,200   Cardinal Health, Inc.(c)                        1,151,400
        5,300   Fleming Cos., Inc.                                 88,115
       14,000   Sigma Aldrich                                     505,750
        8,400   Supervalu, Inc.(c)                                330,220
       24,400   Sysco Corp.                                     1,087,325
                                                          ---------------
                                                                3,162,810
                                                          ---------------
TOTAL COMMON STOCK (COST $667,616,075)                      1,039,238,530
                                                          ---------------
COMMERCIAL PAPER (1.1%)
   11,870,000   Bear Stearns Cos., Inc., 5.78%, 12/1/97
                  (cost $11,870,000)                           11,870,000
                                                          ---------------
TIME DEPOSITS (3.0%)
    8,100,000   Den Danske Bank New York, Grand Cayman
                  Branch, 5.66%, 12/1/97                        8,100,000
    2,400,000   Norddeutsche Landesbank Girozentrale,
                  5.66%, 12/1/97                                2,400,000
   22,000,000   Union Bank of Switzerland, 5.59%,
                  12/2/97                                      22,000,000
                                                          ---------------
TOTAL TIME DEPOSITS (COST $32,500,000)                         32,500,000
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------
U.S. TREASURY BILLS (0.3%)
    2,765,000   5.33% yield, 1/22/98 (cost
                  $2,744,556)(f)                          $     2,744,473
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $714,730,631)
                                                          $ 1,086,353,003
                                                          ---------------
                                                          ---------------
FINANCIAL INSTRUMENTS (0.0%)
FINANCIAL FUTURES CONTRACTS (0.0%)

                                                                UNREALIZED
POSITION     CONTRACTS                   INDEX                 APPRECIATION
---------  -------------  -----------------------------------  ------------
Long                70    S&P 500 Futures,
                            Expiring December 1, 1997          $    600,300
Long               126    S&P 500 Futures, Expiring March 1,
                            1998                                    (91,175)
                                                               ------------
                                                               $    509,125
                                                               ------------
                                                               ------------

----------------------------------------------------
                         INCOME EQUITY PORTFOLIO
----------------------------------------------------
COMMON STOCK (99.3%)
BUSINESS SERVICES (1.6%)
      608,900   Cognizant Corp.                           $    26,106,587
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.7%)
      845,200   E.I. du Pont de Nemours & Co.(c)               51,187,425
      742,000   Morton International, Inc.                     25,274,375
                                                          ---------------
                                                               76,461,800
                                                          ---------------
COMMUNICATIONS (6.2%)
    1,113,200   AT&T Corp.(c)                                  62,200,050
      782,600   GTE Corp.                                      39,570,212
                                                          ---------------
                                                              101,770,262
                                                          ---------------
DEPOSITORY INSTITUTIONS (4.8%)
      349,450   J.P. Morgan & Co., Inc.(c)                     39,902,821
      355,950   U.S. Bancorp(c)                                38,286,871
                                                          ---------------
                                                               78,189,692
                                                          ---------------
EATING & DRINKING PLACES (2.0%)
      602,750   McDonald's Corp.                               29,233,374
       91,564   Tricon Global Restaurants, Inc. (a)             3,096,007
                                                          ---------------
                                                               32,329,381
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (7.8%)
      493,000   Consolidated Natural Gas Co.(c)                29,764,875
      274,150   FPL Group, Inc.(c)                             15,335,265

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

      740,600   Pacific Gas & Electric Co.(c)             $    20,921,951
      604,100   Public Service Enterprise Group, Inc.          17,632,168
      526,350   Texas Utilities Co.                            21,054,000
      937,700   Waste Management, Inc.(c)                      23,090,862
                                                          ---------------
                                                              127,799,121
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (11.1%)
    1,008,800   AMP, Inc.(c)                                   43,819,750
      513,200   Emerson Electric Co.(c)                        28,226,000
      536,600   General Electric Co.(c)                        39,574,250
      567,600   Honeywell, Inc.                                37,177,800
      391,574   Lucent Technologies, Inc.(c)                   31,374,787
                                                          ---------------
                                                              180,172,587
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.7%)
    1,563,600   Dun & Bradstreet Corp.                         43,780,800
                                                          ---------------
FOOD & KINDRED PRODUCTS (7.5%)
      915,640   PepsiCo, Inc.(c)                               33,764,224
      554,800   Procter & Gamble Co.(c)                        42,338,178
      877,250   Sara Lee Corp.(c)                              46,384,593
                                                          ---------------
                                                              122,486,995
                                                          ---------------
GENERAL MERCHANDISE STORES (7.8%)
      482,900   Dayton Hudson Corp.(c)                         32,082,668
      538,400   J.C. Penney Co., Inc.(c)                       34,592,201
      729,500   May Department Stores Co.(c)                   39,210,624
      473,830   Sears, Roebuck & Co.                           21,707,336
                                                          ---------------
                                                              127,592,829
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.4%)
      901,800   Hewlett-Packard Co.(c)                         55,066,164
                                                          ---------------
INSURANCE CARRIERS (2.3%)
      686,750   American General Corp.(c)                      36,998,658
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.6%)
      444,050   Eastman Kodak Co.                              26,920,531
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (5.1%)
      412,300   American Express Co.(c)                        32,520,164
      470,900   Transamerica Corp.(c)                          51,122,081
                                                          ---------------
                                                               83,642,245
                                                          ---------------
----------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

OIL & GAS EXTRACTION (2.0%)
      395,100   Schlumberger Ltd.(c)                      $    32,521,668
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.7%)
      452,150   Minnesota Mining & Manufacturing Co.           44,056,365
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (9.7%)
      538,200   Atlantic Richfield Co.                         43,863,300
      458,750   Chevron Corp.(c)                               36,786,015
      524,700   Exxon Corp.                                    32,006,700
      301,499   Mobil Corp.(c)                                 21,689,159
      440,602   Royal Dutch Petroleum Co. ADR(c)               23,214,112
                                                          ---------------
                                                              157,559,286
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (8.0%)
      461,450   American Home Products Corp.                   32,243,820
      520,750   Johnson & Johnson(c)                           32,774,703
      287,400   Merck & Co., Inc.                              27,177,262
      530,400   Pfizer, Inc.                                   38,586,600
                                                          ---------------
                                                              130,782,385
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.5%)
      678,800   Deluxe Corp.                                   23,976,309
                                                          ---------------
TOBACCO PRODUCTS (5.1%)
    1,336,600   Fortune Brands, Inc.                           48,368,212
      794,450   Philip Morris Cos., Inc.                       34,558,575
                                                          ---------------
                                                               82,926,787
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.7%)
      369,300   United Technologies Corp.                      27,674,416
                                                          ---------------

TOTAL COMMON STOCK (COST $1,035,486,336)                    1,618,814,868
                                                          ---------------
REPURCHASE AGREEMENTS (0.7%)
   11,321,466   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $11,326,863 (cost $11,321,466)(e)            11,321,466
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,046,807,802)
                                                          $ 1,630,136,334
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                     LARGE COMPANY GROWTH PORTFOLIO
----------------------------------------------------
COMMON STOCK (99.4%)
AMUSEMENT & RECREATION SERVICES (2.2%)
      211,980   Walt Disney Co.(c)                        $    20,124,851
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.6%)
      380,600   Cintas Corp.(c)                                14,795,825
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (4.1%)
       71,400   Fastenal Co.(c)                                 3,784,200
      605,289   Home Depot, Inc.(c)                            33,858,353
                                                          ---------------
                                                               37,642,553
                                                          ---------------
BUSINESS SERVICES (15.7%)
      211,700   DST Systems, Inc.(a)                            7,846,131
      854,600   First Data Corp.(c)                            24,195,862
      268,250   Fiserv, Inc.(a)(c)                             13,010,125
      458,200   HBO & Co.(c)                                   20,561,725
      500,940   Microsoft Corp.(a)                             70,883,010
      350,500   Sungard Data Systems, Inc.(a)(c)                9,069,188
                                                          ---------------
                                                              145,566,041
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (16.0%)
      820,500   Intel Corp.(c)                                 63,691,313
      366,600   Molex, Inc., Class A                           12,739,315
      206,760   Motorola, Inc.(c)                              13,000,035
      465,200   Solectron Corp.(a)(c)                          16,950,725
    1,034,400   Telefonaktiebolaget LM Ericsson, Series
                  B                                            41,828,550
                                                          ---------------
                                                              148,209,938
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.2%)
      285,600   Gartner Group, Inc.(a)(c)                       8,318,100
      306,315   Paychex, Inc.(c)                               12,558,751
                                                          ---------------
                                                               20,876,851
                                                          ---------------
FOOD & KINDRED PRODUCTS (3.3%)
      487,000   Coca-Cola Co.                                  30,437,500
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (8.1%)
      511,650   Franklin Resources, Inc.(c)                    45,984,543
      440,900   T. Rowe Price(c)                               28,658,500
                                                          ---------------
                                                               74,643,043
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.3%)
      540,800   Cisco Systems, Inc.(a)(c)                      46,644,000
----------------------------------------------------
               LARGE COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

      340,400   Hewlett-Packard Co.(c)                    $    20,785,675
                                                          ---------------
                                                               67,429,675
                                                          ---------------
INSURANCE CARRIERS (4.8%)
      438,762   American International Group, Inc.(c)          44,232,694
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (5.1%)
      977,900   Medtronic, Inc.(c)                             46,694,725
                                                          ---------------
MISCELLANEOUS RETAIL (2.3%)
      547,500   Staples, Inc.(a)(c)                            15,432,656
      230,900   Viking Office Products, Inc.(a)(c)              5,353,993
                                                          ---------------
                                                               20,786,649
                                                          ---------------
OIL & GAS EXTRACTION (5.2%)
      586,100   Schlumberger, Ltd.(c)                          48,243,358
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (8.7%)
      326,200   Merck & Co., Inc.(c)                           30,846,289
      682,500   Pfizer, Inc.                                   49,651,875
                                                          ---------------
                                                               80,498,164
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (8.4%)
    1,652,250   Charles Schwab Corp.(c)                        63,714,890
      194,000   Donaldson, Lufkin & Jenrette, Inc.             14,137,750
                                                          ---------------
                                                               77,852,640
                                                          ---------------
TOBACCO PRODUCTS (2.7%)
      570,500   Philip Morris Cos., Inc.                       24,816,750
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (1.7%)
      209,100   Cardinal Health, Inc.(c)                       15,839,324
                                                          ---------------

TOTAL COMMON STOCK (COST $512,492,771)                        918,690,581
                                                          ---------------
REPURCHASE AGREEMENTS (0.6%)
    5,130,508   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $5,132,954 (cost $5,130,508)(e)               5,130,508
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $517,623,279)
                                                          $   923,821,089
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                     SMALL COMPANY STOCK PORTFOLIO
----------------------------------------------------
COMMON STOCK (98.5%)
APPAREL & ACCESSORY STORES (2.2%)
      134,500   Dress Barn, Inc.(a)                       $    3,463,375
      105,400   Stage Stores, Inc.(a)                          4,439,976
                                                          --------------
                                                               7,903,351
                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.1%)
      121,110   Oshkosh B'Gosh, Inc.                           3,936,075
                                                          --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (1.5%)
      200,200   Service Experts, Inc.(a)                       5,442,937
                                                          --------------
BUSINESS SERVICES (19.1%)
      179,400   ACNielson Corp.(a)                             4,025,288
      495,900   Accelr8 Technology Corp.(a)(c)                10,847,812
      118,100   Billing Information Concepts(a)                5,255,450
      218,000   Cerner Corp.(a)                                5,245,626
      141,400   Ciber, Inc.(a)(c)                              6,221,600
      156,300   Computer Horizons Corp.(a)                     5,157,900
      120,800   Computer Task Group, Inc.                      3,805,200
      217,500   INSpire Insurance Solutions, Inc.(a)           4,132,500
      286,765   Leasing Solutions, Inc.(a)                     6,864,438
      140,255   Metro Information Services, Inc.(a)            3,611,566
      206,800   QuadraMed Corp.(a)                             5,402,655
      252,835   SEEC, Inc.(a)(c)                               4,424,612
      221,900   SPR, Inc.(a)                                   3,522,662
                                                          --------------
                                                              68,517,309
                                                          --------------
CHEMICALS & ALLIED PRODUCTS (1.9%)
      352,100   Lifecore Biomedical, Inc.(a)                   6,865,950
                                                          --------------
COMMUNICATIONS (1.0%)
      515,460   General Communications, Inc.(a)                3,511,573
                                                          --------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (1.5%)
      243,000   Dycom Industries, Inc.(a)                      5,467,500
                                                          --------------
DEPOSITORY INSTITUTIONS (7.2%)
      173,300   Downey Financial Corp.                         4,765,750
      187,450   Haven Bancorp, Inc.                            8,060,350
      192,627   Peoples Bank(c)                                6,489,054
      104,100   Webster Financial Corp.(c)                     6,522,520
                                                          --------------
                                                              25,837,674
                                                          --------------
EATING & DRINKING PLACES (3.6%)
      235,300   Foodmaker, Inc.(a)                             3,647,150
----------------------------------------------------
               SMALL COMPANY STOCK PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
EATING & DRINKING PLACES (continued)

      209,858   Schlotzsky's, Inc.(a)                     $    3,646,284
      256,400   Showbiz Pizza Time, Inc.(a)                    5,512,600
                                                          --------------
                                                              12,806,034
                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES (2.2%)
      158,300   KCS Energy, Inc.                               3,759,625
      187,015   Western Gas Resources, Inc.(c)                 4,277,968
                                                          --------------
                                                               8,037,593
                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.4%)
      142,400   Exar Corp.(a)                                  3,564,459
      170,300   Inter-Tel, Inc.                                3,576,300
      178,910   Orbital Sciences Corp.(a)(c)                   4,584,568
      237,700   Plexus Corp.(a)                                6,328,762
      220,900   Power-One, Inc.(a)                             3,617,237
       73,050   Rayovac Corp.(a)(c)                            1,223,588
      252,465   STB Systems, Inc.(a)(c)                        7,068,880
                                                          --------------
                                                              29,963,794
                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.1%)
      160,150   Tetra Technologies, Inc.(a)                    4,093,834
                                                          --------------
HEALTH SERVICES (2.3%)
      298,020   Graham-Field Health Products, Inc.(a)(c)       4,451,674
      293,300   Specialty Care Network, Inc.(a)                3,647,918
                                                          --------------
                                                               8,099,592
                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES (1.1%)
      182,900   Consolidated Capital Corp.(a)                  3,760,882
                                                          --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.7%)
      479,300   Bombay Co., Inc.(a)                            2,486,368
                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.5%)
      308,750   CHS Electronics, Inc.(a)(c)                    5,827,656
      296,835   Middleby Corp.(a)(c)                           3,079,664
                                                          --------------
                                                               8,907,320
                                                          --------------
INSURANCE CARRIERS (3.4%)
      216,375   FPA Medical Management, Inc.(a)(c)             5,585,179
      250,535   Trigon Healthcare, Inc.(a)                     6,420,488
                                                          --------------
                                                              12,005,667
                                                          --------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (unaudited) (continued)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
----------------------------------------------------
COMMON STOCKS (continued)
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.1%)
       42,825   Cyberonics, Inc.(a)                       $       480,535
      194,325   Integrated Circuit Systems, Inc.(a)             5,465,390
      127,975   OYO Geospace Corp.(a)                           2,039,602
      311,600   Zygo Corp.(a)(c)                                6,660,450
                                                          ---------------
                                                               14,645,977
                                                          ---------------
MISCELLANEOUS MANUFACTURING (0.1%)
       70,120   Racing Champions Corp.(a)(c)                      517,135
                                                          ---------------
MISCELLANEOUS RETAIL (1.0%)
      184,200   Funco, Inc.(a)                                  3,407,701
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.8%)
      231,750   Covenant Transportation, Inc.(a)                3,708,000
      223,265   Jevic Transportation, Inc.(a)                   3,683,873
      115,150   Simon Transportation Services(a)                2,677,237
                                                          ---------------
                                                               10,069,110
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (5.9%)
      203,100   American Capital Strategies, Ltd.(a)            3,757,351
      206,880   Franchise Mortgage Acceptance Co.
                  LLC(a)(c)                                     3,620,401
      307,700   Imperial Credit Industries, Inc.(a)             7,365,568
      305,325   Medallion Financial Corp.                       6,564,487
                                                          ---------------
                                                               21,307,807
                                                          ---------------
OIL & GAS EXTRACTION (11.4%)
    1,196,165   Abacan Resource Corp.(a)                        2,766,131
       99,920   Atwood Oceanics, Inc.(a)(c)                     4,927,305
      280,300   Basin Exploration, Inc.(a)                      5,185,550
      209,000   Cabot Oil and Gas Corp.(a)                      4,336,751
      168,800   Callon Petroleum Co.(a)                         2,996,200
      108,600   Forcenergy, Inc.(c)                             3,373,387
      172,115   Houston Exploration Co.(a)                      3,700,472
      204,200   IRI International Corp.(a)(c)                   3,292,726
      719,160   National Energy Group(a)                        3,101,377
      171,900   Snyder Oil Corp.                                3,416,512
       52,600   Stone Energy Corp.(a)                           1,510,191
      191,420   Unit Corp.                                      2,095,851
                                                          ---------------
                                                               40,702,453
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

PAPER & ALLIED PRODUCTS (2.4%)
      200,200   Ivex Packaging Corp.(a)                   $     4,004,000
      140,400   Mail-Well, Inc.(a)(c)                           4,580,550
                                                          ---------------
                                                                8,584,550
                                                          ---------------
PRIMARY METAL INDUSTRIES (3.0%)
      185,285   NS Group, Inc.                                  3,474,093
      231,200   Titanium Metals Corp.(a)(c)                     7,138,300
                                                          ---------------
                                                               10,612,393
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.8%)
      219,750   Valassis Communications, Inc.(a)                6,606,236
                                                          ---------------
REAL ESTATE INVESTMENT TRUST (0.9%)
      218,250   Imperial Credit Commercial Mortgage
                  Investment Corp.(a)(c)                        3,410,151
                                                          ---------------
WHOLESALE TRADE-DURABLE GOODS (4.3%)
      170,962   CellStar Corp.(a)(c)                            4,423,459
      253,925   Keystone Automotive Industries,
                  Inc.(a)(c)                                    5,887,886
      154,705   Spine-Tech, Inc.(a)(c)                          5,095,597
                                                          ---------------
                                                               15,406,942
                                                          ---------------

TOTAL COMMON STOCK (COST $334,583,801)                        352,913,908
                                                          ---------------
REPURCHASE AGREEMENTS (1.5%)
    5,233,129   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $5,235,623 (cost $5,233,129)(e)               5,233,129
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $339,816,930)
                                                          $   358,147,037
                                                          ---------------
                                                          ---------------

----------------------------------------------------
                     SMALL COMPANY GROWTH PORTFOLIO
----------------------------------------------------
COMMON STOCK (97.0%)
APPAREL & ACCESSORY STORES (2.6%)
      412,700   Claire's Stores, Inc.                     $     9,337,338
      330,000   Stage Stores, Inc.(a)                          13,901,251
                                                          ---------------
                                                               23,238,589
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(2.3%)
      336,900   Nautica Enterprises, Inc.(a)                    9,454,257

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)

      383,000   Warnaco Group, Inc. Class A               $    11,250,625
                                                          ---------------
                                                               20,704,882
                                                          ---------------
BUSINESS SERVICES (9.0%)
      329,200   Autodesk, Inc.                                 12,653,623
      369,800   GTECH Holdings Corp.(a)                        11,902,937
       56,700   Healthcare Recoveries, Inc.(a)                  1,148,175
      349,100   Ivex Packaging Corp.(a)                         6,982,000
      566,900   Platinum Technology, Inc.(a)                   14,739,400
      454,200   Select Appointments Holdings Public Ltd.
                  Co.                                           8,743,350
      709,100   Symantec Corp.(a)                              17,727,500
      552,900   System Software Associates, Inc.(a)             7,325,925
                                                          ---------------
                                                               81,222,910
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (6.4%)
      284,600   Biovail Corp. International(a)                  8,787,025
      249,144   Elan Corp. plc ADR(a)                          13,142,346
      636,800   Genzyme Corp.(a)                               17,074,200
      190,000   North American Vaccine, Inc.(a)                 4,750,000
      392,200   Sepracor, Inc.(a)                              14,462,375
                                                          ---------------
                                                               58,215,946
                                                          ---------------
COMMUNICATIONS (2.3%)
       75,700   Commnet Cellular, Inc.(a)                       2,673,156
      400,000   Electric Lightwave, Inc.(a)                     6,400,000
      352,000   General Cable Corp.                            12,012,001
                                                          ---------------
                                                               21,085,157
                                                          ---------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (1.1%)
      447,900   Apogee Enterprises, Inc.                        9,909,787
                                                          ---------------
DEPOSITORY INSTITUTIONS (1.2%)
      446,200   Dime Bancorp, Inc.                             10,820,350
                                                          ---------------
EATING & DRINKING PLACES (0.9%)
      501,900   Foodmaker, Inc.(a)                              7,779,450
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (3.0%)
      333,400   American Power Conversion Corp.(a)             10,127,025
      579,900   Cypress Semiconductor Corp.(a)                  6,342,657
      244,900   Legato Systems, Inc.(a)                         9,336,812
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       31,200   STB Systems, Inc.(a)                      $       873,600
                                                          ---------------
                                                               26,680,094
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.9%)
      311,000   Hexcel Corp.(a)                                 7,872,189
      228,100   Tower Automotive, Inc.(a)                       9,038,462
                                                          ---------------
                                                               16,910,651
                                                          ---------------
FOOD STORES (1.3%)
      209,600   Dominick's Supermarkets, Inc.(a)                8,148,200
       67,300   Whole Foods Market, Inc.(a)                     3,822,746
                                                          ---------------
                                                               11,970,946
                                                          ---------------
FURNITURE & FIXTURES (0.7%)
      331,200   Furniture Brands International, Inc.(a)         6,479,101
                                                          ---------------
HEALTH SERVICES (3.2%)
      104,700   Axogen Ltd.(a)                                  4,201,088
       93,400   Genesis Health Ventures, Inc.(a)                2,264,950
      555,004   Quorum Health Group, Inc.(a)                   13,320,000
      335,833   Total Renal Care Holdings, Inc.(a)              8,689,680
                                                          ---------------
                                                               28,475,718
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.8%)
      354,600   Consolidated Capital Corp.(a)                   7,291,462
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.8%)
      241,500   Inacom Corp.(a)                                 6,852,562
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.3%)
      323,800   Interstate Hotels Co.(a)                       11,980,600
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.3%)
      173,300   Applied Power, Inc.                            10,571,300
      555,000   FSI International, Inc.(a)                      8,429,062
      285,800   Pentair, Inc.                                  10,788,950
                                                          ---------------
                                                               29,789,312
                                                          ---------------
INSURANCE CARRIERS (5.6%)
      395,600   Amerin Corp.(a)                                 9,247,151
      355,900   Everest Reinsurance Holdings, Inc.             13,501,956
      432,750   First Alliance Corp.(a)                         9,087,750

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

      447,100   HCC Insurance Holdings, Inc.              $     8,383,125
      296,900   UICI(a)                                        10,651,288
                                                          ---------------
                                                               50,871,270
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.2%)
      405,900   Danka Business Systems plc                     14,916,825
      299,200   Heartport, Inc.(a)                              6,732,000
      181,100   Mentor Corp.                                    6,157,400
       22,100   Spine-Tech, Inc.(a)                               727,918
                                                          ---------------
                                                               28,534,143
                                                          ---------------
METAL MINING (0.2%)
      134,100   Metals USA, Inc.(a)                             1,910,925
                                                          ---------------
MISCELLANEOUS RETAIL (3.8%)
      463,400   Borders Group, Inc.(a)                         13,235,862
      386,900   Petco Animal Supplies, Inc.(a)                 11,413,550
      450,000   West Marine, Inc.(a)                            9,450,000
                                                          ---------------
                                                               34,099,412
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.8%)
      270,500   Swift Transportation, Inc.(a)                   7,506,375
      274,900   USFreightways Corp.                             8,453,175
                                                          ---------------
                                                               15,959,550
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.4%)
      415,000   American Capital Strategies, Ltd.(a)            7,677,500
       93,600   IMC Mortgage Co.(a)                             1,251,901
      516,200   Ocwen Financial Corp.(a)                       12,517,850
                                                          ---------------
                                                               21,447,251
                                                          ---------------
OIL & GAS EXTRACTION (9.5%)
      217,100   Apache Corp.                                    7,978,425
      236,600   Bayard Drilling Technologies, Inc.(a)           4,347,525
      177,000   Cooper Cameron Corp.(a)                        10,785,938
      186,600   Core Laboratories NV(a)                         6,764,250
      199,900   Dawson Production Services, Inc.(a)             4,197,900
    1,277,400   Grey Wolf, Inc.(a)                              7,903,911
      207,600   Nabors Industries, Inc.                         7,278,975
      306,500   Noble Drilling Corp.(a)                         9,214,157
      181,500   Parker Drilling Co.(a)                          2,393,531
       68,300   Petsec Energy Limited ADR(a)                    1,280,625
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)

      167,300   Pool Energy Services Co.(a)               $     4,328,888
      276,200   Rowan Cos., Inc.(a)                             9,390,800
      159,700   Stolt Comex Seaway, S.A.(a)                     7,945,075
       47,100   Veritas DGC, Inc.(a)                            1,884,000
                                                          ---------------
                                                               85,694,000
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.3%)
      292,500   Sun Co., Inc.                                  11,827,967
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (6.4%)
      514,400   Alkermes, Inc.(a)                              10,159,400
      269,000   Forest Laboratories, Inc.(a)                   12,037,750
      230,000   Teva Pharmaceutical Industries Ltd. ADR        11,385,000
      400,300   Twinlab Corp.(a)                                7,355,513
      582,000   Watson Pharmaceuticals, Inc.(a)                17,314,500
                                                          ---------------
                                                               58,252,163
                                                          ---------------
PRIMARY METAL INDUSTRIES (2.0%)
      330,300   Essex International, Inc.(a)                   10,672,818
      233,200   Titanium Metals Corp.(a)                        7,200,051
                                                          ---------------
                                                               17,872,869
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
      486,500   Valassis Communications, Inc.                  14,625,404
                                                          ---------------
REAL ESTATE (1.3%)
      456,200   Newhall Land & Farming Co.                     12,203,350
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (1.5%)
      108,800   EVI, Inc.(a)                                    5,596,400
      342,500   Standard Products Co.                           8,605,312
                                                          ---------------
                                                               14,201,712
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.1%)
      342,400   Amresco, Inc.(a)                                9,587,198
                                                          ---------------
TRANSPORTATION EQUIPMENT (5.8%)
      578,500   Gulfstream Aerospace Corp.(a)                  16,993,437
      328,000   Hayes Lemmerz International, Inc.(a)            9,799,001
      353,000   Kitty Hawk, Inc.(a)                             6,177,500
      281,672   LucasVarity plc ADR(a)                          8,943,086
      375,300   Wabash National Corp.                          10,625,680
                                                          ---------------
                                                               52,538,704
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

TRANSPORTATION SERVICES (2.3%)
      318,100   Avis Rent A Car, Inc.(a)                  $    10,676,231
      187,000   Caliber System, Inc.                            9,992,812
                                                          ---------------
                                                               20,669,043
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (5.1%)
      318,700   AAR Corp.                                      12,289,870
      298,804   Hughes Supply, Inc.                             9,785,702
      285,000   Physician Sales & Service, Inc.(a)              6,483,750
      253,800   Reliance Steel & Aluminum Co.                   7,122,261
      262,600   Tech Data Corp.(a)                             10,602,475
                                                          ---------------
                                                               46,284,058
                                                          ---------------
TOTAL COMMON STOCK (COST $710,750,425)                        875,986,536
                                                          ---------------
REPURCHASE AGREEMENTS (3.0%)
   10,116,609   BancAmerica Robertson Stephens, 5.75%,
                  12/1/97, to be repurchased at
                  $10,121,457(d)                               10,116,609
   17,399,558   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $17,407,852(e)                               17,399,558
                                                          ---------------

TOTAL REPURCHASE AGREEMENTS
  (COST $27,516,167)                                           27,516,167
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $738,266,592)                                     $   903,502,703
                                                          ---------------
                                                          ---------------

----------------------------------------------------
                     SMALL COMPANY VALUE PORTFOLIO
----------------------------------------------------
COMMON STOCK (99.5%)
AMUSEMENT & RECREATION SERVICES (0.9%)
      116,400   Jackpot Enterprises, Inc.                 $    1,411,350
                                                          --------------
APPAREL & ACCESSORY STORES (0.8%)
      140,200   Cato Corp.                                     1,296,850
                                                          --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (5.5%)
       52,100   Continental Homes Holding Corp.                1,696,507
       52,300   Crossmann Communities, Inc.(a)                 1,189,825
      162,400   Hovnanian Enterprises, Inc.(a)                 1,187,550
      138,100   MDC Holdings, Inc.                             1,527,729
       85,600   NVR, Inc.(a)                                   1,926,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
----------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

      168,600   Southern Energy Homes, Inc.(a)            $     1,559,550
                                                          ---------------
                                                                9,087,161
                                                          ---------------
BUSINESS SERVICES (4.9%)
        2,600   Grey Advertising, Inc.                            923,000
      104,800   Learning Co.(a)(c)                              1,899,500
      104,400   Leasing Solutions, Inc.(a)                      2,499,076
       61,500   Network Equipment Technologies, Inc.(a)           895,594
       69,000   Ogden Corp.                                     1,837,125
                                                          ---------------
                                                                8,054,295
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.7%)
       62,200   Mississippi Chemical Corp.                      1,212,900
                                                          ---------------
COAL MINING (0.3%)
       34,700   Zeigler Coal Holding Co.                          550,863
                                                          ---------------
DEPOSITORY INSTITUTIONS (17.7%)
       75,500   Anchor Bancorp Wisconsin, Inc.                  2,378,250
       69,100   BankAtlantic Bancorp, Inc.                        993,312
       56,100   CENFED Financial Corp.                          2,286,075
       65,650   Commercial Federal Corp.                        3,155,304
       29,000   First Citizens BancShares, Inc.                 3,161,000
       64,200   First Hawaiian, Inc.                            2,439,600
       24,300   First Republic Bank(a)                            671,288
       50,900   Peoples Heritage Financial Group, Inc.          2,169,612
       48,530   Provident Bankshares Corp.                      2,875,402
      159,286   Sovereign Bancorp, Inc.(c)                      3,016,479
       67,200   Trans Financial, Inc.                           2,310,001
       14,400   UST Corp.                                         387,443
       54,600   Webster Financial Corp.                         3,421,033
                                                          ---------------
                                                               29,264,799
                                                          ---------------
EATING & DRINKING PLACES (1.2%)
       31,500   Piccadilly Cafeterias, Inc.                       395,719
      170,700   Ryan's Family Steak Houses, Inc.(a)             1,514,962
                                                          ---------------
                                                                1,910,681
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (10.5%)
       61,100   Boston Edison Co.(c)                            2,138,500
      112,200   Central Vermont Public Service                  1,556,775
       37,500   CILCORP, Inc.                                   1,645,313
       82,700   Eastern Utilities Associates(c)                 1,984,800

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       88,900   Public Service Co. of New Mexico          $     1,816,893
       69,400   Rochester Gas & Electric Corp.                  1,908,500
       66,900   TNP Enterprises, Inc.                           1,839,750
      103,500   Tuscon Electric Power Co.(a)                    1,798,313
       21,400   United Illuminating Co.                           872,051
       56,100   WPS Resources Corp.                             1,700,529
                                                          ---------------
                                                               17,261,424
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.1%)
       35,700   Harman International Industries, Inc.           1,807,313
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.0%)
      137,000   Dames & Moore Group                             1,695,375
                                                          ---------------
FABRICATED METAL PRODUCTS (2.2%)
       22,700   Alliant Techsystems, Inc.(a)                    1,349,231
       55,300   Nortek, Inc.                                    1,347,938
       33,103   Varlen Corp.                                      906,113
                                                          ---------------
                                                                3,603,282
                                                          ---------------
FOOD STORES (1.9%)
       98,100   Ingles Markets, Inc.(a)                         1,324,350
       87,800   Ruddick Corp.                                   1,788,925
                                                          ---------------
                                                                3,113,275
                                                          ---------------
GENERAL MERCHANDISE STORES (0.5%)
      107,300   Homebase, Inc.(a)(c)                              898,637
                                                          ---------------
HEALTH SERVICES (2.4%)
       49,600   Integrated Health Services, Inc.(c)             1,509,699
      102,400   Mariner Health Group, Inc.(a)                   1,484,800
       72,700   Maxicare Health Plans, Inc.(a)                    936,012
                                                          ---------------
                                                                3,930,511
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.0%)
       23,000   Inacom Corp.(a)(c)                                652,625
       68,100   Maxim Group, Inc.(a)                            1,047,038
                                                          ---------------
                                                                1,699,663
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.5%)
      130,800   Station Casinos, Inc.(a)                          866,551
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.2%)
       69,100   Ampco Pittsburgh Corp.                    $     1,312,900
       43,900   Applied Magnetics Corp.(a)(c)                     740,812
      109,600   Auspex Systems, Inc.(a)                         1,226,150
      115,100   Commercial Intertech Corp.                      2,057,412
       71,200   Cypress Semiconductor Corp.(a)                    778,750
       41,300   Data General Corp.(a)                             740,819
       82,000   Gleason Corp.                                   2,126,875
       42,700   Tractor Supply Co.(a)                             677,863
       48,200   TransTechnology Corp.                           1,301,400
       76,500   Trident Microsystems, Inc.(a)(c)                  874,969
                                                          ---------------
                                                               11,837,950
                                                          ---------------
INSURANCE CARRIERS (7.7%)
       83,900   ARM Financial Group, Inc.                       1,704,219
       63,600   Commerce Group, Inc.                            1,995,450
       84,000   Harleysville Group, Inc.                        1,942,500
       75,500   Nymagic, Inc.                                   1,925,250
       55,800   PXRE Corp.                                      1,649,572
       42,700   RLI Corp.                                       1,865,456
       84,100   Symons International Group, Inc.(a)             1,566,362
                                                          ---------------
                                                               12,648,809
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.9%)
      157,900   Cavalier Homes, Inc.                            1,539,525
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.8%)
       71,300   ADAC Laboratories                               1,488,388
       29,900   Esterline Technologies Corp.(a)                 1,057,712
      108,400   Protocol Systems, Inc.(a)                       1,097,551
       32,700   Tech-Sym Corp.(a)                                 991,218
                                                          ---------------
                                                                4,634,869
                                                          ---------------
METAL MINING (0.9%)
       32,100   Cleveland-Cliffs, Inc.                          1,384,312
                                                          ---------------
MOTION PICTURES (0.9%)
       49,400   Carmike Cinemas, Inc.(a)(c)                     1,528,313
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.2%)
      114,600   Southern Pacific Funding Corp.(a)(c)            1,418,176
       29,300   United Cos. Financial Corp.(c)                    635,443
                                                          ---------------
                                                                2,053,619
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

OIL & GAS EXTRACTION (2.8%)
      106,100   Coho Energy, Inc.(a)                      $     1,080,894
       81,300   Global Industrial Technologies, Inc.(a)         1,453,238
       33,300   Mitchell Energy & Development Corp.               882,450
       21,000   SEACOR SMIT, Inc.(a)                            1,169,438
                                                          ---------------
                                                                4,586,020
                                                          ---------------
PERSONAL SERVICES (1.6%)
       59,200   Angelica Corp.                                  1,272,800
       75,600   CPI Corp.                                       1,408,050
                                                          ---------------
                                                                2,680,850
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.9%)
       25,000   Holly Corp.                                       675,000
       52,800   Tesoro Petroleum Corp.(a)                         877,800
                                                          ---------------
                                                                1,552,800
                                                          ---------------
PRIMARY METAL INDUSTRIES (7.8%)
       67,600   AK Steel Holding Corp.                          1,330,876
       47,200   Carpenter Technology Corp.                      2,224,299
       57,700   Chase Industries, Inc.(a)                       1,406,438
       88,300   Inland Steel Industries, Inc.                   1,688,738
       52,900   Quanex Corp.                                    1,573,775
       84,200   RMI Titanium Co.(a)(c)                          1,999,750
       55,900   Texas Industries, Inc.                          2,602,844
                                                          ---------------
                                                               12,826,720
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.0%)
       41,300   Bowne & Co., Inc.                               1,577,144
       42,200   Media General, Inc.                             1,798,774
                                                          ---------------
                                                                3,375,918
                                                          ---------------
TEXTILE MILL PRODUCTS (0.6%)
       26,800   Oxford Industries, Inc.                           941,350
                                                          ---------------
TRANSPORTATION BY AIR (1.3%)
       59,100   Alaska Air Group, Inc.(c)                       2,208,860
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.1%)
       81,800   Coachmen Industries, Inc.                       1,820,050
      138,700   Simpson Industries, Inc.                        1,612,389
                                                          ---------------
                                                                3,432,439
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.7%)
       65,100   Bell Industries(a)                              1,082,287
       47,000   Commercial Metals Co.                           1,548,063
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
WHOLESALE TRADE--DURABLE GOODS (continued)

       56,703   Hughes Supply, Inc.                       $     1,856,925
                                                          ---------------
                                                                4,487,275
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (3.0%)
       46,800   Burlington Coat Factory Warehouse Corp.           874,575
       63,800   Nash-Finch Co.                                  1,196,250
       48,300   Performance Food Group Co.(a)                   1,014,300
       47,400   Universal Corp.                                 1,875,263
                                                          ---------------
                                                                4,960,388
                                                          ---------------

TOTAL COMMON STOCK (COST $137,270,391)                        164,344,947
                                                          ---------------
REPURCHASE AGREEMENTS (0.5%)
      858,626   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at $859,035
                  (cost $858,626)(e)                              858,626
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $138,129,017)                                     $   165,203,573
                                                          ---------------
                                                          ---------------

----------------------------------------------------
                        INTERNATIONAL PORTFOLIO
----------------------------------------------------
STOCKS, WARRANTS AND RIGHTS (88.3%)
AUSTRALIA (3.0%)
COMMON STOCK
      920,000   Australia & New Zealand Banking Group
                  Ltd.                                    $    6,320,082
      326,000   Brambles Industries Ltd.                       6,247,199
      451,789   Broken Hill Proprietary Co. Ltd.               4,151,575
      327,000   Telstra Corp.                                    615,293
      521,000   Woodside Petroleum Ltd.                        3,742,716
                                                          --------------
                                                              21,076,865
                                                          --------------
AUSTRIA (0.3%)
PREFERRED STOCK
       42,890   Bank Austria AG                                1,779,295
                                                          --------------
BELGIUM (0.7%)
COMMON STOCK
       75,070   IPSO-Industrial Laundry Group(a)               3,176,911
      140,000   Xeikon N.V.(a)                                 2,073,751
                                                          --------------
                                                               5,250,662
                                                          --------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
----------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------
DENMARK (1.1%)
COMMON STOCK
      232,650   International Service System
                  A/S(a)                                  $     7,796,234
                                                          ---------------
FINLAND (0.3%)
COMMON STOCK
      129,800   The Rauma Group                                 2,239,988
                                                          ---------------
FRANCE (8.5%)
COMMON STOCK
       54,580   Accor SA                                       10,317,825
       38,990   Canal Plus                                      6,782,879
       56,378   Compagnie Generale des Eaux                     7,448,946
       95,975   Elf Aquitaine                                  11,136,253
       27,920   Legrand SA                                      5,320,574
      155,000   METALEUROP SA(a)                                1,614,720
      126,107   Michelin                                        6,792,925
       23,595   Primagaz                                        1,961,620
       68,033   Societe Generale                                8,942,680
WARRANTS
       55,391   Compagnie Generale des Eaux(a)                     33,874
        2,145   Primagaz(a)                                        26,160
                                                          ---------------
                                                               60,378,456
                                                          ---------------
GERMANY (6.6%)
COMMON STOCK
       24,240   Adidas AG                                       3,415,149
      200,000   Bayer AG                                        7,401,068
       11,000   Mannesmann AG                                   5,120,195
      288,310   Tarkett AG                                      6,456,654
      173,000   Veba AG                                        10,279,171
PREFERRED STOCK
       47,300   SAP AG                                         14,561,685
                                                          ---------------
                                                               47,233,922
                                                          ---------------
ITALY (1.9%)
COMMON STOCK
    2,217,742   Telecom Italia SpA                             13,821,984
                                                          ---------------
JAPAN (20.3%)
COMMON STOCK
      336,000   Amada Metrecs Co. Ltd.                          2,027,190
      258,000   Arcland Sakamoto                                1,799,178
      441,000   Bridgestone Corp.                               9,571,556
      265,650   Credit Saison Co. Ltd.                          6,660,766

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

JAPAN (continued)
COMMON STOCK (continued)

      239,000   Dai-Dan Co. Ltd.                          $     1,666,680
    1,122,000   Dai-Tokyo Fire & Marine Insurance Co.           4,307,776
      319,000   Daiwa House Industry Co. Ltd.                   2,574,496
      324,000   Daiwa Securities Co. Ltd.                       1,129,716
        1,270   East Japan Railway Co.                          5,771,593
      311,000   Fuji Photo Film Co.                            11,185,036
       90,000   Glory Ltd.                                      1,107,151
      667,000   Hanshin Electric Railway                        2,137,536
      910,000   Hitachi Ltd.                                    6,452,889
      137,000   Ito-Yokado Co. Ltd.                             6,183,114
      191,000   Japan Airport Terminal Co.                      1,466,638
    3,507,000   Kobe Steel Ltd.(a)                              3,352,431
       66,000   Kyocera Corp.                                   3,185,583
       85,000   Mabuchi Motor Co.                               4,455,632
       98,000   Matsushita Electric Industrial Co. Ltd.         1,528,071
       69,100   Meiko Shokai                                    1,786,718
      506,000   Mitsubishi Corp.                                3,948,882
    1,486,000   Mitsubishi Electric Corp.                       4,110,150
      181,000   Murata Manufacturing Co. Ltd.                   5,431,774
       69,600   Nagaileben Co. Ltd.                             1,646,946
      556,000   Oji Paper Co. Ltd.                              2,313,307
      263,000   Omron Corp.                                     4,492,380
      122,600   SMC Corp.                                      10,855,084
       64,000   Secom                                           4,011,754
      337,000   Showa Shell Sekiyu                              2,218,061
      231,000   Takeda Chemical Inds.                           6,751,263
       38,500   Toho Co.                                        4,223,310
      324,000   Tokio Marine & Fire Insurance Co.               3,071,811
      417,000   Toppan Printing Co. Ltd.                        5,652,576
       37,000   Tostem Corp.                                      420,373
      251,000   Toyota Motor Corp.                              7,237,454
                                                          ---------------
                                                              144,734,875
                                                          ---------------
MALAYSIA (0.4%)
COMMON STOCK
      767,000   Sime Darby Berhad                                 768,977
      878,000   Tenaga Nasional Berhad                          1,634,775
      263,000   United Engineers (Malaysia) Berhad                235,803
                                                          ---------------
                                                                2,639,555
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------
NETHERLANDS (10.5%)
COMMON STOCK
      401,000   Elsevier NV                               $     6,777,463
      180,433   Getronics NV                                    6,198,980
      197,800   Gucci Group                                     8,047,990
       56,500   Heineken NV                                     9,563,506
      627,294   ING Group NV                                   25,495,652
       43,451   Oce-Van Der Grinten NV                          4,950,529
      200,390   Philips Electronics NV                         13,235,014
PREFERRED STOCK
        8,400   ING Group NV                                       40,353
                                                          ---------------
                                                               74,309,487
                                                          ---------------
PORTUGAL (2.2%)
COMMON STOCK
      260,360   Portugal Telecom                               11,991,490
      177,750   Semapa-Sociedade de Investimento e
                  Gestao
                  SGPS SA                                       3,945,396
                                                          ---------------
                                                               15,936,886
                                                          ---------------
SINGAPORE (2.4%)
COMMON STOCK
      740,000   City Developments Ltd.                          3,647,724
      414,000   Development Bank of
                  Singapore Ltd.                                3,899,529
      567,000   Keppel Corp. Ltd.                               1,922,637
      335,400   Singapore Press Holdings Ltd.                   4,591,347
      533,000   United Overseas Bank Ltd.                       3,179,592
                                                          ---------------
                                                               17,240,829
                                                          ---------------
SPAIN (0.9%)
COMMON STOCK
       66,000   Banco Popular Espanol SA                        4,204,526
      132,000   Centros Comerciales Pryca SA                    2,124,392
                                                          ---------------
                                                                6,328,918
                                                          ---------------
SWEDEN (2.1%)
COMMON STOCK
      243,000   Atlas Copco AB                                  7,459,008
      184,000   Telefonaktiebolaget LM Ericsson "B"
                  Shares                                        7,506,799
                                                          ---------------
                                                               14,965,807
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------
SWITZERLAND (10.6%)
COMMON STOCK
        7,910   Asea Brown Boveri Ltd.                    $    10,524,843
       19,600   Adecco SA                                       5,774,006
        8,640   Alusuisse-Lonza Holding AG                      7,932,777
       21,928   Novartis AG                                    35,036,811
          860   Roche Holding AG                                7,696,991
       19,770   Selectra Group(a)                               2,648,572
       13,600   Zurich Versicherungs-Gesellschaft               5,723,504
                                                          ---------------
                                                               75,337,504
                                                          ---------------
UNITED KINGDOM (16.5%)
COMMON STOCK
      377,300   Airtours plc                                    7,517,392
      438,000   Allied Domecq plc                               3,929,823
    1,462,000   Asda Group plc                                  3,935,207
      179,900   Barclays plc                                    4,328,512
      303,584   Blue Circle Industries plc                      1,751,938
      372,200   British Airways plc                             3,414,708
      482,300   British Land Co. plc                            5,322,772
      322,700   Cable & Wireless plc                            2,835,519
      342,609   Cadbury Schweppes plc                           3,550,203
    1,645,800   David S. Smith Holdings plc                     5,573,814
      267,000   De La Rue plc                                   1,794,995
      360,000   EMI Group plc                                   2,732,603
      429,600   Enterprise Oil plc                              4,234,474
      110,000   HSBC Holdings plc                               2,817,186
      185,300   Johnson Matthey plc                             1,712,502
      334,600   Kingfisher plc                                  4,600,399
    1,012,300   LASMO plc                                       4,485,845
      530,000   Lloyds TSB Group plc                            6,027,801
    1,139,000   LucasVarity plc                                 3,641,538
    1,263,900   MFI Furniture plc                               2,598,076
       36,220   National Westminster Bank plc                     545,283
    1,483,000   Pilkington Brothers plc                         3,223,370
      389,420   Prudential Corp. plc                            4,202,587
      564,000   Rank Group plc                                  3,290,394
      199,000   Rio Tinto plc                                   2,397,389
      240,000   Standard Chartered plc                          2,674,979
      309,200   Tesco plc                                       2,492,875
      371,405   Tibbett & Britten Group                         3,432,445
      443,844   United News & Media plc                         5,586,375
    1,057,600   Vodafone Group plc                              7,056,605
      415,100   Williams Holdings plc                           2,280,078

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCK (continued)

       99,000   Zeneca Group plc                          $     3,164,347
                                                          ---------------
                                                              117,152,034
                                                          ---------------

TOTAL STOCKS, WARRANTS AND RIGHTS
  (COST $564,803,894)                                         628,223,301
                                                          ---------------
SHORT TERM HOLDINGS (11.7%)
   39,121,649   Norwest Treasury Fund                          39,121,649
   44,433,286   Norwest U.S. Government Fund                   44,433,286
                                                          ---------------

TOTAL SHORT TERM HOLDINGS
  (COST $83,554,935)                                           83,554,935
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $648,358,829)                                     $   711,778,236
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACT TO SELL

CONTRACT                                                UNREALIZED
  DATE        CURRENCY        UNITS      US DOLLARS    DEPRECIATION
---------  ---------------  ----------  -------------  ------------
12/19/97   Japanese Yen      3,000,000  $  25,659,118  $  2,121,118

----------------------------------------------------
                     STRATEGIC VALUE BOND PORTFOLIO
----------------------------------------------------
ASSET BACKED SECURITIES (12.4%)
    3,000,000   Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 7/15/29               $     3,047,250
    2,000,000   Loop Funding Master Trust, Series
                  1997-AX, Class B1, 6.00% VR,
                  12/26/07(b)                                   2,000,000
    2,000,000   Oakwood Mortgage Investors, Inc., Series
                  1995-A, Class A3, 7.10% VR, 9/15/20           2,058,400
    1,400,000   California Infrastructure Pacific Gas &
                  Electric, Series 1997-1 A6, 6.32%,
                  9/25/05                                       1,398,328
    1,483,941   Sequoia Mortgage Trust, Series 2, Class
                  A1, 6.50% VR, 10/25/24                        1,493,183
    3,500,000   Van Kampen CLO-I, Ltd., 6.02% VR,
                  10/8/07                                       3,491,926
                                                          ---------------

TOTAL ASSET BACKED SECURITIES
  (COST $13,426,758)                                           13,489,087
                                                          ---------------
----------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.9%)
    2,000,000   AMBS, Series CS-1012 1, 7.06% VR,
                  7/25/02                                 $     2,043,750
    1,500,000   Bear Stearns Structured Securities,
                  Inc., Series 1997-2, Class 1A2, 7.00%,
                  8/25/36                                       1,500,938
    2,500,000   FHLMC Structured Pass Through
                  Securities, Series T-8, Class A4,
                  7.00%, 8/15/13                                2,545,605
    2,000,000   Hospitality Properties Mortgage
                  Acceptance, Series 1996-C1, 6.31% VR,
                  12/6/04(b)                                    2,000,000
    3,025,423   RTC, Series 1992-M3 A1, 7.75% VR,
                  7/25/30                                       3,022,074
    1,395,244   RTC, Series 1992-M3 A2, 8.63% VR,
                  7/25/30                                       1,393,936
    1,461,524   Vendee Mortgage Trust, Series 1992-2,
                  Class G, 7.25% VR, 2/15/19                    1,475,192
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $13,971,211)                                                 13,981,495
                                                          ---------------
CORPORATE BONDS & NOTES (38.4%)
    2,500,000   Applied Materials, 7.00%, 9/6/05                2,571,718
    3,000,000   Charles Schwab Corp., 6.88%, 9/2/03             3,039,333
    3,000,000   Continental Airlines, 6.80%, 1/2/09             3,003,804
    2,500,000   Corestates Capital Corp., 9.63%, 2/15/01        2,719,013
    2,500,000   First Bank Systems, Inc., 8.00%, 7/2/04         2,700,518
    2,000,000   Levi Strauss & Co., 6.80%, 11/1/03(b)           2,033,778
    2,000,000   Massachusetts Institute of Technology,
                  7.25%, 11/2/2096                              2,225,116
    2,000,000   MedPartners, Inc., 6.88%, 9/1/00                1,968,360
    1,000,000   Northwest Airlines Corp., 8.38%, 3/15/04        1,034,908
    2,500,000   Oracle Corp., 6.72%, 2/15/04                    2,533,725
    2,000,000   Pep Boys, 6.71%, 11/3/04                        2,010,444
    2,500,000   Philip Morris Cos., Inc., 7.50%, 4/1/04         2,598,778
    1,400,000   Potomac Capital Investment, 7.05%,
                  10/2/01(b)                                    1,420,818
    1,750,000   Prudential Insurance Co., 7.65%,
                  7/1/07(b)                                     1,832,002
    2,000,000   Raytheon Co., 6.45%, 8/15/02                    2,009,380

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    2,500,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)                               $     2,596,025
    1,000,000   Tenet Healthcare Corp., 7.88%, 1/15/03          1,011,250
    2,500,000   Terra Nova Holdings, 7.20%, 8/15/07(b)          2,552,038
    1,875,000   Texas Utilities, 6.20%, 10/1/02(b)              1,868,293
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES
  (COST $41,529,052)                                           41,729,301
                                                          ---------------
GOVERNMENT AGENCY BONDS (6.5%)
    5,490,000   FNMA, 8.95%, 2/12/18 (cost $6,876,045)          7,043,615
                                                          ---------------
MORTGAGE BACKED SECURITIES (7.0%)
FNMA (7.0%)
    1,985,481   Pool 73919, 6.80%, 1/1/04                       2,000,988
    3,468,241   Pool 313687, 7.00%, 9/1/27                      3,468,164
    1,993,006   Pool 375168, 7.13%, 6/1/04                      2,066,460
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES
  (COST $7,571,909)                                             7,535,612
                                                          ---------------
MUNICIPAL BONDS & NOTES (3.8%)
    2,000,000   Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA insured,
                  7.40%, 12/1/25                                2,118,040
    2,010,000   Western Minnesota, Power Agency RV,
                  Series A, AMBAC insured, 6.33%, 1/1/02        2,017,718
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES
  (COST $4,072,840)                                             4,135,758
                                                          ---------------
U.S. TREASURY OBLIGATIONS (16.6%)
U.S. TREASURY BONDS (8.1%)
    4,750,000   7.50%, 11/15/16(c)                              5,468,442
    3,000,000   7.13%, 2/15/23(c)                               3,380,250
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $8,561,445)                     8,848,692
                                                          ---------------
TOTAL U.S. TREASURY NOTES (8.5%)
    2,500,000   5.50%, 12/31/00                                 2,477,575
    2,500,000   5.75%, 8/15/03(c)                               2,488,950
----------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
TOTAL U.S. TREASURY NOTES (continued)

    4,000,000   6.88%, 5/15/06(c)                         $     4,247,501
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $9,117,930)                     9,214,026
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $17,679,375)                                           18,062,718
                                                          ---------------
REPURCHASE AGREEMENTS (2.4%)
    2,648,783   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $2,650,046
                  (cost $2,648,783)(e)                          2,648,783
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $107,775,973)                                     $   108,626,369
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                      DISCIPLINED GROWTH PORTFOLIO
----------------------------------------------------
COMMON STOCK (96.7%)
APPAREL & ACCESSORY STORES (2.6%)
       68,990   Ross Stores, Inc.                         $     2,690,610
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(4.5%)
       48,200   Liz Claiborne, Inc.                             2,422,050
       57,200   Tommy Hilfiger Corp.(a)(c)                      2,245,101
                                                          ---------------
                                                                4,667,151
                                                          ---------------
BUSINESS SERVICES (2.5%)
       39,400   BMC Software, Inc.(a)                           2,556,077
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.9%)
       27,600   Dow Chemical Co.                                2,725,500
       58,900   Lubrizol Corp.                                  2,297,100
                                                          ---------------
                                                                5,022,600
                                                          ---------------
COMMUNICATIONS (2.5%)
       89,100   Cincinnati Bell, Inc.                           2,628,450
                                                          ---------------
DEPOSITORY INSTITUTIONS (2.3%)
       20,500   Bankers Trust New York Corp.(c)                 2,430,531
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (5.1%)
       67,700   GPU, Inc.                                       2,674,150
       55,400   National Fuel Gas Co.                           2,586,488
                                                          ---------------
                                                                5,260,638
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.5%)
       79,500   Bay Networks, Inc.(a)                     $     2,389,968
       68,300   National Semiconductor Corp.(a)(c)              2,262,439
                                                          ---------------
                                                                4,652,407
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.3%)
       52,400   Dean Foods Co.                                  2,783,750
       76,800   Interstate Bakeries Corp.(c)                    2,654,401
                                                          ---------------
                                                                5,438,151
                                                          ---------------
GENERAL MERCHANDISE STORES (5.5%)
       42,200   Dayton Hudson Corp.                             2,803,663
       83,100   TJX Cos., Inc.                                  2,866,950
                                                          ---------------
                                                                5,670,613
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (2.4%)
       34,700   Marriott International, Inc.                    2,513,581
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.1%)
       47,900   Caterpillar, Inc.(c)                            2,296,206
       38,200   Compaq Computer Corp.                           2,385,114
       25,000   Eaton Corp.                                     2,360,937
       54,100   Parker-Hannifin Corp.                           2,407,450
                                                          ---------------
                                                                9,449,707
                                                          ---------------
INSURANCE CARRIERS (7.2%)
       64,500   SunAmerica, Inc.(c)                             2,612,250
       53,550   Travelers Group, Inc.(c)                        2,704,275
       47,200   Wellpoint Health Networks, Inc.(a)              2,171,200
                                                          ---------------
                                                                7,487,725
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.3%)
       51,900   SCI Systems, Inc.(a)(c)                         2,377,669
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.1%)
       17,100   SLM Holding Corp.(c)                            2,208,038
                                                          ---------------
OIL & GAS EXTRACTION (6.7%)
       62,300   Dresser Industries, Inc.                        2,328,463
       64,200   ENSCO International, Inc.(c)                    2,295,150
       30,400   Helmerich & Payne, Inc.                         2,312,301
                                                          ---------------
                                                                6,935,914
                                                          ---------------
----------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

PETROLEUM REFINING & RELATED INDUSTRIES (2.5%)
       63,600   Sun Co., Inc.(c)                          $     2,571,825
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (2.9%)
       47,400   Schering-Plough Corp.                           2,971,388
                                                          ---------------
PRIMARY METAL INDUSTRIES (2.2%)
       73,900   USX-U.S. Steel Group, Inc.(c)                   2,313,994
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.6%)
       46,000   Times Mirror Co.(c)                             2,731,251
                                                          ---------------
TEXTILE MILL PRODUCTS (2.5%)
       48,700   Sara Lee Corp.                                  2,575,013
                                                          ---------------
TRANSPORTATION BY AIR (2.3%)
       28,200   UAL Corp.(a)                                    2,397,000
                                                          ---------------
TRANSPORTATION EQUIPMENT (9.6%)
       53,900   Ford Motor Co.                                  2,317,700
       30,500   General Dynamics Corp.                          2,642,064
       85,500   Harley-Davidson, Inc.                           2,260,407
       48,500   PACCAR, Inc.                                    2,667,500
                                                          ---------------
                                                                9,887,671
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (2.6%)
       67,300   Universal Corp.                                 2,662,544
                                                          ---------------

TOTAL COMMON STOCK (COST $103,262,287)                        100,100,548
                                                          ---------------
REPURCHASE AGREEMENTS (3.3%)
    3,418,534   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97, to be repurchased at
                  $3,420,164
                  (cost $3,418,534)(e)                          3,418,534
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $106,680,821)                                     $   103,519,082
                                                          ---------------
                                                          ---------------

----------------------------------------------------
                        SMALL CAP VALUE PORTFOLIO
----------------------------------------------------
COMMON STOCK (98.0%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(3.3%)
       41,000   Kellwood Co.                              $     1,406,814
       48,060   Nautica Enterprises, Inc.(a)                    1,348,685
                                                          ---------------
                                                                2,755,499
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (5.5%)
       24,600   Centex Corp.                                    1,559,025

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

       75,780   Ryland Group, Inc.                        $     1,652,953
       56,100   Toll Brothers, Inc.(a)                          1,353,413
                                                          ---------------
                                                                4,565,391
                                                          ---------------
BUSINESS SERVICES (8.2%)
       44,300   Comdisco, Inc.                                  1,295,776
       31,200   Fiserv, Inc.(a)                                 1,513,200
       40,120   GTECH Holdings Corp.(a)                         1,291,363
       45,830   Kelly Services, Inc.                            1,323,342
       98,500   Unisys Corp.(a)(c)                              1,409,780
                                                          ---------------
                                                                6,833,461
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (1.7%)
       35,500   Dexter Corp.                                    1,413,345
                                                          ---------------
COMMUNICATIONS (2.0%)
       56,400   Aliant Communications, Inc.                     1,706,103
                                                          ---------------
EATING & DRINKING PLACES (1.8%)
      168,100   Ryan's Family Steak Houses, Inc.(a)             1,491,890
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (3.6%)
       28,500   Aeroquip-Vickers, Inc.                          1,455,281
       39,400   Teleflex, Inc.                                  1,507,052
                                                          ---------------
                                                                2,962,333
                                                          ---------------
FABRICATED METAL PRODUCTS (1.7%)
       25,100   AptarGroup, Inc.                                1,430,700
                                                          ---------------
FOOD & KINDRED PRODUCTS (3.2%)
       34,800   Adolph Coors Co.                                1,252,800
       29,700   Canandaigua Brands, Inc.(a)                     1,421,888
                                                          ---------------
                                                                2,674,688
                                                          ---------------
FURNITURE & FIXTURES (1.7%)
       36,700   Ethan Allen Interiors, Inc.                     1,412,950
                                                          ---------------
HEALTH SERVICES (5.0%)
       27,480   Lincare Holdings, Inc.(a)(c)                    1,545,750
       53,500   RehabCare Group, Inc.(a)                        1,444,500
       41,230   Steiner Leisure Ltd.(a)                         1,185,365
                                                          ---------------
                                                                4,175,615
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.4%)
       56,430   MicroAge, Inc.(a)                               1,135,655
                                                          ---------------
----------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.6%)
       55,030   Detroit Diesel Corp.(a)                   $     1,255,372
       52,630   Kaydon Corp.                                    1,733,501
                                                          ---------------
                                                                2,988,873
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (1.8%)
       44,400   E.W. Blanch Holdings, Inc.                      1,534,576
                                                          ---------------
INSURANCE CARRIERS (6.9%)
       37,960   American Bankers Insurance Group, Inc.          1,537,380
       56,040   Fidelity National Financial, Inc.               1,457,040
       43,900   Lawyers Title Corp.                             1,393,826
       26,600   Selective Insurance Group, Inc.                 1,339,976
                                                          ---------------
                                                                5,728,222
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (3.6%)
       52,700   Oakwood Homes Corp                              1,581,000
       57,870   TJ International, Inc.                          1,439,517
                                                          ---------------
                                                                3,020,517
                                                          ---------------
MANUFACTURING (1.7%)
       54,400   Watts Industries, Inc.                          1,383,801
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.7%)
       54,700   Datascope Corp.(a)                              1,398,268
       77,720   ESCO Electronics Corp.(a)                       1,272,666
       35,400   Esterline Technologies Corp.(a)                 1,252,276
                                                          ---------------
                                                                3,923,210
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (6.3%)
      115,120   Arkansas Best Corp.(a)                          1,266,320
       31,900   CNF Transportation, Inc.                        1,387,650
       54,010   M.S. Carriers, Inc.(a)                          1,302,993
       41,800   USFreightways Corp.                             1,285,350
                                                          ---------------
                                                                5,242,313
                                                          ---------------
PRIMARY METAL INDUSTRIES (6.1%)
      223,290   Armco, Inc.(a)                                  1,186,228
       67,600   Inland Steel Industries, Inc.(c)                1,292,851
      110,500   LTV Corp.                                       1,229,314
       89,500   National Steel Corp.(a)                         1,342,500
                                                          ---------------
                                                                5,050,893
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
       20,100   Central Newspapers, Inc.                        1,381,876
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

----------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (1.5%)
       47,400   Premark International, Inc.               $     1,238,325
                                                          ---------------
STEEL (1.4%)
       41,600   Schnitzer Steel Industries, Inc.                1,164,800
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.5%)
       24,500   Lone Star Industries, Inc.                      1,277,064
                                                          ---------------
TEXTILE MILL PRODUCTS (3.0%)
       68,700   Culp, Inc.                                      1,279,538
       33,800   Oxford Industries, Inc.                         1,187,226
                                                          ---------------
                                                                2,466,764
                                                          ---------------
TRANSPORTATION BY AIR (1.7%)
       22,400   Airborne Freight Corp.(c)                       1,426,600
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.7%)
      111,110   Simpson Industries, Inc.                        1,291,655
       16,200   Thiokol Corp.                                   1,338,525
       47,850   Varlen Corp.                                    1,309,894
                                                          ---------------
                                                                3,940,074
                                                          ---------------
TRANSPORTATION SERVICES (1.5%)
       48,700   Circle International Group, Inc.                1,217,500
                                                          ---------------
WATER TRANSPORTATION (2.6%)
       41,700   Alexander & Baldwin                             1,125,900
----------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
WATER TRANSPORTATION (continued)

       38,570   Trico Marine Services, Inc.(a)            $     1,072,728
                                                          ---------------
                                                                2,198,628
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.5%)
       50,800   Pomeroy Computer Resources, Inc.(a)             1,270,000
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (3.1%)
       67,380   Burlington Coat Factory Warehouse Corp.         1,259,163
       34,100   Day Runner, Inc.(a)(c)                          1,325,602
                                                          ---------------
                                                                2,584,765
                                                          ---------------

TOTAL COMMON STOCK (COST $84,690,199)                          81,596,431
                                                          ---------------
REPURCHASE AGREEMENTS (2.0%)
    1,669,279   Bear, Stearns & Cos., Inc., 5.72%,
                  12/1/97 to be repurchased at
                  $1,670,075
                  (cost $1,669,279)(e)                          1,669,279
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $86,359,478)                                      $    83,265,710
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                 NOVEMBER 30, 1997

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Part or all of this investment on loan, see Note 7 of Notes to Financial Statements.

(d) The Funds have invested in a joint repurchase agreement. The following represents the collateral on the BancAmerica Robertson Stephens joint repurchase agreement: Collateralized by $22,460,000 FNMA Discount Notes, 5.53%, 1998; $26,280,000 FFCB Discount Notes, 5.40% to 5.58%, 1998 and
    $153,000,000 FHLB Discount Notes, 5.54% to 5.58%, 1998.

(e) The Funds have invested in a joint repurchase agreement. The following represents the collateral on the Bear, Stearns & Co., Inc. joint repurchase agreement: Collateralized by multiple UST Strips, 0%, 2/15/01 - 8/15/04, Par $65,000,000.

(f) At November 30, 1997, $2,765,000 of U.S. Treasury Bills, 1/22/98, with a market value of $2,744,472, were pledged to cover margin requirements for open futures contracts.

(g) During the period June 1, 1997 through November 30, 1997, Index Portfolio purchased 6,400 shares of Norwest Corp.

(h) These securities have been determined to be illiquid. In the absence of market value, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. A Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The security description, acquisition date, acquisition cost and carry value per unit are as follows:

                                                              ACQUISITION   ACQUISITION   CARRY VALUE
SECURITY DESCRIPTION                                             DATE          COST        PER UNIT
------------------------------------------------------------  -----------   -----------   -----------
STABLE INCOME PORTFOLIO:
Aesop Funding II LLC, Series 1997-1 A1, 6.22% VR 10/20/01...    7/23/97     $3,500,000      $100.39
Commercial Loan Funding Trust, Series I A, 6.08% 8/15/05....    8/20/97      3,218,579        99.93
First Merchant Auto Receivables Corp., Series 1996-A A2,
 6.70%, 7/17/00.............................................    5/10/96        999,460       100.54
First Merchant Grantor Trust, Series 1996-2 A, 6.85%,
 11/15/01...................................................    6/19/96      2,498,585       100.67
RTC 1992-18P A4, 6.64% VR, 4/25/28..........................    2/24/95      4,116,470       100.00
USAA Capital Corp., 5.97%, 8/4/99...........................    7/30/97      1,999,620       100.06

MANAGED FIXED INCOME PORTFOLIO:
Cargill Inc., 8.35%, 2/12/11................................    4/11/96      3,823,200       109.63
Colonial Pipeline, 7.45%, 8/15/07...........................    5/10/96        627,250       105.70
Corestates Capital Corp., 6.41% VR, 1/15/27.................     1/9/97        734,910        98.61
Florida Residential Property & Casualty, 7.25% 7/1/02.......     5/5/97      2,995,440       101.85
Hyundai Semiconductor, 8.25%, 5/15/04.......................    5/15/97      1,689,579        92.35
LG-Caltex Oil, 7.88%, 7/1/06................................    6/28/96        996,850       103.99
Petroliam Nasional Berhad, 6.63%, 10/18/01..................    9/19/97      1,299,650        97.65

The following represent the fair market value of these securities and percentage of the Portfolio's net assets as of November 30, 1997:

                                                    FAIR MARKET    PERCENTAGE OF
                                                       VALUE         NET ASSETS
                                                    ------------   --------------
Stable Income Portfolio...........................  $13,525,171        6.19%
Managed Fixed Income Portfolio....................    9,599,591        3.06%

                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 ABBREVIATIONS

ADR        American Depositary Receipts
AMBAC      American Municipal Bond Assurance Corporation
AMBS       Agriculture Mortgage Backed Securities
ARM        Adjustable Rate Mortgage
FFCB       Federal Farm Credit Bank
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Association
HCLT       Household Consumer Loan Trust
MLMI       Merrill Lynch Mortgage Investors
MNB        Maryland National Bank
PRAT       Premier Auto Trust
RFMSI      Residential Funding Mortgage Security I
RTC        Resolution Trust Corporation
RV         Revenue Bonds
SBA        Small Business Administration
SD         School District
VR         Variable Rate

                                                           CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

                                                                    [LOGO]

                             SCHRODER CAPITAL FUNDS

                               SEMI-ANNUAL REPORT

                               NOVEMBER 30, 1997

                   SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                        SCHRODER GLOBAL GROWTH PORTFOLIO
                           SCHRODER EM CORE PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                      SCHRODER       SCHRODER
                                                    U.S. SMALLER      GLOBAL        SCHRODER
                                                      COMPANIES       GROWTH        EM CORE
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -------------   -----------   ------------
ASSETS:
  Investments (Note 2):
    Investments at cost...........................  $170,633,649    $1,602,796    $ 19,724,127
    Net unrealized appreciation (depreciation)....    21,409,045      (119,133)       (844,471)
                                                    -------------   -----------   ------------
TOTAL INVESTMENTS AT VALUE........................   192,042,694     1,483,663      18,879,656

  Cash and Cash Equivalents (Note 2)..............    29,153,751       715,728       5,950,618
  Receivable for investments sold.................     1,797,894             -               -
  Receivable from administrator (Note 3)..........             -        13,332               -
  Receivable for dividends, tax reclaims and
    interest......................................       107,592         3,515          31,689
  Organization costs, net of amortization (Note
    2)............................................        18,586         5,895           5,895
                                                    -------------   -----------   ------------
TOTAL ASSETS......................................   223,120,517     2,222,133      24,867,858
                                                    -------------   -----------   ------------

LIABILITIES:
  Payable for investments purchased...............     2,209,562             -         489,642
  Payable to investment adviser (Note 3)..........       107,361             -           8,278
  Payable to administrator (Note 3)...............             -             -           2,222
  Payable to subadministrator (Note 3)............        13,420           208           1,666
  Accrued expenses and other liabilities..........        48,591        20,446          25,578
                                                    -------------   -----------   ------------
TOTAL LIABILITIES.................................     2,378,934        20,654         527,386
                                                    -------------   -----------   ------------
NET ASSETS........................................  $220,741,583    $2,201,479    $ 24,340,472
                                                    -------------   -----------   ------------
                                                    -------------   -----------   ------------

COMPONENTS OF NET ASSETS:
  Investors' capital..............................  $199,332,538    $2,320,612    $ 25,184,974
  Net unrealized appreciation (depreciation) on
    investments...................................    21,409,045      (119,133)       (844,502)
                                                    -------------   -----------   ------------
NET ASSETS........................................  $220,741,583    $2,201,479    $ 24,340,472
                                                    -------------   -----------   ------------
                                                    -------------   -----------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE PERIOD ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                               SCHRODER U.S.        SCHRODER        SCHRODER
                                                             SMALLER COMPANIES    GLOBAL GROWTH      EM CORE
                                                                 PORTFOLIO        PORTFOLIO(A)    PORTFOLIO(A)
                                                            -------------------  ---------------  -------------
INVESTMENT INCOME:
  Dividend income (net of foreign withholding taxes of $0,
    $114 and $114, respectively)..........................      $   449,403         $   1,182       $   9,381
  Interest income.........................................          300,663             2,706          78,681
                                                            -------------------  ---------------  -------------
TOTAL INVESTMENT INCOME...................................          750,066             3,888          88,062
                                                            -------------------  ---------------  -------------
EXPENSES:
  Investment advisory (Note 3)............................          510,390             1,803          22,219
  Administration (Note 3).................................               --                --           2,222
  Subadministration (Note 3)..............................           63,799               208           1,666
  Transfer agency (Note 3)................................            6,031             1,562           1,067
  Custody.................................................           12,717             1,200           4,500
  Accounting (Note 3).....................................           18,000             7,742           5,323
  Legal...................................................            5,892               200           2,000
  Audit...................................................           20,700             4,000           5,000
  Trustees................................................              527                 -               -
  Amortization of organization costs (Note 2).............            2,509                 -             105
  Miscellaneous...........................................           30,715               782           2,075
                                                            -------------------  ---------------  -------------
TOTAL EXPENSES............................................          671,280            17,497          46,177

  Fees waived (Note 6)....................................                -           (15,135)        (13,941)
                                                            -------------------  ---------------  -------------
NET EXPENSES..............................................          671,280             2,362          32,236
                                                            -------------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)..............................           78,786             1,526          55,826
                                                            -------------------  ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments sold............        6,149,644           (30,399)              -
  Net realized gain (loss) on foreign currency
    transactions..........................................                -                 -          (5,678)
                                                            -------------------  ---------------  -------------
      Net realized gain (loss) on investments and foreign
        currency transactions.............................        6,149,644           (30,399)         (5,678)
                                                            -------------------  ---------------  -------------
  Net change in unrealized appreciation (depreciation) on
    investments...........................................       10,377,117          (119,133)       (844,471)
  Net change in unrealized appreciation (depreciation) on
    foreign currency transactions.........................                -                 -             (31)
                                                            -------------------  ---------------  -------------
      Net change in unrealized appreciation (depreciation)
        on investments and foreign currency
        transactions......................................       10,377,117          (119,133)       (844,502)
                                                            -------------------  ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS............................       16,526,761          (149,532)       (850,180)
                                                            -------------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................      $16,605,547         $(148,006)      $(794,354)
                                                            -------------------  ---------------  -------------
                                                            -------------------  ---------------  -------------

(a) See Note 1 for the date the Portfolio commenced operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 SCHRODER            SCHRODER
                                                                                              GLOBAL GROWTH          EM CORE
                                                                                                PORTFOLIO           PORTFOLIO
                                           SCHRODER U.S. SMALLER COMPANIES PORTFOLIO        ------------------  ------------------
                                      ----------------------------------------------------    FOR THE PERIOD      FOR THE PERIOD
                                                                          FOR THE PERIOD       OCTOBER 15,         OCTOBER 30,
                                         FOR THE SIX         FOR THE        AUGUST 15,           1997(A)             1997(A)
                                         MONTHS ENDED        PERIOD           1996(A)            THROUGH             THROUGH
                                      NOVEMBER 30, 1997       ENDED           THROUGH       NOVEMBER 30, 1997   NOVEMBER 30, 1997
                                         (UNAUDITED)      MAY 31, 1997   OCTOBER 31, 1996      (UNAUDITED)         (UNAUDITED)
                                      ------------------  -------------  -----------------  ------------------  ------------------
NET ASSETS, BEGINNING OF PERIOD.....    $  103,385,258    $  28,929,477    $           -       $          -        $          -
                                      ------------------  -------------  -----------------  ------------------  ------------------

OPERATIONS:
  Net investment income (loss)......            78,786           77,349           22,137              1,526              55,826
  Net realized gain (loss) on
    investments
    sold............................         6,149,644        2,311,789          735,049            (30,399)                  -
  Net realized gain (loss) on
    foreign currency transactions...                 -                -                -                  -              (5,678)
  Net change in unrealized
    appreciation (depreciation) on
    investments.....................        10,377,117        8,079,833        2,952,095           (119,133)           (844,502)
                                      ------------------  -------------  -----------------  ------------------  ------------------
  Net increase (decrease) in net
    assets resulting from
    operations......................        16,605,547       10,468,971        3,709,281           (148,006)           (794,354)
                                      ------------------  -------------  -----------------  ------------------  ------------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST:
  Contributions.....................       103,197,618       69,106,539       26,247,304          2,350,040          33,435,944
  Withdrawals.......................        (2,446,840)      (5,119,729)      (1,027,108)              (555)         (8,301,118)
                                      ------------------  -------------  -----------------  ------------------  ------------------
  Net increase (decrease) in net
    assets from transactions in
    investors' beneficial
    interest........................       100,750,778       63,986,810       25,220,196          2,349,485          25,134,826
                                      ------------------  -------------  -----------------  ------------------  ------------------
  Net increase (decrease) in net
    assets..........................       117,356,325       74,455,781       28,929,477          2,201,479          24,340,472
                                      ------------------  -------------  -----------------  ------------------  ------------------

NET ASSETS, END OF PERIOD...........    $  220,741,583    $ 103,385,258    $  28,929,477       $  2,201,479        $ 24,340,472
                                      ------------------  -------------  -----------------  ------------------  ------------------
                                      ------------------  -------------  -----------------  ------------------  ------------------

(a) Commencement of operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 FINANCIAL HIGHLIGHTS (UNAUDITED)                              NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                            RATIO TO AVERAGE
                                                               NET ASSETS
                                                    --------------------------------
                                                       NET                             PORTFOLIO    AVERAGE
                                                    INVESTMENT               GROSS     TURNOVER    COMMISSION
                                                      INCOME     EXPENSES   EXPENSES     RATE       RATE(a)
                                                    ----------   --------   --------   ---------   ----------
SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  June 1, 1997 to November 30, 1997...............    0.09%(b)   0.79%(b)    N/A         28.71%      $0.0588
  November 1, 1996 to May 31, 1997................    0.22%(b)   0.85%(b)   0.95%(b)     34.45%      $0.0584
  August 15, 1996 (c) to October 31, 1996.........    0.50%(b)   0.85%(b)   1.31%(b)     17.30%      $0.0562
SCHRODER GLOBAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  October 15, 1997 (c) to November 30, 1997.......    0.55%(b)   0.85%(b)   6.31%(b)      9.40%      $0.0444
SCHRODER EM CORE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  October 30, 1997 (c) to November 30, 1997.......    2.51%(b)   1.45%(b)   2.08%(b)      0.00%      $0.0084

(a) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

(b) Annualized.

(c) Commencement of operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has six investment portfolios. Included in this report are Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (each a "Portfolio" and collectively the "Portfolios"). Schroder U.S. Smaller Companies Portfolio is a diversified portfolio that commenced operations on August 15, 1996, Schroder Global Growth Portfolio and Schroder EM Core Portfolio are non-diversified portfolios that commenced operations on October 15, 1997 and October 30, 1997, respectively. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

Effective May 31, 1997, Schroder U.S. Smaller Companies Portfolio changed its fiscal year end to May 31 from October 31.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION--Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

CASH EQUIVALENTS--The Portfolios consider all deposits and the related interest income in the Chase Money Market Account to be cash equivalents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

EXPENSE ALLOCATION--Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

ORGANIZATIONAL COSTS--Costs incurred by each Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER--Schroder Capital Management International Inc. ("SCMI") is the investment adviser to each of the Portfolios. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.60%, 0.65% and 1.00%, respectively, of each Portfolios average daily net assets.

ADMINISTRATION--On behalf of the Portfolios, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. which is entitled to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, at a rate of 0.05% and 0.10% , respectively , of the Portfolios average daily net assets. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("Forum") under which Forum is entitled to

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES (CONTINUED)

receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.075%, 0.10% and 0.075%, respectively, of each Portfolios average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

TRANSFER AGENT--Forum Financial Corp.-Registered Trademark- ("FFC") serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from the Schroder Core with respect to each Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

OTHER SERVICE PROVIDERS--FFC also performs portfolio accounting for the Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio and is entitled to receive compensation for those services in the amount of $36,000, $60,000 and $60,000 per year, respectively, plus certain amounts based upon the number and types of portfolio transactions.

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended November 30, 1997 were as follows:

                                                       COST OF        PROCEEDS
                                                      PURCHASES      FROM SALES
                                                    -------------   ------------
Schroder U.S. Smaller Companies Portfolio           $ 123,264,025   $ 42,983,853
Schroder Global Growth Portfolio                        1,776,024        142,829
Schroder EM Core Portfolio                             19,724,127              -

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of November 30, 1997 were as follows:

                                                                                          NET
                                           TAX         UNREALIZED     UNREALIZED      APPRECIATION
                                          COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                      -------------   ------------   -------------   --------------
Schroder U.S. Smaller Companies
 Portfolio                            $ 170,633,649   $30,283,741      $8,874,696      $21,409,045
Schroder Global Growth Portfolio          1,602,796        15,434         134,567         (119,133)
Schroder EM Core Portfolio               19,724,127       363,873       1,208,344         (844,471)

 NOTE 5. FEDERAL TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

 NOTE 6. WAIVER OF FEES

For the period ended November 30, 1997, the Schroder Core's service providers voluntarily waived and/or reimbursed certain fees or expenses incurred by the Portfolios.

                                                                              FEES WAIVED     EXPENSES
                                                                                  BY        REIMBURSED BY
                                                                              -----------  ---------------
                                                                                 SCMI           SCMI          TOTAL
                                                                              -----------  ---------------  ---------
Schroder Global Growth Portfolio                                               $   1,803      $  13,332     $  15,135
Schroder EM Core Portfolio                                                        13,941              -        13,941

 NOTE 7. CONCENTRATION OF RISK

Schroder EM Core Portfolio investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic events in these markets may have disruptive effects on the market prices of the Portfolio's investments.

                                                          SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED)                           NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
----------------------------------------------------
COMMON STOCK (87.0%)
BASIC MATERIALS (2.6%)
       53,500   AMCOL International Corp.                 $     1,284,000
       54,400   Ball Corp.                                      2,094,400
       67,800   Calgon Carbon Corp.                               745,800
       41,400   Ferro Corp.                                     1,586,142
                                                          ---------------
                                                                5,710,342
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (7.7%)
       49,600   Aeroquip-Vickers Inc.                           2,532,702
       98,500   Aftermarket Technology Corp.(a)                 2,019,250
       53,500   Donaldson Co. Inc.                              2,568,000
       68,200   Essex International Inc.(a)                     2,203,713
       37,600   Harsco Corp.                                    1,489,902
       55,100   NS Group Inc.(a)                                1,033,125
       68,900   Tracor Inc.(a)                                  1,933,508
       52,900   Triangle Pacific Corp.(a)                       1,699,415
       45,600   USA Waste Services Inc.(a)                      1,507,652
                                                          ---------------
                                                               16,987,267
                                                          ---------------
CONSUMER CYCLICALS (23.5%)
       85,600   800-JR CIGAR Inc.(a)                            2,354,000
       59,892   Accustaff Inc.(a)                               1,770,559
       68,200   American Italian Pasta Co.(a)                   1,611,225
       74,600   Bally Total Fitness Holding Corp.(a)            1,389,425
       25,600   Barnett Inc.(a)                                   521,605
        5,000   Beringer Wine Estates Holdings Inc.(a)            162,500
       27,000   Consolidated Cigar Holdings Inc.(a)               744,188
       50,938   Consolidated Stores Corp.(a)                    2,476,814
       88,600   Interface Inc.                                  2,658,000
       95,000   Knoll Inc.(a)                                   2,861,878
       94,200   Logan's Roadhouse Inc.(a)                       1,677,938
       27,800   Nautica Enterprises(a)                            780,138
      110,600   Paul Harris Stores Inc.(a)                      2,336,426
      113,300   Petco Animal Supplies Inc.(a)                   3,342,350
      109,200   Pier 1 Imports Inc.                             2,443,352
      159,700   Pillowtex Corp.                                 4,232,050
       48,300   Promus Hotel Corp.(a)                           2,004,450
       78,050   Regal Cinemas Inc.(a)                           1,990,275
       45,650   Robert Half International Inc.(a)               1,783,205
       59,900   Ross Stores Inc.                                2,336,100
       83,000   ShoLodge Inc.(a)                                1,328,000
       34,850   Sonic Corp.(a)                                    963,819
       59,800   Stage Stores Inc.(a)                            2,519,076

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
CONSUMER CYCLICALS (continued)

       25,900   Tiffany & Co.                             $       987,440
       89,200   Trendwest Resorts Inc.(a)                       2,207,700
       66,800   WestPoint Stevens Inc.(a)                       2,663,654
       57,600   Wet Seal Inc. Class A(a)                        1,702,804
                                                          ---------------
                                                               51,848,971
                                                          ---------------
CONSUMER STAPLES (5.1%)
       63,300   Compdent Corp.(a)                               1,289,744
       70,700   Foodmaker Inc.(a)                               1,095,850
       40,600   Henry Schein Inc.(a)                            1,431,150
       80,900   International Home Foods Inc.(a)                1,941,600
       23,400   Physician Sales & Service Inc.(a)                 532,350
       60,100   Richfood Holdings Inc.                          1,641,481
       55,400   Suiza Foods Corp.(a)                            3,223,587
                                                          ---------------
                                                               11,155,762
                                                          ---------------
ENERGY (9.4%)
       32,600   Atwood Oceanics Inc.(a)                         1,607,589
       45,200   B.J. Service Co.(a)                             3,245,928
       60,200   Cooper Cameron Corp.(a)                         3,668,443
       34,400   Forcenergy Inc.(a)                              1,068,550
       68,700   Kuhlman Corp.                                   2,425,972
       32,500   Ocean Energy Inc.(a)                            1,817,970
       53,200   Tosco Corp.                                     1,732,327
       70,300   United Meridian Corp.(a)                        2,113,393
       60,200   Varco International Inc.(a)                     3,081,492
                                                          ---------------
                                                               20,761,664
                                                          ---------------
FINANCIAL (14.0%)
       68,900   AmerUs Life Holdings Inc.                       2,239,250
      134,100   BA Merchant Services Inc. Class A(a)            2,187,509
       52,800   Bank United Corp.                               2,217,600
       63,300   Bay View Capital Corp.                          2,136,375
       57,400   CMAC Investment Corp.                           2,981,218
            1   Charter One Financial Inc.                             59
       60,050   Commercial Federal Corp.                        2,886,154
       47,300   Cullen/Frost Bankers Inc.                       2,512,818
       35,200   FBL Financial Group Inc. Class A                1,390,400
       35,600   Fremont General Corp.                           1,637,600
      136,200   Inkeepers USA Trust                             2,187,716
       57,400   Mutual Risk Management Ltd.                     1,603,613
       83,100   North Fork BanCorp Inc.                         2,524,164
       82,639   Patriot American Hospitality Inc.               2,582,476

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
FINANCIAL (continued)

       71,610   UST Corp.                                 $     1,902,142
                                                          ---------------
                                                               30,989,094
                                                          ---------------
HEALTH CARE (7.1%)
      112,500   Coventry Corp.(a)                               1,680,472
       22,700   Express Scripts Inc. Class A(a)                 1,339,300
       50,800   Genzyme Corp.(a)                                1,362,078
        1,188   Genzyme Corp. (Tissue Repair)(a)                    9,059
      111,400   Haemonetics Corp.(a)                            1,636,189
       59,400   Health Care and Retirement Corp.(a)             2,338,879
      104,200   Invacare Corp.                                  2,409,635
       78,500   Isis Pharmaceuticals Inc.(a)                    1,162,783
       62,000   Matria Healthcare Inc.(a)                         317,752
      112,300   Wesley Jessen VisionCare Inc.(a)                3,453,225
                                                          ---------------
                                                               15,709,372
                                                          ---------------
TECHNOLOGY (6.1%)
       19,300   Antec Corp.(a)                                    294,325
       51,800   EG&G Inc.                                       1,016,579
       25,500   Evans & Sutherland Computer Corp.(a)              790,500
       55,300   Exabyte Corp.(a)                                  539,175
      101,200   INTERSOLV(a)                                    1,612,880
       15,400   Intergraph Corp.(a)                               162,664
       52,400   MAPICS Inc.(a)                                    582,954
       22,850   Marcam Solutions Inc.(a)                          205,650
       39,100   MicroTouch Systems Inc.(a)                        811,325
       75,500   Molecular Dynamics Inc.(a)                      1,519,444
       56,100   Symbol Technologies Inc.                        2,191,409
       37,700   System Software Associates Inc.(a)                499,525
       29,400   Thomas & Betts Corp.                            1,334,029
       88,500   Wang Laboratories Inc.(a)                       1,958,069
                                                          ---------------
                                                               13,518,528
                                                          ---------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (11.5%)
       43,400   CCA Prison Realty Trust                         1,546,128
      167,500   CHS Electronics Inc.(a)                         3,161,563
       51,600   CNF Transportation Inc.                         2,244,600
       86,650   Comair Holdings Inc.                            1,917,133
       83,400   Cornell Corrections Inc.(a)                     1,459,500
       23,000   Galileo International Inc.                        616,688
       35,100   INSpire Insurance Solutions Inc.(a)               666,900
          400   ITC DeltaCom Inc.(a)                                5,650
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION/SERVICES/MISCELLANEOUS (continued)

       82,200   Ivex Packaging Corp.(a)                   $     1,644,000
       55,000   Jacor Communications Inc.(a)                    2,406,250
       10,000   Mac-Gray Corp.(a)                                 147,500
       98,000   Manufactured Home Communities Inc.              2,670,500
       82,200   RemedyTemp Inc. Class A(a)                      1,931,700
      114,600   Select Appointments Holdings Public Ltd.
                  Co.                                           2,206,050
       78,500   StaffMark Inc.(a)                               2,737,532
                                                          ---------------
                                                               25,361,694
                                                          ---------------

TOTAL INVESTMENTS (87.0%)
  (COST $170,633,649)                                         192,042,694
                                                          ---------------

OTHER ASSETS LESS LIABILITIES (13.0%)                          28,698,889
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $   220,741,583
                                                          ---------------
                                                          ---------------

(a) Non-income producing security.
-----------------------------------------------------------------
                    SCHRODER GLOBAL GROWTH PORTFOLIO
----------------------------------------------------
AUSTRALIA (2.9%)
COMMON STOCK
        3,000   Australia & New Zealand Banking Group
                  Ltd.
                  FINANCE                                 $        20,609
        1,000   Brambles Industries Ltd.
                  SERVICES                                         19,163
        6,000   Foster's Brewing Group Ltd.
                  CONSUMER NON-DURABLES                            11,126
        2,000   Woodside Petroleum Ltd.
                  MATERIALS                                        14,367
                                                          ---------------
                                                                   65,265
                                                          ---------------
CANADA (2.2%)
COMMON STOCK
          740   Amber Energy Inc.(a)
                  ENERGY                                           10,632
          810   Inco Ltd.
                  MATERIALS                                        11,381
          980   National Bank of Canada
                  FINANCE                                          14,493

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
----------------------------------------------------

CANADA (continued)
COMMON STOCK (continued)

        1,760   Stelco Inc.
                  MATERIALS                               $        11,376
                                                          ---------------
                                                                   47,882
                                                          ---------------
CHILE (0.8%)
COMMON STOCK
          670   Compania de Telecomunicacion de Chile SA
                  ADR
                  TELECOMMUNICATIONS                               18,132
                                                          ---------------
FRANCE (7.2%)
COMMON STOCK
          200   Accor SA
                  SERVICES                                         37,808
          320   Canal Plus
                  SERVICES                                         55,669
          220   Elf Aquitaine
                  ENERGY                                           25,527
          250   Groupe Danone
                  CONSUMER NON-DURABLES                            39,892
                                                          ---------------
                                                                  158,896
                                                          ---------------
GERMANY (4.8%)
COMMON STOCK
          500   Fresenius Medical Care AG(a)
                  MATERIALS                                        33,252
          900   Hoechst AG
                  MATERIALS                                        31,789
           85   Mannesmann AG
                  CAPITAL EQUIPMENT                                39,565
                                                          ---------------
                                                                  104,606
                                                          ---------------
ITALY (1.7%)
COMMON STOCK
        5,920   Telecom Italia SpA
                  ENERGY                                           36,896
                                                          ---------------
JAPAN (9.9%)
COMMON STOCK
        2,000   Bridgestone Corp.
                  MATERIALS                                        43,408
        1,000   Fuji Photo Film Co.
                  CAPITAL EQUIPMENT                                35,965
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
----------------------------------------------------

JAPAN (continued)
COMMON STOCK (continued)

        2,000   Matsushita Electric Industrial Co. Ltd.
                  CAPITAL EQUIPMENT                       $        31,185
        4,000   Mitsui & Co.
                  SERVICES                                         27,800
        2,000   Takeda Chemical Industries
                  CONSUMER DURABLES                                58,453
        5,000   Yasuda Fire & Marine Insurance
                  SERVICES                                         20,372
                                                          ---------------
                                                                  217,183
                                                          ---------------
NETHERLANDS (6.9%)
COMMON STOCK
        2,870   ABN Amro Holding NV
                  SERVICES                                         54,715
          280   Baan Co. NV(a)
                  SERVICES                                         20,113
        1,340   Gucci Group NV-NY Shares
                  CONSUMER NON-DURABLES                            54,521
          350   Philips Electronics NV
                  CAPITAL EQUIPMENT                                23,116
                                                          ---------------
                                                                  152,465
                                                          ---------------
SINGAPORE (2.5%)
COMMON STOCK
        2,000   Development Bank of Singapore Ltd.
                  FINANCE                                          18,838
        4,000   NatSteel Ltd.
                  MULTI-INDUSTRY                                    8,440
        2,000   Singapore Press Holdings Ltd.
                  SERVICES                                         27,378
                                                          ---------------
                                                                   54,656
                                                          ---------------
SWEDEN (1.8%)
COMMON STOCK
        1,130   Svenska Handelsbanken
                  SERVICES                                         39,808
                                                          ---------------
SWITZERLAND (3.6%)
COMMON STOCK
           41   Nestle SA
                  CONSUMER NON-DURABLES                            60,334

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
----------------------------------------------------

SWITZERLAND (continued)
COMMON STOCK (continued)

           10   SGS Societe Generale de Surveillance
                  Holding SA
                  SERVICES                                $        18,686
                                                          ---------------
                                                                   79,020
                                                          ---------------
UNITED KINGDOM (7.5%)
COMMON STOCK
        2,070   EMI Group plc
                  CONSUMER NON-DURABLES                            15,712
        3,570   Enterprise Oil plc
                  ENERGY                                           35,189
        2,280   JJB Sports
                  SERVICES                                         22,915
        3,140   Lloyds TSB Group plc
                  FINANCE                                          35,712
        5,510   LucasVarity plc
                  CAPITAL EQUIPMENT                                17,616
        1,190   Zeneca Group plc
                  CONSUMER DURABLES                                38,036
                                                          ---------------
                                                                  165,180
                                                          ---------------
UNITED STATES OF AMERICA (15.6%)
COMMON STOCK
          480   AlliedSignal Inc.
                  CAPITAL EQUIPMENT                                17,820
          240   Allstate Corp.
                  SERVICES                                         20,610
          375   Baker Hughes Inc.
                  ENERGY                                           15,703
          260   BankAmerica Corp.
                  FINANCE                                          18,980
          230   Bristol-Myers Squibb Co.
                  CONSUMER NON-DURABLES                            21,534
          330   Caterpillar Inc.
                  CAPITAL EQUIPMENT                                15,819
          250   Cisco Systems Inc.(a)
                  CONSUMER DURABLES                                21,563
          270   Colgate-Palmolive Co.
                  CONSUMER NON-DURABLES                            18,039
          390   Gap Inc.
                  CONSUMER DURABLES                                20,938
          290   General Electric Co.
                  CONSUMER DURABLES                                21,388
          290   McGraw-Hill Cos. Inc.
                  SERVICES                                         19,847
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
----------------------------------------------------

UNITED STATES OF AMERICA (continued)
COMMON STOCK (continued)

          200   Merck & Co. Inc.
                  CONSUMER NON-DURABLES                   $        18,913
          350   Rite Aid Corp.
                  CONSUMER NON-DURABLES                            23,013
          540   Ryder System Inc.
                  SERVICES                                         19,609
          190   Schlumberger Ltd.
                  ENERGY                                           15,639
          430   Sun Microsystems Inc.(a)
                  CONSUMER DURABLES                                15,480
          310   Textron Inc.
                  CAPITAL EQUIPMENT                                18,329
          405   Travelers Group Inc.
                  SERVICES                                         20,450
                                                          ---------------
                                                                  343,674
                                                          ---------------

TOTAL INVESTMENTS (67.4%)
  (COST $1,602,796)                                             1,483,663
                                                          ---------------

OTHER ASSETS LESS LIABILITIES (32.6%)                             717,816
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $     2,201,479
                                                          ---------------
                                                          ---------------

 (a) Non-income producing security.

ADR American Depository Receipts
-----------------------------------------------------------------
                       SCHRODER EM CORE PORTFOLIO
----------------------------------------------------
ARGENTINA (3.7%)
COMMON STOCK
        3,300   Banco de Galicia y Buenos Aires SA de CV
                  ADR
                  FINANCE                                 $        77,550
        3,200   Cresud SA ADR(a)
                  CONSUMER NON-DURABLES                            62,800
        9,400   Quilmes Industrial SA ADR
                  CONSUMER NON-DURABLES                           122,200
        7,700   Telefonica de Argentina SA ADR
                  SERVICES                                        254,582
       11,100   YPF Sociedad Anonima ADR
                  ENERGY                                          372,544
                                                          ---------------
                                                                  889,676
                                                          ---------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------
BOTSWANA (0.4%)
COMMON STOCK
       90,000   Sechaba Ord(a)
                  CONSUMER NON-DURABLES                   $        96,136
                                                          ---------------
BRAZIL (11.6%)
COMMON STOCK
        7,800   Aracruz Celulose ADR
                  SERVICES                                        112,125
       24,300   Centrais Electricas Brasileiras SA
                  Eletrobras
                  ENERGY                                          596,912
        5,800   Cia Ener De Minas Gerais ADR
                  ENERGY                                          282,332
       11,200   Companhia Brasileira ADR
                  SERVICES                                        166,600
       15,000   Comphania Vale do Rio Doce
                  ENERGY                                          269,081
       17,700   Petrol Brasileiro - Petrobras
                  ENERGY                                          386,124
        8,400   Telecomunicacoes Brasileiras SA Telebras
                  ADR
                  SERVICES                                        876,750
        4,600   Unibanco-Uniao Banco(a)
                  FINANCE                                         132,250
                                                          ---------------
                                                                2,822,174
                                                          ---------------
CHILE (4.4%)
COMMON STOCK
       10,200   Banco BHIF ADR
                  FINANCE                                         175,950
        9,700   Chilectra SA
                  ENERGY                                          242,112
        4,500   Compania Cervecerias Unidas SA
                  CONSUMER NON-DURABLES                           121,500
       13,200   Compania de Telecomunicacion de Chile SA
                  ADR
                  SERVICES                                        357,225
        9,900   Distribucion y Servicio(a)
                  SERVICES                                        172,631
                                                          ---------------
                                                                1,069,418
                                                          ---------------
CHINA, PEOPLES REPUBLIC OF (1.5%)
COMMON STOCK
       10,500   China Steel Corporation GDS
                  MATERIALS                                       149,625

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------

CHINA, PEOPLES REPUBLIC OF (continued)
COMMON STOCK (continued)

        4,000   Huaneng Power International Inc. ADR(a)
                  ENERGY                                  $        88,000
      220,000   Qingling Motors Co.
                  CAPITAL EQUIPMENT                               117,395
                                                          ---------------
                                                                  355,020
                                                          ---------------
CZECH REPUBLIC (0.6%)
COMMON STOCK
        1,300   SPT Telekom AS(a)
                  SERVICES                                        136,959
                                                          ---------------
EGYPT (0.9%)
COMMON STOCK
       11,200   Commercial International Bank GDR
                  FINANCE                                         228,200
                                                          ---------------
GREECE (0.5%)
COMMON STOCK
        4,800   Hellenic Bottling Company SA
                  CONSUMER NON-DURABLES                           113,070
                                                          ---------------
HONG KONG (3.6%)
COMMON STOCK
      132,000   Anhui Expressway Co. Ltd.
                  SERVICES                                         21,515
      244,000   Beijing Datang Power(a)
                  MULTI-INDUSTRY                                  112,842
       52,000   Cheung Kong Infrastructure Holdings
                  CAPITAL EQUIPMENT                               121,082
      204,000   China Resources Beijing(a)
                  FINANCE                                          95,663
       48,000   China Resources Enterprise Ltd.
                  FINANCE                                         103,385
       40,000   Citic Pacific Ltd.
                  FINANCE                                         159,373
       90,000   Cosco Pacific Ltd.
                  FINANCE                                          62,870
       90,000   Guangnan Holdings
                  CONSUMER NON-DURABLES                            67,526
      162,000   Guangshen Railway
                  SERVICES                                         34,578

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------

HONG KONG (continued)
COMMON STOCK (continued)

       46,000   New World Infrastructure(a)
                  CAPITAL EQUIPMENT                       $        90,747
                                                          ---------------
                                                                  869,581
                                                          ---------------
HUNGARY (2.2%)
COMMON STOCK
        2,600   Gedeon Richter
                  CONSUMER NON-DURABLES                           244,075
        2,900   Matav RT ADR(a)
                  SERVICES                                         58,725
        4,400   MOL Magyar Olaj GDR
                  ENERGY                                           92,400
        4,600   OTP Bank GDR(a)
                  FINANCE                                         143,198
                                                          ---------------
                                                                  538,398
                                                          ---------------
INDIA (5.9%)
COMMON STOCK
        7,500   BSES Ltd. GDR(a)
                  ENERGY                                          101,250
       14,000   Grasim Industries Ltd. GDR
                  MATERIALS                                       119,099
        8,000   Indian Hotels Co. Ltd.
                  SERVICES                                        151,000
       14,000   ITC
                  MULTI-INDUSTRY                                  220,500
       17,500   Mahindra & Mahindra Ltd.
                  CAPITAL EQUIPMENT                               153,125
        5,000   Ranbaxy Laboratories Ltd.
                  MATERIALS                                       115,000
       22,400   Reliance Industries Ltd.(a)
                  MATERIALS                                       178,080
       13,000   State Bank of India
                  FINANCE                                         166,725
          550   Tata Electric Co.(b)
                  ENERGY                                          127,842
        8,500   VSNL GDR(a)
                  SERVICES                                        104,125
                                                          ---------------
                                                                1,436,746
                                                          ---------------
INDONESIA (1.6%)
COMMON STOCK
       38,000   Astra
                  CAPITAL EQUIPMENT                                19,794
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------

INDONESIA (continued)
COMMON STOCK (continued)

      105,000   London Sumatra Indonesia
                  CONSUMER NON-DURABLES                   $        94,277
      335,000   PT Bank Internasional Indonesia
                  FINANCE                                          43,627
       15,000   PT Gudang Garam
                  CONSUMER NON-DURABLES                            31,871
        5,000   PT Indofoods Sukses Makmur
                  CONSUMER NON-DURABLES                             3,290
       20,000   PT Indostat
                  SERVICES                                         45,374
      198,000   PT Telekomunikasi Indonesia
                  SERVICES                                        145,209
                                                          ---------------
                                                                  383,442
                                                          ---------------
ISRAEL (2.6%)
COMMON STOCK
      166,300   Bank Leumi Le-Israel
                  SERVICES                                        265,505
        7,640   Teva Pharmaceutical Industries Ltd. ADR
                  MATERIALS                                       378,180
                                                          ---------------
                                                                  643,685
                                                          ---------------
KOREA, REPUBLIC OF (1.9%)
COMMON STOCK
        4,000   Kookmin Bank
                  FINANCE                                          21,479
        3,000   Korea Electric Power Corp.
                  ENERGY                                           33,861
       12,000   LG Electronics
                  CONSUMER DURABLES                               134,416
        1,500   Pohang Iron & Steel Company Ltd.
                  MATERIALS                                        59,613
        2,500   Samsung Electronics Co.
                  CONSUMER DURABLES                                90,688
        5,500   Shinhan Bank
                  FINANCE                                          28,358
          200   SK Telecom Co. Ltd.
                  SERVICES                                         66,099
        3,500   Yukong Ltd.
                  ENERGY                                           33,519
                                                          ---------------
                                                                  468,033
                                                          ---------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------
MALAYSIA (0.3%)
COMMON STOCK
        8,000   Berjaya Sports Toto Berhad
                  SERVICES                                $        17,531
       30,000   Magnum Corp. Berhad
                  SERVICES                                         19,507
       18,000   Malayan Banking Berhad
                  FINANCE                                          46,148
                                                          ---------------
                                                                   83,186
                                                          ---------------
MEXICO (13.0%)
COMMON STOCK
       17,000   ALFA SA de CV
                  MULTI-INDUSTRY                                  127,958
      146,000   Cemex SA de CV(a)
                  MATERIALS                                       629,486
      267,000   Cifra SA de CV
                  SERVICES                                        515,106
      245,000   Controladora Com Mexicana
                  SERVICES                                        266,171
       25,000   Desc SA de CV
                  MULTI-INDUSTRY                                  236,892
       48,000   Fomento Economico Mexicano SA de CV
                  CONSUMER NON-DURABLES                           397,539
      113,000   Grupo Financiero Bancomer(a)
                  FINANCE                                          64,273
       12,600   Telefonos de Mexico SA ADS
                  SERVICES                                        623,700
        6,000   Tubos de Acero de Mexico SA ADR(a)
                  MATERIALS                                       132,750
        8,400   TV Azteca SA de CV(a)
                  SERVICES                                        173,775
                                                          ---------------
                                                                3,167,650
                                                          ---------------
PAKISTAN (0.5%)
COMMON STOCK
        4,000   Hub Power Co. Ltd.(a)
                  ENERGY                                          122,000
                                                          ---------------
PERU (1.0%)
COMMON STOCK
        5,800   CPT Telefonica del Peru SA ADS
                  SERVICES                                        121,800

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------

PERU (continued)
COMMON STOCK (continued)

        6,700   Credicorp Ltd.
                  FINANCE                                 $       122,275
                                                          ---------------
                                                                  244,075
                                                          ---------------
PHILIPPINES (2.6%)
COMMON STOCK
      307,000   Ayala Land Inc.(a)
                  SERVICES                                        121,196
      810,000   Belle Corp.(a)
                  SERVICES                                         39,070
      350,000   Digital Telecommunications Philippines
                  Inc.(a)
                  SERVICES                                         17,686
       38,000   Manila Electric Company "B" Shares
                  ENERGY                                          132,012
       12,000   Philippine Long Distance Telephone Co.
                  SERVICES                                        289,406
      256,000   SM Prime Holdings
                  SERVICES                                         40,425
                                                          ---------------
                                                                  639,795
                                                          ---------------
POLAND (2.2%)
COMMON STOCK
       35,000   Elektrim Spolka Akcyjna
                  MULTI-INDUSTRY                                  336,443
        3,500   Wedel SA
                  CONSUMER NON-DURABLES                           193,950
                                                          ---------------
                                                                  530,393
                                                          ---------------
RUSSIA (1.6%)
COMMON STOCK
        1,300   Lukoil Holding
                  ENERGY                                           99,060
       12,660   Pliva DD GDR
                  MATERIALS                                       192,116
        4,550   Unified Energy Systems(a)
                  CAPITAL EQUIPMENT                               105,506
                                                          ---------------
                                                                  396,682
                                                          ---------------
SINGAPORE (0.5%)
COMMON STOCK
       11,000   Asia Pulp & Paper Co. ADR
                  MATERIALS                                       119,625
                                                          ---------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------
SOUTH AFRICA (7.6%)
COMMON STOCK
        4,400   Anglo American Corporation of South
                  Africa Ltd.
                  FINANCE                                 $       183,012
        3,000   Anglo American Industrial
                  MULTI-INDUSTRY                                   79,069
       25,000   Barlow Ltd.
                  MULTI-INDUSTRY                                  237,311
       30,000   Dimension Data Holdings Ltd.(a)
                  FINANCE                                         129,723
       13,000   Ellerine Holdings Ltd.
                  CONSUMER DURABLES                                90,477
       15,000   Fedsure Holdings Ltd
                  FINANCIAL                                       173,582
       20,000   First National Bank Holdings Ltd.
                  FINANCE                                         168,846
       17,000   Foodcorp Ltd.
                  CONSUMER NON-DURABLES                            84,711
       31,800   Nampak Ltd.
                  MATERIALS                                       104,767
       10,200   Rembrandt Group Ltd.
                  MULTI-INDUSTRY                                   78,234
       19,600   Sasol Ltd.
                  MULTI-INDUSTRY                                  197,554
        9,600   South African Breweries Ltd.
                  MULTI-INDUSTRY                                  235,231
       15,000   South African Druggists Ltd.
                  MATERIALS                                        92,659
                                                          ---------------
                                                                1,855,176
                                                          ---------------
TAIWAN (4.6%)
COMMON STOCK
       26,000   Acer Inc. GDR(a)
                  SERVICES                                        200,200
       10,000   Asia Cement Corp. GDS
                  MATERIALS                                       116,750
        7,500   Asustek Computer Inc.(a)
                  CAPITAL EQUIPMENT                               120,375
       13,000   ROC Taiwan Fund
                  FINANCE                                         123,500
       10,000   Silicon Precision Industries Co.(a)
                  ENERGY                                          137,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
----------------------------------------------------

TAIWAN (continued)
COMMON STOCK (continued)

        2,500   Taiwan Fund Inc.
                  FINANCE                                 $        47,813
       12,000   Taiwan Semiconductor Manufacturing
                  Co.(a)
                  ENERGY                                          264,000
        8,000   Teco Electric & Machinery GDR(a)
                  MULTI-INDUSTRY                                  108,480
                                                          ---------------
                                                                1,118,118
                                                          ---------------
THAILAND (0.8%)
COMMON STOCK
        7,000   Advanced Info Service Public Co. Ltd.
                  SERVICES                                         36,521
       20,000   Electricity Generating Public Co. Ltd.
                  SERVICES                                         38,509
       11,000   PTT Exploration and Production Public
                  Co. Ltd.
                  ENERGY                                          121,888
                                                          ---------------
                                                                  196,918
                                                          ---------------
VENEZUELA (1.5%)
COMMON STOCK
        9,000   Compania Anonima
                  SERVICES                                        355,500
                                                          ---------------

TOTAL INVESTMENTS (77.6%)
  (COST $19,724,127)                                           18,879,656
                                                          ---------------

OTHER ASSETS LESS LIABILITIES (22.4%)                           5,460,816
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $    24,340,472
                                                          ---------------
                                                          ---------------

(a) Non-income producing security.

(b) Valued pursuant to methodology approved by the Board of Trustees.

ADR--American Depository Receipts

GDR--Global Depository Receipts

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

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

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